Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (0.7%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2042	50	52
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	11,395	11,414
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	22,210	22,247
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2029	4,000	4,256
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	4,155	4,538
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	7,210	8,034
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	1,420	1,422
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	3,275	3,317
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	2,030	2,078
	Alabama GO	5.000%	8/1/2027	715	716
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2026	4,060	4,067
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2030	1,920	2,073
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	2,165	2,368
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2035	2,500	2,813
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2036	2,160	2,412
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2037	1,000	1,108
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2038	8,820	9,705
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2039	7,400	8,077
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	1,225	1,331
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2041	4,030	4,358
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	1,500	1,616
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	3,355	3,563
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	2,655	2,730
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	2,420	2,580
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,565	1,693
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	4,125	4,428
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	5,625	6,022
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	3,055	3,245
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	15,895	15,885
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,540	1,625
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	15,240	15,080
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	16,470	17,250
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	5,060	4,912
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	2,175	2,179
	Auburn University College & University Revenue	5.000%	6/1/2043	45	46
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	9,800	9,894
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	245	230
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2048	1,315	1,322
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	5,240	4,605
[2]	Gadsden AL GO	5.000%	10/1/2050	2,500	2,589
[2]	Gadsden AL GO	5.000%	10/1/2055	3,000	3,081
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2049	1,500	1,524
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,250	1,262
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	500	472
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	500	505
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2042	7,875	7,479
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	910	932
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	1,405	1,463
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,650	1,736
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,935	3,130
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	4,210	4,535
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	3,220	3,495
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	3,015	3,287
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	2,730	2,972
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	2,935	3,169
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	2,600	2,784
	Jefferson County AL Sewer Revenue	5.000%	10/1/2037	5,580	5,949
	Jefferson County AL Sewer Revenue	5.000%	10/1/2038	2,140	2,267
	Jefferson County AL Sewer Revenue	5.000%	10/1/2039	3,080	3,240
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	1,260	1,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	6,280	6,706
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,855	5,168
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	3,100	3,288
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	3,750	3,961
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	4,085	4,305
	Jefferson County AL Sewer Revenue	5.250%	10/1/2049	23,750	24,511
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	28,000	29,087
	University of Alabama College & University Revenue	3.500%	7/1/2042	470	419
	University of Alabama College & University Revenue	4.000%	7/1/2054	3,695	3,197
	University of South Alabama College & University Revenue	5.000%	11/1/2051	2,000	2,028
					335,182
Alaska (0.0%)
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/2052	5,000	4,420
	North Slope Borough AK GO	5.000%	6/30/2029	4,765	5,054
	North Slope Borough AK GO	5.000%	6/30/2030	3,765	4,053
					13,527
Arizona (1.1%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	4,375	4,471
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	4,350	4,538
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	7,290	8,127
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	2,870	3,028
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	3,010	3,042
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	355	374
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	7,585	7,073
	Arizona COP, ETM	5.000%	10/1/2027	1,910	1,962
	Arizona COP, ETM	5.000%	10/1/2028	2,610	2,739
	Arizona COP, ETM	5.000%	10/1/2029	845	902
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2027	5,500	5,620
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	1,745	1,823
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2034	3,450	3,870
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	10,000	10,004
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	5,190	5,366
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	4,030	4,227
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	19,520	20,903
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2048	2,000	2,049
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2049	30	30
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	2,000	2,029
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	3,035	3,037
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2051	5,620	4,423
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2061	6,000	4,466
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	3,000	2,233
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2026	1,360	1,360
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.250%	7/1/2056	3,250	3,347
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.250%	7/1/2061	3,000	3,078
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2065	2,970	2,962
	Arizona Lottery Revenue, ETM	5.000%	7/1/2027	475	485
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	465	484
	Arizona Lottery Revenue, ETM	5.000%	7/1/2029	1,035	1,096
	Arizona State University College & University Revenue	5.000%	7/1/2041	1,050	1,085
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2036	14,055	15,237
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2038	50	54
[1]	Lake Havasu AZ Wastewater System Water Revenue	4.000%	7/1/2045	25	23
	Maricopa County Special Health Care District GO	4.000%	7/1/2035	4,010	4,024
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2031	3,075	3,347
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2032	4,460	4,904
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2037	4,000	4,485
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	350	347
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	15	14
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	10,845	11,061
	Phoenix Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	2.850%	8/3/2026	34,670	34,670
	Phoenix AZ GO	5.000%	7/1/2027	8,280	8,294
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,895	1,901
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	15,950	15,979
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	385	391
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,435	1,458
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,170	1,186
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	6,855	6,535
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	15,070	15,776
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	5,305	5,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	6,985	7,154
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2045	7,980	7,414
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	13,975	14,264
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/2049	3,565	2,619
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2049	16,520	16,772
[2]	Pinal County AZ Sales Tax Revenue	5.250%	8/1/2050	2,840	2,998
	Queen Creek AZ COP	5.250%	10/1/2056	200	208
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	700	707
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	4,895	4,939
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	1,005	1,104
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	360	363
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	4,960	4,997
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	1/1/2038	4,490	4,413
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	2,255	2,270
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2042	5,500	5,926
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2043	5,895	6,326
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	6,640	7,089
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2049	140	145
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2054	9,670	9,947
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/2054	29,745	31,133
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	6,620	6,841
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	985	1,017
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	2,305	2,376
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	1,350	1,445
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	5,750	5,920
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	1,240	1,275
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	20,500	22,727
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	1,570	1,611
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	10,485	11,706
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	1,185	1,215
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	1,055	1,185
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	6,680	6,840
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	4,535	4,638
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2038	3,310	3,381
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	660	646
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2039	155	158
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	2,075	2,199
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	5,020	4,712
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	4,325	4,418
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	5,035	5,221
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	5,830	6,128
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/2048	300	202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2048	195	202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2051	15,185	15,719
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	14,720	15,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	33,775	35,480
					548,396
Arkansas (0.1%)
	Beaver Water District of Benton & Washington Counties Water Revenue	5.000%	4/15/2055	5,425	5,535
	Fayetteville School District No. 1 GO	4.000%	2/1/2046	5,000	4,810
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	185	130
	Fayetteville School District No. 1 GO	4.000%	2/1/2050	3,085	2,794
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	70	51
[3]	Fayetteville School District No. 1 GO	4.500%	6/1/2056	13,675	13,211
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	6,985	6,550
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	2,000	1,818
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	2,325	2,143
	University of Arkansas College & University Revenue	5.000%	12/1/2045	6,600	6,835
	University of Arkansas College & University Revenue	5.000%	4/1/2052	1,095	1,118
[3]	University of Arkansas College & University Revenue	5.000%	11/1/2056	1,435	1,467
					46,462
California (17.4%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	13,040	13,302
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	8,800	2,172
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,440	662
[1,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/2037	0.000%	10/1/2051	4,300	2,508
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/2037	0.000%	10/1/2047	4,900	2,914
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	9,305	5,470
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	3,050	1,777
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	1,730	999
[1,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	31,590	18,373
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	2,550	2,375
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	4,790	4,800
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	3,650	3,660
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	150	106
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	2,280	2,285
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	1,915	1,920
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	70	63
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	505	506
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	530	524
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	4,130	4,137
[3]	Alameda County CA Unified School District GO	5.000%	8/1/2055	6,135	6,404
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	20	17
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	5,790	5,483
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2048	4,805	5,024
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	5,395	5,662
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	5	5
[4]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	380	292
[1]	Alvord Unified School District GO	0.000%	8/1/2041	220	115
[1]	Alvord Unified School District GO	0.000%	8/1/2043	590	289
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	2,500	2,554
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	2,135	2,179
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	2,700	2,814
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	600	545
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	3,310	2,900
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	2,525	2,045
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	1,490	1,048
	Anaheim Union High School District GO	4.500%	8/1/2050	5,000	5,022
	Anaheim Union High School District GO	4.625%	8/1/2052	5,000	5,035
	Antelope Valley Community College District GO	4.000%	8/1/2046	9,625	9,700
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,910	617
	Antelope Valley Community College District GO	3.000%	8/1/2050	7,145	5,241
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	8,025	8,153
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/2045	3,030	1,288
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	120	122
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	285	297

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	265	277
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	675	681
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	425	453
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	95	103
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	415	418
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	120	132
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	1,000	1,003
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	1,030	1,032
Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	5,040	4,639
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	18,570	18,527
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	1,875	2,169
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	6,120	5,988
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2038	4,180	4,834
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	3,245	3,738
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	2,865	3,211
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	3,015	3,441
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	5,230	5,826
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	20	22
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	2,690	3,069
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	5,800	5,501
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	210	226
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,960	4,508
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	1,675	1,845
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	30	32
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,500	3,809
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,055	3,474
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,230	2,531
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	5,005	5,403
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	3,000	3,254
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2046	2,400	2,585
Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	700	582
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	22,155	20,734
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2048	1,500	1,589
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	4,460	4,080
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	2,010	2,098
Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	5,560	3,928
Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	28,155	18,136
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	5,065	4,496
Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	10,025	9,837
Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	19,940	22,058
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	180	183
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	215	229
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	361
Beverly Hills CA Unified School District GO	0.000%	8/1/2031	740	636
Beverly Hills CA Unified School District GO	0.000%	8/1/2032	6,485	5,372
Beverly Hills CA Unified School District GO	0.000%	8/1/2033	6,355	5,078
Beverly Hills CA Unified School District GO	0.000%	8/1/2037	1,850	1,145
Beverly Hills CA Unified School District GO	3.000%	8/1/2044	290	236
Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,645	1,692
California Department of Water Resources Water Revenue	5.000%	12/1/2026	550	555
California Department of Water Resources Water Revenue	5.000%	12/1/2027	365	378
California Department of Water Resources Water Revenue	5.000%	12/1/2027	400	414
California Department of Water Resources Water Revenue	5.000%	12/1/2028	1,835	1,850
California Department of Water Resources Water Revenue	5.000%	12/1/2028	405	429
California Department of Water Resources Water Revenue	5.000%	12/1/2029	720	725
California Department of Water Resources Water Revenue	5.000%	12/1/2029	555	599
California Department of Water Resources Water Revenue	5.000%	12/1/2030	385	422
California Department of Water Resources Water Revenue	5.000%	12/1/2030	380	383
California Department of Water Resources Water Revenue	5.000%	12/1/2031	450	491
California Department of Water Resources Water Revenue	5.000%	12/1/2031	355	358
California Department of Water Resources Water Revenue	5.000%	12/1/2031	705	725
California Department of Water Resources Water Revenue	5.000%	12/1/2031	35	37
California Department of Water Resources Water Revenue	5.000%	12/1/2032	230	250
California Department of Water Resources Water Revenue	5.000%	12/1/2033	75	79
California Department of Water Resources Water Revenue	4.000%	12/1/2034	8,095	8,107
California Department of Water Resources Water Revenue	5.000%	12/1/2034	790	852
California Department of Water Resources Water Revenue	5.000%	12/1/2034	500	529
California Department of Water Resources Water Revenue	4.000%	12/1/2035	1,200	1,201
California Department of Water Resources Water Revenue	5.000%	12/1/2035	790	849
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	50	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	245	272
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	110	124
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	10	11
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	4,000	4,445
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2051	6,220	6,574
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	8,435	8,868
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	210	212
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	130	138
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	620	662
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	925	1,046
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	5,205	6,000
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	2,000	2,308
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	13,185	15,198
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	800	801
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	15,000	17,200
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	8,165	9,287
	California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	5,040	4,590
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	1,000	982
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	26,735	29,842
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	11,725	7,451
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	10,000	11,095
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	22,430	23,449
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	11,770	13,072
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	7,760	8,913
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	1,760	1,860
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	8,610	9,014
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	3,740	3,991
	California GO	3.875%	8/1/2026	11,975	11,975
	California GO	4.000%	8/1/2026	400	400
	California GO	5.000%	8/1/2026	1,175	1,175
	California GO	5.000%	8/1/2026	5,305	5,305
	California GO	5.000%	8/1/2026	7,040	7,040
	California GO	5.000%	8/1/2026	3,435	3,435
	California GO	5.000%	8/1/2026	3,310	3,310
	California GO	5.000%	8/1/2026	30	30
	California GO	5.000%	8/1/2026	10	10
	California GO	4.000%	9/1/2026	7,585	7,594
	California GO	5.000%	9/1/2026	9,480	9,498
	California GO	5.000%	9/1/2026	235	235
	California GO	5.000%	9/1/2026	1,555	1,558
	California GO	5.000%	9/1/2026	6,105	6,117
	California GO	5.000%	9/1/2026	5,000	5,010
	California GO	5.000%	9/1/2026	8,000	8,015
	California GO	5.000%	9/1/2026	60	60
	California GO	5.000%	10/1/2026	3,780	3,795
	California GO	5.000%	10/1/2026	1,875	1,882
	California GO	5.000%	10/1/2026	500	502
	California GO	5.000%	10/1/2026	2,030	2,038
	California GO	4.000%	11/1/2026	3,025	3,036
	California GO	5.000%	11/1/2026	2,295	2,309
	California GO	5.000%	11/1/2026	12,075	12,148
	California GO	5.000%	11/1/2026	5,015	5,046
	California GO	5.000%	12/1/2026	9,625	9,704
[6]	California GO	5.000%	2/1/2027	3,990	4,040
	California GO	5.000%	3/1/2027	5,000	5,073
	California GO	5.000%	3/1/2027	200	200
	California GO	5.000%	4/1/2027	11,955	12,153
	California GO	5.000%	4/1/2027	2,995	3,045
	California GO	3.500%	8/1/2027	7,655	7,720
	California GO	5.000%	8/1/2027	2,000	2,006
	California GO	5.000%	8/1/2027	5,050	5,176
	California GO	5.000%	8/1/2027	16,310	16,717
	California GO	5.000%	8/1/2027	9,230	9,460
	California GO	5.000%	8/1/2027	230	230
	California GO	5.000%	8/1/2027	20	20
	California GO	5.000%	9/1/2027	1,010	1,012
	California GO	5.000%	9/1/2027	1,180	1,212

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/2027	8,030	8,247
California GO	4.000%	10/1/2027	21,330	21,706
California GO	5.000%	10/1/2027	1,435	1,477
California GO	5.000%	10/1/2027	55	55
California GO	5.000%	10/1/2027	4,220	4,342
California GO	5.000%	10/1/2027	205	205
California GO	5.000%	11/1/2027	1,000	1,031
California GO	5.000%	11/1/2027	2,355	2,428
California GO	5.000%	11/1/2027	2,450	2,526
California GO	5.000%	11/1/2027	3,580	3,691
California GO	5.000%	11/1/2027	3,590	3,701
California GO	5.000%	11/1/2027	4,365	4,500
California GO	5.000%	11/1/2027	1,260	1,299
California GO	5.000%	12/1/2027	8,300	8,574
California GO	3.000%	3/1/2028	4,370	4,393
California GO	5.000%	3/1/2028	10,000	10,390
California GO	5.000%	3/1/2028	14,885	15,465
California GO	5.000%	3/1/2028	130	130
California GO	5.000%	4/1/2028	6,525	6,792
California GO	5.000%	4/1/2028	6,715	6,990
California GO	5.000%	8/1/2028	6,475	6,486
California GO	5.000%	8/1/2028	8,135	8,336
California GO	5.000%	8/1/2028	480	492
California GO	5.000%	8/1/2028	7,645	8,017
California GO	5.000%	8/1/2028	16,300	17,094
California GO	5.000%	8/1/2028	15	15
California GO	4.000%	9/1/2028	315	315
California GO	5.000%	9/1/2028	7,990	8,023
California GO	5.000%	9/1/2028	1,240	1,245
California GO	5.000%	10/1/2028	150	158
California GO	5.000%	10/1/2028	5,090	5,352
California GO	5.000%	10/1/2028	340	358
California GO	5.000%	10/1/2028	22,295	23,444
California GO	5.000%	10/1/2028	5	5
California GO	5.000%	11/1/2028	20,115	21,185
California GO	5.000%	11/1/2028	3,150	3,318
California GO	5.000%	12/1/2028	14,350	15,138
California GO	5.000%	2/1/2029	25	25
California GO	3.000%	3/1/2029	65	65
California GO	3.000%	3/1/2029	310	309
California GO	5.000%	3/1/2029	2,240	2,372
California GO	5.000%	3/1/2029	8,350	8,843
California GO	5.000%	4/1/2029	12,470	13,225
California GO	5.000%	4/1/2029	3,305	3,505
California GO	5.000%	8/1/2029	7,660	7,671
California GO	5.000%	8/1/2029	1,475	1,509
California GO	5.000%	8/1/2029	13,350	13,368
California GO	5.000%	8/1/2029	4,390	4,589
California GO	5.000%	8/1/2029	14,060	14,997
California GO	5.000%	8/1/2029	25	25
California GO	3.000%	9/1/2029	155	154
California GO	5.000%	9/1/2029	1,090	1,094
California GO	5.000%	9/1/2029	2,110	2,119
California GO	5.000%	9/1/2029	1,125	1,202
California GO	5.000%	10/1/2029	14,685	15,708
California GO	5.000%	10/1/2029	3,620	3,796
California GO	5.000%	10/1/2029	7,705	8,242
California GO	5.000%	10/1/2029	8,110	8,675
California GO	5.000%	10/1/2029	5,970	6,386
California GO	4.000%	11/1/2029	9,000	9,343
California GO	5.000%	11/1/2029	22,995	24,632
California GO	5.000%	11/1/2029	12,065	12,924
California GO	5.000%	11/1/2029	16,810	17,287
California GO	5.000%	11/1/2029	3,570	3,824
California GO	5.000%	12/1/2029	3,455	3,706
California GO	5.000%	3/1/2030	2,660	2,864
California GO	5.000%	4/1/2030	1,785	1,924
California GO	5.000%	4/1/2030	1,505	1,623
California GO	5.000%	8/1/2030	21,385	21,857
California GO	5.000%	8/1/2030	8,865	9,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2030	5,245	5,684
	California GO	5.000%	8/1/2030	9,265	10,040
	California GO	5.000%	8/1/2030	24,600	26,658
	California GO	5.000%	8/1/2030	205	205
	California GO	5.000%	9/1/2030	2,450	2,460
	California GO	5.000%	9/1/2030	5,520	5,543
	California GO	5.000%	9/1/2030	5,055	5,485
	California GO	5.000%	9/1/2030	1,500	1,627
	California GO	5.000%	10/1/2030	10,520	11,232
	California GO	5.000%	10/1/2030	4,885	5,109
	California GO	5.000%	10/1/2030	3,315	3,601
	California GO	5.000%	10/1/2030	5	5
	California GO	5.000%	11/1/2030	2,480	2,697
	California GO	5.000%	12/1/2030	1,140	1,241
	California GO	5.000%	3/1/2031	2,305	2,473
	California GO	5.000%	4/1/2031	7,505	8,204
	California GO	5.000%	4/1/2031	13,975	15,277
	California GO	5.000%	4/1/2031	2,645	2,791
	California GO	3.250%	8/1/2031	11,970	12,136
	California GO	4.000%	8/1/2031	1,000	1,000
	California GO	5.000%	8/1/2031	1,720	1,889
	California GO	5.000%	8/1/2031	12,295	13,500
	California GO	5.000%	8/1/2031	3,000	3,294
	California GO	5.000%	8/1/2031	14,000	14,304
	California GO	5.000%	8/1/2031	18,655	20,484
	California GO	3.250%	9/1/2031	5	5
	California GO	4.000%	9/1/2031	7,140	7,143
	California GO	5.000%	9/1/2031	2,200	2,209
	California GO	5.000%	9/1/2031	4,975	4,995
	California GO	5.000%	9/1/2031	1,170	1,286
	California GO	5.000%	9/1/2031	3,505	3,853
	California GO	5.000%	9/1/2031	5,465	6,007
	California GO	5.000%	10/1/2031	10,705	11,387
	California GO	5.000%	10/1/2031	5,230	5,754
	California GO	5.000%	10/1/2031	7,330	8,065
	California GO	5.000%	10/1/2031	4,890	5,380
	California GO	5.000%	11/1/2031	405	416
	California GO	5.000%	11/1/2031	500	513
	California GO	5.000%	11/1/2031	995	1,078
	California GO	5.000%	11/1/2031	5,500	5,750
	California GO	5.000%	3/1/2032	2,715	3,002
	California GO	5.000%	4/1/2032	11,245	12,446
	California GO	5.000%	4/1/2032	2,830	3,132
	California GO	5.000%	4/1/2032	2,645	2,785
	California GO	3.500%	8/1/2032	4,025	4,109
	California GO	4.000%	8/1/2032	8,325	8,325
	California GO	5.000%	8/1/2032	1,330	1,330
	California GO	5.000%	8/1/2032	3,760	4,177
	California GO	5.000%	8/1/2032	1,815	2,016
	California GO	5.000%	8/1/2032	135	135
[1]	California GO	5.250%	8/1/2032	43,900	48,679
	California GO	3.000%	9/1/2032	520	507
	California GO	4.000%	9/1/2032	13,560	13,564
	California GO	4.000%	9/1/2032	10	10
	California GO	4.000%	9/1/2032	2,000	2,001
	California GO	4.000%	9/1/2032	305	305
	California GO	5.000%	9/1/2032	2,465	2,475
	California GO	5.000%	9/1/2032	3,430	3,444
	California GO	5.000%	9/1/2032	3,210	3,569
	California GO	5.000%	9/1/2032	17,080	18,992
	California GO	5.000%	9/1/2032	40	40
	California GO	3.000%	10/1/2032	335	326
	California GO	5.000%	10/1/2032	3,330	3,534
	California GO	5.000%	10/1/2032	16,735	18,203
	California GO	5.000%	10/1/2032	9,255	10,147
	California GO	5.000%	10/1/2032	65	65
	California GO	5.000%	11/1/2032	1,375	1,410
	California GO	5.000%	11/1/2032	11,020	11,505
	California GO	5.000%	11/1/2032	500	513
	California GO	5.000%	11/1/2032	2,540	2,830

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	11/1/2032	235	254
California GO	5.000%	3/1/2033	1,115	1,190
California GO	5.000%	3/1/2033	2,690	2,871
California GO	5.000%	3/1/2033	1,000	1,118
California GO	5.000%	4/1/2033	7,900	8,313
California GO	5.000%	4/1/2033	1,065	1,174
California GO	4.000%	8/1/2033	1,815	1,815
California GO	4.000%	8/1/2033	185	185
California GO	5.000%	8/1/2033	8,730	8,730
California GO	5.000%	8/1/2033	2,325	2,372
California GO	5.000%	8/1/2033	1,000	1,123
California GO	5.000%	8/1/2033	4,950	5,559
California GO	5.000%	8/1/2033	16,235	18,233
California GO	3.000%	9/1/2033	2,580	2,496
California GO	3.375%	9/1/2033	10	10
California GO	4.000%	9/1/2033	505	505
California GO	4.000%	9/1/2033	695	695
California GO	5.000%	9/1/2033	1,355	1,360
California GO	5.000%	9/1/2033	1,120	1,241
California GO	5.000%	9/1/2033	3,000	3,372
California GO	5.000%	9/1/2033	6,000	6,743
California GO	5.000%	9/1/2033	8,465	9,513
California GO	5.000%	9/1/2033	11,030	12,396
California GO	3.000%	10/1/2033	730	708
California GO	4.000%	10/1/2033	985	1,022
California GO	5.000%	10/1/2033	5,740	6,410
California GO	5.000%	10/1/2033	65	65
California GO	5.000%	11/1/2033	350	377
California GO	5.000%	3/1/2034	1,485	1,581
California GO	5.000%	8/1/2034	3,275	3,338
California GO	5.000%	8/1/2034	5,535	5,535
California GO	5.000%	8/1/2034	75	75
California GO	4.000%	9/1/2034	16,725	16,728
California GO	4.000%	9/1/2034	260	260
California GO	4.000%	9/1/2034	80	80
California GO	4.000%	9/1/2034	13,095	13,782
California GO	5.000%	9/1/2034	3,185	3,197
California GO	5.000%	9/1/2034	2,355	2,599
California GO	5.000%	9/1/2034	5,165	5,775
California GO	5.000%	9/1/2034	5,530	6,265
California GO	5.000%	9/1/2034	1,105	1,252
California GO	5.000%	9/1/2034	15	15
California GO	3.000%	10/1/2034	8,410	8,045
California GO	4.000%	10/1/2034	5,785	5,877
California GO	5.000%	10/1/2034	8,020	8,912
California GO	5.000%	10/1/2034	5,000	5,667
California GO	4.000%	11/1/2034	3,290	3,309
California GO	4.000%	11/1/2034	6,440	6,624
California GO	5.000%	11/1/2034	1,690	1,814
California GO	5.000%	12/1/2034	19,495	20,951
California GO	5.000%	3/1/2035	2,215	2,355
California GO	5.000%	3/1/2035	22,750	24,185
California GO	5.000%	3/1/2035	10,000	11,357
California GO	3.125%	4/1/2035	505	491
California GO	5.000%	4/1/2035	16,285	17,836
California GO	5.000%	4/1/2035	16,315	16,961
California GO	3.500%	8/1/2035	290	286
California GO	5.000%	8/1/2035	1,000	1,000
California GO	5.000%	8/1/2035	10,905	11,106
California GO	5.000%	8/1/2035	3,925	4,468
California GO	5.000%	8/1/2035	230	230
California GO	3.000%	9/1/2035	860	801
California GO	4.000%	9/1/2035	7,470	7,471
California GO	4.000%	9/1/2035	5,105	5,106
California GO	5.000%	9/1/2035	16,330	16,389
California GO	5.000%	9/1/2035	5,290	5,816
California GO	5.000%	9/1/2035	10,030	11,147
California GO	5.000%	10/1/2035	5,120	5,657
California GO	4.000%	11/1/2035	235	236
California GO	4.000%	11/1/2035	2,320	2,374

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	11/1/2035	1,180	1,207
California GO	3.750%	12/1/2035	70	70
California GO	5.000%	12/1/2035	14,235	15,266
California GO	4.000%	3/1/2036	13,585	13,840
California GO	5.000%	3/1/2036	935	992
California GO	5.000%	4/1/2036	7,900	8,281
California GO	4.000%	8/1/2036	1,470	1,470
California GO	4.000%	8/1/2036	30	30
California GO	5.000%	8/1/2036	9,035	9,356
California GO	5.000%	8/1/2036	5,890	5,993
California GO	5.000%	8/1/2036	9,140	10,325
California GO	5.000%	8/1/2036	55	55
California GO	3.000%	9/1/2036	2,580	2,367
California GO	4.000%	9/1/2036	215	215
California GO	4.000%	9/1/2036	685	685
California GO	5.000%	9/1/2036	575	577
California GO	5.000%	9/1/2036	6,620	7,239
California GO	5.000%	9/1/2036	8,480	9,367
California GO	5.000%	9/1/2036	13,150	14,611
California GO	3.000%	10/1/2036	1,630	1,504
California GO	4.000%	10/1/2036	6,430	6,487
California GO	5.000%	10/1/2036	23,060	25,332
California GO	5.000%	10/1/2036	5,000	5,681
California GO	2.000%	11/1/2036	150	122
California GO	4.000%	11/1/2036	35	35
California GO	4.000%	11/1/2036	1,030	1,050
California GO	5.000%	11/1/2036	9,655	10,033
California GO	5.000%	11/1/2036	5,785	6,179
California GO	5.000%	11/1/2036	10,000	11,183
California GO	5.000%	3/1/2037	2,325	2,603
California GO	5.000%	4/1/2037	1,360	1,423
California GO	5.000%	4/1/2037	3,395	3,682
California GO	4.000%	8/1/2037	40	40
California GO	4.000%	8/1/2037	165	165
California GO	5.000%	8/1/2037	5,595	5,601
California GO	5.000%	8/1/2037	1,145	1,184
California GO	5.000%	8/1/2037	15,585	17,292
California GO	5.000%	8/1/2037	11,815	13,247
California GO	4.000%	9/1/2037	925	925
California GO	4.000%	9/1/2037	10,700	10,988
California GO	3.000%	10/1/2037	14,245	12,838
California GO	4.000%	10/1/2037	5,555	5,588
California GO	4.000%	10/1/2037	2,130	2,166
California GO	5.000%	10/1/2037	5,195	5,591
California GO	5.000%	11/1/2037	22,705	23,554
California GO	5.000%	11/1/2037	2,365	2,414
California GO	5.000%	11/1/2037	3,070	3,343
California GO	4.000%	3/1/2038	7,105	7,173
California GO	5.000%	4/1/2038	5,570	5,815
California GO	4.000%	8/1/2038	885	877
California GO	5.000%	9/1/2038	8,190	8,917
California GO	5.000%	10/1/2038	3,400	3,789
California GO	5.000%	8/1/2039	7,700	8,397
California GO	5.000%	8/1/2039	4,775	5,253
California GO	5.000%	9/1/2039	3,165	3,437
California GO	4.000%	10/1/2039	21,760	21,663
California GO	4.000%	10/1/2039	4,760	4,783
California GO	5.000%	10/1/2039	3,485	3,651
California GO	5.000%	10/1/2039	1,350	1,456
California GO	5.000%	11/1/2039	17,480	18,064
California GO	4.000%	3/1/2040	5,000	5,008
California GO	5.000%	8/1/2041	7,000	7,660
California GO	5.000%	9/1/2041	9,885	10,481
California GO	5.000%	9/1/2041	2,060	2,228
California GO	4.000%	10/1/2041	27,280	27,047
California GO	4.000%	10/1/2041	3,225	3,197
California GO	5.000%	10/1/2041	12,265	12,949
California GO	3.000%	11/1/2041	345	294
California GO	4.000%	4/1/2042	500	494
California GO	5.000%	4/1/2042	11,410	11,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/2042	11,570	12,289
	California GO	5.000%	8/1/2042	10,000	10,915
	California GO	4.000%	9/1/2042	1,925	1,902
	California GO	5.000%	9/1/2042	12,930	13,786
	California GO	5.000%	10/1/2042	20,000	20,765
	California GO	5.000%	10/1/2042	15,220	16,294
	California GO	5.000%	10/1/2042	7,870	8,634
	California GO	5.000%	11/1/2042	17,120	18,310
	California GO	4.000%	2/1/2043	25	24
	California GO	5.000%	3/1/2043	3,310	3,587
	California GO	5.000%	8/1/2043	12,310	13,381
	California GO	4.000%	9/1/2043	10,050	9,895
	California GO	4.000%	9/1/2043	6,040	5,947
	California GO	5.000%	9/1/2043	1,540	1,649
	California GO	5.000%	9/1/2043	21,425	23,036
	California GO	5.000%	10/1/2043	5,340	5,833
	California GO	2.250%	11/1/2043	255	180
	California GO	5.000%	11/1/2043	8,000	8,646
	California GO	2.375%	12/1/2043	1,415	1,020
	California GO	5.000%	12/1/2043	135	143
	California GO	5.000%	8/1/2044	4,985	5,356
	California GO	5.000%	8/1/2044	16,260	17,598
	California GO	5.250%	8/1/2044	10,610	11,581
	California GO	5.000%	9/1/2044	12,255	13,127
	California GO	4.000%	10/1/2044	5,220	5,058
	California GO	5.000%	10/1/2044	15,525	16,880
	California GO	4.000%	11/1/2044	635	612
	California GO	4.000%	3/1/2045	85	82
	California GO	3.250%	4/1/2045	5,300	4,438
	California GO	4.000%	8/1/2045	120	116
	California GO	5.000%	8/1/2045	8,445	9,104
	California GO	5.000%	8/1/2045	10,500	11,319
	California GO	4.000%	9/1/2045	40	39
	California GO	5.000%	9/1/2045	7,560	7,577
	California GO	5.000%	10/1/2045	19,745	20,936
	California GO	5.000%	10/1/2045	12,340	13,361
	California GO	5.250%	10/1/2045	10,250	11,048
	California GO	4.000%	11/1/2045	16,725	16,114
	California GO	3.000%	3/1/2046	5,160	4,074
	California GO	3.000%	9/1/2046	1,415	1,115
	California GO	5.000%	9/1/2046	1,600	1,603
	California GO	2.375%	10/1/2046	6,795	4,646
	California GO	5.000%	10/1/2046	13,465	14,501
	California GO	5.000%	11/1/2046	25	27
	California GO	3.000%	12/1/2046	100	79
	California GO	5.000%	4/1/2047	10,000	10,460
	California GO	4.000%	9/1/2047	12,400	11,951
	California GO	5.250%	9/1/2047	16,330	17,365
	California GO	3.625%	10/1/2047	1,070	944
	California GO	5.000%	10/1/2047	15,925	17,082
	California GO	5.000%	11/1/2047	16,630	16,922
	California GO	5.000%	9/1/2048	12,300	12,964
	California GO	5.000%	10/1/2048	4,380	4,670
	California GO	4.125%	3/1/2049	3,990	3,883
	California GO	5.000%	3/1/2049	15,810	16,699
	California GO	4.000%	4/1/2049	710	678
	California GO	4.000%	8/1/2049	11,810	11,277
	California GO	5.000%	8/1/2049	3,095	3,259
	California GO	5.500%	8/1/2049	5,075	5,533
	California GO	3.000%	10/1/2049	18,030	13,829
	California GO	2.500%	12/1/2049	2,355	1,550
	California GO	3.000%	12/1/2049	400	307
	California GO	2.500%	3/1/2050	2,000	1,305
	California GO	3.000%	3/1/2050	3,000	2,280
	California GO	4.000%	10/1/2050	7,330	6,949
	California GO	5.250%	10/1/2050	20,505	21,695
	California GO	3.000%	11/1/2050	2,880	2,181
[2]	California GO	3.000%	11/1/2050	4,000	3,056
	California GO	4.000%	11/1/2050	11,900	11,280
	California GO	4.500%	12/1/2050	8,250	8,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	2.375%	10/1/2051	200	124
	California GO	4.125%	10/1/2051	2,335	2,242
	California GO	5.250%	10/1/2051	10,165	10,957
	California GO	3.000%	4/1/2052	14,675	10,966
	California GO	4.000%	9/1/2052	100	93
	California GO	4.250%	9/1/2052	4,485	4,363
	California GO	5.000%	9/1/2052	4,085	4,237
	California GO	5.000%	11/1/2052	12,500	13,104
	California GO	5.250%	9/1/2053	500	529
	California GO	4.000%	8/1/2054	4,890	4,539
	California GO	5.250%	8/1/2054	2,930	3,112
	California GO	5.500%	8/1/2054	2,940	3,182
	California GO	5.000%	3/1/2055	12,000	12,568
	California GO	5.250%	8/1/2055	13,420	14,329
	California GO	5.000%	10/1/2056	17,525	18,421
	California GO, Prere.	5.000%	8/1/2027	40	41
	California GO, Prere.	4.000%	3/1/2030	290	302
	California GO, Prere.	5.000%	3/1/2030	70	75
	California GO, Prere.	4.000%	11/1/2030	35	37
	California GO, Prere.	4.000%	11/1/2030	40	42
	California GO, Prere.	5.000%	11/1/2030	5	5
	California GO, Prere.	5.000%	12/1/2030	5	5
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	970	1,020
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	260	265
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	1,145	1,162
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	4,000	4,173
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	3,920	3,961
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	8,000	7,783
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	9,000	9,461
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,930	1,994
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,160	1,202
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,275	1,321
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	5,020	5,277
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	5,370	5,566
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	2,845	2,943
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	6,680	6,834
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	17,295	17,307
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2029	3,695	3,959
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	5,380	5,110
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	1,025	740
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	70	70
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	180	183
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	450	464
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	260	264
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	380	396
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	200	206
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	170	172
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	9,000	9,011
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	3,710	3,692
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	5	5
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	4,805	4,757
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	470	471
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	4,375	4,486
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	50	52
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	1,665	1,702
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	6,960	7,049
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2042	680	688
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	4.000%	6/1/2047	1,185	1,136
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	800	743
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	5,000	4,495
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	400	401
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	3,500	3,486
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	2,000	1,958
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	2,400	1,712
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2049	3,070	3,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2054	3,000	3,051
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	11,845	12,617
	California Municipal Finance Authority Transit Revenue	5.250%	9/1/2051	4,915	5,175
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	5,465	5,831
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2060	2,770	2,819
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	4,630	4,914
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	19,105	5,859
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	1,180	1,180
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	115	116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	60	62
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	6,025	6,251
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	640	645
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	2,445	2,558
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	2,355	2,419
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	3,265	3,450
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	835	856
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	1,355	1,456
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	5,150	5,577
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	1,455	1,604
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	3,100	3,386
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	5,045	5,498
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	2,070	2,250
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2035	1,930	2,163
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	695	753
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	790	852
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	2,625	2,517
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	2,775	2,955
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,695	3,924
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	18,480	19,216
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2034	6,005	6,784
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	3,845	4,335
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2039	2,130	2,340
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	2,175	2,193
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	6,400	6,575
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	13,500	13,951
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,290	1,358
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	2,000	2,135
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	15,000	15,011
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	1,500	1,684
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,395	2,691
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	35	39
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	1,500	1,692
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	8,950	9,900
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,475	1,604
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	3,800	4,216
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	4,155	4,527
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	4,000	3,611
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	7,220	7,937
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2040	1,770	1,934
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	1,000	1,095
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	3,340	3,613
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	145	150
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	2,775	2,986
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	4,905	5,261
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	10,010	9,510
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	155	165
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2047	25	26
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2049	50	52
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	7,000	6,441
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2050	1,265	1,320
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	7,900	8,251
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	135	136
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	220	226
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	50	51
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2035	7,230	7,833
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	1,475	1,500
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	2,630	2,497
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	635	663
	California State University College & University Revenue	5.000%	11/1/2026	25	25
	California State University College & University Revenue	5.000%	11/1/2026	5	5

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/2027	220	224
California State University College & University Revenue	5.000%	11/1/2027	2,785	2,786
California State University College & University Revenue	5.000%	11/1/2027	5,000	5,154
California State University College & University Revenue	5.000%	11/1/2027	5	5
California State University College & University Revenue	5.000%	11/1/2028	870	870
California State University College & University Revenue	5.000%	11/1/2028	675	687
California State University College & University Revenue	5.000%	11/1/2029	310	315
California State University College & University Revenue	5.000%	11/1/2029	1,200	1,201
California State University College & University Revenue	5.000%	11/1/2030	75	75
California State University College & University Revenue	5.000%	11/1/2031	560	569
California State University College & University Revenue	5.000%	11/1/2031	11,530	12,741
California State University College & University Revenue	5.000%	11/1/2031	600	663
California State University College & University Revenue	5.000%	11/1/2032	595	604
California State University College & University Revenue	5.000%	11/1/2032	8,560	8,564
California State University College & University Revenue	3.000%	11/1/2033	330	330
California State University College & University Revenue	5.000%	11/1/2033	510	518
California State University College & University Revenue	4.000%	11/1/2034	3,125	3,126
California State University College & University Revenue	4.000%	11/1/2034	120	120
California State University College & University Revenue	4.000%	11/1/2035	2,190	2,191
California State University College & University Revenue	5.000%	11/1/2035	535	543
California State University College & University Revenue	3.125%	11/1/2036	1,675	1,675
California State University College & University Revenue	5.000%	11/1/2036	1,320	1,338
California State University College & University Revenue	5.000%	11/1/2036	275	275
California State University College & University Revenue	5.000%	11/1/2036	5,630	6,428
California State University College & University Revenue	3.200%	11/1/2037	340	340
California State University College & University Revenue	4.000%	11/1/2037	375	375
California State University College & University Revenue	5.000%	11/1/2037	305	309
California State University College & University Revenue	5.000%	11/1/2037	10	10
California State University College & University Revenue	5.000%	11/1/2037	4,590	5,197
California State University College & University Revenue	4.000%	11/1/2038	4,140	4,141
California State University College & University Revenue	5.000%	11/1/2038	130	132
California State University College & University Revenue	5.000%	11/1/2038	50	50
California State University College & University Revenue	5.000%	11/1/2039	5,495	6,116
California State University College & University Revenue	5.000%	11/1/2041	6,375	6,378
California State University College & University Revenue	5.000%	11/1/2041	2,000	2,200
California State University College & University Revenue	5.000%	11/1/2042	3,990	4,030
California State University College & University Revenue	5.000%	11/1/2042	2,045	2,242
California State University College & University Revenue	4.000%	11/1/2043	11,930	11,406
California State University College & University Revenue	5.000%	11/1/2043	4,175	4,296
California State University College & University Revenue	5.000%	11/1/2043	5,260	5,742
California State University College & University Revenue	5.000%	11/1/2043	60	60
California State University College & University Revenue	5.000%	11/1/2044	85	88
California State University College & University Revenue	5.000%	11/1/2044	35	38
California State University College & University Revenue	4.000%	11/1/2045	2,505	2,347
California State University College & University Revenue	5.000%	11/1/2045	1,190	1,191
California State University College & University Revenue	5.000%	11/1/2045	5,060	5,469
California State University College & University Revenue	5.000%	11/1/2045	3,280	3,568
California State University College & University Revenue	5.000%	11/1/2046	10	11
California State University College & University Revenue	5.500%	11/1/2046	2,650	2,929
California State University College & University Revenue	5.000%	11/1/2047	2,590	2,609
California State University College & University Revenue	5.000%	11/1/2047	55	55
California State University College & University Revenue	5.000%	11/1/2048	2,525	2,570
California State University College & University Revenue	5.250%	11/1/2048	140	149
California State University College & University Revenue	5.000%	11/1/2049	1,775	1,817
California State University College & University Revenue	5.500%	11/1/2049	1,500	1,634
California State University College & University Revenue	5.250%	11/1/2050	7,015	7,537
California State University College & University Revenue	5.000%	11/1/2051	12,415	13,102
California State University College & University Revenue	3.000%	11/1/2052	500	359
California State University College & University Revenue	5.250%	11/1/2053	4,720	4,976
California State University College & University Revenue	4.000%	11/1/2055	8,410	7,702
California State University College & University Revenue	5.500%	11/1/2055	8,190	8,818
California State University College & University Revenue	4.625%	11/1/2056	9,335	9,398
California State University College & University Revenue	5.250%	11/1/2056	12,000	12,763
California State University College & University Revenue	5.000%	11/1/2057	17,795	18,586
California State University College & University Revenue PUT	2.900%	11/1/2029	3,415	3,401
California State University College & University Revenue PUT	2.900%	11/1/2029	7,935	7,902
California State University College & University Revenue PUT	3.150%	11/1/2032	4,090	4,048
California State University College & University Revenue PUT	0.550%	11/1/2049	2,500	2,487
California State University College & University Revenue PUT	3.125%	11/1/2051	5,260	5,266
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2040	500	433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	4,100	3,962
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	4,650	3,381
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	405	407
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2050	800	800
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	5,000	3,689
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	300	274
	Cerritos Community College District GO	3.000%	8/1/2044	20	16
	Cerritos Community College District GO	5.000%	8/1/2051	1,605	1,703
	Cerritos Community College District GO	5.000%	8/1/2056	3,040	3,208
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	595	595
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	1,000	1,000
	Chabot-Las Positas Community College District GO	5.000%	8/1/2035	1,610	1,848
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	25,560	25,560
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	10,500	11,490
	Chabot-Las Positas Community College District GO	5.000%	8/1/2044	1,160	1,263
	Chabot-Las Positas Community College District GO	5.000%	8/1/2046	3,015	3,239
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	2,825	2,686
	Chabot-Las Positas Community College District GO	5.000%	8/1/2048	1,510	1,600
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	8,170	8,665
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	85	87
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	1,650	1,725
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	3,455	1,873
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	4,970	4,517
	Chico Unified School District GO	4.000%	8/1/2044	1,750	1,716
[1]	Chino Valley Unified School District GO	3.375%	8/1/2050	5,000	4,025
	Chino Valley Unified School District GO	4.000%	8/1/2055	7,300	6,601
	Chino Valley Unified School District GO	5.000%	8/1/2055	13,525	13,799
	Chino Valley Unified School District GO	5.000%	8/1/2055	6,395	6,594
	Citrus Community College District GO	5.000%	8/1/2049	2,000	2,105
	Clovis Unified School District GO	4.000%	8/1/2040	35	35
	Clovis Unified School District GO	5.000%	8/1/2047	2,500	2,583
	Clovis Unified School District GO	4.000%	8/1/2048	5,115	4,871
[1]	Coast Community College District GO	0.000%	8/1/2027	105	102
	Coast Community College District GO	0.000%	8/1/2041	10,110	5,247
	Coast Community College District GO	4.000%	8/1/2042	1,000	962
	Coast Community College District GO	0.000%	8/1/2043	8,950	4,208
	Coast Community College District GO, Prere.	4.500%	8/1/2027	730	745
[1]	Colton Joint Unified School District GO	0.000%	8/1/2042	990	490
[2]	Colton Joint Unified School District GO	5.000%	8/1/2055	5,000	5,176
[2]	Compton CA Unified School District GO	0.000%	6/1/2036	2,500	1,652
[2]	Compton CA Unified School District GO	3.000%	6/1/2049	15	11
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	515	535
	Coronado Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	325	326
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	675	399
	Corona-Norco Unified School District GO	4.000%	8/1/2043	85	81
	Cypress School District GO	0.000%	8/1/2040	250	133
[4]	Cypress School District GO, 8.125% coupon rate effective 8/1/2031	0.000%	8/1/2050	330	312
	Desert Community College District GO	4.000%	8/1/2039	5,880	5,774
	Desert Community College District GO	4.000%	8/1/2051	8,470	7,881
	Desert Community College District GO	4.000%	8/1/2051	4,395	4,108
	Desert Community College District GO	5.000%	8/1/2051	1,080	1,136
	Desert Sands Unified School District GO	4.000%	8/1/2044	4,900	4,733
	Desert Sands Unified School District GO	4.000%	8/1/2050	4,500	4,224
	Downey Unified School District GO	4.000%	8/1/2052	4,370	4,059
	Dublin Unified School District GO	4.125%	8/1/2049	2,000	1,902
	Dublin Unified School District GO	4.250%	8/1/2053	2,955	2,805
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	80	82
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	145	148
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	9,150	9,796
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	305	311
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	4,400	4,797
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	4,600	5,286
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	2,880	3,350
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	5,660	6,495
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	6,100	6,946
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	4,755	5,367
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	3,000	3,362
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	3,520	3,564
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	11,980	12,452
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	1,000	965

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	7,045	7,422
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	5	5
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	7,500	7,942
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2051	5,150	5,463
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	13,000	13,612
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2056	6,240	6,528
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	11,230	11,228
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/2042	235	239
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2047	12,060	12,174
	El Camino Community College District Foundation GO	0.000%	8/1/2033	190	150
	El Camino Community College District Foundation GO	0.000%	8/1/2034	215	163
	El Camino Community College District Foundation GO	0.000%	8/1/2038	1,170	739
	El Monte Union High School District GO	0.000%	6/1/2044	2,900	1,258
	El Monte Union High School District GO	0.000%	6/1/2045	5,170	2,115
	El Monte Union High School District GO	0.000%	6/1/2046	4,165	1,603
[2]	Elk Grove Unified School District COP	3.125%	2/1/2040	150	126
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,675	2,522
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,340	2,207
	Elk Grove Unified School District GO	4.000%	8/1/2048	10,295	9,476
	Elk Grove Unified School District GO	4.500%	8/1/2053	4,105	4,043
	Elk Grove Unified School District GO	4.500%	8/1/2055	2,785	2,731
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	4,525	4,320
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	8,770	9,084
[5,7]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	1,560	1,296
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	710	607
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/2028	8,000	8,411
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	1,000	799
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	920	669
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	1,665	1,116
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	445	519
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	4,925	4,643
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	8,275	7,631
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	21,728	20,036
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	8,000	6,299
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,265	5,011
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	515	447
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	3,200	3,087
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	20	19
	Foster City CA (Levee Protection Planning & Improvement Project) GO	2.250%	8/1/2050	1,000	624
	Fremont Union High School District GO	4.000%	8/1/2044	20,015	19,253
	Fremont Union High School District GO	4.000%	8/1/2048	1,490	1,424
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	420	426
	Fresno Unified School District GO	0.000%	8/1/2043	5,365	2,384
	Fresno Unified School District GO	4.000%	8/1/2046	75	69
[2]	Fresno Unified School District GO	3.000%	8/1/2051	3,960	2,884
	Fresno Unified School District GO	4.000%	8/1/2055	4,000	3,596
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	3,000	2,776
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	2,000	1,794
	Glendale Community College District GO	0.000%	8/1/2044	4,320	1,960
	Glendale Community College District GO	4.000%	8/1/2050	8,295	7,821
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	170	175
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	3,595	3,418
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	1,500	1,452
[1]	Hayward Unified School District GO	4.000%	8/1/2042	10,920	10,220
[2]	Hayward Unified School District GO	4.000%	8/1/2043	2,530	2,458
[1]	Hayward Unified School District GO	4.000%	8/1/2045	3,000	2,880
[2]	Hayward Unified School District GO	4.000%	8/1/2048	2,660	2,424
[1]	Hayward Unified School District GO	4.000%	8/1/2050	6,270	5,714
[5]	Huntington Beach Union High School District GO	0.000%	8/1/2033	335	263
[5]	Huntington Beach Union High School District GO	0.000%	8/1/2034	9,170	6,907
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	2,090	2,094
[1]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/2044	5,000	5,043
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	3,250	3,272
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	5,000	5,031
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	20	21
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	4,520	4,695
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	8,485	7,627
	Irvine Unified School District GO	2.250%	9/1/2050	2,750	1,715
	Kern Community College District GO	3.000%	8/1/2046	2,440	1,897
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	95	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lodi CA Unified School District GO	3.000%	8/1/2043	70	56
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	415	430
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	515	519
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	2,020	2,069
	Long Beach Community College District GO	5.000%	8/1/2048	4,280	4,541
	Long Beach Community College District GO	5.000%	8/1/2052	7,375	7,742
[4]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/2032	0.000%	8/1/2049	800	548
	Long Beach Unified School District GO	5.000%	8/1/2026	26,025	26,025
	Long Beach Unified School District GO	4.000%	8/1/2045	350	325
	Long Beach Unified School District GO	3.000%	8/1/2047	6,475	4,900
	Long Beach Unified School District GO	3.000%	8/1/2048	450	335
	Long Beach Unified School District GO	3.000%	8/1/2050	75	54
	Long Beach Unified School District GO	4.000%	8/1/2050	3,215	3,018
	Long Beach Unified School District GO	4.000%	8/1/2052	5,085	4,738
	Long Beach Unified School District GO	4.000%	8/1/2053	6,150	5,710
	Long Beach Unified School District GO	4.375%	8/1/2053	1,190	1,160
	Long Beach Unified School District GO	4.500%	8/1/2055	2,875	2,847
	Long Beach Unified School District GO	4.500%	8/1/2057	1,725	1,704
	Los Angeles CA Community College District GO	5.000%	8/1/2026	25	25
	Los Angeles CA Community College District GO	5.000%	8/1/2026	3,515	3,515
	Los Angeles CA Community College District GO	5.000%	8/1/2027	110	113
	Los Angeles CA Community College District GO	5.000%	8/1/2027	425	436
	Los Angeles CA Community College District GO	5.000%	8/1/2027	1,170	1,201
	Los Angeles CA Community College District GO	5.000%	8/1/2030	2,445	2,669
	Los Angeles CA Community College District GO	4.000%	8/1/2036	115	115
	Los Angeles CA Community College District GO	5.000%	8/1/2036	275	302
	Los Angeles CA Community College District GO	4.000%	8/1/2037	1,075	1,075
	Los Angeles CA Community College District GO	4.000%	8/1/2037	1,465	1,465
	Los Angeles CA Community College District GO	5.000%	8/1/2037	270	295
	Los Angeles CA Community College District GO	5.000%	8/1/2037	5,000	5,718
	Los Angeles CA Community College District GO	4.000%	8/1/2038	14,900	14,900
	Los Angeles CA Community College District GO	5.000%	8/1/2038	6,000	6,792
	Los Angeles CA Community College District GO	3.000%	8/1/2039	345	297
	Los Angeles CA Community College District GO	4.000%	8/1/2039	1,530	1,530
	Los Angeles CA Community College District GO	4.000%	8/1/2041	9,055	8,811
	Los Angeles CA Community College District GO	5.000%	8/1/2042	4,635	5,304
	Los Angeles CA Miscellaneous Taxes Revenue TRAN	5.000%	6/24/2027	25,000	25,528
	Los Angeles CA Unified School District COP	5.000%	10/1/2031	810	889
	Los Angeles CA Unified School District COP	5.000%	10/1/2032	815	901
	Los Angeles CA Unified School District COP	5.000%	10/1/2033	190	212
	Los Angeles CA Unified School District COP	5.000%	10/1/2034	810	899
	Los Angeles CA Unified School District COP	5.000%	10/1/2035	860	948
	Los Angeles CA Unified School District COP	5.000%	10/1/2036	670	733
	Los Angeles CA Unified School District COP	5.000%	10/1/2038	415	448
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	1,190	1,316
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	1,185	1,327
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	275	312
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	985	1,116
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	610	691
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,015	1,017
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	3,155	3,223
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	95	97
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	235	240
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	153
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	415	429
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	100	104
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	5,150	5,159
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,295	1,378
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	2,840	2,931
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	335	357
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	525	559
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	2,625	2,794
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,475	1,568
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	965	967
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,840	1,897
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	108
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	3,240	3,501
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	4,395	4,277
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	985	1,047
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	185	191

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/2031	27,605	30,197
Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,390	1,337
Los Angeles CA Unified School District GO	4.000%	7/1/2032	305	316
Los Angeles CA Unified School District GO	5.000%	7/1/2032	525	563
Los Angeles CA Unified School District GO	5.000%	7/1/2032	380	391
Los Angeles CA Unified School District GO	5.000%	7/1/2032	310	328
Los Angeles CA Unified School District GO	5.000%	7/1/2032	235	252
Los Angeles CA Unified School District GO	5.000%	7/1/2032	20,670	22,869
Los Angeles CA Unified School District GO	4.000%	7/1/2033	625	645
Los Angeles CA Unified School District GO	4.000%	7/1/2033	125	128
Los Angeles CA Unified School District GO	5.000%	7/1/2033	445	475
Los Angeles CA Unified School District GO	5.000%	7/1/2033	695	742
Los Angeles CA Unified School District GO	5.000%	7/1/2033	20,190	22,493
Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,000	5,570
Los Angeles CA Unified School District GO	3.000%	1/1/2034	4,225	4,060
Los Angeles CA Unified School District GO	5.000%	7/1/2034	27,675	31,065
Los Angeles CA Unified School District GO	3.000%	7/1/2035	2,005	1,887
Los Angeles CA Unified School District GO	4.000%	7/1/2035	2,000	2,046
Los Angeles CA Unified School District GO	5.000%	7/1/2035	390	414
Los Angeles CA Unified School District GO	5.000%	7/1/2035	4,530	5,084
Los Angeles CA Unified School District GO	3.500%	7/1/2036	55	53
Los Angeles CA Unified School District GO	4.000%	7/1/2036	4,975	5,059
Los Angeles CA Unified School District GO	5.000%	7/1/2036	3,875	3,968
Los Angeles CA Unified School District GO	4.000%	7/1/2037	7,595	7,696
Los Angeles CA Unified School District GO	3.000%	7/1/2038	200	179
Los Angeles CA Unified School District GO	4.000%	7/1/2038	2,070	2,090
Los Angeles CA Unified School District GO	5.000%	7/1/2038	70	72
Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,215	2,410
Los Angeles CA Unified School District GO	4.000%	7/1/2039	2,315	2,324
Los Angeles CA Unified School District GO	5.000%	7/1/2039	5,155	5,627
Los Angeles CA Unified School District GO	4.000%	7/1/2040	1,835	1,836
Los Angeles CA Unified School District GO	4.000%	7/1/2040	10,530	10,020
Los Angeles CA Unified School District GO	5.000%	7/1/2040	4,360	4,750
Los Angeles CA Unified School District GO	5.250%	7/1/2040	3,130	3,435
Los Angeles CA Unified School District GO	5.000%	7/1/2041	2,180	2,348
Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,670	1,814
Los Angeles CA Unified School District GO	5.000%	7/1/2041	11,795	12,911
Los Angeles CA Unified School District GO	5.000%	7/1/2042	5,015	5,426
Los Angeles CA Unified School District GO	5.000%	7/1/2042	3,050	3,325
Los Angeles CA Unified School District GO	5.250%	7/1/2042	10,560	10,805
Los Angeles CA Unified School District GO	5.250%	7/1/2042	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/2043	45	48
Los Angeles CA Unified School District GO	5.000%	7/1/2043	725	781
Los Angeles CA Unified School District GO	5.000%	7/1/2043	8,000	8,677
Los Angeles CA Unified School District GO	4.000%	7/1/2044	13,315	12,925
Los Angeles CA Unified School District GO	4.000%	7/1/2044	340	330
Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,470	1,574
Los Angeles CA Unified School District GO	5.000%	7/1/2044	5,000	5,387
Los Angeles CA Unified School District GO	3.000%	7/1/2045	25	20
Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,510	5,872
Los Angeles CA Unified School District GO	5.000%	7/1/2045	35	37
Los Angeles CA Unified School District GO	5.000%	7/1/2045	3,515	3,769
Los Angeles CA Unified School District GO	2.625%	7/1/2046	2,000	1,428
Los Angeles CA Unified School District GO	5.000%	7/1/2046	8,500	9,058
Los Angeles CA Unified School District GO	5.000%	7/1/2047	5,000	5,292
Los Angeles CA Unified School District GO	5.250%	7/1/2047	25,715	27,247
Los Angeles CA Unified School District GO	5.250%	7/1/2048	11,745	12,484
Los Angeles CA Unified School District GO	4.000%	7/1/2049	6,175	5,702
Los Angeles CA Unified School District GO	5.000%	7/1/2049	9,000	9,435
Los Angeles CA Unified School District GO	5.250%	7/1/2049	8,870	9,446
Los Angeles CA Unified School District GO	4.250%	7/1/2050	1,315	1,269
Los Angeles CA Unified School District GO	5.000%	7/1/2050	7,000	7,343
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	280	293
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	505	528
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	5,000	5,226
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	85	92
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	55	61
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	5,180	5,896
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	5,000	5,609

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	1,000	1,098
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	1,300	1,417
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	5,080	5,524
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	5,965	6,461
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	815	854
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	50	50
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	8,970	9,109
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	9,400	10,087
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	3,230	2,962
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	2,000	2,121
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	4,000	4,204
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	4,500	4,695
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	8,500	8,735
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	5,650	5,189
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	10,000	10,132
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	1,740	1,923
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	140	143
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	3,220	3,288
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	950	994
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	3,250	3,401
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	660	704
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	335	357
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	3,250	3,468
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	760	826
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	415	451
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	3,495	3,796
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,075	1,186
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,445	1,565
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	165	182
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	5,000	5,508
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,460	3,735
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	315	352
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	545	597
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	3,900	4,200
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	6,760	6,881
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	365	399
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	205	212
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	3,335	3,583
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	10,055	10,228
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	5,000	5,705
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	475	493
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	290	299
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	1,420	1,521
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	2,500	2,833
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,825	1,948
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	3,040	3,423
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	600	622
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	130	132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	585	597
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,710	1,820
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	5,050	5,647
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	80	83
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	3,255	3,289
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	6,130	6,776
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,340	1,361
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	125	129
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,085	1,102
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	9,725	10,671
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	120	124
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	5,730	5,809
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	600	608
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	10,630	10,974
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	2,000	2,149
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	6,960	6,790
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	3,200	3,319
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	1,540	1,671
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	185	185
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	5,015	5,235

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	10	11
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	5,100	4,908
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2046	2,475	2,648
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2047	500	531
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	145	152
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	5,000	5,449
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	9,205	9,879
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	3,950	2,620
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	7,010	7,432
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	1,960	2,116
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	5,155	5,593
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	20	21
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	350	372
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	210	225
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	5	5
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	270	291
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	1,095	1,169
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	640	681
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	4,105	4,408
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,765	1,875
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	515	552
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	5,185	5,498
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	490	523
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	3,135	3,574
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	1,515	1,597
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	770	809
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,745	1,829
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	10,125	10,177
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	4,245	4,434
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	3,270	3,254
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	355	370
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,995	2,012
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,535	1,674
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,640	2,721
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	6,360	6,896
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,750	4,858
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,500	1,614
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	12,490	13,010
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	15,000	14,218
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	290	275
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,820	1,881
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	10,025	10,546
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	6,150	6,231
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	14,025	14,855
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	75	79
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,175	1,198
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,235	1,259
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,245	1,294
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	455	473
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,070	1,112
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	10,380	10,681
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	310	327
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,180	2,301
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,042
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,815	3,008
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,755	1,875
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	9,015	9,632
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	32,520	34,476
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,430	1,487
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,945	10,746
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	11,065	11,957
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	425
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	440	479
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	4,560	4,968
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	10,060	10,960
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	5,560	5,727
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	240	249
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,179
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	4,335	4,753
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	150	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,890	2,079
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,500	4,949
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,505	1,545
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5,000	5,029
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,185	1,281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,810	3,066
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,110	1,206
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	3,830	4,217
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	365	372
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	8,125	8,732
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	4,290	4,631
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	4,000	4,372
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	120	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,125	6,555
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	12,215	13,127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	7,500	8,155
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,325	1,452
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	3,285	3,334
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	90	95
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	9,845	10,476
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	12,135	12,962
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	3,425	3,698
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	4,275	4,423
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	560	586
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,800	2,890
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	5,775	6,004
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,855	3,018
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	16,750	17,865
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	13,780	14,239
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,000	1,037
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,975	3,094
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	4,750	4,986
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,405	2,532
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	5,000	5,308
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	6,000	6,387
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	17,080	17,202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	14,940	14,988
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	3,245	3,313
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	850	884
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	5,395	5,597
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,615	1,690
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	755	792
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,057
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,695	7,819
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,490	7,771
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	8,725	9,027
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,365	3,509
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	9,045	9,457
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,110	2,212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	315	320
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	200	208
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	55	57
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,015	2,118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,690	1,712
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,890	1,932
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,525	1,566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	145	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5,000	5,227
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	10,045	10,277
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	860	878
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,045	5,212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	3,275	3,407
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	750	780
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	250	250
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,245	4,336
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	17,835	17,905
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	580	596
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	5,635	5,713
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	635	641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	3,545	3,617
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,265	1,298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	10,135	10,222
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	515	525
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	7,105	7,199
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	12,070	12,181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	21,480	21,865
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	14,005	14,280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	6,700	6,762
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	8,285	8,355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	7,000	7,065
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	5,000	5,077
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	670	677
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	470	475
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	6,455	6,557
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	3,000	3,074
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	7,490	7,743
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	6,000	6,172
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	4,810	4,864
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	3,340	3,444
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	75	77
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	25,085	26,380
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	595	611
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	4,540	4,851
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	115	126
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,060	1,154
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,500	1,650
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	5,000	5,499
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	355	365
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,215	1,338
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,650	4,019
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,085	5,208
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,125	1,175
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	13,565	14,881
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,665	1,735
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,600	1,740
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	345	364
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,430	1,533
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	2,385	2,468
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	550	578
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	4,510	4,655
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,705	2,792
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	560	586
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	3,000	3,200
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	180	185
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,955	3,043
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,815	3,828
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	780	814
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,290	2,431
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	7,635	7,920
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,080	1,124
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,715	1,743
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	145	150
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,140	2,146
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	45	47
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	65	65
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,935	2,023
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	385	393
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	4,895	4,478
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	11,135	11,356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,030	1,052
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	6,095	6,151
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	1,875	1,888
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	4,385	3,983
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	2,490	2,541
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	4,185	4,223
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	8,415	8,498
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	4,700	4,823
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	845	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	1,410	1,418
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	2,660	2,675
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	185	186
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	11,160	11,197
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	3,755	3,767
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	2,000	2,190
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	10,375	11,220
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	3,795	4,078
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	5,775	6,106
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	4,255	4,466
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	9,250	9,667
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	8,000	8,392
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	6,675	6,820
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	4,345	4,610
	Manteca Unified School District GO	5.250%	8/1/2050	3,850	4,127
[1]	Merced Union High School District GO	0.000%	8/1/2030	700	619
	Modesto High School District GO	5.250%	8/1/2050	1,005	1,077
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,915	2,044
	Montebello Unified School District GO	4.000%	8/1/2046	1,500	1,421
[2]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	3,000	3,135
[1]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2051	6,120	6,539
[1]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2056	1,205	1,278
	Mount San Antonio Community College District GO	5.875%	8/1/2028	3,760	3,925
	Mount San Antonio Community College District GO	5.000%	8/1/2044	195	203
	Mount San Antonio Community College District GO	0.000%	8/1/2045	6,670	2,648
	Mount San Antonio Community College District GO	0.000%	8/1/2046	6,200	2,312
	Mount San Antonio Community College District GO	4.000%	8/1/2046	1,500	1,454
	Mount San Antonio Community College District GO	4.000%	8/1/2049	9,615	8,924
	Mount San Antonio Community College District GO	4.000%	8/1/2049	5,780	5,456
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	250	261
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	16,710	15,705
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	4,230	3,764
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	315	315
	Mt San Antonio Community College District GO	5.250%	8/1/2055	2,650	2,816
[3]	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2034	3,000	3,362
[3]	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2035	3,000	3,369
[3]	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2036	3,000	3,341
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	5,365	5,201
	Natomas Unified School District GO	4.000%	8/1/2041	5,255	5,258
	Natomas Unified School District GO	4.000%	8/1/2042	7,075	7,052
[1]	New Haven Unified School District GO	0.000%	8/1/2033	395	309
[1]	New Haven Unified School District GO	0.000%	8/1/2034	575	431
	Newport Mesa Unified School District GO	0.000%	8/1/2034	300	228
	Newport Mesa Unified School District GO	0.000%	8/1/2036	400	279
	Newport Mesa Unified School District GO	0.000%	8/1/2045	1,000	414
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	485	488
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2047	510	512
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	65	73
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	225	254
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2033	505	560
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	5,065	5,702
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	145	152
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2050	35	36
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	1,170	700
	Oakland CA GO	3.000%	1/15/2050	4,225	3,045
	Oakland CA GO	5.500%	7/15/2053	3,445	3,642
	Oakland CA GO	5.000%	7/15/2055	5,095	5,242
	Ohlone Community College District GO	4.000%	8/1/2041	1,000	1,000
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	6,275	6,564
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2051	5,715	5,969
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	2,000	1,939
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	2,500	2,648
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2056	7,415	7,704
[1]	Orange County CA Ocean View School District GO	2.375%	8/1/2050	2,660	1,670
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	50	52
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	765	790
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	165	159
	Oxnard Union High School District GO	4.000%	8/1/2047	4,790	4,515
	Palo Alto Unified School District GO	3.250%	8/1/2042	11,525	10,178
	Palomar Community College District GO	4.000%	8/1/2045	3,780	3,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pasadena Area Community College District GO	5.000%	8/1/2048	2,970	3,087
	Pasadena Area Community College District GO	4.000%	8/1/2052	2,780	2,555
	Pasadena Unified School District GO	5.250%	8/1/2050	3,020	3,237
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	1,615	1,671
	Peralta Community College District GO	5.000%	8/1/2050	5,110	5,329
	Peralta Community College District GO	5.000%	8/1/2054	2,500	2,588
	Perris CA Union High School District GO	3.000%	9/1/2045	40	31
[1]	Perris CA Union High School District GO	4.000%	9/1/2048	2,800	2,602
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	3,015	1,233
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2049	500	176
	Pleasanton Unified School District GO	4.250%	8/1/2050	4,700	4,571
	Pleasanton Unified School District GO	4.000%	8/1/2052	3,000	2,749
	Pleasanton Unified School District GO	4.500%	8/1/2052	4,725	4,726
	Pomona Unified School District GO	5.000%	8/1/2055	65	67
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2026	1,065	1,065
	Poway Unified School District GO	0.000%	8/1/2032	155	128
	Poway Unified School District GO	0.000%	8/1/2033	2,145	1,702
	Poway Unified School District GO	0.000%	8/1/2035	3,690	2,699
	Poway Unified School District GO	0.000%	8/1/2036	1,000	699
	Poway Unified School District GO	0.000%	8/1/2037	3,025	2,019
	Poway Unified School District GO	0.000%	8/1/2038	2,000	1,268
	Poway Unified School District GO	0.000%	8/1/2040	12,450	7,138
	Poway Unified School District GO	0.000%	8/1/2046	13,990	5,644
	Redlands Unified School District GO	5.000%	7/1/2050	3,340	3,482
	Redlands Unified School District GO	5.000%	7/1/2054	2,730	2,822
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	3,550	4,286
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	6,000	2,690
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	5,000	2,120
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	5,000	2,009
	Rio Hondo CA Community College District GO	5.000%	8/1/2050	4,935	5,180
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	2,200	2,324
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	195	185
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	9,030	9,416
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2060	1,640	274
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2061	1,545	244
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2062	1,680	249
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2063	1,675	234
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2064	1,450	191
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2065	1,675	208
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	1,040	1,085
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2049	110	115
	Riverside Community College District GO	4.000%	8/1/2050	9,195	8,605
	Riverside Community College District GO	4.000%	8/1/2054	5,625	5,155
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	630	635
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	3,955	3,968
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,955	2,955
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	2,500	1,257
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	2,595	1,167
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	3,640	3,421
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,625	5,119
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	1,020	1,051
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	2,695	2,774
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	1,905	1,959
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	175	179
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	1,020	1,042
	Riverside Unified School District GO	4.000%	8/1/2042	5,105	4,881
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,435	1,206
[1]	Sacramento CA City Unified School District GO	0.000%	7/1/2030	4,515	3,898
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	570	484
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2047	2,070	2,133
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	3,185	3,229
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	10,000	10,137
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	11,305	11,582
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	4,015	4,190
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	3,435	3,642
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	5,450	5,636
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	8,690	9,129
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	660	703
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	5,030	5,285
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	2,560	2,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	1,860	1,798
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	390	410
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	10,925	11,255
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	8,140	8,557
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	3,155	3,413
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	10,385	11,304
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	6,535	7,290
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/14/2033	4,500	4,982
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	55	62
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	275	314
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2035	85	96
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2036	220	246
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2037	200	222
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2038	150	165
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	6,780	5,554
	San Bernardino Community College District GO	4.125%	8/1/2049	10	10
	San Bernardino Community College District GO	4.125%	8/1/2049	1,165	1,124
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	280	285
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	155	156
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	1,965	2,023
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,335	1,352
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,000	2,047
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	390	401
	San Diego CA Unified School District GO	5.000%	7/1/2028	1,225	1,282
	San Diego CA Unified School District GO	5.000%	7/1/2029	20	21
	San Diego CA Unified School District GO	5.000%	7/1/2029	5,000	5,342
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,300	2,048
	San Diego CA Unified School District GO	0.000%	7/1/2030	105	93
	San Diego CA Unified School District GO	5.000%	7/1/2030	50	54
	San Diego CA Unified School District GO	0.000%	7/1/2031	450	386
	San Diego CA Unified School District GO	0.000%	7/1/2031	1,270	1,093
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,030	759
	San Diego CA Unified School District GO	0.000%	7/1/2036	340	240
	San Diego CA Unified School District GO	0.000%	7/1/2036	895	631
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,570	1,057
	San Diego CA Unified School District GO	0.000%	7/1/2038	170	109
	San Diego CA Unified School District GO	0.000%	7/1/2039	1,595	970
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,940	1,124
	San Diego CA Unified School District GO	0.000%	7/1/2041	4,850	2,674
	San Diego CA Unified School District GO	5.000%	7/1/2041	1,950	2,247
	San Diego CA Unified School District GO	3.125%	7/1/2042	3,085	2,586
	San Diego CA Unified School District GO	5.000%	7/1/2042	1,305	1,505
	San Diego CA Unified School District GO	0.000%	7/1/2043	1,185	592
	San Diego CA Unified School District GO	5.000%	7/1/2043	75	80
	San Diego CA Unified School District GO	0.000%	7/1/2044	5,750	2,725
	San Diego CA Unified School District GO	4.000%	7/1/2044	3,000	2,920
	San Diego CA Unified School District GO	0.000%	7/1/2045	1,775	797
	San Diego CA Unified School District GO	0.000%	7/1/2045	900	404
	San Diego CA Unified School District GO	2.000%	7/1/2045	8,005	5,233
	San Diego CA Unified School District GO	2.250%	7/1/2045	100	69
	San Diego CA Unified School District GO	5.000%	7/1/2045	3,940	4,483
	San Diego CA Unified School District GO	4.000%	7/1/2046	15	14
	San Diego CA Unified School District GO	5.000%	7/1/2046	415	446
	San Diego CA Unified School District GO	0.000%	7/1/2047	5,980	2,397
	San Diego CA Unified School District GO	4.000%	7/1/2047	17,770	16,993
	San Diego CA Unified School District GO	5.000%	7/1/2047	4,010	4,277
	San Diego CA Unified School District GO	3.250%	7/1/2048	11,175	8,969
	San Diego CA Unified School District GO	5.000%	7/1/2048	7,580	7,954
	San Diego CA Unified School District GO	4.000%	7/1/2049	700	657
	San Diego CA Unified School District GO	5.000%	7/1/2049	1,555	1,636
	San Diego CA Unified School District GO	3.000%	7/1/2050	6,395	4,701
	San Diego CA Unified School District GO	4.000%	7/1/2050	1,000	946
	San Diego CA Unified School District GO	5.000%	7/1/2050	8,710	9,192
	San Diego CA Unified School District GO	4.250%	7/1/2052	12,280	11,967
	San Diego CA Unified School District GO	4.000%	7/1/2053	12,075	11,266
	San Diego CA Unified School District GO	4.000%	7/1/2053	13,140	12,259
	San Diego CA Unified School District GO	5.000%	7/1/2053	3,200	3,325
	San Diego CA Unified School District GO	4.000%	7/1/2054	5,290	4,919
	San Diego CA Unified School District GO	5.000%	7/1/2055	5,725	5,992
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2042	250	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/2047	12,695	10,455
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	1,885	1,986
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	15,100	15,595
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2048	1,230	1,198
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	385	342
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	515	457
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	100	89
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2031	1,040	892
	San Diego Community College District GO	5.000%	8/1/2043	10	11
	San Diego Community College District GO	5.000%	8/1/2044	15	16
	San Diego Community College District GO	5.000%	8/1/2045	35	38
	San Diego Community College District GO	4.000%	8/1/2050	6,000	5,690
	San Diego Community College District GO	5.000%	8/1/2055	15,510	16,297
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	230	230
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	245	245
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	1,340	1,340
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	200	200
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	2,150	2,150
	San Diego County CA COP	5.000%	10/1/2048	3,780	3,965
	San Diego County CA COP	5.000%	10/1/2053	6,245	6,481
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	755	791
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	115	119
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,945	1,966
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,355	4,480
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	245	245
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	50	48
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	435	452
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	1,750	1,762
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	6,000	6,110
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	1,085	997
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	10	10
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	5,800	5,275
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	95	97
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	225	252
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	140	159
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	390	435
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2037	185	205
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	345	379
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	2,415	2,511
	San Diego County Water Authority Water Revenue	5.000%	5/1/2032	130	143
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	140	146
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	1,585	1,646
	San Diego County Water Authority Water Revenue	4.000%	5/1/2035	290	300
	San Diego County Water Authority Water Revenue	4.000%	5/1/2036	855	880
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	420	430
	San Diego County Water Authority Water Revenue	4.000%	5/1/2038	6,630	6,754
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,375	1,533
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	5,695	5,947
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	2,330	2,390
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	250	262
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	4,660	3,482
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	3,775	3,992
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	2,135	2,209
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	5,000	4,629
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2055	25	26
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2056	3,835	3,996
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2056	2,625	2,735
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	1,260	1,379
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	3,360	3,517
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	7,500	7,924
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	60	62
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	4,525	4,270
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	7,510	7,849
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	4,020	4,212
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	3,620	3,748
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	1,390	1,390
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	600	600
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	380	380
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	500	503
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	90	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	4,500	4,513
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	3,205	2,869
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	25	27
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	4,265	4,739
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	1,010	1,117
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2042	5,300	4,588
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	6,230	6,837
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	3,500	3,380
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	3,790	4,138
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	8,585	8,131
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	3,285	3,568
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	15	9
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	8,600	8,188
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	5,000	5,048
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	1,000	1,059
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	1,205	894
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,690	4,166
[2]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	6,315	4,664
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	12,145	11,707
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	5,940	4,793
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	6,090	5,942
	San Francisco CA City & County GO	5.000%	6/15/2029	1,025	1,093
	San Francisco CA City & County GO	5.000%	6/15/2031	1,285	1,413
	San Francisco CA City & County GO	4.000%	6/15/2032	35	36
	San Francisco CA City & County GO	5.000%	6/15/2032	25	28
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	3,135	3,154
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	1,615	1,625
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	3,000	3,281
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	3,000	3,420
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	3,505	3,505
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	3,085	3,445
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	3,105	3,442
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	9,200	8,852
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	1,000	1,013
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,300	1,495
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	1,415	1,418
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	5,350	5,096
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	2,950	2,810
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	6,295	6,487
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	1,055	1,064
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	945	994
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	12,500	13,033
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	7,950	8,451
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	1,005	1,072
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	145	153
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	200	218
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	260	274
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	6,390	6,720
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	1,725	1,810
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	1,690	1,769
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	3,040	3,166
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	1,345	1,433
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	7,850	8,365
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2046	8,080	8,791
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	18,835	18,934
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	3,380	3,417
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,505	7,635
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	550	572
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,755	1,784
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2051	5,430	5,660
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	1,500	1,393
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	7,505	7,701
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	4,030	4,174
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2056	4,825	4,999
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	4,020	4,155
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	235	242
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	620	653
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	330	360
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	905	1,005
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	240	271
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	85	95
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	80	89
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	195	217
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	12,120	11,923
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	135	138
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	330	350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	80	85
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	290	305
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2047	3,000	2,884
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	2,675	2,565
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	3,245	3,402
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	95	91
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	165	156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,245	2,332
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	10,080	10,368
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	28,000	27,923
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco Community College District GO	4.000%	6/15/2045	1,075	1,036
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	260	243
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	10,700	9,473
	San Francisco Unified School District GO	5.000%	6/15/2027	11,595	11,840
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	3,000	3,025
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	285	235
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	1,165	1,253
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	3,465	3,530
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	2,225	2,226
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	2,115	2,116
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	3,998	3,510
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	120	119
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	370	357
	San Jose CA GO	5.000%	9/1/2045	10,000	10,317
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,745	1,843
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	75	77
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,870	4,950
	San Juan Unified School District GO	4.000%	8/1/2046	7,065	6,830
	San Juan Unified School District GO	4.000%	8/1/2049	4,565	4,347
	San Marcos Unified School District GO	0.000%	8/1/2047	235	90
	San Marcos Unified School District GO	5.250%	8/1/2050	2,225	2,371
	San Marcos Unified School District GO	0.000%	8/1/2051	1,000	320
	San Marcos Unified School District GO	5.250%	8/1/2055	3,620	3,827
	San Mateo CA Foster City School District GO	4.000%	8/1/2048	725	698
	San Mateo CA Foster City School District GO	5.000%	8/1/2051	1,190	1,242
	San Mateo County Community College District GO	5.000%	9/1/2045	8,090	8,315
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	9,010	9,350
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	6,500	5,049
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	950	601
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,610	7,789
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/2052	5,000	4,608
	San Mateo Union High School District GO	4.000%	9/1/2034	800	801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Union High School District GO	2.125%	9/1/2048	700	436
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	1,120	1,223
[4]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	150	121
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	1,000	1,001
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2052	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/2036	200	129
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	1,630	881
	Santa Clara County CA GO	3.500%	8/1/2038	85	79
	Santa Clara County CA GO	3.250%	8/1/2039	3,320	2,950
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	80	72
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2053	6,620	6,062
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.125%	11/1/2055	7,190	6,624
	Santa Clara Unified School District GO	3.500%	7/1/2042	305	274
	Santa Clara Unified School District GO	3.250%	7/1/2044	17,095	17,113
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	30	31
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	330	344
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	235	251
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	190	206
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	130	143
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	60	67
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	755	856
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	130	147
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	560	628
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	170	190
	Santa Monica Community College District GO	5.000%	8/1/2043	1,570	1,608
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2049	25	18
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	5,175	5,434
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	6,485	6,761
	Santa Rosa High School District GO	5.250%	8/1/2050	2,500	2,661
	Santa Rosa High School District GO	5.000%	8/1/2053	8,285	8,545
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	400	285
[1]	Selma Unified School District GO	3.000%	8/1/2049	2,100	1,563
	South San Francisco Unified School District GO	4.000%	9/1/2048	6,035	5,774
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2027	575	573
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	185	189
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	95	97
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	545	561
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	10,000	10,123
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	455	481
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	105	112
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	20	22
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	1,350	1,428
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	575	606
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	195	204
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	890	930
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	4,190	4,758
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	4,040	4,307
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	1,000	1,038
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	7,730	8,199
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	5,250	5,559
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2046	20	21
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	825	868
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2049	2,185	2,306
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	4,605	4,726
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	110	114
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	6,515	6,796
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	30	32
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2039	2,830	3,054
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2040	1,335	1,410
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2046	5,750	5,997
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2050	7,495	7,684
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	6,255	6,566
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	200	217
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	16,895	17,519
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,035	1,076
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	250	264
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	1,295	1,384
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2053	5,190	5,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,070	5,074
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	4,870	4,978
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	4,565	4,787
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	3,250	3,385
	Southwestern Community College District GO	3.000%	8/1/2041	1,355	1,152
	Southwestern Community College District GO	0.000%	8/1/2046	320	129
[2]	Southwestern Community College District GO	2.500%	8/1/2046	1,000	704
	Southwestern Community College District GO	4.000%	8/1/2046	12,325	11,835
	Southwestern Community College District GO	4.000%	8/1/2047	6,715	6,385
	Southwestern Community College District GO	5.250%	8/1/2055	1,005	1,062
	State Center Community College District GO	5.000%	8/1/2047	3,800	3,995
[2]	Stockton Unified School District GO	5.000%	8/1/2049	7,340	7,642
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	1,740	1,678
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	7,060	6,559
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	1,000	647
[1]	Sweetwater Union High School District GO	3.375%	8/1/2040	25	23
	Sweetwater Union High School District GO	4.000%	8/1/2042	17,125	16,187
[1]	Sweetwater Union High School District GO	0.000%	8/1/2046	2,250	805
	Sweetwater Union High School District GO	5.000%	8/1/2052	6,050	6,231
	Torrance Unified School District GO	0.000%	8/1/2034	3,570	2,399
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,065	1,070
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	375	186
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	840	365
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	5,000	5,407
	University of California College & University Revenue	5.000%	5/15/2027	7,240	7,381
	University of California College & University Revenue	5.000%	5/15/2027	60	61
	University of California College & University Revenue	5.000%	5/15/2027	50	51
	University of California College & University Revenue	5.000%	5/15/2027	10,000	10,195
	University of California College & University Revenue	5.000%	5/15/2028	25	26
	University of California College & University Revenue	5.000%	5/15/2028	11,800	12,312
	University of California College & University Revenue	5.000%	5/15/2028	8,150	8,504
	University of California College & University Revenue	5.000%	5/15/2029	2,885	3,065
	University of California College & University Revenue	5.000%	5/15/2029	2,950	3,004
	University of California College & University Revenue	5.000%	5/15/2029	1,150	1,222
	University of California College & University Revenue	5.000%	5/15/2029	12,460	13,239
	University of California College & University Revenue	5.000%	5/15/2030	1,015	1,033
	University of California College & University Revenue	5.000%	5/15/2030	15,070	16,272
	University of California College & University Revenue	5.000%	5/15/2030	31,120	33,602
	University of California College & University Revenue	5.000%	5/15/2031	35	38
	University of California College & University Revenue	5.000%	5/15/2031	805	881
	University of California College & University Revenue	5.000%	5/15/2031	135	148
	University of California College & University Revenue	5.000%	5/15/2031	8,490	9,292
	University of California College & University Revenue	5.000%	5/15/2031	5,000	5,472
	University of California College & University Revenue	5.000%	5/15/2032	745	771
	University of California College & University Revenue	5.000%	5/15/2032	75	80
	University of California College & University Revenue	5.000%	5/15/2032	1,315	1,336
	University of California College & University Revenue	5.000%	5/15/2032	665	735
	University of California College & University Revenue	5.000%	5/15/2032	1,300	1,437
	University of California College & University Revenue	5.000%	5/15/2032	16,750	18,516
	University of California College & University Revenue	5.000%	11/15/2032	5,000	5,557
	University of California College & University Revenue	4.000%	5/15/2033	130	131
	University of California College & University Revenue	5.000%	5/15/2033	6,390	6,611
	University of California College & University Revenue	5.000%	5/15/2033	3,195	3,565
	University of California College & University Revenue	5.000%	5/15/2033	370	396
	University of California College & University Revenue	5.000%	5/15/2033	2,550	2,846
	University of California College & University Revenue	5.000%	5/15/2033	10,705	11,946
	University of California College & University Revenue	5.000%	5/15/2033	7,085	7,907
	University of California College & University Revenue	4.000%	5/15/2034	15	15
	University of California College & University Revenue	5.000%	5/15/2034	20	21
	University of California College & University Revenue	5.000%	5/15/2034	3,165	3,520
	University of California College & University Revenue	5.000%	5/15/2034	1,000	1,127
	University of California College & University Revenue	5.000%	11/15/2034	8,400	9,495
	University of California College & University Revenue	5.000%	11/15/2034	9,480	10,716
	University of California College & University Revenue	4.000%	5/15/2035	55	55
	University of California College & University Revenue	5.000%	5/15/2035	680	702
	University of California College & University Revenue	5.000%	5/15/2035	300	320
	University of California College & University Revenue	5.000%	5/15/2035	60	65

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/2035	15,795	17,475
University of California College & University Revenue	5.000%	5/15/2035	390	431
University of California College & University Revenue	5.000%	5/15/2035	10,375	11,622
University of California College & University Revenue	5.000%	5/15/2035	14,820	16,601
University of California College & University Revenue	5.000%	5/15/2035	2,780	3,151
University of California College & University Revenue	5.000%	11/15/2035	8,125	9,230
University of California College & University Revenue	5.000%	11/15/2035	5,135	5,833
University of California College & University Revenue	5.000%	5/15/2036	3,875	3,928
University of California College & University Revenue	5.000%	5/15/2036	85	88
University of California College & University Revenue	5.000%	5/15/2036	390	415
University of California College & University Revenue	5.000%	5/15/2036	425	461
University of California College & University Revenue	5.000%	5/15/2036	25	28
University of California College & University Revenue	5.000%	5/15/2036	8,210	9,138
University of California College & University Revenue	5.000%	5/15/2036	2,130	2,371
University of California College & University Revenue	5.000%	5/15/2036	5,005	5,633
University of California College & University Revenue	5.000%	5/15/2036	47,245	53,750
University of California College & University Revenue	5.000%	11/15/2036	12,410	14,133
University of California College & University Revenue	5.000%	11/15/2036	5,375	6,121
University of California College & University Revenue	4.000%	5/15/2037	635	645
University of California College & University Revenue	5.000%	5/15/2037	95	96
University of California College & University Revenue	5.000%	5/15/2037	11,865	12,953
University of California College & University Revenue	5.000%	5/15/2037	9,575	10,566
University of California College & University Revenue	5.000%	5/15/2037	17,500	19,511
University of California College & University Revenue	5.250%	5/15/2037	1,000	1,159
University of California College & University Revenue	5.000%	11/15/2037	6,575	7,374
University of California College & University Revenue	5.000%	11/15/2037	7,175	8,047
University of California College & University Revenue	5.000%	5/15/2038	25	26
University of California College & University Revenue	5.000%	5/15/2038	175	185
University of California College & University Revenue	5.000%	5/15/2038	170	184
University of California College & University Revenue	5.000%	5/15/2038	10,155	11,128
University of California College & University Revenue	5.000%	5/15/2038	10,000	11,063
University of California College & University Revenue	5.000%	5/15/2038	4,040	4,469
University of California College & University Revenue	5.250%	5/15/2038	21,035	24,391
University of California College & University Revenue	5.000%	11/15/2038	1,700	1,890
University of California College & University Revenue	5.000%	5/15/2039	1,300	1,366
University of California College & University Revenue	5.000%	5/15/2039	1,000	1,067
University of California College & University Revenue	5.000%	5/15/2039	6,330	6,828
University of California College & University Revenue	5.000%	5/15/2039	6,865	7,474
University of California College & University Revenue	5.000%	5/15/2039	225	245
University of California College & University Revenue	5.250%	5/15/2039	14,455	16,770
University of California College & University Revenue	5.000%	11/15/2039	14,830	16,787
University of California College & University Revenue	5.250%	11/15/2039	22,725	25,592
University of California College & University Revenue	5.000%	5/15/2040	6,890	7,446
University of California College & University Revenue	5.000%	5/15/2040	4,810	5,240
University of California College & University Revenue	5.000%	5/15/2040	6,445	7,021
University of California College & University Revenue	5.000%	5/15/2040	7,215	7,891
University of California College & University Revenue	5.250%	5/15/2040	19,040	22,019
University of California College & University Revenue	5.250%	5/15/2040	8,250	9,541
University of California College & University Revenue	5.500%	5/15/2040	10,745	11,833
University of California College & University Revenue	5.500%	5/15/2040	14,445	16,420
University of California College & University Revenue	5.000%	11/15/2040	3,500	3,842
University of California College & University Revenue	5.000%	5/15/2041	2,410	2,521
University of California College & University Revenue	5.000%	5/15/2041	8,480	9,044
University of California College & University Revenue	5.000%	5/15/2041	1,465	1,575
University of California College & University Revenue	5.000%	11/15/2041	11,935	13,019
University of California College & University Revenue	5.250%	11/15/2041	9,600	10,683
University of California College & University Revenue	5.000%	5/15/2042	1,190	1,243
University of California College & University Revenue	5.000%	5/15/2042	5,065	5,385
University of California College & University Revenue	5.000%	5/15/2042	8,700	9,319
University of California College & University Revenue	5.250%	5/15/2042	720	729
University of California College & University Revenue	5.000%	11/15/2042	2,500	2,716
University of California College & University Revenue	5.000%	5/15/2043	21,990	22,529
University of California College & University Revenue	5.000%	5/15/2043	5,420	5,650
University of California College & University Revenue	5.000%	5/15/2043	9,070	9,617
University of California College & University Revenue	5.000%	5/15/2043	2,270	2,424
University of California College & University Revenue	5.000%	5/15/2043	5,900	6,301
University of California College & University Revenue	5.500%	5/15/2043	6,310	7,149
University of California College & University Revenue	5.000%	5/15/2044	2,810	2,995
University of California College & University Revenue	5.000%	5/15/2044	30	32
University of California College & University Revenue	5.000%	5/15/2044	3,500	3,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	11/15/2044	10	11
	University of California College & University Revenue	4.000%	5/15/2045	4,795	4,599
	University of California College & University Revenue	5.000%	5/15/2045	20	21
	University of California College & University Revenue	5.000%	5/15/2045	1,360	1,456
	University of California College & University Revenue	5.000%	11/15/2045	2,000	2,154
	University of California College & University Revenue	4.000%	5/15/2046	4,670	4,497
	University of California College & University Revenue	4.000%	5/15/2047	11,965	11,280
	University of California College & University Revenue	5.000%	5/15/2047	490	494
	University of California College & University Revenue	5.250%	5/15/2047	4,080	4,123
	University of California College & University Revenue	4.000%	5/15/2048	1,300	1,210
	University of California College & University Revenue	5.000%	5/15/2048	10,715	10,904
	University of California College & University Revenue	2.500%	5/15/2050	2,950	1,937
	University of California College & University Revenue	4.000%	5/15/2050	3,050	2,809
	University of California College & University Revenue	4.000%	5/15/2051	5,000	4,569
	University of California College & University Revenue	5.000%	5/15/2053	22,535	23,545
	University of California College & University Revenue	4.000%	5/15/2055	4,760	4,312
	University of California College & University Revenue	5.250%	5/15/2055	8,000	8,495
	University of California College & University Revenue	5.250%	5/15/2058	6,725	6,837
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	305	310
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	615	625
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	45	49
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	395	427
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	125	127
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	365	394
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	85	87
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	270	274
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	10,730	10,921
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	1,000	1,004
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	26,310	26,595
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	195	200
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	615	575
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	10,145	10,524
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	10,720	9,933
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	16,170	16,309
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	7,460	6,924
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	14,015	10,180
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	2,270	2,057
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	13,880	14,043
	Upland Unified School District GO	0.000%	8/1/2050	2,720	942
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	2,635	2,530
[1]	Val Verde Unified School District GO	4.000%	8/1/2046	1,040	996
[1]	Val Verde Unified School District GO	4.000%	8/1/2051	1,725	1,576
	Ventura County Community College District GO	3.125%	8/1/2031	590	587
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	2,860	2,920
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	1,635	1,680
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	2,125	1,734
[5]	West Contra Costa Unified School District GO	0.000%	8/1/2034	1,000	745
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2049	625	651
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2051	4,890	3,586
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2054	970	892
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2054	3,385	3,479
	West Valley-Mission Community College District GO	4.000%	8/1/2040	4,435	4,441
[3]	West Valley-Mission Community College District GO	5.000%	8/1/2050	915	967
	Westside Union School District GO	0.000%	8/1/2040	355	191
	Westside Union School District GO	0.000%	8/1/2045	265	113
[1]	William S Hart Union High School District GO	0.000%	9/1/2028	1,385	1,302
	William S Hart Union High School District GO	0.000%	8/1/2033	1,450	1,141
[1]	William S Hart Union High School District GO	0.000%	8/1/2034	730	554
[1]	William S Hart Union High School District GO	0.000%	8/1/2035	1,455	1,058
	William S Hart Union High School District GO	3.500%	8/1/2038	385	367
					8,460,686
Colorado (1.1%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2026	6,000	6,057
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2029	2,170	2,321
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2030	13,825	13,933
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	1,625	1,637
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2047	10	10
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	2,500	2,600
	Adams 12 Five Star Schools GO	5.000%	12/15/2033	4,005	4,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adams 12 Five Star Schools GO	5.000%	12/15/2034	1,000	1,008
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	300	303
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	5,000	5,044
	Adams County CO COP	4.000%	12/1/2045	12,930	12,101
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2030	3,500	3,800
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	2,165	2,386
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	2,030	2,228
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2043	45	49
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	335	365
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2046	140	153
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	6,435	6,674
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	10	10
	Aurora CO Water Revenue	2.250%	8/1/2051	5,900	3,603
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	1,435	1,435
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	3,560	3,560
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	2,725	2,725
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	13,000	14,427
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/2052	15,185	15,607
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	10,000	10,089
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2042	50	50
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	3,000	3,171
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/2054	4,050	4,303
	Colorado COP	5.000%	3/15/2031	2,690	2,778
	Colorado COP	5.000%	12/15/2031	3,560	3,832
	Colorado COP	5.000%	12/15/2031	660	688
	Colorado COP	5.000%	12/15/2032	4,070	4,231
	Colorado COP	5.000%	12/15/2033	610	652
	Colorado COP	4.000%	12/15/2034	1,185	1,198
	Colorado COP	5.000%	12/15/2034	2,370	2,552
	Colorado COP	4.000%	12/15/2035	8,675	8,665
	Colorado COP	3.000%	12/15/2036	2,375	2,147
	Colorado COP	3.000%	12/15/2037	220	195
	Colorado COP	4.000%	12/15/2037	375	372
	Colorado COP	5.000%	3/15/2038	200	204
	Colorado COP	4.000%	12/15/2038	1,225	1,202
	Colorado COP	6.000%	12/15/2038	2,955	3,351
	Colorado COP	6.000%	12/15/2039	13,445	15,170
	Colorado COP	6.000%	12/15/2040	9,295	10,468
	Colorado COP	6.000%	12/15/2041	5,950	6,675
	Colorado COP	4.000%	3/15/2044	3,890	3,650
	Colorado COP	4.000%	3/15/2046	11,950	10,995
	Colorado COP	5.000%	11/1/2049	7,270	7,483
	Colorado COP	5.000%	11/1/2053	2,565	2,617
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	4.625%	3/1/2051	7,650	7,407
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	5.250%	3/1/2056	6,935	7,124
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2035	785	772
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	1,060	1,063
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	485	474
	Colorado School of Mines College & University Revenue	5.250%	12/1/2048	3,130	3,278
	Colorado School of Mines College & University Revenue	4.000%	12/1/2049	2,500	2,206
	Colorado School of Mines College & University Revenue	5.000%	12/1/2054	2,425	2,475
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	610	658
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	540	583
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	565	608
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	655	705
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2033	720	772
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	40	43
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	8,705	8,295
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2047	15	16
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2048	25	26
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2050	10,200	9,324
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	4,580	4,146
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	1,000	960
	Denver City & County Board of Water Commissioners Water Revenue	2.100%	12/15/2046	2,500	1,605
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2047	2,030	2,048
	Denver City & County Board of Water Commissioners Water Revenue	2.125%	12/15/2050	2,240	1,344
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2055	13,540	13,987
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	1,325	1,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	1,895	1,906
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	3,720	4,190
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	255	256
	Denver City & County School District No. 1 GO	4.000%	12/1/2041	220	213
	Denver City & County School District No. 1 GO	5.000%	12/1/2041	1,580	1,676
	Denver City & County School District No. 1 GO	5.000%	12/1/2042	60	63
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	2,500	1,993
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,215	1,272
	Denver City & County School District No. 1 GO	5.500%	12/1/2046	15	17
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/2048	13,420	12,131
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2028	110	116
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	425	427
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	210	211
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	1,715	1,641
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	1,610	1,662
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2048	15	15
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	1,535	1,595
	Denver CO City & County GO	5.000%	8/1/2026	2,250	2,250
	Denver CO City & County GO	5.000%	8/1/2027	3,685	3,773
	Denver CO City & County GO	5.000%	8/1/2030	1,065	1,153
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	540	540
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	12,560	11,584
[2]	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	4,465	4,183
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2035	3,500	2,425
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2036	3,000	1,985
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2037	3,000	1,896
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2038	5,500	3,326
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2039	2,500	1,446
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	5,970	5,253
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/2042	50	50
	Denver Metropolitan University College & University Revenue	5.000%	12/1/2055	2,000	2,028
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	1,295	1,363
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2040	2,035	2,204
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	110	118
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	3,440	3,682
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2026	1,895	1,899
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,400	4,017
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	855	754
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	235	168
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	1,000	636
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	3,000	2,100
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	350	201
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	3,995	2,513
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2038	2,840	1,687
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	3,070	1,704
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	600	328
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	2,045	1,984
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	80	75
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2034	1,525	1,138
[2]	Ebert Metropolitan District GO	5.000%	12/1/2043	1,020	1,038
[2]	Ebert Metropolitan District GO	4.000%	12/1/2048	9,955	8,923
	Jefferson County School District R-1 GO	5.000%	12/15/2034	745	775
	Jefferson County School District R-1 GO	5.000%	12/15/2035	2,950	3,064
	Jefferson County School District R-1 GO	5.000%	12/15/2038	2,685	2,772
	Jefferson County School District R-1 GO, Prere.	5.000%	12/15/2028	220	231
	Jefferson County School District R-1 GO, Prere.	5.000%	12/15/2028	55	58
	Jefferson County School District R-1 GO, Prere.	5.000%	12/15/2028	565	593
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2031	1,455	1,523
	Metro Water Recovery Sewer Revenue	2.500%	4/1/2045	10,000	7,364
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2056	11,000	11,252
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	875	863
	Pueblo County CO (Jail Project) COP	5.000%	7/1/2049	10,000	10,047
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	1,250	1,281
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2034	6,105	6,250
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	75	74
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,875	2,879
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,510	2,585
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	510	545
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	1,300	1,388
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	540	593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/2036	660	704
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2037	60	65
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2041	10,000	10,036
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2046	14,555	14,580
	University of Colorado College & University Revenue	5.000%	10/1/2028	10,000	10,485
	University of Colorado College & University Revenue	5.000%	10/1/2030	5,295	5,728
	University of Colorado College & University Revenue	4.000%	6/1/2043	5,265	4,947
	University of Colorado College & University Revenue	5.250%	6/1/2055	10	11
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	2,730	2,723
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	840	859
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	1,260	1,288
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	12,335	12,716
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	1,985	2,048
	Weld County School District No. RE-4 GO	5.250%	12/1/2041	5,000	5,025
	Weld County School District No. RE-4 GO	5.250%	12/1/2047	2,020	2,127
					519,445
Connecticut (2.2%)
	Aquarion Water Authority Water Revenue	5.250%	2/1/2029	1,660	1,750
	Aquarion Water Authority Water Revenue	5.250%	2/1/2030	1,660	1,778
	Aquarion Water Authority Water Revenue	5.250%	2/1/2031	2,490	2,705
	Aquarion Water Authority Water Revenue	5.250%	2/1/2033	7,990	8,868
	Aquarion Water Authority Water Revenue	5.000%	8/1/2034	1,250	1,382
	Aquarion Water Authority Water Revenue	5.000%	8/1/2035	960	1,064
	Aquarion Water Authority Water Revenue	5.000%	8/1/2036	1,000	1,110
	Aquarion Water Authority Water Revenue	5.000%	8/1/2036	960	1,055
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	1,675	1,878
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	1,435	1,599
	Aquarion Water Authority Water Revenue	5.250%	8/1/2038	1,000	1,114
	Aquarion Water Authority Water Revenue	5.250%	8/1/2038	1,435	1,589
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	1,895	2,095
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	960	1,054
	Aquarion Water Authority Water Revenue	5.250%	8/1/2040	1,980	2,179
[2]	Aquarion Water Authority Water Revenue	5.250%	8/1/2040	960	1,053
	Aquarion Water Authority Water Revenue	5.250%	8/1/2041	1,195	1,308
	Aquarion Water Authority Water Revenue	5.250%	8/1/2042	1,435	1,568
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2043	3,790	1,718
	Aquarion Water Authority Water Revenue	5.250%	8/1/2043	1,435	1,563
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2044	3,250	1,387
	Aquarion Water Authority Water Revenue	5.250%	8/1/2044	1,660	1,803
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2045	3,560	1,427
	Aquarion Water Authority Water Revenue	5.250%	8/1/2045	950	1,029
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2046	600	224
	Aquarion Water Authority Water Revenue	0.000%	8/1/2047	3,800	1,341
	Aquarion Water Authority Water Revenue	0.000%	8/1/2047	4,500	1,535
	Aquarion Water Authority Water Revenue	0.000%	8/1/2048	4,000	1,321
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2048	3,000	975
	Aquarion Water Authority Water Revenue	0.000%	8/1/2049	4,250	1,273
	Aquarion Water Authority Water Revenue	0.000%	8/1/2050	3,250	951
	Aquarion Water Authority Water Revenue	0.000%	8/1/2051	2,750	760
	Aquarion Water Authority Water Revenue	0.000%	8/1/2051	4,000	1,064
	Aquarion Water Authority Water Revenue	0.000%	8/1/2052	2,500	653
	Aquarion Water Authority Water Revenue	0.000%	8/1/2053	2,525	621
	Aquarion Water Authority Water Revenue	0.000%	8/1/2053	2,230	524
	Aquarion Water Authority Water Revenue	0.000%	8/1/2055	2,750	601
	Connecticut GO	5.000%	8/1/2026	715	715
	Connecticut GO	5.000%	8/15/2026	1,990	1,991
	Connecticut GO	5.000%	8/15/2026	6,025	6,030
	Connecticut GO	5.000%	9/15/2026	1,385	1,389
	Connecticut GO	5.000%	10/15/2026	1,140	1,145
	Connecticut GO	5.000%	11/15/2026	5,805	5,842
	Connecticut GO	5.000%	12/1/2026	10,000	10,075
	Connecticut GO	4.000%	1/15/2027	1,615	1,625
	Connecticut GO	4.000%	1/15/2027	1,875	1,886
	Connecticut GO	5.000%	1/15/2027	1,000	1,010
	Connecticut GO	5.000%	4/15/2027	2,755	2,799
	Connecticut GO	5.000%	4/15/2027	3,295	3,348
	Connecticut GO	5.000%	5/15/2027	710	711
	Connecticut GO	5.000%	6/15/2027	4,005	4,085
	Connecticut GO	5.000%	8/15/2027	655	656

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	8/15/2027	22,210	22,737
Connecticut GO	5.000%	9/15/2027	1,920	1,969
Connecticut GO	5.000%	10/15/2027	205	206
Connecticut GO	5.000%	11/15/2027	360	371
Connecticut GO	4.000%	1/15/2028	200	204
Connecticut GO	4.000%	1/15/2028	11,070	11,277
Connecticut GO	5.000%	1/15/2028	1,225	1,265
Connecticut GO	5.000%	3/15/2028	2,000	2,073
Connecticut GO	5.000%	6/15/2028	1,670	1,740
Connecticut GO	5.000%	8/15/2028	9,140	9,559
Connecticut GO	5.000%	9/15/2028	9,130	9,565
Connecticut GO	5.000%	9/15/2028	2,810	2,944
Connecticut GO	5.000%	10/15/2028	770	773
Connecticut GO	5.000%	11/15/2028	1,275	1,340
Connecticut GO	5.000%	11/15/2028	2,785	2,926
Connecticut GO	5.000%	11/15/2028	250	263
Connecticut GO	5.000%	12/1/2028	8,725	9,175
Connecticut GO	4.000%	1/15/2029	160	165
Connecticut GO	4.000%	1/15/2029	1,245	1,281
Connecticut GO	5.000%	1/15/2029	5,635	5,939
Connecticut GO	5.000%	1/15/2029	5,385	5,675
Connecticut GO	5.000%	3/15/2029	1,000	1,057
Connecticut GO	5.000%	4/15/2029	850	863
Connecticut GO	5.000%	4/15/2029	1,245	1,317
Connecticut GO	5.000%	8/15/2029	9,260	9,850
Connecticut GO	5.000%	8/15/2029	5,500	5,850
Connecticut GO	5.000%	10/15/2029	1,720	1,727
Connecticut GO	5.000%	11/15/2029	180	192
Connecticut GO	5.000%	11/15/2029	5,000	5,340
Connecticut GO	4.000%	1/15/2030	695	720
Connecticut GO	5.000%	1/15/2030	535	572
Connecticut GO	5.000%	1/15/2030	1,840	1,969
Connecticut GO	5.000%	4/15/2030	2,025	2,136
Connecticut GO	5.000%	8/15/2030	8,185	8,832
Connecticut GO	5.000%	9/1/2030	5,510	5,949
Connecticut GO	5.000%	9/15/2030	1,400	1,512
Connecticut GO	5.000%	11/15/2030	370	401
Connecticut GO	5.000%	11/15/2030	570	617
Connecticut GO	5.000%	11/15/2030	5,220	5,652
Connecticut GO	4.000%	1/15/2031	360	374
Connecticut GO	4.000%	1/15/2031	2,790	2,900
Connecticut GO	5.000%	1/15/2031	1,455	1,550
Connecticut GO	3.500%	4/15/2031	50	50
Connecticut GO	5.000%	4/15/2031	5,525	5,813
Connecticut GO	5.000%	8/1/2031	5,185	5,652
Connecticut GO	5.000%	8/15/2031	1,040	1,134
Connecticut GO	5.000%	8/15/2031	6,700	7,307
Connecticut GO	5.000%	9/15/2031	1,320	1,441
Connecticut GO	5.000%	9/15/2031	4,115	4,492
Connecticut GO	5.000%	10/15/2031	185	186
Connecticut GO	5.000%	11/15/2031	335	366
Connecticut GO	5.000%	11/15/2031	290	317
Connecticut GO	5.000%	11/15/2031	5,005	5,473
Connecticut GO	3.000%	1/15/2032	8,675	8,433
Connecticut GO	4.000%	1/15/2032	60	62
Connecticut GO	5.000%	1/15/2032	1,000	1,063
Connecticut GO	5.000%	1/15/2032	4,330	4,742
Connecticut GO	5.000%	4/15/2032	530	537
Connecticut GO	5.000%	4/15/2032	300	315
Connecticut GO	5.000%	8/1/2032	2,580	2,840
Connecticut GO	5.000%	8/15/2032	2,425	2,671
Connecticut GO	5.000%	8/15/2032	3,680	4,053
Connecticut GO	3.000%	10/15/2032	470	456
Connecticut GO	5.000%	11/15/2032	310	342
Connecticut GO	5.000%	11/15/2032	4,000	4,417
Connecticut GO	4.000%	1/15/2033	570	588
Connecticut GO	4.000%	1/15/2033	1,095	1,118
Connecticut GO	5.000%	3/15/2033	1,000	1,107
Connecticut GO	5.000%	4/15/2033	6,700	6,785
Connecticut GO	5.000%	4/15/2033	3,265	3,421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	8/15/2033	10,000	11,112
	Connecticut GO	5.000%	9/15/2033	6,000	6,671
	Connecticut GO	5.000%	10/15/2033	2,800	2,810
	Connecticut GO	5.000%	11/15/2033	195	214
	Connecticut GO	5.000%	11/15/2033	10,835	12,062
	Connecticut GO	3.000%	1/15/2034	2,275	2,163
	Connecticut GO	4.000%	1/15/2034	2,415	2,481
	Connecticut GO	5.000%	4/15/2034	5,350	5,415
	Connecticut GO	5.000%	4/15/2034	1,205	1,260
	Connecticut GO	5.000%	8/15/2034	5,000	5,594
	Connecticut GO	5.000%	8/15/2034	6,035	6,752
	Connecticut GO	5.000%	10/15/2034	150	150
	Connecticut GO	5.000%	11/15/2034	215	235
	Connecticut GO	3.000%	1/15/2035	755	707
	Connecticut GO	4.000%	1/15/2035	125	127
	Connecticut GO	5.000%	1/15/2035	2,650	2,938
	Connecticut GO	5.000%	4/15/2035	150	157
	Connecticut GO	5.000%	8/15/2035	4,890	5,497
	Connecticut GO	5.000%	8/15/2035	4,650	5,227
	Connecticut GO	4.000%	1/15/2036	210	214
	Connecticut GO	5.000%	1/15/2036	3,000	3,306
	Connecticut GO	5.000%	4/15/2036	2,145	2,233
	Connecticut GO	4.000%	6/1/2036	1,250	1,264
	Connecticut GO	3.375%	10/15/2036	2,905	2,747
	Connecticut GO	5.000%	11/15/2036	3,005	3,257
	Connecticut GO	5.000%	11/15/2036	2,610	2,885
	Connecticut GO	4.000%	4/15/2037	105	105
	Connecticut GO	5.000%	9/15/2037	4,500	4,984
	Connecticut GO	5.000%	11/15/2037	230	248
	Connecticut GO	3.000%	1/15/2038	3,375	3,000
	Connecticut GO	4.000%	1/15/2038	330	331
	Connecticut GO	5.000%	8/15/2038	2,355	2,589
	Connecticut GO	5.000%	9/15/2038	4,500	4,948
	Connecticut GO	5.000%	11/15/2038	4,005	4,367
	Connecticut GO	3.000%	1/15/2039	2,635	2,286
	Connecticut GO	5.000%	11/15/2039	5,520	5,978
	Connecticut GO	5.000%	11/15/2039	1,030	1,098
	Connecticut GO	5.000%	1/15/2040	1,500	1,560
	Connecticut GO	5.000%	1/15/2040	3,935	4,233
	Connecticut GO	5.000%	9/15/2040	7,500	8,148
	Connecticut GO	5.000%	11/15/2040	4,050	4,306
	Connecticut GO	5.000%	11/15/2040	2,750	2,967
	Connecticut GO	2.000%	1/15/2041	1,835	1,266
[2]	Connecticut GO	2.000%	1/15/2041	250	174
	Connecticut GO	5.000%	11/15/2041	2,055	2,179
	Connecticut GO	5.000%	11/15/2041	105	113
	Connecticut GO	3.000%	1/15/2042	520	425
	Connecticut GO	3.000%	11/15/2042	13,520	11,219
	Connecticut GO	5.000%	11/15/2042	35	37
	Connecticut GO	3.000%	11/15/2043	8,015	6,568
	Connecticut GO	5.000%	3/15/2044	1,000	1,066
	Connecticut GO	5.000%	8/15/2044	4,810	5,139
	Connecticut GO	5.000%	8/15/2045	4,725	5,025
	Connecticut GO	5.000%	9/15/2045	1,250	1,330
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2026	1,730	1,733
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	1,125	1,136
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	265	270
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	2,980	3,033
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	520	531
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	9,770	9,981
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	5,000	5,108
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	18,525	18,924
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	6,695	6,839
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	475	485
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,915	1,918
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	5,070	5,209
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	6,580	6,846
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	1,625	1,691
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	1,005	1,049
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	245	256

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	8,000	8,353
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	16,500	17,227
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	365	381
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	3,580	3,586
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	6,915	7,323
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	50	53
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	4,090	4,342
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	13,160	13,971
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	505	506
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	4,935	5,161
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2030	6,575	6,769
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	285	306
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	81
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	6,070	6,539
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	4,210	4,535
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	9,760	10,513
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	8,075	8,089
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	545	569
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	1,425	1,524
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	220	239
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	2,465	2,683
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	2,070	2,253
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	13,075	14,233
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2031	245	245
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	5,775	5,930
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	1,990	2,123
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	1,000	1,083
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	165	182
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	85	94
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	5,570	6,127
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	690	759
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	40	44
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2032	120	120
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	3,245	3,329
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	3,275	3,537
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	305	339
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	11,575	12,849
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2033	85	85
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2033	660	685
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	4,445	4,714
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	3,260	3,506
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	470	516
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	3,405	3,807
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	5,125	5,730
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2034	30	30
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	380	394
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2034	1,665	1,801
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	2,420	2,644
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	2,940	3,286
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	7,450	8,371
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	635	702
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	3,745	3,749
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2035	575	595
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	4,125	4,443
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	2,435	2,489
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,185	2,209
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,190	2,220
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	410	445
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	2,025	2,270
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	10,495	11,648
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	7,500	8,447
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	80	80
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2036	5	5
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,125	4,157
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	2,370	2,490
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	30	32
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2037	100	103
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2037	2,350	2,365
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2038	405	413
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	15	16
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	7,605	8,396
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	1,330	1,366
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	8,415	8,330
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	3,505	3,807
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	4,600	5,036
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	1,750	1,722
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	12,460	10,754
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	430	421
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	645	673
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	3,990	4,304
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	5,020	5,469
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	1,000	1,047
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	5,335	5,742
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	7,185	7,787
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2041	9,560	10,373
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2041	2,395	2,518
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2042	2,225	2,386
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	1,440	1,540
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	13,855	14,914
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	895	965
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	11,000	11,709
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	2,025	2,168
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	5,175	5,515
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2046	3,300	3,493
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	1,295	1,323
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2028	1,020	1,064
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	70	77
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	50	55
	Connecticut Special Tax Fuel Sales Tax Revenue, Prere.	5.000%	1/1/2034	1,715	1,923
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	700	780
[2]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/2033	1,300	1,129
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	4,010	4,526
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	5,000	5,659
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	60	56
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	13,015	13,030
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	6,675	6,899
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	16,780	18,025
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	17,145	18,833
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	9,750	10,964
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2045	1,140	1,072
[1]	New Haven CT GO	5.000%	8/1/2031	8,520	9,206
[1]	New Haven CT GO	5.000%	8/1/2032	8,745	9,528
[1]	New Haven CT GO	5.000%	8/1/2033	3,420	3,757
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/2041	200	166
	University of Connecticut College & University Revenue	5.000%	2/15/2029	7,275	7,673
	University of Connecticut College & University Revenue	5.000%	2/15/2030	3,160	3,386
	University of Connecticut College & University Revenue	5.000%	5/1/2032	1,105	1,214
	University of Connecticut College & University Revenue	5.000%	5/1/2033	2,680	2,934
	University of Connecticut College & University Revenue	5.000%	5/1/2034	4,680	5,109
					1,052,703
Delaware (0.1%)
	Delaware GO	5.000%	1/1/2027	1,100	1,110
	Delaware GO	5.000%	1/1/2028	545	563
	Delaware GO	5.000%	3/1/2029	665	704
	Delaware GO	5.000%	3/1/2031	330	360
	Delaware GO	5.000%	5/1/2031	7,385	8,074
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	3,240	3,037
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	275	297
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/2055	21,105	21,104
	Sussex County DE GO	1.750%	3/15/2036	2,280	1,776
					37,025
District of Columbia (1.5%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	13,175	13,881
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,575	1,593
	District of Columbia College & University Revenue	5.000%	4/1/2032	640	647
	District of Columbia College & University Revenue	5.000%	4/1/2033	315	318
	District of Columbia College & University Revenue	5.000%	4/1/2034	1,780	1,797
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	10,500	11,303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia GO	5.000%	10/15/2026	1,840	1,849
District of Columbia GO	5.000%	6/1/2027	2,580	2,631
District of Columbia GO	5.000%	10/15/2027	1,135	1,167
District of Columbia GO	5.000%	12/1/2027	8,500	8,767
District of Columbia GO	5.000%	6/1/2028	1,530	1,593
District of Columbia GO	5.000%	10/15/2028	1,425	1,495
District of Columbia GO	5.000%	6/1/2029	9,005	9,547
District of Columbia GO	5.000%	10/15/2029	1,735	1,834
District of Columbia GO	5.000%	6/1/2030	1,755	1,887
District of Columbia GO	5.000%	10/15/2030	2,890	3,042
District of Columbia GO	5.000%	12/1/2030	3,960	4,288
District of Columbia GO	5.000%	8/1/2031	13,785	15,040
District of Columbia GO	5.000%	10/15/2031	895	940
District of Columbia GO	5.000%	6/1/2032	6,190	6,814
District of Columbia GO	5.000%	10/15/2033	680	712
District of Columbia GO	5.000%	10/15/2034	1,310	1,368
District of Columbia GO	5.000%	12/1/2034	3,815	4,275
District of Columbia GO	5.000%	2/1/2035	1,655	1,770
District of Columbia GO	5.000%	6/1/2035	70	71
District of Columbia GO	5.000%	6/1/2035	10,000	11,206
District of Columbia GO	5.000%	10/15/2035	500	521
District of Columbia GO	5.000%	6/1/2036	2,675	2,709
District of Columbia GO	5.000%	6/1/2036	9,755	10,933
District of Columbia GO	5.000%	10/15/2036	1,670	1,736
District of Columbia GO	4.000%	6/1/2037	960	952
District of Columbia GO	5.000%	8/1/2037	9,425	10,298
District of Columbia GO	5.000%	10/15/2037	45	47
District of Columbia GO	5.000%	1/1/2038	5,110	5,488
District of Columbia GO	5.000%	6/1/2038	160	162
District of Columbia GO	5.000%	8/1/2038	5,285	5,737
District of Columbia GO	5.000%	1/1/2039	200	214
District of Columbia GO	5.000%	8/1/2039	3,350	3,610
District of Columbia GO	5.000%	1/1/2040	5	5
District of Columbia GO	5.000%	6/1/2040	9,900	10,784
District of Columbia GO	5.000%	1/1/2041	290	307
District of Columbia GO	5.000%	8/1/2041	95	102
District of Columbia GO	5.000%	1/1/2043	4,715	4,970
District of Columbia GO	5.000%	6/1/2043	10	10
District of Columbia GO	5.000%	8/1/2043	50	53
District of Columbia GO	5.000%	6/1/2044	4,450	4,757
District of Columbia GO	5.000%	8/1/2044	95	101
District of Columbia GO	5.000%	10/15/2044	13,735	14,098
District of Columbia GO	5.000%	1/1/2045	165	173
District of Columbia GO	5.000%	6/1/2045	2,830	3,010
District of Columbia GO	5.000%	8/1/2045	35	37
District of Columbia GO	5.000%	2/1/2046	3,485	3,594
District of Columbia GO	5.000%	8/1/2046	25	26
District of Columbia GO	5.250%	1/1/2048	8,495	8,896
District of Columbia Income Tax Revenue	5.000%	10/1/2026	530	532
District of Columbia Income Tax Revenue	5.000%	10/1/2027	5,005	5,143
District of Columbia Income Tax Revenue	5.000%	10/1/2027	1,930	1,983
District of Columbia Income Tax Revenue	5.000%	12/1/2027	5,105	5,265
District of Columbia Income Tax Revenue	5.000%	10/1/2028	970	1,017
District of Columbia Income Tax Revenue	5.000%	12/1/2028	765	804
District of Columbia Income Tax Revenue	5.000%	10/1/2029	2,280	2,430
District of Columbia Income Tax Revenue	5.000%	12/1/2029	1,065	1,138
District of Columbia Income Tax Revenue	5.000%	3/1/2030	4,620	4,909
District of Columbia Income Tax Revenue	5.000%	12/1/2030	355	384
District of Columbia Income Tax Revenue	5.000%	10/1/2031	660	721
District of Columbia Income Tax Revenue	5.000%	12/1/2031	1,510	1,654
District of Columbia Income Tax Revenue	5.000%	3/1/2032	1,595	1,685
District of Columbia Income Tax Revenue	5.000%	7/1/2032	1,220	1,344
District of Columbia Income Tax Revenue	5.000%	12/1/2032	7,290	8,066
District of Columbia Income Tax Revenue	5.000%	3/1/2033	1,810	1,909
District of Columbia Income Tax Revenue	5.000%	7/1/2033	880	966
District of Columbia Income Tax Revenue	5.000%	12/1/2033	780	859
District of Columbia Income Tax Revenue	5.000%	3/1/2034	2,775	2,920
District of Columbia Income Tax Revenue	5.000%	7/1/2034	2,175	2,376
District of Columbia Income Tax Revenue	5.000%	3/1/2035	1,510	1,594
District of Columbia Income Tax Revenue	5.000%	3/1/2035	5,770	6,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	10/1/2035	5,660	6,285
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	1,805	1,968
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	11,880	12,434
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	2,265	2,384
	District of Columbia Income Tax Revenue	5.000%	7/1/2036	925	1,000
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	2,605	2,824
	District of Columbia Income Tax Revenue	5.000%	3/1/2037	1,365	1,431
	District of Columbia Income Tax Revenue	5.000%	7/1/2037	625	672
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	7,915	8,534
	District of Columbia Income Tax Revenue	5.000%	3/1/2038	5,455	5,702
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	1,660	1,785
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	4,735	5,069
	District of Columbia Income Tax Revenue	5.000%	3/1/2039	745	776
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	2,150	2,297
	District of Columbia Income Tax Revenue	5.000%	6/1/2039	1,055	1,145
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	300	319
	District of Columbia Income Tax Revenue	4.000%	3/1/2040	2,480	2,383
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	3,605	3,747
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	2,230	2,375
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	2,020	2,144
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	1,400	1,486
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	2,185	2,311
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,460	4,718
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	3,040	3,208
	District of Columbia Income Tax Revenue	5.000%	5/1/2043	11,225	11,850
	District of Columbia Income Tax Revenue	3.000%	3/1/2044	15,000	11,951
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	45	48
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	210	196
	District of Columbia Income Tax Revenue	4.000%	5/1/2045	8,560	8,002
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	7,820	8,056
	District of Columbia Income Tax Revenue	5.000%	6/1/2045	450	476
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	7,075	7,315
	District of Columbia Income Tax Revenue	5.500%	7/1/2047	5	5
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	9,300	9,750
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	15,410	15,938
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2033	1,125	1,254
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	11,970	13,146
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,280	1,336
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	3,855	4,199
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	4,945	5,341
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	1,000	970
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	5,050	4,740
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2042	1,000	963
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	80	82
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2049	5,285	4,793
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2049	15	15
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	1,200	1,205
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	505	421
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2035	2,000	1,392
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,725	1,003
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2038	9,400	5,396
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	510	283
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,000	526
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	9,020	8,289
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2044	5,665	5,755
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	5,600	5,629
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	29,930	25,770
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	2,080	1,470
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	23,370	20,120
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	5,000	3,110
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	145	98
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,085	4,353
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	4,135	3,443
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	23,615	23,759
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	430	440
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	7,635	7,827
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	5,465	5,594
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	2,395	2,449
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	440	477
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	1,165	1,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	815	828
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	670	678
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	165	148
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	1,185	1,242
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	490	519
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	1,275	1,269
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	125	131
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	155	153
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,695	1,764
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	390	323
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	2,765	2,877
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	3,025	2,428
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	4,505	4,356
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2045	1,100	1,045
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	21,220	21,724
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	20	21
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2046	6,485	6,651
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	3,115	2,954
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	13,850	14,218
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	14,730	15,187
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	8,405	8,541
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	7,050	7,153
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	5,000	4,692
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	23,625	23,971
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	10,000	10,536
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	510	517
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	2,590	2,622
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	23,610	23,853
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	235	237
					735,041
Florida (2.9%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	3,625	3,458
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2047	85	87
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.000%	9/1/2044	2,265	2,321
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.000%	9/1/2049	6,750	6,822
	Broward County FL School District COP	5.000%	7/1/2027	2,965	3,024
	Broward County FL School District COP	5.000%	7/1/2028	4,230	4,401
[1]	Broward County FL School District COP	5.000%	7/1/2029	5,000	5,291
	Broward County FL School District COP	5.000%	7/1/2030	4,340	4,638
[1]	Broward County FL School District COP	5.000%	7/1/2030	4,275	4,590
	Broward County FL School District COP	5.000%	7/1/2032	3,060	3,245
	Broward County FL School District COP	5.000%	7/1/2033	2,745	2,904
	Broward County FL School District COP	5.000%	7/1/2034	5,625	5,939
	Broward County FL School District COP	5.000%	7/1/2035	3,940	4,220
	Broward County FL School District COP	5.000%	7/1/2036	12,555	13,379
	Broward County FL School District GO	5.000%	7/1/2047	1,540	1,558
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2047	14,725	13,453
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2051	4,320	3,836
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2038	915	950
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2039	3,490	3,613
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2040	1,250	1,292
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/2041	415	341
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	10,080	9,779
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2044	3,030	2,859
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2045	10,550	9,905
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	6,165	5,736
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/2048	1,000	1,058
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/2054	2,175	2,278
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	4.875%	3/1/2056	2,000	1,979
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	4,565	4,167
[2]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2053	2,950	3,074
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,465	2,468
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	10,550	11,001
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	230	230
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	75	75
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	5,380	5,827
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	4,105	4,570
[2]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2034	175	164
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	5,000	5,582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2035	2,815	2,874
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2035	130	140
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	5,000	4,010
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	1,115	1,032
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	1,695	1,696
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	1,125	1,088
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	1,185	1,186
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	575	579
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	3,000	3,281
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	4,915	4,921
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	2,255	2,256
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	3,420	3,208
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	3,445	3,484
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2043	95	97
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	11,465	11,840
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2049	11,460	11,649
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2054	2,000	2,047
[1]	Central Florida Expressway Authority Highway Revenue, ETM	5.000%	7/1/2031	740	809
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	3,150	3,443
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	455	497
[1]	Duval County Public Schools COP	5.000%	7/1/2027	1,465	1,496
[1]	Duval County Public Schools COP	5.000%	7/1/2028	1,370	1,430
[1]	Duval County Public Schools COP	5.000%	7/1/2030	3,590	3,844
[1]	Duval County Public Schools COP	5.000%	7/1/2032	3,230	3,431
[1]	Duval County Public Schools COP	5.000%	7/1/2033	6,115	6,481
[1]	Duval County Public Schools COP	5.000%	7/1/2034	1,260	1,330
[1]	Duval County Public Schools COP	5.000%	7/1/2035	3,450	3,632
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2049	750	759
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	1,015	1,016
	Florida Department of Management Services COP	5.000%	11/1/2027	1,530	1,569
	Florida Department of Management Services COP	5.000%	11/1/2028	400	420
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/2036	2,700	2,107
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2038	3,085	2,704
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2049	8,550	8,164
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	4,055	3,671
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2052	14,485	13,044
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2052	8,755	8,950
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2055	11,450	10,516
	Florida Department of Transportation Turnpike System Highway Revenue	4.500%	7/1/2056	5,000	4,774
	Florida GO	4.000%	7/1/2030	730	744
	Florida GO	5.000%	6/1/2031	26,340	28,768
	Florida GO	5.000%	6/1/2033	16,180	18,062
	Florida GO	4.125%	7/1/2053	6,000	5,596
	Florida GO, Prere.	4.000%	7/1/2028	7,603	7,793
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	12,420	9,018
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	12,845	10,950
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	4,590	4,598
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	3,810	3,817
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/2037	500	489
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/2041	2,750	2,752
	Florida Lottery Revenue	5.000%	7/1/2027	2,665	2,722
	Florida Lottery Revenue	5.000%	7/1/2028	2,275	2,374
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	5,295	5,312
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,815	1,821
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	2,520	2,678
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2030	1,330	1,342
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	5,010	5,399
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	4,220	4,600
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2035	2,105	2,302
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2028	1,610	1,685
[2]	Florida State Board of Governors Florida International University Dormitory Revenue Local or Guaranteed Housing Revenue	4.500%	7/1/2056	3,000	2,838
[3]	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2056	10,000	10,213
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	1,475	1,382
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/2048	165	138
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2048	5	5
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	15	16
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,560	5,975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	8,120	7,637
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	2,960	2,575
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	2,980	3,030
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,016
	Gainesville FL Utilities System Electric Power & Light Revenue	4.000%	10/1/2039	2,575	2,507
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	125	127
	Gainesville FL Utilities System Multiple Utility Revenue, Prere.	5.000%	10/1/2029	20	21
	Hillsborough County Aviation Authority Customer Facility Charge Port, Airport & Marina Revenue	5.000%	10/1/2044	5,330	5,332
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,740	1,774
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2048	3,605	3,640
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	3,000	2,711
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,305	3,243
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	90	57
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2029	5	5
	Jacksonville FL General Fund Revenue	5.250%	10/1/2048	10	10
	Jacksonville FL General Fund Revenue	5.500%	10/1/2053	4,265	4,488
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	3,925	4,082
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	345	346
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,100	2,108
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	295	302
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	3,115	3,315
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	1,070	1,095
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	460	470
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	1,240	1,367
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,355	1,382
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	4,675	5,203
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2034	1,485	1,652
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	1,815	1,998
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	2,125	2,336
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	2,200	2,150
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	1,065	1,091
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	4,745	4,453
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2049	305	320
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	5,015	5,299
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	5,020	5,245
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/2036	3,000	3,355
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	5,000	5,231
	Lee County School Board COP	5.000%	8/1/2028	8,890	9,278
	Lee County School Board COP	4.000%	8/1/2046	7,520	6,873
	Lee County School Board COP	4.000%	8/1/2048	3,585	3,210
	Lee County School Board COP	5.250%	8/1/2050	7,000	7,311
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	3,950	4,156
	Miami Beach FL GO	4.000%	5/1/2044	130	125
	Miami Beach FL GO	4.000%	5/1/2049	9,500	8,499
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	12,000	12,072
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2045	1,900	1,910
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	8,255	8,309
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	4,880	5,196
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2048	7,090	7,290
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	5,000	5,503
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	5,000	5,462
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2038	5,000	5,425
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2039	2,680	2,886
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2039	4,000	4,381
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	2,000	2,128
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2043	4,000	4,222
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	3,000	3,167
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	1,030	937
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	25	26
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	2,460	2,583
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	3,600	3,740
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	2,740	2,857
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	5,000	5,177
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2047	5	5
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2048	3,785	3,899
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2048	2,050	2,143
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	9,740	7,977
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	15,585	15,584
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,800	3,806
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	815	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2044	8,000	8,002
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	280	280
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	8,835	8,838
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	1,220	1,259
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	4,110	4,112
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	1,005	1,009
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,360	1,365
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2036	1,015	1,115
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	1,550	1,688
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2041	4,565	4,581
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2041	7,500	8,090
	Miami-Dade County FL GO	5.000%	7/1/2037	25	25
	Miami-Dade County FL GO	3.750%	7/1/2042	5	5
	Miami-Dade County FL GO	4.000%	7/1/2042	325	306
	Miami-Dade County FL GO	5.000%	7/1/2048	2,200	2,235
[1]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/2034	2,060	2,274
[1]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/2039	100	110
[1]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	1,975	633
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	1,360	997
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	2,830	2,838
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2035	7,410	7,505
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2035	1,785	1,790
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	20,000	11,393
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	50	48
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	2,475	1,339
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	9,165	9,381
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	13,915	14,120
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	1,920	1,825
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	1,125	1,146
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2045	5,350	5,000
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	6,045	6,336
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2046	1,380	1,433
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	6,995	7,232
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2048	5,000	4,533
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2048	30	31
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	5,930	5,316
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	200	178
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	2,790	2,800
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,715	1,760
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,705	1,751
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	1,740	1,785
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	5,000	5,382
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	3,885	4,273
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	2,980	2,981
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	3,000	3,026
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	25	23
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	9,595	9,584
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	8,960	8,886
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	6,000	5,908
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	1,900	1,661
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	1,000	976
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	50	42
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	4,760	4,596
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	2,105	2,025
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	7,075	6,655
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	10	9
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	3,480	3,254
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	7,565	7,758
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	1,840	1,868
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	6,320	6,535
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	2,245	1,801
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2047	135	122
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	8,255	7,380
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	4,040	3,618
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	24,385	21,646
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	115	118
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	2,200	1,952
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/2054	4,100	4,256
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2055	8,070	8,258
	Miami-Dade County School Board COP	5.000%	2/1/2027	5,000	5,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County School Board COP	5.000%	5/1/2027	2,500	2,542
	Miami-Dade County School Board COP	5.000%	2/1/2028	5,895	6,091
	Miami-Dade County School Board COP	5.000%	5/1/2028	1,465	1,521
	Miami-Dade County School Board COP	5.000%	2/1/2029	3,455	3,628
	Miami-Dade County School Board COP	5.000%	2/1/2031	11,000	11,838
	Miami-Dade County School Board COP	5.000%	2/1/2033	5,200	5,690
[2]	Miami-Dade County School Board GO	5.000%	3/15/2052	10,650	10,841
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	19,745	17,936
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	120	86
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/2040	270	255
[1]	Okaloosa County School Board COP	5.000%	10/1/2049	4,805	4,928
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	2,085	2,089
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,265	1,268
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	525	526
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	255	256
	Orange County School Board COP	5.000%	8/1/2032	6,685	7,340
	Orange County School Board COP	5.000%	8/1/2034	10,715	11,921
	Orange County School Board COP, Prere.	5.000%	8/1/2026	5,040	5,040
	Orange County School Board COP, Prere.	5.000%	8/1/2026	2,055	2,055
	Orange Orlando County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2045	15,000	13,892
	Orlando FL General Fund Revenue	5.000%	10/1/2051	2,975	3,083
	Orlando FL General Fund Revenue	5.250%	10/1/2055	8,435	8,894
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2048	695	703
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2050	21,150	22,388
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	15,025	15,774
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/2054	5	5
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2028	1,255	1,316
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2029	1,750	1,866
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2030	1,305	1,412
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2031	1,560	1,708
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	840	929
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	1,085	1,211
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	5,200	5,643
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	50	33
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	8,495	8,006
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	11,110	11,515
	Orlando Utilities Commission Water Revenue VRDO	2.900%	8/3/2026	10,700	10,700
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	590	670
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2034	465	324
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	1,350	849
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,095	1,115
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	970	577
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	620	348
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	375	198
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2043	1,205	502
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2044	2,315	904
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	2,945	2,960
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2045	1,535	565
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2046	2,600	897
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2047	4,000	1,285
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2048	2,750	825
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2049	4,360	1,224
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	2,800	2,765
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2050	2,000	527
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2052	3,115	720
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2054	2,800	575
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	8,800	7,347
	Palm Beach County School District COP	5.000%	8/1/2026	1,250	1,250
	Palm Beach County School District COP	5.000%	8/1/2028	1,075	1,119
	Palm Beach County School District COP	5.000%	8/1/2029	5,000	5,302
	Palm Beach County School District COP	5.000%	8/1/2030	5,000	5,378
	Palm Beach County School District COP	5.000%	8/1/2034	5,655	6,007
	Palm Beach County School District COP	5.000%	8/1/2040	3,030	3,218
	Palm Coast FL Utility Water Revenue	5.000%	10/1/2051	5,000	5,130
	Palm Coast FL Utility Water Revenue	5.000%	10/1/2056	6,000	6,116
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	4,255	3,862
	Pasco County School Board COP	5.000%	8/1/2032	1,000	1,089
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.500%	10/1/2055	11,000	11,695
[2]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/2041	200	157
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	380	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2055	155	162
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2047	5,500	5,815
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2052	3,000	3,148
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	65	67
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/2052	7,575	7,768
[1]	St. Johns County School Board COP	5.500%	7/1/2049	2,000	2,111
	St. Lucie County FL Miscellaneous Revenue	5.000%	10/1/2034	1,140	1,161
[1]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/2048	9,030	9,195
[1]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	7,500	7,701
	St. Petersburg FL Public Utility Water Revenue	4.500%	10/1/2055	5,775	5,473
	Tampa Bay Water Revenue	5.000%	10/1/2046	10	11
	Tampa Bay Water Revenue	5.250%	10/1/2047	11,500	12,094
	Tampa Bay Water Revenue	5.000%	10/1/2052	2,115	2,161
	Tampa FL Appropriations Revenue	2.000%	10/1/2041	1,375	955
	Tampa FL Appropriations Revenue	2.250%	10/1/2051	23,560	14,038
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	4,000	1,568
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	635	636
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2046	3,370	3,485
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2047	3,400	3,549
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2052	5,680	5,859
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	2,000	2,042
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	17,705	16,599
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	8,785	8,829
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2048	115	116
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/2030	16,865	18,201
[2]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	3.000%	7/1/2051	20	14
[3]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	5.000%	7/1/2052	5,000	5,138
[3]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	5.000%	7/1/2054	5,000	5,129
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/2049	3,440	3,493
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	4,020	4,134
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2052	7,500	7,619
					1,396,023
Georgia (1.3%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	50	50
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	3,160	3,363
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2035	3,035	3,175
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	15,000	15,606
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	2,260	2,345
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,033
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2044	5	5
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	270	276
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,265	1,319
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	2,645	2,845
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2048	7,710	7,967
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2049	1,000	1,034
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2052	8,000	7,234
	Atlanta GA GO	5.000%	12/1/2041	1,020	1,081
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	140	143
[5]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/2027	735	751
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	5,005	5,435
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2030	2,060	2,298
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	6,200	6,822
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	2,740	3,006
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	3,250	3,607
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2034	10,715	12,051
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2036	1,500	1,698
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	1,415	1,521
	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2056	3,415	3,610
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	285	293
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	750	658
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	3,330	3,571
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,000	3,202
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2039	1,295	1,382
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2040	2,040	2,170
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	875	927
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2048	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Forsyth County School District GO	5.000%	2/1/2029	5,065	5,351
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2034	23,100	25,870
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	585	426
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	290	211
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	45	36
	Georgia GO	5.000%	12/1/2026	360	363
	Georgia GO	3.000%	1/1/2027	10	10
	Georgia GO	4.000%	1/1/2027	75	75
	Georgia GO	5.000%	1/1/2027	290	293
	Georgia GO	4.000%	7/1/2027	2,000	2,026
	Georgia GO	5.000%	7/1/2027	2,145	2,192
	Georgia GO	5.000%	7/1/2027	6,415	6,555
	Georgia GO	5.000%	7/1/2027	730	737
	Georgia GO	5.000%	1/1/2028	2,000	2,020
	Georgia GO	5.000%	2/1/2028	5,285	5,347
	Georgia GO	4.000%	7/1/2028	505	518
	Georgia GO	5.000%	7/1/2028	1,770	1,849
	Georgia GO	5.000%	7/1/2028	435	454
	Georgia GO	4.000%	1/1/2029	2,415	2,428
	Georgia GO	5.000%	2/1/2029	2,375	2,402
	Georgia GO	5.000%	7/1/2029	1,935	2,017
	Georgia GO	5.000%	2/1/2030	570	576
	Georgia GO	5.000%	7/1/2030	2,065	2,105
	Georgia GO	5.000%	7/1/2030	295	319
	Georgia GO	5.000%	7/1/2030	600	624
	Georgia GO	5.000%	7/1/2030	5,100	5,512
	Georgia GO	5.000%	8/1/2030	1,295	1,401
	Georgia GO	4.000%	12/1/2030	24,930	26,087
	Georgia GO	5.000%	2/1/2031	5,185	5,239
	Georgia GO	5.000%	7/1/2031	3,140	3,324
	Georgia GO	5.000%	7/1/2031	4,800	5,260
	Georgia GO	5.000%	7/1/2031	150	156
	Georgia GO	5.000%	7/1/2031	340	373
	Georgia GO	4.000%	12/1/2031	9,000	9,463
	Georgia GO	5.000%	7/1/2032	2,780	3,033
	Georgia GO	5.000%	7/1/2032	2,795	3,099
	Georgia GO	5.000%	8/1/2032	9,695	10,421
	Georgia GO	4.000%	12/1/2032	7,000	7,388
	Georgia GO	3.000%	7/1/2033	175	171
	Georgia GO	5.000%	7/1/2033	3,235	3,519
	Georgia GO	5.000%	7/1/2033	2,305	2,545
	Georgia GO	5.000%	8/1/2033	9,455	10,138
	Georgia GO	3.000%	2/1/2034	430	414
	Georgia GO	3.000%	2/1/2034	11,250	10,801
	Georgia GO	5.000%	7/1/2034	385	423
	Georgia GO	4.000%	8/1/2034	1,150	1,181
	Georgia GO	4.000%	7/1/2035	9,095	9,192
	Georgia GO	4.000%	8/1/2035	610	624
	Georgia GO	4.000%	2/1/2036	5,000	5,013
	Georgia GO	4.000%	7/1/2036	1,655	1,670
	Georgia GO	5.000%	7/1/2036	1,915	2,085
	Georgia GO	3.000%	2/1/2037	25	23
	Georgia GO	3.250%	7/1/2037	490	463
	Georgia GO	3.000%	8/1/2037	7,000	6,397
[5]	Georgia Local Government COP	4.750%	6/1/2028	83	84
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2029	565	582
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2044	55	56
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,640	2,575
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,395	2,317
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	600	600
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	500	514
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	2,745	2,592
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	6,070	6,072
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	6,590	6,572
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	6,155	6,190
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2055	2,500	2,530
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	1,000	981
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2059	7,500	6,308
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	3,790	3,675
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	5,230	5,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	4,885	4,761
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/2063	9,485	8,727
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2063	10,405	10,564
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	4,595	4,636
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	3,780	3,834
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	4,110	4,131
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	1,000	1,001
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2034	295	318
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	7,335	8,012
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.250%	1/1/2049	6,750	6,993
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2051	45	39
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,300	1,369
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2043	140	149
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	4,565	3,503
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	580	599
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	6,025	4,024
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	6,090	5,604
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	13,160	12,012
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	370	377
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	1,570	1,634
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	13,025	13,798
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	3,950	4,248
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	515	550
	Gwinnett County School District GO	5.000%	8/1/2026	15,215	15,215
	Gwinnett County School District GO	5.000%	2/1/2029	11,445	12,082
	Gwinnett County School District GO	5.000%	2/1/2030	5,135	5,510
	Gwinnett County School District GO	5.000%	2/1/2033	8,005	8,922
	Gwinnett County School District GO	5.000%	2/1/2034	8,820	9,921
	Gwinnett County School District GO	5.000%	2/1/2036	2,990	3,399
	Gwinnett County School District GO	5.000%	2/1/2038	1,205	1,247
	Gwinnett County School District GO	5.000%	2/1/2040	50	52
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2043	1,000	685
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2044	1,000	668
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2045	1,000	657
	Jefferson Public Building Authority Intergovernmental Agreement Revenue	4.500%	2/1/2055	4,445	4,297
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2027	5,000	5,111
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2037	1,305	1,198
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2037	1,435	1,574
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	235	219
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	3,845	3,386
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2047	500	372
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/2050	10	11
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/2048	120	89
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,395	1,482
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	2,640	2,806
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	12,785	13,586
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	13,905	14,998
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	5,000	5,519
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	19,045	21,224
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	5,820	6,486
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2038	815	817
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	4,810	5,288
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	2,265	2,480
	Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/2043	100	78
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2043	14,065	14,073
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,005	5,426
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2046	2,330	2,334
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	100	102
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2044	2,910	2,697
	Richmond County Board of Education GO	5.000%	10/1/2028	200	210
	Richmond County Board of Education GO	5.000%	10/1/2030	7,310	7,895
	Richmond County Board of Education GO	5.000%	10/1/2031	4,265	4,664
	Richmond County Board of Education GO	5.000%	10/1/2032	9,000	9,941
	Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/2049	3,000	3,101
	Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/2054	170	174
					648,337

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii (0.3%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2034	75	80
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,075	2,077
Hawaii GO	5.000%	8/1/2026	1,420	1,420
Hawaii GO	5.000%	10/1/2026	2,210	2,214
Hawaii GO	5.000%	4/1/2027	1,315	1,322
Hawaii GO	5.000%	5/1/2027	645	656
Hawaii GO	5.000%	8/1/2027	4,200	4,229
Hawaii GO	5.000%	10/1/2027	2,365	2,374
Hawaii GO	5.000%	10/1/2027	330	331
Hawaii GO	5.000%	1/1/2028	935	966
Hawaii GO	4.000%	4/1/2028	585	586
Hawaii GO	5.000%	8/1/2028	70	71
Hawaii GO	5.000%	10/1/2028	270	271
Hawaii GO	5.000%	10/1/2028	360	361
Hawaii GO	5.000%	1/1/2029	770	795
Hawaii GO	5.000%	8/1/2029	900	910
Hawaii GO	5.000%	10/1/2029	145	146
Hawaii GO	5.000%	1/1/2030	1,670	1,721
Hawaii GO	5.000%	8/1/2030	3,375	3,411
Hawaii GO	5.000%	10/1/2030	3,435	3,522
Hawaii GO	4.000%	4/1/2031	1,200	1,201
Hawaii GO	4.000%	5/1/2031	7,965	8,018
Hawaii GO	4.000%	10/1/2031	1,700	1,702
Hawaii GO	5.000%	10/1/2031	2,200	2,253
Hawaii GO	5.000%	1/1/2032	375	392
Hawaii GO	3.000%	4/1/2032	1,285	1,232
Hawaii GO	4.000%	8/1/2032	8,190	8,194
Hawaii GO	3.000%	4/1/2033	10,000	9,523
Hawaii GO	4.000%	1/1/2034	2,675	2,689
Hawaii GO	5.000%	5/1/2034	1,070	1,085
Hawaii GO	4.000%	10/1/2034	2,510	2,511
Hawaii GO	4.000%	10/1/2034	8,830	8,834
Hawaii GO	3.250%	1/1/2035	365	352
Hawaii GO	3.000%	4/1/2035	275	255
Hawaii GO	5.000%	1/1/2036	230	235
Hawaii GO	3.000%	4/1/2036	295	269
Hawaii GO	4.000%	5/1/2036	60	60
Hawaii GO	4.000%	10/1/2036	15	15
Hawaii GO	5.000%	1/1/2038	3,265	3,332
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,695	1,718
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	1,285	1,318
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	11,380	11,796
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	990	1,026
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	1,655	1,733
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	5,450	5,850
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	810	869
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	6,830	7,114
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	2,895	3,094
Honolulu HI City & County GO	3.000%	8/1/2041	945	806
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2031	435	435
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	3,500	3,864
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2033	625	625
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	3,145	3,513
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	1,190	1,179
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	5,485	6,034
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2041	25	21
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2046	20	16
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/2047	75	73
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2049	5	5
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	2,650	2,756
				133,460
Idaho (0.2%)
Idaho GO	4.000%	6/30/2027	50,000	50,583
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	385	407
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	520	482
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	10,390	10,759
Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/2048	5,560	5,849
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	1,430	1,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	100	104
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	1,575	1,672
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	4,000	4,311
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	5,205	5,742
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	1,150	1,166
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2055	5,000	5,282
					87,847
Illinois (5.4%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	200	202
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	2,100	2,125
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	850	860
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	10,700	10,847
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	3,260	3,249
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/2046	28,045	28,354
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	10,755	11,252
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	2,000	2,012
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2042	2,000	1,988
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2046	1,000	979
[1]	Chicago Board of Education GO	5.000%	12/1/2029	2,000	2,076
	Chicago Board of Education GO	5.000%	12/1/2030	5,000	5,027
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,855	1,900
	Chicago IL GO	5.000%	1/1/2027	750	754
	Chicago IL GO	5.000%	1/1/2028	755	766
	Chicago IL GO	0.000%	1/1/2029	445	407
	Chicago IL GO	5.000%	1/1/2030	3,750	3,845
	Chicago IL GO	5.000%	1/1/2031	270	274
	Chicago IL GO	5.000%	1/1/2031	4,750	4,870
	Chicago IL GO	5.000%	1/1/2032	3,275	3,348
	Chicago IL GO	5.000%	1/1/2033	13,320	13,567
[5]	Chicago IL GO	0.000%	1/1/2034	10,425	7,612
	Chicago IL GO	5.000%	1/1/2034	9,590	9,739
	Chicago IL GO	5.000%	1/1/2034	1,140	1,161
	Chicago IL GO	5.000%	1/1/2034	7,205	7,386
	Chicago IL GO	4.000%	1/1/2035	9,000	8,530
	Chicago IL GO	4.000%	1/1/2035	1,000	948
	Chicago IL GO	5.000%	1/1/2035	1,085	1,101
	Chicago IL GO	5.500%	1/1/2035	3,540	3,617
	Chicago IL GO	4.000%	1/1/2036	1,145	1,071
	Chicago IL GO	4.000%	1/1/2037	4,050	3,729
	Chicago IL GO	5.000%	1/1/2038	790	765
	Chicago IL GO	5.250%	1/1/2038	4,250	4,304
	Chicago IL GO	5.000%	1/1/2039	6,400	6,307
	Chicago IL GO	5.500%	1/1/2039	3,825	3,918
	Chicago IL GO	5.000%	1/1/2040	6,580	6,427
	Chicago IL GO	5.500%	1/1/2040	6,250	6,375
	Chicago IL GO	5.500%	1/1/2040	4,000	4,116
	Chicago IL GO	5.500%	1/1/2041	1,000	1,010
	Chicago IL GO	5.000%	1/1/2042	265	257
	Chicago IL GO	5.000%	1/1/2043	4,600	4,434
	Chicago IL GO	5.500%	1/1/2043	1,200	1,208
	Chicago IL GO	5.000%	1/1/2044	17,790	16,966
	Chicago IL GO	5.000%	1/1/2044	10,230	9,756
	Chicago IL GO	5.000%	1/1/2045	5,210	4,916
	Chicago IL GO	5.250%	1/1/2045	8,220	7,992
[2]	Chicago IL GO	6.000%	1/1/2046	2,000	2,156
	Chicago IL GO	5.500%	1/1/2049	21,505	21,523
	Chicago IL GO	6.000%	1/1/2050	5,000	5,182
[5]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2028	580	553
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,030	1,096
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2033	2,000	2,187
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,815	4,201
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,750	2,763
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2047	2,000	2,002
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2048	340	352
[1]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	150	127
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2053	5,095	5,249
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	11,000	11,291
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2062	5,000	5,172
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	2,385	2,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	1,255	1,286
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	860	865
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	1,130	1,179
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,130	1,196
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	360	362
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,675	1,793
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	2,830	3,074
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	330	352
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	1,000	1,016
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	5,155	5,476
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	6,220	6,532
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	2,275	2,202
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2044	1,400	1,447
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2045	1,400	1,441
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2046	1,875	1,917
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2047	1,400	1,423
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2048	115	120
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2051	4,000	4,015
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	3,245	3,341
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2061	9,950	10,291
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	11,675	12,068
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2064	10,000	9,939
	Chicago IL Waterworks Water Revenue	5.500%	11/1/2066	9,965	10,340
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,825	6,378
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	17,780	19,321
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2050	4,020	4,086
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2055	6,285	6,338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	8,840	8,922
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	7,795	8,030
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	580	586
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,845	7,181
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	12,280	13,073
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,750	10,515
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	12,750	13,889
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	5,860	6,432
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	265	279
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	3,000	3,311
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,575	5,596
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	1,080	1,132
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	13,750	13,725
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	285	293
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	950	955
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	545	559
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	1,990	2,035
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	13,465	14,373
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	16,320	15,233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2046	15	16
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	475	448
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	7,470	7,486
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	100	103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	520	524
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	3,035	3,106
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	250	257
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	10,130	10,143
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	3,570	3,144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	11,930	11,975
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	20,655	21,252
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	7,000	6,517
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	10,000	10,170
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	500	515
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	10,030	10,503
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2061	12,500	12,787
[2]	Chicago Park District GO	4.000%	1/1/2041	1,000	957
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,925	6,133
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	2,840	3,003
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	1,105	1,175
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	955	1,011
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	6,740	7,072
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	960	1,012
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	19,735	20,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	665	683
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	865	758
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	21,010	21,491
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	5,710	4,958
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	590	590
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/2051	3,965	4,140
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2052	15,910	16,026
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	13,500	11,335
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2055	2,925	2,936
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2056	7,995	8,389
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	6,320	6,368
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2059	2,500	2,521
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2059	2,730	2,875
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2047	3,445	3,454
	Cook County IL GO	4.000%	11/15/2026	5,705	5,725
[1]	Cook County IL GO	5.000%	11/15/2026	2,215	2,229
	Cook County IL GO	5.000%	11/15/2026	3,480	3,502
	Cook County IL GO	4.000%	11/15/2027	4,635	4,705
	Cook County IL GO	5.000%	11/15/2028	4,600	4,814
	Cook County IL GO	5.000%	11/15/2029	1,220	1,294
	Cook County IL GO	5.000%	11/15/2030	1,130	1,136
	Cook County IL GO	5.000%	11/15/2031	735	739
	Cook County IL GO	5.000%	11/15/2031	4,885	5,230
	Cook County IL GO	5.000%	11/15/2032	5,920	6,317
	Cook County IL GO	5.000%	11/15/2033	4,055	4,315
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	8,575	8,122
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	9,905	9,222
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	3,250	3,028
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	4,280	4,470
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	6,840	7,160
	Cook County IL Sales Tax Revenue	5.000%	11/15/2049	6,000	6,102
[3]	Cook County IL Sales Tax Revenue	5.250%	11/15/2051	5,585	5,793
	Evanston IL GO	3.500%	12/1/2038	645	588
[2]	Evanston IL GO	3.500%	12/1/2039	755	683
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	8,565	9,012
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	5,295	5,274
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2035	4,250	4,199
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2036	1,155	1,129
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2037	9,450	9,144
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2040	4,000	3,737
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2041	2,730	2,539
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	3,515	3,223
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	3,465	3,139
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	5,365	5,720
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	5,525	5,962
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	14,915	16,232
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	13,630	15,041
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	7,685	8,435
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	2,375	2,632
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2035	545	605
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	5,000	5,452
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2037	1,350	1,498
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	3,000	3,279
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	9,380	8,910
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2038	1,310	1,450
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	2,285	2,481
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	1,000	915
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2043	9,380	9,478
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2048	3,675	3,810
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	4,200	3,760
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	5,085	5,216
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,405	1,503
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	1,865	1,979
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	2,210	2,196
	Illinois Finance Authority Water Revenue	5.000%	7/1/2039	10,000	10,865
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	7,125	7,704
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	3,510	3,775
	Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,500	3,749
	Illinois Finance Authority Water Revenue	5.000%	7/1/2043	3,000	3,201
	Illinois GO	5.000%	9/1/2026	28,110	28,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	10/1/2026	535	537
	Illinois GO	5.000%	10/1/2026	1,105	1,109
	Illinois GO	3.250%	11/1/2026	2,360	2,361
	Illinois GO	5.000%	11/1/2026	1,490	1,497
	Illinois GO	5.000%	11/1/2026	16,880	16,964
	Illinois GO	5.000%	1/1/2027	640	641
	Illinois GO	5.000%	2/1/2027	6,745	6,814
	Illinois GO	5.000%	2/1/2027	4,415	4,461
	Illinois GO	5.000%	3/1/2027	5,000	5,060
	Illinois GO	5.000%	3/1/2027	6,125	6,198
	Illinois GO	5.000%	3/1/2027	1,510	1,528
	Illinois GO	5.000%	7/1/2027	1,050	1,070
	Illinois GO	5.000%	11/1/2027	36,735	37,667
	Illinois GO	5.000%	12/1/2027	945	970
	Illinois GO	5.000%	2/1/2028	4,585	4,632
	Illinois GO	5.000%	2/1/2028	3,335	3,434
	Illinois GO	5.000%	5/1/2028	1,225	1,267
	Illinois GO	5.000%	7/1/2028	1,550	1,608
	Illinois GO	5.250%	9/1/2028	5,000	5,226
	Illinois GO	5.000%	10/1/2028	15,425	16,065
	Illinois GO	5.000%	11/1/2028	21,130	21,641
	Illinois GO	5.000%	12/1/2028	1,800	1,879
	Illinois GO	5.000%	12/1/2028	9,630	9,875
	Illinois GO	5.000%	2/1/2029	2,300	2,322
	Illinois GO	5.000%	2/1/2029	2,385	2,495
	Illinois GO	5.000%	3/1/2029	3,810	3,991
	Illinois GO	5.000%	5/1/2029	1,000	1,050
	Illinois GO	5.000%	5/1/2029	3,500	3,674
	Illinois GO	5.000%	7/1/2029	1,620	1,704
	Illinois GO	5.000%	10/1/2029	9,020	9,365
	Illinois GO	5.000%	11/1/2029	36,075	36,880
[1]	Illinois GO	4.000%	2/1/2030	7,600	7,632
	Illinois GO	5.000%	2/1/2030	1,725	1,827
	Illinois GO	5.000%	3/1/2030	2,035	2,157
	Illinois GO	5.000%	3/1/2030	720	763
	Illinois GO	5.000%	5/1/2030	1,115	1,184
	Illinois GO	5.500%	5/1/2030	15,420	16,146
	Illinois GO	5.000%	7/1/2030	1,290	1,372
	Illinois GO	5.000%	10/1/2030	4,860	5,043
	Illinois GO	5.250%	12/1/2030	2,280	2,337
	Illinois GO	5.000%	2/1/2031	2,500	2,673
	Illinois GO	5.000%	3/1/2031	335	359
	Illinois GO	5.000%	3/1/2031	650	696
	Illinois GO	5.000%	5/1/2031	1,105	1,184
	Illinois GO	5.000%	5/1/2031	2,000	2,144
	Illinois GO	5.000%	7/1/2031	2,820	3,026
	Illinois GO	5.250%	9/1/2031	5,000	5,431
	Illinois GO	5.000%	10/1/2031	9,070	9,630
	Illinois GO	5.000%	2/1/2032	2,475	2,668
	Illinois GO	5.000%	3/1/2032	670	714
	Illinois GO	5.000%	3/1/2032	215	232
	Illinois GO	5.000%	5/1/2032	1,100	1,188
	Illinois GO	5.000%	5/1/2032	3,800	4,103
	Illinois GO	4.000%	10/1/2032	7,625	7,669
	Illinois GO	5.000%	12/1/2032	2,725	2,920
	Illinois GO	5.000%	12/1/2032	2,700	2,752
	Illinois GO	5.000%	2/1/2033	2,630	2,852
	Illinois GO	5.000%	3/1/2033	6,240	6,623
	Illinois GO	5.000%	3/1/2033	30	32
	Illinois GO	5.000%	3/1/2033	1,175	1,261
	Illinois GO	5.000%	5/1/2033	9,470	10,176
	Illinois GO	5.000%	7/1/2033	2,005	2,157
	Illinois GO	4.000%	10/1/2033	2,990	2,992
	Illinois GO	5.000%	10/1/2033	4,825	5,198
	Illinois GO	4.000%	12/1/2033	15,750	15,768
	Illinois GO	5.000%	3/1/2034	2,130	2,252
	Illinois GO	5.000%	3/1/2034	5,080	5,429
	Illinois GO	5.000%	5/1/2034	3,680	3,937
	Illinois GO	5.000%	7/1/2034	5,135	5,476
	Illinois GO	4.000%	10/1/2034	1,160	1,155

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.000%	2/1/2035	25,500	27,760
Illinois GO	5.000%	3/1/2035	4,560	4,804
Illinois GO	5.000%	5/1/2035	6,345	6,758
Illinois GO	5.000%	7/1/2035	5,000	5,330
Illinois GO	4.000%	10/1/2035	3,000	2,966
Illinois GO	5.250%	10/1/2035	1,290	1,394
Illinois GO	5.000%	12/1/2035	1,545	1,569
Illinois GO	5.000%	2/1/2036	13,365	14,459
Illinois GO	5.000%	3/1/2036	6,425	6,743
Illinois GO	5.000%	5/1/2036	1,000	1,060
Illinois GO	5.000%	5/1/2036	8,090	8,720
Illinois GO	5.000%	9/1/2036	4,980	5,370
Illinois GO	4.125%	10/1/2036	2,085	2,052
Illinois GO	5.000%	10/1/2036	110	118
Illinois GO	5.000%	12/1/2036	5,500	5,579
Illinois GO	5.000%	2/1/2037	6,625	7,120
Illinois GO	5.000%	3/1/2037	9,070	9,480
Illinois GO	5.000%	4/1/2037	6,300	6,843
Illinois GO	5.000%	5/1/2037	8,785	9,265
Illinois GO	5.000%	5/1/2037	3,635	3,893
Illinois GO	4.000%	7/1/2037	2,000	1,942
Illinois GO	5.000%	9/1/2037	2,500	2,678
Illinois GO	4.250%	12/1/2037	4,190	4,143
Illinois GO	5.000%	12/1/2037	20	21
Illinois GO	5.000%	2/1/2038	4,255	4,543
Illinois GO	4.000%	3/1/2038	3,000	2,900
Illinois GO	5.250%	3/1/2038	1,070	1,136
Illinois GO	5.000%	4/1/2038	6,000	6,468
Illinois GO	5.250%	5/1/2038	5,365	5,699
Illinois GO	4.000%	10/1/2038	1,000	962
Illinois GO	5.000%	12/1/2038	2,000	2,024
Illinois GO	5.000%	2/1/2039	2,500	2,648
Illinois GO	4.000%	3/1/2039	2,100	2,009
Illinois GO	5.000%	5/1/2039	2,000	2,030
Illinois GO	5.000%	5/1/2039	3,775	3,990
Illinois GO	5.250%	5/1/2039	2,485	2,626
Illinois GO	5.500%	5/1/2039	8,495	8,924
Illinois GO	5.000%	9/1/2039	10,000	10,565
Illinois GO	5.000%	12/1/2039	4,000	4,203
Illinois GO	4.000%	3/1/2040	7,310	6,893
Illinois GO	5.000%	5/1/2040	5,760	6,053
Illinois GO	5.250%	5/1/2040	1,595	1,678
Illinois GO	5.000%	9/1/2040	10,015	10,523
Illinois GO	4.000%	10/1/2040	10,975	10,264
Illinois GO	3.000%	12/1/2040	4,550	3,703
Illinois GO	4.250%	12/1/2040	2,660	2,552
Illinois GO	5.000%	1/1/2041	2,145	2,146
Illinois GO	4.000%	3/1/2041	3,275	3,047
Illinois GO	5.000%	5/1/2041	1,820	1,901
Illinois GO	5.250%	5/1/2041	2,930	3,069
Illinois GO	4.000%	6/1/2041	85	79
Illinois GO	4.000%	10/1/2041	1,495	1,392
Illinois GO	4.500%	12/1/2041	7,100	6,992
Illinois GO	5.500%	3/1/2042	1,120	1,188
Illinois GO	5.250%	5/1/2042	2,590	2,704
Illinois GO	5.250%	5/1/2042	10,000	10,571
Illinois GO	5.000%	9/1/2042	10,000	10,378
Illinois GO	4.000%	10/1/2042	3,065	2,833
Illinois GO	5.000%	12/1/2042	890	922
Illinois GO	5.250%	5/1/2043	1,250	1,301
Illinois GO	5.250%	5/1/2043	5,085	5,350
Illinois GO	5.000%	9/1/2043	4,025	4,170
Illinois GO	5.125%	10/1/2043	4,500	4,662
Illinois GO	5.000%	12/1/2043	5,000	5,159
Illinois GO	5.250%	5/1/2044	2,380	2,491
Illinois GO	5.000%	9/1/2044	10	10
Illinois GO	5.000%	12/1/2044	20	21
Illinois GO	5.250%	4/1/2045	6,615	6,956
Illinois GO	5.250%	5/1/2045	3,085	3,214
Illinois GO	5.750%	5/1/2045	9,745	10,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	10/1/2045	10	9
	Illinois GO	4.250%	10/1/2045	3,965	3,671
	Illinois GO	5.500%	10/1/2045	4,500	4,728
	Illinois GO	5.000%	12/1/2045	40	41
	Illinois GO	5.000%	3/1/2046	23,830	24,129
	Illinois GO	5.250%	4/1/2046	9,270	9,676
	Illinois GO	4.250%	5/1/2046	2,455	2,240
	Illinois GO	5.250%	10/1/2046	5,000	5,134
	Illinois GO	5.500%	3/1/2047	17,530	18,220
	Illinois GO	5.250%	5/1/2047	2,850	2,933
	Illinois GO	5.500%	5/1/2047	6,780	7,048
	Illinois GO	5.250%	10/1/2047	1,495	1,528
	Illinois GO	5.000%	12/1/2047	4,050	4,086
	Illinois GO	4.500%	5/1/2048	1,885	1,751
	Illinois GO	5.250%	5/1/2048	2,065	2,115
	Illinois GO	5.250%	9/1/2048	8,280	8,468
	Illinois GO	5.250%	5/1/2049	1,500	1,531
	Illinois GO	5.500%	4/1/2051	13,625	14,253
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	3,690	3,924
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	5,000	5,383
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	6,500	7,132
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2035	5,000	5,553
	Illinois Sales Tax Revenue	5.000%	6/15/2027	2,095	2,135
	Illinois Sales Tax Revenue	5.000%	6/15/2028	2,715	2,821
	Illinois Sales Tax Revenue	5.000%	6/15/2029	3,595	3,785
	Illinois Sales Tax Revenue	5.000%	6/15/2030	3,125	3,327
	Illinois Sales Tax Revenue	5.000%	6/15/2033	660	718
	Illinois Sales Tax Revenue	5.000%	6/15/2036	1,070	1,155
	Illinois Sales Tax Revenue	5.000%	6/15/2037	5,085	5,490
	Illinois Sales Tax Revenue	5.000%	6/15/2038	4,000	4,285
	Illinois Sales Tax Revenue	5.000%	6/15/2040	5,030	5,315
	Illinois Sales Tax Revenue	5.000%	6/15/2042	10	10
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,555	5,768
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,650	5,889
	Illinois Sales Tax Revenue	5.000%	6/15/2045	5,005	5,167
	Illinois State Sales Tax Revenue	5.000%	6/15/2036	10,000	10,884
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	885	893
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	3,010	3,038
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	2,855	2,882
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,325	1,367
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	9,470	9,770
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,250	1,290
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	180	189
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,670	1,754
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	4,170	4,371
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,225	1,307
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	725	758
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	12,890	13,698
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	1,140	1,141
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	1,390	1,392
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,860	3,179
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,365	3,740
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	3,225	3,229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,780	1,782
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,825	1,865
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	325	326
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	6,505	7,190
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	19,655	19,676
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	430	430
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	3,500	3,511
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	3,725	4,034
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	30,880	30,979
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	7,885	7,892
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	10,535	10,543
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	5,325	5,544
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	6,350	6,669
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	505	520
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	17,780	18,042
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	7,650	8,099
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	3,235	3,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	2,000	2,135
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	6,600	7,063
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	15,090	14,366
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	545	559
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	7,995	8,402
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	10,000	10,623
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	19,135	19,735
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	10	11
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	9,065	9,623
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	13,170	12,317
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	4,155	4,298
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	390	410
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2047	130	136
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.250%	1/1/2050	2,000	2,065
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	5,000	3,766
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	1,000	719
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	7,730	5,429
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	8,425	5,774
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	11,950	7,987
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	800	507
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	875	510
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2039	240	136
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	1,500	804
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	2,400	1,266
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2054	13,340	3,162
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	9,750	2,073
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	10,335	10,366
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	510	497
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	5,715	5,833
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	23,475	20,488
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2035	2,720	1,857
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2037	2,425	1,482
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	500	296
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	500	279
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2040	285	285
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	1,670	1,701
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	7,765	7,208
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2043	5,735	2,661
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	3,870	1,695
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2046	1,710	668
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	10,655	9,271
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	12,905	10,731
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,965
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	10,000	2,274
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	11,300	2,298
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	19,250	4,093
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	12,590	12,386
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	23,660	20,053
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	13,100	12,986
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2050	4,705	1,351
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	270	76
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	1,065	1,073
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	2,815	2,835
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,435	1,445
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	2,885	2,905
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,580	1,590
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	8,385	9,066
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	2,275	2,289
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	2,720	2,976
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	3,095	3,463
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	3,410	3,667
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2040	5,270	5,648
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	2,100	2,237
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2043	2,365	2,514
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2027	1,840	1,851
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,675	1,684
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	485	485
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	380	348
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	2,990	2,998
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/2033	315	346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2030	2,025	2,183
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	1,325	1,481
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	2,895	2,932
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	4,045	4,285
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	12,355	13,215
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2032	3,535	3,815
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10,095	10,965
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	820	844
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,046
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	11,900	12,606
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	2,185	2,358
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	4,640	5,040
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,745	2,966
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,845	3,074
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	4,370	4,781
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	7,040	7,642
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	3,915	4,296
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	4,320	4,503
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	3,075	3,313
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	1,975	1,920
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,000	1,070
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	4,145	3,981
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	85	82
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	8,000	8,519
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	7,225	7,665
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2042	3,600	3,335
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2042	4,000	4,190
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	1,100	1,116
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	770	787
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	765	778
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	5,340	5,539
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2046	5,000	5,151
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	14,495	12,571
[2]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2066	4,355	4,548
	Sangamon County Water Reclamation District GO	5.000%	1/1/2044	5,000	5,089
	Schaumburg IL GO	4.000%	12/1/2041	425	408
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2034	2,500	2,755
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2035	2,555	2,800
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2039	8,090	8,589
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	7,100	7,498
[1]	University of Illinois Board of Trustees College & University Revenue	4.125%	4/1/2048	5,000	4,456
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	390	329
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2033	300	230
					2,616,000
Indiana (0.6%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	4,000	3,899
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	9,955	10,369
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2030	1,135	1,162
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2030	700	715
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2031	750	765
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2031	500	509
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2032	1,860	1,890
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2033	1,700	1,724
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	100	100
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	2,010	2,094
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/2050	5,000	4,277
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	7,500	7,881
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2030	2,705	2,883
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	5,020	5,419
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	3,580	3,880
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	10,000	10,882
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	3,060	3,099
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	3,505	3,770
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	10,000	10,035
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	10,675	10,755
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	1,425	1,434
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	3,050	3,232
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2036	850	883
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2037	5,305	5,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	170	176
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2039	330	340
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2053	2,500	2,359
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/2058	625	592
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	2,070	2,018
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2034	2,590	2,788
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	910	917
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2037	10	11
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	1,550	1,287
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	6,245	6,257
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2042	70	63
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	455	456
	Indiana Finance Authority Water Revenue	5.000%	2/1/2028	215	223
	Indiana Finance Authority Water Revenue	5.000%	2/1/2051	8,000	8,297
	Indiana Finance Authority Water Revenue (Citizens Energy Group Project)	5.000%	10/1/2036	12,360	13,852
	Indiana Finance Authority Water Revenue (Citizens Energy Group Project)	5.000%	10/1/2037	17,390	19,306
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	1,670	1,721
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.950%	8/3/2026	4,245	4,245
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	4,000	4,422
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	5,000	5,559
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2039	6,000	6,525
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	130	126
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	1,105	1,123
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	5,000	5,339
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	7,650	8,105
	Indiana University College & University Revenue	5.000%	6/1/2034	5,555	6,225
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	2,500	2,509
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	6,815	6,949
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2058	6,500	6,596
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/2067	2,000	2,047
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	465	434
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2044	7,000	7,157
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	2,000	1,723
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2039	5,250	5,651
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	3,250	3,464
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2048	990	1,081
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2028	15	14
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,377
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	3,515	3,420
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2041	5,265	5,004
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	8,000	8,266
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	5,160	5,252
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	14,500	13,436
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	15	16
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	75	77
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	700	572
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2041	2,000	1,604
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,060	2,145
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,000	3,197
					284,479
Iowa (0.1%)
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.250%	1/1/2051	5,000	5,182
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/2034	1,990	1,907
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	1,250	1,386
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	20,780	23,147
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	920	942
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	2,070	2,116
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	1,095	1,118
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	1,380	1,408
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	7,530	8,314
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	3,660	4,005
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	10,000	11,282
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	65	56
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	2,930	2,388
	Iowa Special Obligation Revenue	5.000%	6/1/2027	260	260
	Iowa Special Obligation Revenue	5.000%	6/1/2028	5,490	5,500
					69,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas (0.3%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,895	3,021
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	2,750	2,823
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	12,565	10,925
[2]	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2045	4,785	5,069
[2]	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2046	4,790	5,038
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.000%	10/1/2041	2,500	2,090
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	4,055	4,379
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	7,550	8,250
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	17,015	18,770
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	4,500	5,012
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2034	12,495	14,013
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	100	108
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2043	20	22
	Kansas Development Finance Authority College & University Revenue	2.000%	6/1/2037	1,620	1,247
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	5,610	5,418
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.125%	5/1/2044	35	34
	Kansas Development Finance Authority College & University Revenue, Prere.	2.000%	6/1/2029	120	117
	Kansas Development Finance Authority Water Revenue	5.000%	5/1/2046	95	101
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	9,280	9,460
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	1,270	1,271
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	13,515	13,542
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	1,150	1,153
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/2039	2,325	2,233
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2044	1,450	1,451
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2040	710	711
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2045	1,500	1,501
					117,759
Kentucky (0.7%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	4,010	4,017
	Kentucky Bond Development Corp. College & University Revenue	5.250%	10/31/2051	5,000	5,137
	Kentucky Bond Development Corp. College & University Revenue	5.500%	10/31/2056	3,960	4,138
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2058	4,000	3,928
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2033	175	176
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2036	260	257
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2037	260	251
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	5,690	4,999
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2048	2,000	2,001
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2046	5,465	5,590
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/2051	5,000	5,146
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	4.750%	7/1/2056	7,525	7,218
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/2061	4,430	4,528
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2065	5,000	4,903
[1]	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2055	245	248
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	2,885	2,885
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	315	315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,500	1,543
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	1,100	1,115
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/2043	255	187
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	2,455	2,728
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	4,900	5,409
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.875%	7/1/2046	50	55
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	10,000	10,055
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	3,310	3,328
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/2029	750	762
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2027	3,750	3,855
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	2,000	2,131
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	9/1/2041	465	498
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	1,595	1,753
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,225	2,462
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2035	3,200	3,561
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2036	1,185	1,307
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	2,175	2,378
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2039	11,060	11,934
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	3,770	4,026
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	6,075	6,473
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	6,415	6,814
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	3,505	3,748
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	2,000	2,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	3,000	3,306
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	11,150	12,279
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2043	5,200	5,509
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	8,310	8,779
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2026	3,000	3,005
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2030	4,855	5,221
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2035	3,880	4,311
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2036	3,600	4,000
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2038	8,005	8,751
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2040	175	189
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2042	2,640	2,817
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	2,895	3,072
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	7,085	7,488
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2028	35,940	37,201
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2029	6,725	7,094
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2030	3,615	3,866
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2031	6,475	7,007
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2032	5,000	5,464
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2037	5,000	5,559
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2039	6,000	6,541
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2041	5,000	5,376
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2044	5,385	5,716
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2045	5,000	5,293
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2046	3,765	3,974
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2036	10	11
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	5,430	5,958
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2038	105	114
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	4,905	3,745
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	4,995	3,817
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/2046	585	469
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	2,275	1,401
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	195	199
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2053	5,000	5,092
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2055	3,045	3,101
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	810	671
[1]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	2,050	1,582
[8]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	3.100%	8/3/2026	19,720	19,720
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	9/1/2045	505	477
	University of Kentucky College & University Revenue	4.000%	4/1/2044	15	14
					342,235
Louisiana (0.4%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2040	2,520	2,478
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	2,865	2,747
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	6,075	5,809
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	10,115	9,498
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	7,740	7,840
[1]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/2046	25	26
[1]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/2049	18,100	18,629
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	4,350	4,673
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	5,000	5,577
	Louisiana GO	5.000%	8/1/2026	705	705
	Louisiana GO	5.000%	8/1/2028	8,370	8,370
	Louisiana GO	5.000%	2/1/2029	2,350	2,476
	Louisiana GO	5.000%	9/1/2030	6,335	6,838
	Louisiana GO	5.000%	9/1/2031	5,180	5,660
	Louisiana GO	5.000%	9/1/2031	2,945	3,218
	Louisiana GO	5.000%	2/1/2033	2,060	2,278
	Louisiana GO	5.000%	6/1/2044	110	118
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	1,025	1,045
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	1,015	1,034
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	1,110	1,129
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	1,690	1,717
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	2,135	2,167
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	14,790	15,003
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	7,935	8,033
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2036	4,375	4,424
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	2,990	3,020
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	600	604
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/2050	3,285	2,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2055	2,000	2,048
[1]	Louisiana Public Facilities Authority College & University Revenue	4.750%	7/1/2065	4,000	3,880
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	5,000	5,080
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.250%	10/1/2053	9,005	8,803
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	5	4
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	3,600	3,701
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2048	4,630	4,734
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/2030	525	540
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	7,655	7,791
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	4,600	4,697
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2048	1,740	1,735
	New Orleans LA GO	5.000%	12/1/2040	3,645	3,686
	New Orleans LA GO	5.000%	12/1/2046	10,530	10,551
	New Orleans LA GO	5.500%	12/1/2051	1,600	1,673
	New Orleans LA GO	5.750%	12/1/2055	1,750	1,865
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/2044	5,000	4,811
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2048	5	5
					193,539
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	1,260	1,297
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2038	1,950	1,930
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	2,270	2,144
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2047	15,500	15,684
					21,055
Maryland (1.8%)
	Anne Arundel County MD GO	5.000%	4/1/2035	900	991
	Baltimore County MD GO	5.000%	3/1/2052	7,940	8,245
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2046	1,420	1,400
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	6,990	7,061
	Baltimore MD Water Revenue	5.000%	7/1/2044	9,495	9,442
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2044	25	23
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	20,000	19,723
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2050	2,400	2,429
	Calvert County MD GO	1.875%	7/1/2035	1,000	824
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	690	693
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	870	873
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	8,290	8,338
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	2,520	2,584
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	1,560	1,603
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2027	15,000	15,440
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	5,240	5,369
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	3,275	3,286
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	25,000	26,256
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	2,385	2,438
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	770	772
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2029	15,000	16,008
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	2,025	2,068
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	1,420	1,390
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	555	598
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	7,510	7,365
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2032	3,715	3,740
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	1,945	2,090
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2033	3,665	3,523
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/2033	1,325	1,307
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2033	350	375
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	3,345	3,175
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	1,655	1,766
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	10,000	11,099
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2035	25,210	27,843
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2038	5,140	5,564
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2039	5,580	5,493
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/2061	3,100	3,137
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	4.750%	7/1/2065	3,930	3,676
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	3,135	3,140
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/2059	3,140	3,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	3,750	3,810
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/2053	1,000	1,038
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	1,500	1,572
	Maryland GO	3.000%	8/1/2026	5,235	5,235
	Maryland GO	5.000%	8/1/2026	10,415	10,415
	Maryland GO	5.000%	8/1/2026	6,025	6,025
	Maryland GO	5.000%	8/1/2026	300	300
	Maryland GO	5.000%	8/1/2026	1,660	1,660
	Maryland GO	5.000%	8/1/2026	2,285	2,285
	Maryland GO	5.000%	8/1/2026	1,885	1,885
	Maryland GO	5.000%	3/15/2027	170	173
	Maryland GO	3.000%	8/1/2027	145	145
	Maryland GO	5.000%	8/1/2027	3,700	3,791
	Maryland GO	5.000%	8/1/2027	5,560	5,696
	Maryland GO	5.000%	8/1/2027	1,205	1,235
	Maryland GO	5.000%	8/1/2027	50	51
	Maryland GO	5.000%	8/1/2027	1,825	1,870
	Maryland GO	5.000%	8/1/2027	7,935	8,130
	Maryland GO	5.000%	3/15/2028	2,990	3,033
	Maryland GO	5.000%	3/15/2028	5,405	5,617
	Maryland GO	5.000%	6/1/2028	1,500	1,566
	Maryland GO	5.000%	6/1/2028	10,000	10,441
	Maryland GO	4.000%	8/1/2028	85	87
	Maryland GO	5.000%	8/1/2028	5,905	6,174
	Maryland GO	5.000%	8/1/2028	9,955	10,408
	Maryland GO	5.000%	8/1/2028	6,525	6,822
	Maryland GO	5.000%	8/1/2028	10,570	11,051
	Maryland GO	5.000%	3/1/2029	175	185
	Maryland GO	5.000%	3/15/2029	650	673
	Maryland GO	5.000%	3/15/2029	300	304
	Maryland GO	5.000%	3/15/2029	3,285	3,473
	Maryland GO	5.000%	3/15/2029	850	899
	Maryland GO	5.000%	3/15/2029	10,040	10,616
	Maryland GO	5.000%	6/1/2029	3,105	3,295
	Maryland GO	4.000%	8/1/2029	4,000	4,140
	Maryland GO	5.000%	8/1/2029	2,225	2,367
	Maryland GO	5.000%	8/1/2029	835	871
	Maryland GO	5.000%	8/1/2029	9,035	9,613
	Maryland GO	5.000%	8/1/2029	5,000	5,320
	Maryland GO	3.000%	3/1/2030	3,225	3,194
	Maryland GO	5.000%	3/1/2030	3,995	4,290
	Maryland GO	4.000%	3/15/2030	675	679
	Maryland GO	5.000%	3/15/2030	1,090	1,127
	Maryland GO	5.000%	3/15/2030	1,410	1,515
	Maryland GO	5.000%	3/15/2030	75	81
	Maryland GO	5.000%	6/1/2030	1,800	1,940
	Maryland GO	5.000%	6/1/2030	11,030	11,889
	Maryland GO	3.250%	8/1/2030	105	105
	Maryland GO	5.000%	8/1/2030	2,690	2,854
	Maryland GO	5.000%	8/1/2030	4,365	4,716
	Maryland GO	5.000%	8/1/2030	2,990	3,231
	Maryland GO	5.000%	8/1/2030	2,055	2,139
	Maryland GO	5.000%	3/15/2031	3,160	3,324
	Maryland GO	5.000%	3/15/2031	2,380	2,548
	Maryland GO	5.000%	3/15/2031	8,050	8,773
	Maryland GO	3.000%	6/1/2031	45	44
	Maryland GO	5.000%	6/1/2031	3,040	3,322
	Maryland GO	5.000%	6/1/2031	15,395	16,823
	Maryland GO	3.000%	8/1/2031	15	15
	Maryland GO	5.000%	8/1/2031	2,490	2,635
	Maryland GO	5.000%	8/1/2031	1,665	1,730
	Maryland GO	5.000%	8/1/2031	1,145	1,232
	Maryland GO	5.000%	3/1/2032	2,960	3,210
	Maryland GO	3.250%	3/15/2032	20	20
	Maryland GO	5.000%	3/15/2032	8,010	8,830
	Maryland GO	5.000%	3/15/2032	200	210
	Maryland GO	5.000%	6/1/2032	720	795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	5.000%	6/1/2032	21,410	23,655
	Maryland GO	5.000%	6/1/2032	3,190	3,524
	Maryland GO	2.000%	8/1/2032	25	22
	Maryland GO	5.000%	8/1/2032	1,505	1,615
	Maryland GO	5.000%	3/1/2033	5,895	6,373
	Maryland GO	3.125%	3/15/2033	1,055	1,034
	Maryland GO	4.000%	3/15/2033	70	71
	Maryland GO	5.000%	3/15/2033	360	383
	Maryland GO	5.000%	6/1/2033	8,620	9,485
	Maryland GO	5.000%	6/1/2033	13,410	14,972
	Maryland GO	5.000%	6/1/2033	1,410	1,574
	Maryland GO	4.000%	8/1/2033	255	258
	Maryland GO	5.000%	8/1/2033	1,090	1,167
	Maryland GO	5.000%	3/1/2034	2,970	3,201
	Maryland GO	5.000%	3/15/2034	1,205	1,333
	Maryland GO	5.000%	6/1/2034	10,215	11,182
	Maryland GO	5.000%	8/1/2034	1,000	1,067
	Maryland GO	5.000%	3/1/2035	1,515	1,627
	Maryland GO	5.000%	3/15/2035	135	149
	Maryland GO	5.000%	6/1/2035	1,915	2,085
	Maryland GO	5.000%	6/1/2035	14,440	16,106
	Maryland GO	5.000%	3/1/2036	4,830	5,168
	Maryland GO	5.000%	6/1/2036	7,050	7,629
	Maryland GO	5.000%	6/1/2036	5,000	5,541
	Maryland GO	5.000%	3/15/2037	10,000	10,871
	Maryland GO	5.000%	6/1/2037	15	16
	Maryland GO	5.000%	6/1/2037	2,215	2,438
	Maryland GO	5.000%	6/1/2037	19,545	21,731
	Maryland GO	5.000%	6/1/2038	12,835	14,160
	Maryland GO	5.000%	6/1/2038	40,890	45,511
	Maryland GO	5.000%	6/1/2039	14,375	15,722
	Maryland GO	5.000%	6/1/2040	14,400	15,787
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	5,000	5,002
[8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	8/3/2026	16,700	16,700
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2046	2,000	1,874
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2047	5,000	4,630
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2051	18,365	5,302
	Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	6,555	4,368
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2052	1,365	372
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	1,810	1,622
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2053	970	250
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2054	3,985	4,049
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/2047	7,205	7,266
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,735	1,762
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	9,590	9,984
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	1,225	1,274
	Maryland State Transportation Authority Highway Revenue	2.500%	7/1/2047	8,170	5,673
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	85	65
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2051	13,035	13,291
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2036	2,255	2,495
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	8,145	8,746
	Montgomery County MD GO	5.000%	10/1/2027	3,105	3,191
	Montgomery County MD GO	5.000%	12/1/2027	10,090	10,409
	Montgomery County MD GO	5.000%	12/1/2033	10,725	12,026
	Montgomery County MD GO	3.000%	11/1/2038	5,000	4,413
	Prince George's County MD GO	5.000%	7/15/2027	850	869
	Prince George's County MD GO	5.000%	7/15/2028	1,300	1,360
	Prince George's County MD GO	3.000%	9/15/2028	65	65
	Prince George's County MD GO	5.000%	7/15/2029	945	985
	Prince George's County MD GO	3.000%	9/15/2029	425	423
	Prince George's County MD GO	4.000%	7/15/2030	3,000	3,053
	Prince George's County MD GO	5.000%	7/15/2031	215	223
	Prince George's County MD GO	3.000%	7/15/2035	1,620	1,500
	Prince George's County MD GO	3.000%	7/15/2036	1,980	1,802
	Prince George's County MD GO	5.000%	7/15/2036	1,725	1,776
	Prince George's County MD GO	5.000%	7/1/2038	4,280	4,596
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/2036	205	190
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/2037	105	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue	2.375%	6/1/2044	12,520	8,838
	Washington Suburban Sanitary Commission Water Revenue	2.125%	12/1/2045	9,170	6,033
					869,868
Massachusetts (4.2%)
	Andover MA GO	2.000%	9/15/2038	1,095	842
	Attleboro MA GO	2.625%	10/15/2050	3,330	2,210
	Boston MA GO	5.000%	6/1/2029	13,750	14,663
	Braintree MA GO	2.125%	10/15/2037	2,205	1,761
	Braintree MA GO	2.125%	10/15/2038	2,250	1,751
	Braintree MA GO	2.125%	10/15/2039	2,300	1,739
	Braintree MA GO	2.125%	10/15/2040	2,350	1,737
	Commonwealth of Massachusetts GO	5.000%	9/1/2026	4,650	4,658
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	3,645	3,658
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	9,980	10,036
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,365	1,373
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,000	1,006
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	8,825	8,894
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	1,385	1,399
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	585	595
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,065	2,110
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,570	2,626
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	3,440	3,515
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,035	2,079
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	1,815	1,862
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	300	308
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	400	412
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	1,675	1,731
	Commonwealth of Massachusetts GO	5.000%	3/1/2028	7,590	7,871
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	440	458
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,000	1,041
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	140	140
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	3,010	3,144
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,460	2,569
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	1,515	1,582
	Commonwealth of Massachusetts GO	5.000%	9/1/2028	2,750	2,883
	Commonwealth of Massachusetts GO	5.000%	9/1/2028	2,035	2,133
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	6,715	7,062
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	920	976
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	2,380	2,524
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	3,600	3,828
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	1,240	1,319
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	28,120	29,902
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	2,730	2,911
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	415	443
	Commonwealth of Massachusetts GO	5.000%	11/1/2029	1,255	1,342
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	425	438
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	2,115	2,224
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,935	2,080
	Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,365	1,471
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	1,775	1,917
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	40	43
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	2,600	2,764
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	4,075	4,418
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	6,500	6,670
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	135	147
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	1,250	1,357
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	1,810	1,899
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	110	113
	Commonwealth of Massachusetts GO	5.000%	2/1/2031	1,635	1,779
	Commonwealth of Massachusetts GO	5.000%	5/1/2031	2,100	2,292
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	5,150	5,157
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	1,270	1,392
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	770	845
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	70	76
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	1,150	1,263
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	17,000	18,688
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	415	434
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	16,685	18,376

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/2032	390	418
Commonwealth of Massachusetts GO	4.000%	9/1/2032	90	90
Commonwealth of Massachusetts GO	5.000%	10/1/2032	2,415	2,676
Commonwealth of Massachusetts GO	4.000%	11/1/2032	6,175	6,226
Commonwealth of Massachusetts GO	5.000%	11/1/2032	2,800	3,105
Commonwealth of Massachusetts GO	5.000%	1/1/2033	225	231
Commonwealth of Massachusetts GO	5.250%	1/1/2033	45	47
Commonwealth of Massachusetts GO	5.000%	5/1/2033	1,235	1,377
Commonwealth of Massachusetts GO	5.000%	6/1/2033	10,000	11,157
Commonwealth of Massachusetts GO	5.000%	6/1/2033	7,000	7,810
Commonwealth of Massachusetts GO	4.000%	9/1/2033	7,645	7,648
Commonwealth of Massachusetts GO	5.000%	10/1/2033	3,470	3,829
Commonwealth of Massachusetts GO	5.000%	10/1/2033	1,515	1,695
Commonwealth of Massachusetts GO	3.000%	11/1/2033	1,855	1,772
Commonwealth of Massachusetts GO	5.000%	11/1/2033	145	156
Commonwealth of Massachusetts GO	5.000%	11/1/2033	2,995	3,354
Commonwealth of Massachusetts GO	5.250%	1/1/2034	155	163
Commonwealth of Massachusetts GO	4.000%	2/1/2034	350	362
Commonwealth of Massachusetts GO	5.000%	2/1/2034	250	252
Commonwealth of Massachusetts GO	5.000%	2/1/2034	10,000	11,220
Commonwealth of Massachusetts GO	2.000%	3/1/2034	215	185
Commonwealth of Massachusetts GO	5.000%	3/1/2034	1,570	1,763
Commonwealth of Massachusetts GO	5.000%	5/1/2034	3,370	3,733
Commonwealth of Massachusetts GO	5.000%	6/1/2034	6,500	7,311
Commonwealth of Massachusetts GO	3.000%	9/1/2034	140	133
Commonwealth of Massachusetts GO	5.000%	12/1/2034	5,000	5,641
Commonwealth of Massachusetts GO	5.000%	1/1/2035	495	507
Commonwealth of Massachusetts GO	5.000%	1/1/2035	30	31
Commonwealth of Massachusetts GO	5.000%	1/1/2035	875	973
Commonwealth of Massachusetts GO	5.000%	2/1/2035	4,760	4,802
Commonwealth of Massachusetts GO	5.000%	2/1/2035	18,380	20,758
Commonwealth of Massachusetts GO	3.000%	3/1/2035	225	212
Commonwealth of Massachusetts GO	5.000%	3/1/2035	1,860	2,071
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,730	1,906
Commonwealth of Massachusetts GO	5.000%	5/1/2035	2,010	2,241
Commonwealth of Massachusetts GO	5.000%	6/1/2035	4,490	5,080
Commonwealth of Massachusetts GO	3.000%	7/1/2035	200	187
Commonwealth of Massachusetts GO	3.000%	9/1/2035	125	117
Commonwealth of Massachusetts GO	3.000%	11/1/2035	7,790	7,269
Commonwealth of Massachusetts GO	4.000%	11/1/2035	180	183
Commonwealth of Massachusetts GO	5.000%	12/1/2035	245	246
Commonwealth of Massachusetts GO	5.000%	1/1/2036	3,165	3,286
Commonwealth of Massachusetts GO	5.000%	1/1/2036	355	363
Commonwealth of Massachusetts GO	4.000%	2/1/2036	70	71
Commonwealth of Massachusetts GO	5.000%	2/1/2036	5,365	5,410
Commonwealth of Massachusetts GO	3.000%	3/1/2036	535	492
Commonwealth of Massachusetts GO	5.000%	4/1/2036	3,000	3,033
Commonwealth of Massachusetts GO	5.000%	5/1/2036	1,550	1,698
Commonwealth of Massachusetts GO	5.000%	6/1/2036	5,000	5,600
Commonwealth of Massachusetts GO	5.000%	7/1/2036	510	540
Commonwealth of Massachusetts GO	4.000%	9/1/2036	380	380
Commonwealth of Massachusetts GO	4.000%	9/1/2036	635	635
Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	56
Commonwealth of Massachusetts GO	5.000%	12/1/2036	175	176
Commonwealth of Massachusetts GO	5.000%	1/1/2037	175	179
Commonwealth of Massachusetts GO	5.000%	1/1/2037	3,890	4,275
Commonwealth of Massachusetts GO	5.000%	2/1/2037	20,250	22,718
Commonwealth of Massachusetts GO	5.000%	5/1/2037	4,850	5,337
Commonwealth of Massachusetts GO	5.000%	6/1/2037	1,000	1,112
Commonwealth of Massachusetts GO	5.000%	7/1/2037	20	21
Commonwealth of Massachusetts GO	4.000%	9/1/2037	450	448
Commonwealth of Massachusetts GO	4.000%	9/1/2037	185	183
Commonwealth of Massachusetts GO	5.000%	9/1/2037	1,015	1,045
Commonwealth of Massachusetts GO	5.000%	12/1/2037	2,985	3,000
Commonwealth of Massachusetts GO	5.000%	1/1/2038	3,010	3,071
Commonwealth of Massachusetts GO	5.000%	2/1/2038	9,500	10,561
Commonwealth of Massachusetts GO	4.000%	4/1/2038	50	49
Commonwealth of Massachusetts GO	5.000%	5/1/2038	1,520	1,642
Commonwealth of Massachusetts GO	5.000%	5/1/2038	245	268
Commonwealth of Massachusetts GO	5.000%	7/1/2038	95	100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	8/1/2038	1,830	2,000
Commonwealth of Massachusetts GO	3.250%	9/1/2038	1,660	1,519
Commonwealth of Massachusetts GO	3.000%	11/1/2038	9,060	7,945
Commonwealth of Massachusetts GO	5.000%	11/1/2038	9,510	9,673
Commonwealth of Massachusetts GO	5.000%	12/1/2038	1,670	1,678
Commonwealth of Massachusetts GO	5.000%	1/1/2039	50	51
Commonwealth of Massachusetts GO	5.000%	1/1/2039	1,225	1,263
Commonwealth of Massachusetts GO	5.000%	1/1/2039	1,750	1,897
Commonwealth of Massachusetts GO	3.250%	2/1/2039	2,445	2,222
Commonwealth of Massachusetts GO	5.000%	3/1/2039	6,970	7,556
Commonwealth of Massachusetts GO	5.000%	5/1/2039	4,950	5,367
Commonwealth of Massachusetts GO	3.000%	7/1/2039	14,000	12,097
Commonwealth of Massachusetts GO	3.000%	9/1/2039	150	129
Commonwealth of Massachusetts GO	4.000%	9/1/2039	7,315	7,070
Commonwealth of Massachusetts GO	5.000%	10/1/2039	120	128
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,330	3,719
Commonwealth of Massachusetts GO	5.000%	11/1/2039	1,010	1,092
Commonwealth of Massachusetts GO	4.000%	12/1/2039	1,000	962
Commonwealth of Massachusetts GO	5.000%	12/1/2039	2,595	2,841
Commonwealth of Massachusetts GO	3.500%	2/1/2040	1,055	966
Commonwealth of Massachusetts GO	4.000%	5/1/2040	3,000	2,868
Commonwealth of Massachusetts GO	5.000%	7/1/2040	305	319
Commonwealth of Massachusetts GO	5.000%	8/1/2040	1,950	2,087
Commonwealth of Massachusetts GO	5.000%	8/1/2040	6,145	6,637
Commonwealth of Massachusetts GO	3.250%	9/1/2040	1,690	1,486
Commonwealth of Massachusetts GO	3.000%	11/1/2040	600	507
Commonwealth of Massachusetts GO	4.000%	11/1/2040	15	14
Commonwealth of Massachusetts GO	5.000%	11/1/2040	860	926
Commonwealth of Massachusetts GO	5.000%	12/1/2040	4,185	4,559
Commonwealth of Massachusetts GO	5.000%	1/1/2041	15,000	15,239
Commonwealth of Massachusetts GO	5.000%	2/1/2041	3,900	4,239
Commonwealth of Massachusetts GO	2.000%	3/1/2041	5,000	3,447
Commonwealth of Massachusetts GO	3.000%	4/1/2041	3,105	2,528
Commonwealth of Massachusetts GO	5.000%	4/1/2041	4,000	4,322
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,220	1,298
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,295	1,377
Commonwealth of Massachusetts GO	5.000%	7/1/2041	1,820	1,894
Commonwealth of Massachusetts GO	5.000%	8/1/2041	25	27
Commonwealth of Massachusetts GO	5.000%	10/1/2041	40	42
Commonwealth of Massachusetts GO	4.000%	11/1/2041	2,230	2,137
Commonwealth of Massachusetts GO	5.000%	11/1/2041	2,050	2,079
Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,095	5,468
Commonwealth of Massachusetts GO	5.000%	12/1/2041	1,850	2,008
Commonwealth of Massachusetts GO	5.000%	1/1/2042	1,205	1,286
Commonwealth of Massachusetts GO	4.000%	2/1/2042	510	494
Commonwealth of Massachusetts GO	2.000%	3/1/2042	2,315	1,558
Commonwealth of Massachusetts GO	4.000%	4/1/2042	420	400
Commonwealth of Massachusetts GO	5.000%	4/1/2042	10	10
Commonwealth of Massachusetts GO	5.000%	5/1/2042	30	31
Commonwealth of Massachusetts GO	5.000%	8/1/2042	160	170
Commonwealth of Massachusetts GO	2.000%	9/1/2042	5,365	3,600
Commonwealth of Massachusetts GO	4.000%	9/1/2042	5,670	5,379
Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,900	1,925
Commonwealth of Massachusetts GO	5.000%	11/1/2042	5	5
Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,005	1,075
Commonwealth of Massachusetts GO	2.500%	3/1/2043	1,835	1,330
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,815	1,865
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,670	5,989
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,575	5,889
Commonwealth of Massachusetts GO	5.000%	5/1/2043	35	37
Commonwealth of Massachusetts GO	5.250%	9/1/2043	1,125	1,157
Commonwealth of Massachusetts GO	5.000%	11/1/2043	4,025	4,076
Commonwealth of Massachusetts GO	5.000%	12/1/2043	5,000	5,383
Commonwealth of Massachusetts GO	5.000%	1/1/2044	10	10
Commonwealth of Massachusetts GO	5.250%	1/1/2044	3,235	3,335
Commonwealth of Massachusetts GO	4.000%	2/1/2044	25	24
Commonwealth of Massachusetts GO	5.000%	3/1/2044	3,500	3,709
Commonwealth of Massachusetts GO	3.000%	4/1/2044	11,065	8,699
Commonwealth of Massachusetts GO	5.000%	6/1/2044	7,915	8,502
Commonwealth of Massachusetts GO	5.000%	11/1/2044	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	4.000%	12/1/2044	7,000	6,645
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	20,000	21,293
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	1,170	1,253
	Commonwealth of Massachusetts GO	5.000%	1/1/2045	40	40
	Commonwealth of Massachusetts GO	4.000%	2/1/2045	4,150	3,931
	Commonwealth of Massachusetts GO	4.000%	5/1/2045	16,090	15,136
	Commonwealth of Massachusetts GO	5.000%	6/1/2045	5,155	5,505
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	855	864
	Commonwealth of Massachusetts GO	4.000%	12/1/2045	290	272
	Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,830	1,949
	Commonwealth of Massachusetts GO	5.000%	1/1/2046	6,625	6,700
	Commonwealth of Massachusetts GO	4.000%	2/1/2046	1,785	1,661
	Commonwealth of Massachusetts GO	4.000%	4/1/2046	3,265	3,037
	Commonwealth of Massachusetts GO	5.000%	5/1/2046	1,150	1,175
	Commonwealth of Massachusetts GO	5.000%	6/1/2046	20	21
	Commonwealth of Massachusetts GO	5.000%	6/1/2046	3,555	3,770
	Commonwealth of Massachusetts GO	2.375%	9/1/2046	185	123
	Commonwealth of Massachusetts GO	3.000%	9/1/2046	9,875	7,669
	Commonwealth of Massachusetts GO	4.000%	12/1/2046	30	28
	Commonwealth of Massachusetts GO	5.000%	12/1/2046	10	11
	Commonwealth of Massachusetts GO	3.000%	3/1/2047	11,985	9,198
	Commonwealth of Massachusetts GO	3.000%	4/1/2047	2,445	1,875
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	1,065	1,070
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	13,505	13,569
	Commonwealth of Massachusetts GO	5.250%	4/1/2047	8,850	8,928
	Commonwealth of Massachusetts GO	5.000%	10/1/2047	4,000	4,148
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	3,890	4,088
	Commonwealth of Massachusetts GO	5.000%	1/1/2048	9,420	9,500
	Commonwealth of Massachusetts GO	3.000%	3/1/2048	11,605	8,803
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	10,000	7,582
	Commonwealth of Massachusetts GO	4.000%	5/1/2048	7,750	7,113
	Commonwealth of Massachusetts GO	5.000%	5/1/2048	8,730	9,001
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	50	38
	Commonwealth of Massachusetts GO	5.000%	7/1/2048	5,155	5,270
	Commonwealth of Massachusetts GO	5.000%	9/1/2048	10,030	10,259
	Commonwealth of Massachusetts GO	5.000%	10/1/2048	95	98
	Commonwealth of Massachusetts GO	5.000%	11/1/2048	800	823
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	450	338
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	4,000	3,003
	Commonwealth of Massachusetts GO	5.000%	5/1/2049	1,250	1,267
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	4,320	4,478
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	5,000	5,216
	Commonwealth of Massachusetts GO	5.000%	11/1/2049	250	257
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	18,570	12,744
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	23,600	13,583
	Commonwealth of Massachusetts GO	5.000%	4/1/2050	13,410	13,857
	Commonwealth of Massachusetts GO	5.000%	6/1/2050	10,000	10,402
	Commonwealth of Massachusetts GO	5.000%	10/1/2050	11,305	11,613
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	10,000	10,199
	Commonwealth of Massachusetts GO	5.000%	12/1/2050	10,715	11,094
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	17,005	9,894
	Commonwealth of Massachusetts GO	5.000%	6/1/2051	11,260	11,678
	Commonwealth of Massachusetts GO	5.000%	8/1/2051	175	180
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	17,000	17,424
	Commonwealth of Massachusetts GO	5.000%	6/1/2052	6,605	6,791
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,875	10,065
	Commonwealth of Massachusetts GO	5.000%	11/1/2052	4,545	4,633
	Commonwealth of Massachusetts GO	5.000%	5/1/2053	26,145	26,668
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	7,970	8,171
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	21,225	21,672
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	6,615	6,787
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	5,860	5,994
	Commonwealth of Massachusetts GO	5.000%	2/1/2054	1,250	1,289
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	26,115	26,734
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	15,000	15,377
	Commonwealth of Massachusetts GO	5.000%	12/1/2055	24,950	25,617
	Commonwealth of Massachusetts GO	5.000%	6/1/2056	20,590	21,208
	Commonwealth of Massachusetts GO	5.250%	6/1/2056	3,960	4,166
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2027	7,460	7,541
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2028	11,075	11,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2029	125	132
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	365	394
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2034	19,265	21,636
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	4,840	5,088
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	12,750	12,864
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	75	76
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	150	157
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	965	1,031
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	10,435	9,779
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2041	1,795	1,796
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	7,010	7,052
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	55	56
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	5,485	5,185
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2047	4,860	5,070
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2048	6,175	6,416
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2049	5,000	5,171
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	16,950	15,349
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	13,400	13,704
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	10,185	10,352
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	5,700	5,856
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	25,790	26,386
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	6,840	7,004
	Easton MA GO	2.500%	10/15/2046	3,000	2,100
	Gloucester MA GO	2.250%	9/15/2046	300	195
	Greater Fall River Vocational School District (State Qualified General Obligation School Project) GO	5.000%	6/1/2055	1,240	1,250
	Hingham MA GO	2.375%	2/15/2050	2,500	1,577
	Lowell MA GO	3.000%	9/1/2034	1,000	943
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/2031	10	11
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	15	13
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	16,665	17,016
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	1,205	1,232
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	3,205	3,348
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	415	435
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	4,135	3,772
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	180	193
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	190	207
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	70	77
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,860	2,059
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2032	155	174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	8,500	9,508
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	115	124
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	195	198
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2037	2,020	2,040
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,560	3,922
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2038	2,775	2,786
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2039	105	105
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	110	108
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,050	2,118
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,910	3,152
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	1,400	1,504
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	8,755	8,422
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	3,050	3,258
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,395	9,934
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	3,500	3,742
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	10	11
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	7,550	8,016
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	525	547
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	5,000	5,254
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2048	2,020	1,848
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	11,955	12,611
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	30	31
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2050	7,155	7,566
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	13,395	11,887
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	11,065	11,512
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2055	7,475	7,667
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2056	2,100	2,160
	Massachusetts Clean Water Trust Miscellaneous Revenue, ETM	5.000%	8/1/2026	805	805
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	2,640	2,854
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	10	11
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	6,680	7,186
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2046	5,000	5,342
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	80	77
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2026	5,355	5,380
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2027	1,250	1,266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	425	437
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2028	1,425	1,476
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2028	150	158
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	1,260	1,331
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	500	502
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,068
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2030	145	157
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	12,310	13,395
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	27,120	30,140
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	5,270	5,857
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	24,860	27,869
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	2,500	2,803
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	2,535	2,846
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,500	1,693
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	7,900	8,301
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	6,075	6,384
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	12,080	13,623
[3]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	4,000	4,511
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2038	8,000	8,681
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	30	32
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	6,000	6,588
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	440	398
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	2,140	2,264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	10,745	12,128
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	320	337
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	2,890	2,741
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	2,025	2,196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	5,200	5,414
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,190	3,995
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	4,500	4,756
[3]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	5,000	5,337
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	4,000	4,014
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	10,370	9,947
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	3,000	2,749
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	4,000	3,656
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	6,630	6,868
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	15,295	15,907
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,260	5,693
	Massachusetts Development Finance Agency College & University Revenue	4.250%	7/1/2055	610	563
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	9,000	9,422
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	4,405	4,529
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	6,185	6,268
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	12,525	13,632
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	25,340	27,702
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	17,907	19,792
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	3,430	3,807
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	7,875	8,855
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	23,610	26,362
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,250	3,321
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	5,000	5,079
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	5,000	5,061
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	4,465	5,037
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	225	225
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	7,865	8,456
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	2,250	2,508
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	1,320	1,499
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	5,750	5,556
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	10,905	11,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	3,090	2,966
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	3,365	3,486
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	10,760	10,926
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	1,850	1,879
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	15,020	15,536
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	5	5
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,170	2,303
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	4,160	4,222
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2055	9,260	9,497
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/16/2026	1,490	1,500
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/2051	1,810	1,020
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	3,625	3,659
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2028	30	31
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2029	160	169
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	735	773
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2031	435	456
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	285	298
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	1,680	1,754
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	390	407
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2035	1,020	1,061
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	265	265
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	225	231
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	320	336
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	3,340	3,340
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	4,700	5,085
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2030	250	273
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	2,835	3,110
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2031	90	100
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	7,605	8,438
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2033	25	28
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2036	45	52
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2037	4,000	4,661
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	830	830
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	265	270
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	1,080	1,080
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	14,250	14,250
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	180	180
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	630	630
	Milford MA GO	2.000%	12/1/2038	3,000	2,272
	Stoneham MA GO	2.500%	1/15/2052	80	51
	Sutton MA GO	2.700%	6/1/2030	1,625	1,582
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2026	30	30
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2033	85	90
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2038	9,095	10,115
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	4,250	4,329
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2044	30	28
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	9,155	8,642
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	15	14
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2047	8,000	8,107
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	21,710	22,095
	Wakefield MA GO	5.000%	8/15/2050	35	37
	Worcester MA GO	2.000%	2/1/2047	7,960	5,013
					2,049,900
Michigan (1.0%)
[1,9]	Detroit City School District GO	6.000%	5/1/2029	7,020	7,426
[1,9]	Detroit City School District GO	5.250%	5/1/2032	1,010	1,101
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2048	175	179
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	750	758
	Grand Rapids MI GO	5.000%	4/1/2055	2,935	2,980
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	1,070	1,116
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2033	10,040	11,126
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	13,000	14,457
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	3,935	4,374
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2036	22,025	24,650
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,135	2,319
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2047	7,500	7,839
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	3,030	3,293
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	2,035	2,234
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	3,800	4,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	5,000	5,524
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,880	2,086
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	2,575	2,874
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2043	12,000	12,863
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2044	8,320	8,853
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2045	2,920	3,092
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	1,895	1,990
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	2,655	2,741
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	3,500	3,707
	Great Lakes Water Authority Water Supply System Water Revenue PUT	3.450%	7/1/2030	3,565	3,572
[9]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	15	15
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2048	7,220	7,312
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	4,940	5,351
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	3,210	3,282
	Lansing Community College GO	3.000%	5/1/2049	1,720	1,264
[1]	Lansing MI GO	4.125%	6/1/2048	9,820	9,190
[1]	Lansing MI GO	5.000%	6/1/2048	3,000	3,086
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	15,635	15,856
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2050	3,000	2,639
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	3,635	3,117
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	8,910	9,054
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	8,285	7,480
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	1,835	1,673
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	2,585	2,594
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	1,350	1,355
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	6,530	6,552
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/2027	390	401
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	11,600	8,922
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	450	452
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	165	166
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2033	680	683
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	6,125	6,152
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2046	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2051	2,960	2,973
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	4,700	4,722
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2028	6,750	7,013
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	7,000	7,385
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	1,800	1,926
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	6,140	6,653
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	15,770	17,269
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	4,185	4,615
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2050	780	804
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	4/15/2060	9,605	10,006
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	10,620	9,806
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	8,500	5,999
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.000%	10/15/2038	2,275	2,507
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	8,845	9,181
	Michigan State University College & University Revenue	4.000%	2/15/2044	2,740	2,590
	Michigan State University College & University Revenue	4.000%	2/15/2044	2,160	2,047
	Michigan State University College & University Revenue	5.000%	2/15/2044	50	51
	Michigan State University College & University Revenue	5.250%	8/15/2046	10	11
	Michigan State University College & University Revenue	5.000%	2/15/2048	3,835	3,902
	Michigan State University College & University Revenue	5.250%	8/15/2054	780	811
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	3,425	3,527
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	4,140	4,349
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	1,790	1,938
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	350	383
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	1,590	1,715
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	3,700	3,979
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	410	447
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	1,925	2,086
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	420	423
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	4,395	4,662
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	3,020	3,016
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	2,430	2,428
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	10,085	9,973
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	18,350	17,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	10,000	9,709
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	220	213
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	11,850	11,421
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	9,160	8,556
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	8,815	8,175
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2045	50	52
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	170	184
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2035	4,710	5,206
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2036	1,015	1,115
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	60	65
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2039	30	32
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	85	91
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	625	669
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	50	53
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	40	43
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	4,630	4,857
	Northern Michigan University College & University Revenue	4.000%	6/1/2046	2,000	1,750
	Novi Community School District GO	4.000%	5/1/2047	1,000	925
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,150	4,214
[9]	Walled Lake Consolidated School District GO	5.000%	5/1/2050	9,150	9,267
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2046	2,475	2,537
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.250%	12/1/2048	4,500	4,702
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,510	7,987
	Wayne State University College & University Revenue	5.000%	11/15/2043	145	148
	Wayne State University College & University Revenue	4.000%	11/15/2048	4,625	4,016
					474,994
Minnesota (0.5%)
	Metropolitan Council GAN GO	5.000%	12/1/2026	4,355	4,389
	Metropolitan Council GAN GO	5.000%	12/1/2027	10,635	10,968
	Metropolitan Council GAN GO	5.000%	12/1/2028	2,155	2,267
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	1,090	1,100
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	24,980	25,210
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	8,730	8,807
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	70	71
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	765	832
	Minnesota (State Office Building Project) COP	5.000%	11/1/2039	5,110	5,472
	Minnesota (State Office Building Project) COP	5.000%	11/1/2040	270	288
	Minnesota Appropriations Revenue	5.000%	3/1/2029	490	517
	Minnesota Appropriations Revenue	5.000%	3/1/2030	160	171
	Minnesota GO	5.000%	8/1/2026	3,425	3,425
	Minnesota GO	5.000%	8/1/2026	5,625	5,625
	Minnesota GO	5.000%	8/1/2026	7,160	7,160
	Minnesota GO	5.000%	8/1/2026	1,535	1,535
	Minnesota GO	5.000%	8/1/2027	255	255
	Minnesota GO	5.000%	9/1/2027	1,825	1,871
	Minnesota GO	5.000%	10/1/2027	1,205	1,238
	Minnesota GO	5.000%	10/1/2028	2,565	2,634
	Minnesota GO	5.000%	8/1/2029	20,620	21,958
	Minnesota GO	3.000%	10/1/2029	1,000	987
	Minnesota GO	5.000%	9/1/2030	3,065	3,318
	Minnesota GO	3.000%	10/1/2030	6,060	5,938
	Minnesota GO	5.000%	8/1/2031	2,260	2,475
	Minnesota GO	5.000%	8/1/2031	4,380	4,797
	Minnesota GO	5.000%	9/1/2031	1,315	1,442
	Minnesota GO	5.000%	8/1/2032	750	828
	Minnesota GO	5.000%	8/1/2032	16,455	18,165
	Minnesota GO	5.000%	9/1/2032	7,245	7,893
	Minnesota GO	5.000%	8/1/2033	18,325	20,433
	Minnesota GO	5.000%	8/1/2034	7,000	7,862
	Minnesota GO	5.000%	8/1/2034	7,565	8,497
	Minnesota GO	5.000%	8/1/2035	2,860	3,193
	Minnesota GO	5.000%	8/1/2037	2,540	2,798
	Minnesota GO	5.000%	8/1/2037	10,000	11,124
	Minnesota GO	4.000%	9/1/2037	2,545	2,554
	Minnesota GO	5.000%	8/1/2038	1,250	1,299
	Minnesota GO	5.000%	8/1/2039	1,250	1,294
	Minnesota GO	5.000%	8/1/2039	3,125	3,395
	Minnesota GO	5.000%	8/1/2039	11,660	12,772
	Minnesota GO	5.000%	8/1/2043	5,460	5,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	650	678
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2035	50	55
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/2046	20	16
	Osseo Independent School District No. 279 GO	1.625%	2/1/2032	3,215	2,767
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/2041	1,075	765
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	2.850%	8/3/2026	23,200	23,200
	Scott County MN GO	3.000%	12/1/2036	1,645	1,479
					261,653
Mississippi (0.1%)
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.050%	8/3/2026	2,570	2,570
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.050%	8/3/2026	1,520	1,520
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.050%	8/3/2026	3,085	3,085
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	6,000	6,404
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	7,925	8,114
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	7,045	6,791
	Mississippi GO	5.000%	10/1/2026	3,550	3,556
	Mississippi GO	5.000%	10/1/2027	2,130	2,187
	Mississippi GO	5.000%	10/1/2028	1,855	1,905
	Mississippi GO	5.000%	10/1/2029	4,480	4,598
	Mississippi GO	5.000%	10/1/2030	1,435	1,472
	Mississippi GO	4.000%	10/1/2035	2,445	2,452
	Mississippi GO	4.000%	10/1/2036	3,130	3,135
	Mississippi GO	4.000%	10/1/2038	50	50
	Mississippi GO	4.000%	11/1/2038	500	489
	Mississippi GO, Prere.	5.000%	10/1/2027	1,130	1,161
	Mississippi GO, Prere.	5.000%	10/1/2027	2,845	2,922
	Mississippi GO, Prere.	5.000%	10/1/2027	6,615	6,794
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	1,220	1,260
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	455	470
					60,935
Missouri (0.4%)
	Jackson County MO Reorganized School District No. 7 GO	5.250%	3/1/2045	2,920	3,160
	Jackson County MO Reorganized School District No. 7 GO	5.000%	3/1/2046	3,240	3,406
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	400	369
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	4,300	4,312
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2042	2,020	1,964
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2032	1,000	1,090
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,055	1,144
	Kansas City MO Water Revenue	5.000%	12/1/2049	2,520	2,620
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	600	609
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2037	400	432
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2038	550	591
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	550	587
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2042	10,315	10,418
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2046	90	92
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2028	16,000	16,627
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2029	2,000	2,119
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2030	22,925	24,662
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2031	26,000	28,345
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2033	1,900	2,115
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	140	142
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	515	535
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	2,255	2,389
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	1,235	1,346
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	2,720	3,000
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2027	1,070	1,088
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	10,000	10,392
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2029	5,000	5,298
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2030	4,650	5,002
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.250%	1/1/2056	7,500	7,760
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	500	512
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	1,800	1,819
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	9,235	10,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2033	5,500	6,125
	Springfield School District No. R-12 GO	5.000%	3/1/2037	10,040	10,376
	Springfield School District No. R-12 GO	3.000%	3/1/2039	195	168
	Springfield School District No. R-12 GO	4.000%	3/1/2041	1,850	1,848
	Springfield School District No. R-12 GO	4.000%	3/1/2042	1,960	1,943
	Springfield School District No. R-12 GO	4.000%	3/1/2043	2,500	2,464
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2032	775	837
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2033	1,250	1,344
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2034	1,000	1,072
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	2,480	2,599
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2029	1,840	1,973
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2030	450	491
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2031	395	438
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	3,010	3,132
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	3,000	3,093
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	865	935
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	10,045	11,260
					204,159
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2032	1,840	1,979
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2036	2,000	2,169
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2040	2,330	2,180
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/2051	1,590	1,105
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2052	3,000	3,021
[1]	Fremont School District GO	4.000%	12/15/2033	420	428
[1]	Fremont School District GO	4.000%	12/15/2034	550	558
	Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2033	14,590	16,219
	Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2035	2,500	2,811
	Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2037	3,200	3,585
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	3,770	3,885
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	18,595	19,162
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	13,735	14,785
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	2,600	2,736
	Nebraska Public Power District Electric Power & Light Revenue	5.250%	1/1/2055	7,000	7,292
	Omaha NE Sewer Revenue	4.000%	11/15/2044	5	5
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	1,075	1,128
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	980	1,027
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	10,320	11,286
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2038	25	27
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2042	750	617
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2042	6,545	6,323
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	125	127
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	5,070	5,386
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	20	21
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	1,015	1,072
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	1,535	1,485
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2047	310	321
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	2,145	2,254
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	9,670	8,996
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	15,490	16,540
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	60	62
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	5,160	5,427
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2055	5,000	5,101
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2056	9,965	10,165
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/2050	10,000	8,700
	Sarpy County NE GO	1.500%	6/1/2030	2,390	2,167
	Sarpy County NE GO	1.500%	6/1/2031	2,470	2,174
	Sarpy County NE GO	1.500%	6/1/2031	2,435	2,143
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	6,025	5,137
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	10,795	9,165
					188,771
Nevada (0.4%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	9,250	9,803
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	4,190	4,441
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	430	452
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	2,235	2,451
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	5,625	6,062
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	4,200	4,081
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	5,000	4,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	5.000%	11/1/2026	1,015	1,021
	Clark County NV GO	5.000%	11/1/2027	850	855
	Clark County NV GO	5.000%	11/1/2028	105	106
	Clark County NV GO	4.000%	6/1/2031	565	568
	Clark County NV GO	4.000%	11/1/2031	860	863
	Clark County NV GO	4.000%	11/1/2032	1,000	1,003
	Clark County NV GO	5.000%	6/1/2043	16,935	17,263
	Clark County NV GO	4.000%	7/1/2044	11,575	11,099
	Clark County NV GO	4.000%	7/1/2046	50	46
	Clark County NV GO	4.000%	7/1/2047	9,645	8,843
	Clark County NV GO	5.000%	5/1/2048	125	127
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	705	740
	Clark County School District GO	5.000%	6/15/2027	8,035	8,190
	Clark County School District GO	5.000%	6/15/2031	16,210	17,507
[1]	Clark County School District GO	5.000%	6/15/2033	1,625	1,725
[2]	Clark County School District GO	3.000%	6/15/2038	5,000	4,243
[1]	Clark County School District GO	3.000%	6/15/2039	3,000	2,490
[1]	Clark County School District GO	3.000%	6/15/2039	800	657
	Clark County School District GO	5.000%	6/15/2041	5	5
	Clark County School District GO	5.000%	6/15/2042	11,730	12,388
	Clark County School District GO	5.000%	6/15/2043	6,395	6,727
	Clark County School District GO	5.000%	6/15/2044	75	79
	Clark County Water Reclamation District GO	5.000%	7/1/2053	10,000	10,229
	Henderson NV GO	4.000%	6/1/2050	3,175	2,858
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	18,100	18,445
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	20,030	17,617
	Las Vegas Valley Water District GO	5.000%	6/1/2038	2,235	2,443
	Las Vegas Valley Water District GO	5.000%	6/1/2044	1,345	1,432
	Las Vegas Valley Water District GO	4.000%	6/1/2051	7,270	6,556
	Nevada GO	5.000%	5/1/2040	10	11
	Nevada GO	2.000%	5/1/2041	2,030	1,432
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	3,275	3,281
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	1,170	1,179
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	1,935	1,969
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	100	100
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	4,000	4,002
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	20	20
	Washoe County NV School District GO	4.000%	10/1/2045	70	66
					199,770
New Hampshire (0.1%)
[2]	Manchester NH Sewer Revenue	5.250%	7/1/2056	5,000	5,193
[2]	New Hampshire Business Finance Authority College & University Revenue (University of Nevada Reno Project)	5.250%	6/1/2051	6,985	7,179
	New Hampshire Business Finance Authority Lease (Appropriation) Revenue (CABS-PPDC Lockhart Housing Program)	0.000%	12/1/2067	23,740	2,638
[3]	New Hampshire Business Finance Authority Lease (Non-Terminable) Revenue	5.000%	12/15/2050	5,000	4,914
[3]	New Hampshire Business Finance Authority Lease (Non-Terminable) Revenue	0.000%	12/15/2067	25,000	2,409
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	4,860	5,386
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2035	1,200	1,365
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	26,520	29,192
					58,276
New Jersey (4.7%)
	Essex County NJ GO	2.000%	9/1/2042	1,000	666
	Essex County NJ GO	2.125%	9/1/2045	1,000	642
	Essex County NJ GO	2.000%	9/1/2048	3,900	2,267
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	1,995	2,068
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	8,155	7,827
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	770	713
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,100
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/2051	600	600
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	4,500	4,119
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	2,330	2,394
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	1,765	1,766
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	3,700	3,707
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/2027	1,900	1,901
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	3,640	3,644
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	13,710	13,940
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	8,850	9,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	2,985	2,988
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,180	8,311
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	400	390
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	1,950	1,947
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	3,190	3,217
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	1,720	1,693
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	2,215	2,270
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	3,810	3,473
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	6,000	5,893
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2048	10,000	10,150
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2050	1,070	964
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	3,015	2,787
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2044	1,800	1,848
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2049	180	183
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	1,220	1,229
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	595	600
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	285	287
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,715	5,772
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,815	1,833
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,090	5,141
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	2,350	2,372
[10]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	7,500	7,513
[10]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	18,555	19,066
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	20,120	20,843
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,285	1,425
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	5,545	5,572
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	4,145	4,213
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2033	1,695	1,777
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	110	115
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2036	2,000	2,079
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	3,210	3,125
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	9,215	8,869
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	4,150	3,946
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	30	28
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2034	3,890	4,068
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	630	646
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2033	1,220	1,324
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.250%	11/1/2047	6,050	6,305
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	6,375	6,465
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/2033	4,895	5,003
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2029	1,230	1,263
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	2,300	2,330
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	130	132
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	3,000	3,028
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	2,400	2,422
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,100	4,179
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,500	1,529
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2037	9,000	9,324
[2]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/2039	155	151
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	6,055	6,204
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	12,620	12,807
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	575	587
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	12,195	13,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2035	1,760	1,960
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2036	3,885	4,298
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2037	1,045	1,150
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2038	5,280	5,776
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	1,000	704
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	17,565	18,863
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2044	7,655	8,128
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2045	445	436
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	3,315	3,364
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	1,030	729
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2051	1,400	1,454
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	7,745	7,453
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	16,345	17,076
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.250%	7/1/2056	1,500	1,575
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	24,630	26,620
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	14,505	16,213
	New Jersey GO	2.000%	6/1/2027	5,000	4,954
	New Jersey GO	5.000%	6/1/2027	19,395	19,772
	New Jersey GO	5.000%	6/1/2028	24,315	25,320
	New Jersey GO	5.000%	6/1/2029	28,930	30,657
	New Jersey GO	5.000%	6/1/2029	4,810	4,896
	New Jersey GO	4.000%	6/1/2030	18,340	19,027
	New Jersey GO	4.000%	6/1/2031	15,040	15,667
	New Jersey GO	3.000%	6/1/2032	10,000	9,749
	New Jersey GO	4.000%	6/1/2032	10,755	11,231
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	8/3/2026	2,500	2,500
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.050%	8/3/2026	4,600	4,600
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	8/3/2026	36,500	36,500
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	8/3/2026	6,200	6,200
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	8/3/2026	14,200	14,200
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2043	1,640	1,061
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,015	1,993
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	10,865	10,744
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	5,120	5,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	1,410	1,421
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10,335	10,388
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	4,035	4,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,115	2,157
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	10,900	10,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	5,000	4,794
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,715	2,800
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,120	2,186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	15,650	15,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	14,825	14,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,195	1,245
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	5,000	5,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,035	1,076
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	11,535	10,705
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,335	2,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	3,705	3,438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,920	2,012
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,475	2,478
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	33,865	33,905
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	7,555	7,970
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	23,890	21,437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	21,085	18,889
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2029	2,895	3,025
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	5,315	5,321
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,150	1,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	11,005	11,764
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,360	1,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	6,040	5,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,570	1,571
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	28,255	28,284
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	2,905	3,139
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	27,800	23,050
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	4,485	3,719
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	4,360	4,404
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	775	819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	515	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	755	823
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	5,010	5,461
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	13,085	10,470
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,435	17,069
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	1,425	1,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	1,850	1,411
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	22,890	23,728
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	1,695	1,709
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	4,270	4,613
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	4,700	3,421
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	2,000	1,468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	16,180	16,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	3,600	3,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	5,650	6,138
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	590	409
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,485	4,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2035	1,695	1,750
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	2,440	2,440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	9,530	10,198
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	5,760	3,787
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	445	293
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2036	425	438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	5,755	6,127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	1,770	1,902
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	10,425	6,509
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,460	3,409
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	4,750	4,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	1,525	1,629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	4,505	2,659
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	130	129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	2,000	1,917
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	3,870	3,996
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2040	225	238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	11,000	5,828
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	3,775	3,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	1,000	953
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	3,115	3,261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2030	3,190	3,330
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,000	5,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	2,075	2,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	570	617
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	1,500	1,556
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	1,825	1,969
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,695	1,810
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	6,605	7,095
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,060	1,152
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	4,145	4,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,175	1,256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	2,550	2,756
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	6,635	6,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	1,930	2,055
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	7,570	8,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,065	1,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	1,095	1,171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	6,565	7,084
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	5,650	5,524
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,010	1,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,555	1,668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	1,565	1,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	1,655	1,743
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,970	7,392
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	1,970	1,862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	9,020	9,527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	2,195	2,344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,295	3,444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,350	3,522
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,225	1,283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	3,180	3,371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	2,000	1,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2044	6,000	6,225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	6,085	5,584
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10,345	10,678
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	4,530	4,587
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/2049	3,370	3,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	2,000	1,440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	275	251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	19,555	20,283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	12/15/2032	1,000	1,128
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	6,250	6,277
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	3,835	4,055
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2036	55	58
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2037	5,000	4,960
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2037	3,340	3,313
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2037	1,580	1,658
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	5,000	4,866
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	1,200	1,254
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	560	490
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	2,045	1,968
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	6,020	6,267
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	10,825	10,325
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	2,280	2,367
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	11,665	10,768
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	15,695	15,950
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	11,555	10,627
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	7,680	7,863
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	11,725	9,869
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	6,115	4,403
[2]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	210	156
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	5,345	4,871
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2050	6,110	6,174
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	22,010	23,993
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	24,165	26,687
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	1,255	1,363
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	20,315	22,402
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	14,225	15,587
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	7,915	8,503
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	21,370	23,302
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,720	3,973
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	10,070	10,883
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	7,525	8,074
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	5,205	5,704
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	1,665	1,631
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,000	10,676
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	9,075	9,717
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	10,030	10,893
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,691
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	5,075	5,366
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	2,340	2,499
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,000	4,276
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,100	4,383
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,492
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	4,290	4,753
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	4,385	4,775
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2039	2,200	2,376
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	30	32
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	7,365	7,872
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	10,230	10,873
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	5,360	5,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	9,500	10,047
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	5,005	5,266
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	4,425	4,611
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	1,000	1,046
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	11,000	10,223
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2050	22,725	23,242
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	14,075	14,658
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	10,000	10,454
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	7,500	6,799
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	14,670	14,840
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	34,050	35,185
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	1,845	1,467
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	1,700	1,296
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	980	578
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	23,825	13,308
[6,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	2,040	2,018
[1,6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	760	752
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	175	110
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	26,425	15,785
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	1,045	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	4,150	4,187
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	760	767
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,350	3,380
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	1,465	1,481
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	9,510	9,681
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,330	1,371
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	9,055	9,332
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2028	195	202
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	1,480	1,526
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	600	619
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,400	3,577
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	18,870	19,854
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2029	800	849
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	15	16
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	9,615	10,262
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	185	186
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	10,000	10,802
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	5,000	5,326
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	10,450	11,288
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	10,000	10,951
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	34,510	37,755
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	4,425	4,762
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	8,175	9,003
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	9,105	10,027
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,690	2,920
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	1,085	1,197
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	3,180	3,471
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	605	608
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	13,140	13,208
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,420	2,700
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	1,050	1,052
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	6,900	7,053
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	1,745	1,578
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	18,275	17,780
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	175	170
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	8,195	8,722
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/2043	4,000	3,978
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	4,160	4,415
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,300	5,680
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	6,750	7,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,780	6,166
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	11,365	12,194
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2045	20	19
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	7,500	7,896
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	5,305	5,632
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	5,000	5,338
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	16,360	17,076
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	8,325	8,832
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2047	6,285	6,620
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	3,625	3,419
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	5,030	5,021
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	11,590	11,790
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	15,415	16,272
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	6,865	7,287
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	16,225	15,003
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2052	17,630	18,316
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	22,010	22,989
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	7,950	7,422
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	2,155	2,254
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	6,750	7,094
	New Jersey Turnpike Authority Highway Revenue PUT	5.000%	7/1/2036	34,500	38,011
[5]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	425	448
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	1,040	1,096
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	2,440	2,649
	Sayreville Borough NJ GO	2.000%	11/1/2031	1,390	1,249
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,020	8,184
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	20	19
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	10,000	8,836
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,400	1,439
	Union County NJ BAN GO	4.000%	6/11/2027	6,630	6,696
					2,265,494
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,405	1,433
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,770	1,805
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	2,410	2,510
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	4,420	4,604
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	1,330	1,383
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	7,005	7,427
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	865	931
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	5,205	5,249
	New Mexico GO	5.000%	3/1/2032	1,030	1,132
	New Mexico GO	5.000%	3/1/2033	655	727
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	495	506
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	10,000	10,435
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	1,545	1,612
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	1,135	1,203
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	115	125
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	10,000	10,857
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	210	230
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	15,000	16,004
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2033	15,000	15,953
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2033	10,500	11,317
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2035	5,000	5,284
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2036	9,940	10,588
					111,315
New York (23.7%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2032	2,005	2,251
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2033	1,500	1,703
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	2,600	2,704
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	5,065	5,258
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	4,250	4,650
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	10	11
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2045	1,945	2,104
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2046	645	692
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2049	2,470	2,526
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	155	163
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	12,010	12,428
	Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	3,965	4,196
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	1,150	1,157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	3,035	2,794
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2028	15	16
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,470	1,574
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,190	1,205
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	1,500	1,618
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,885	6,017
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,520	5,953
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	6,775	6,857
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,220	2,384
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,895	1,936
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,180	2,386
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	7,735	8,287
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	6,565	6,979
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	6,550	6,678
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	1,070	1,089
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	455	460
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	425	442
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	10,010	11,086
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	2,355	2,382
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	120	121
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	1,370	1,421
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	4,565	4,864
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	3,105	3,309
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	145	158
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	5,820	5,859
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	6,375	6,493
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	1,460	1,551
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	3,825	3,959
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	160	173
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	5,815	5,826
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	2,050	2,053
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	4,670	4,945
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	965	997
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2037	620	677
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	210	208
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	1,500	1,583
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	1,300	1,340
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2038	420	456
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	6,530	6,394
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,325	2,276
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	65	66
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	980	1,008
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,445	2,047
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	19,560	16,377
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	2,135	2,067
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	3,700	3,751
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	5,010	4,747
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	1,490	1,412
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	4,370	4,576
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	7,395	7,489
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	160	164
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	13,675	12,869
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	3,150	3,228
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	7,270	7,356
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,855	2,982
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	5	5
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	8,800	8,245
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,630	1,532
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	6,625	6,906
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	1,900	1,946
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	7,795	8,237
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	12,550	11,709
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	4,505	4,197
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	7,115	7,415
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	120	123
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	10,000	10,456
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	6,125	5,655
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,225	12,210
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	7,715	7,188
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	10,035	10,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	6,390	5,836
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	5,520	5,049
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	9,200	8,346
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2046	60	62
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	6,025	4,490
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2047	1,650	1,493
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2047	975	1,005
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	10,415	7,656
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	2,165	1,925
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	29,015	25,783
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	1,185	1,053
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	4,910	3,536
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	15,805	11,382
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	1,200	1,066
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	3,900	3,986
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	5,080	5,200
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	14,000	14,188
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	945	959
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	460	488
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	290	294
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	600	609
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2030	10	11
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	4,805	5,113
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2043	50	53
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2045	10	11
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2048	3,145	3,249
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	6,220	6,373
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	14,655	14,980
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	50	54
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2032	405	442
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2035	510	536
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	4,650	4,873
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	510	547
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	3,040	3,003
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	1,010	1,052
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	4,815	4,691
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,185	1,231
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	7,485	6,284
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	7,165	5,943
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	4,175	4,316
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	18,140	14,907
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2042	1,805	1,713
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	745	706
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	16,165	15,431
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	8,910	8,387
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	300	286
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,220	9,565
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,445	1,368
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,780	2,578
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	8,975	8,429
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	2,000	1,858
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	2,560	1,857
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	7,855	5,628
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	9,820	6,301
	Empire State Development Corp. Lease (Appropriation) Revenue, Prere.	2.625%	9/15/2031	40	39
[2]	Genesee County NY GO	3.000%	3/15/2036	1,000	907
	Hempstead NY BAN GO	4.000%	6/18/2027	17,960	18,127
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2047	780	784
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	7,070	7,152
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	3,990	4,038
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	2,605	2,635
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	2,140	2,164
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	4,460	4,507
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	910	919
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	1,230	1,242
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2035	1,690	1,706
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	890	891
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	205	207
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	5,845	5,894
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	11,110	11,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	24,350	24,500
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	2,050	1,898
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	13,305	13,374
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	5,190	3,601
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	14,565	13,129
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	20	20
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	95	97
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2028	360	340
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	590	617
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	1,705	1,708
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	365	379
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	3,150	3,472
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	285	295
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	1,515	1,571
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	2,785	3,094
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	385	399
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	3,655	3,781
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	1,375	1,377
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	5,695	6,333
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,105	2,367
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	1,000	998
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	960	990
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	4,415	4,726
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	6,500	7,043
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	65	65
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	1,775	1,800
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,305	2,449
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	7,460	7,853
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	1,060	1,061
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	2,800	2,968
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	7,390	7,395
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	2,425	2,555
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	8,360	8,447
[2,3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2051	3,860	3,986
[3]	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2056	4,830	5,026
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	5,865	5,857
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	22,960	22,881
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	14,995	14,870
[3]	Long Island Power Authority Electric Power & Light Revenue PUT	3.400%	9/1/2030	9,545	9,544
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	19,500	18,998
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2026	360	362
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2027	520	524
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	715	720
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	580	584
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2030	650	654
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	7,845	7,891
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	490	493
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	1,010	1,012
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	1,690	1,728
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	6,065	6,196
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,175	1,181
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	180	184
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	495	501
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	2,195	2,206
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	24,970	25,070
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	10,710	11,516
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	850	856
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	8,035	8,602
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	10,175	10,851
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	75	80
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	10	11
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	14,115	14,139
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	5	5
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	17,450	17,515
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	5,450	5,483
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	10,010	10,407
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	3,720	3,847
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	45	46
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	235	241
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,785	1,551
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	5,000	5,005
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	925	947
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	8,360	7,223
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	250	214
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	3,235	2,780
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	3,500	3,637
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	675	672
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	2,270	1,977
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	14,695	11,826
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	4,100	4,127
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,465	1,475
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,375	1,384
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	5,000	5,033
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	835	840
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	10,550	10,628
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	9,040	9,310
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	675	686
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	255	256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	535	538
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	1,550	1,559
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	30	31
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	14,300	14,726
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,595	4,828
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	500	507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,665	1,749
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,255	1,262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	16,345	16,933
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	10,645	11,185
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	4,480	4,020
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	4,905	5,074
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,865
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	10,800	11,516
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,065	5,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	8,250	8,519
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	10,230	11,041
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	365	367
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	12,850	13,248
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,005	3,272
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	25,870	20,564
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	1,135	1,051
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,215	1,226
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,170	1,171
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	320	344
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	720	741
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,095	5,595
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	12,135	9,232
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	3,710	3,813
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,880	8,436
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,532
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,045	5,582
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	3,000	3,078
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	5,000	5,559
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	1,000	1,112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	16,750	18,622
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	16,080	16,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	1,735	1,741
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	5,370	5,977
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	2,295	2,016
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	6,190	6,112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	15,315	16,638
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	820	715
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	6,675	6,531
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,705	5,723
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	8,280	8,925
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	6,820	6,527
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	695	653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	1,170	644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	5,845	6,022
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	7,330	7,799
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	890	462
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	3,420	3,186
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	105	108
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	1,000	1,057
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	400	331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	3,000	3,158
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	4,000	4,234
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	27,720	25,345
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,355	5,651
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,010	910
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,560	1,423
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	465	419
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	4,550	4,656
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	10	10
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	3,540	3,723
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	4,760	5,099
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,500	7,676
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,980	1,799
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,745	1,792
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	20	21
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	805	708
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,085	1,862
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	14,760	14,829
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,000	1,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,200	1,222
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	3,000	3,179
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	405	280
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	4,265	3,752
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	935	811
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,800	5,126
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,535	4,877
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,020	1,788
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	280	280
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2047	5,045	4,430
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	19,600	20,778
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	6,635	5,754
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,225	8,788
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	45	39
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	6,665	5,801
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2048	8,405	8,473
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	7,325	6,303
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,000	5,126
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2049	23,690	23,840
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,555	3,897
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	10,000	8,494
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	15,000	15,076
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	1,395	1,178
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2051	2,500	2,472
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	12,745	10,701
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	4,525	4,559
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	16,760	16,951
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	4,990	5,105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	3,640	3,575
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	1,610	1,611
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	10,715	10,724
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	12,360	13,079
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	5,840	5,609
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	10,595	10,177
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	20,080	18,275
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	15,520	15,960
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	9,200	9,133
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	485	531
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	1,030	1,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	1,000	1,041
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2032	730	800
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	1,315	1,363
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2033	1,625	1,774
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	840	914
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	4,720	4,845
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2035	1,505	1,632
	Nassau County NY GO	5.000%	10/1/2027	980	1,008
	Nassau County NY GO	4.000%	4/1/2043	110	106
	Nassau County NY GO	4.125%	4/1/2047	2,900	2,733
[1]	Nassau County NY GO	5.000%	7/1/2049	8,000	8,152
	Nassau County NY GO	4.000%	4/1/2053	5,000	4,466
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2052	200	203
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	1,860	1,614
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	2,000	1,926
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	3,000	2,707
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	1,925	1,424
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	25	21
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	50	39
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	3,875	4,068
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	2,150	2,285
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,785	2,835
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	500	458
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	1,475	1,149
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	790	690
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	7,100	6,078
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	6,140	5,163
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	4,000	3,660
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	1,550	1,395
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	4,610	3,339
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	11,665	8,256
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	3,500	2,594
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2044	250	105
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	450	459
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	530	541
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	3,790	3,821
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	550	574
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	515	538
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	715	721
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	255	266
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	320	330
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	140	144
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	610	659
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	285	308
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	795	859
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	170	184
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	2,280	2,496
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	785	859
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	340	369
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	525	556
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	3,215	3,302
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	8,865	9,640
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,205	1,300
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	620	669
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,055	1,073
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	120	133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,325	2,573
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	12,075	13,361
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	1,410	1,412
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	4,565	4,642
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	1,595	1,678
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	570	618
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	45	50
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	2,610	2,915
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	10,865	12,136
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	25	25
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	5,060	5,635
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,995	2,185
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,695	1,907
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	2,255	2,447

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	3,725	4,212
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	585	648
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	345	362
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	1,450	1,617
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	4,000	4,523
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	3,215	3,636
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	8,080	9,137
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	260	261
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	2,905	2,949
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,360	3,532
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	22,945	25,402
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,760	4,244
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	1,000	1,134
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2036	7,020	7,143
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	470	422
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	150	150
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	130	130
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	7,740	7,709
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	4,525	4,553
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	805	817
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	135	139
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,450	1,471
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,340	2,653
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	4,485	4,561
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	22,400	22,563
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	9,390	9,518
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	4,485	4,512
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	45	47
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	25	27
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	3,650	3,576
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	2,495	2,557
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	4,670	5,062
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	2,455	2,805
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	540	455
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	1,020	929
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	17,455	16,844
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,725	3,869
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	7,170	7,337
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,880	2,992
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,050	8,204
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	16,605	16,922
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	5,670	5,387
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,045	1,964
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	2,300	2,400
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	60	63
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	8,868
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	6,195	5,828
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	11,785	11,071
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	500	473
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	5,955	5,602
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	9,030	8,482
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	160	170
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	10,795	11,590
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	20,990	16,678
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	10,520	9,756
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	2,000	1,905
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	2,900	3,029
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	225	232
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	35	37
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	4,770	5,103
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	340	288
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	3,165	2,916
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	15,195	14,472
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,005	5,651
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	1,105	1,115
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	14,620	14,852
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	13,600	14,217
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	9,060	9,538
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	3,795	2,839

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	5,050	4,616
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	20,055	18,413
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	250	229
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	9,570	8,947
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	2,175	2,192
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,820	6,065
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	45	47
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,105	5,374
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,185	5,495
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	335	286
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	2,125	1,919
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	385	348
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	45	41
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	9,360	8,695
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	8,380	7,902
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	16,580	16,616
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	10,820	11,245
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	1,000	1,034
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	800	803
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	5,255	5,551
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	7,265	6,016
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	4,430	3,733
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2048	1,910	1,735
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	16,995	17,096
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	20,000	20,187
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	7,380	7,574
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	3,180	3,292
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2049	55	41
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	11,875	10,654
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,250	4,718
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	2,625	2,359
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,580	5,014
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	8,925	9,004
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	3,055	3,099
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	5,100	5,195
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	7,780	8,025
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	3,650	3,779
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,040	760
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	109
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,650	2,658
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,730	2,453
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	13,365	12,009
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	90	81
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	6,220	5,589
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	11,235	11,470
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	5,130	5,250
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	9,860	10,174
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2050	5,000	5,263
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	40	29
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	11,750	10,523
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	6,225	5,575
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2051	5,000	4,824
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	5,420	5,527
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	16,170	16,648
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	17,585	15,641
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	8,100	8,248
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	5,000	5,127
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	20,535	21,354
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2053	4,000	3,716
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	15,320	16,008
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	6,110	5,355
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	12,545	12,971
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	17,250	17,961
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	24,860	25,453
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	17,750	18,529
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	18,545	19,393
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	14,405	14,749
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	12,170	13,016

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue VRDO	2.950%	8/3/2026	3,055	3,055
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2029	4,040	4,300
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2029	5,220	5,556
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2031	10,090	11,076
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	490	500
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	1,505	1,537
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	890	909
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	975	996
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	2,105	2,153
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	165	169
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	4,920	5,028
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	440	460
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	6,085	6,361
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	4,720	4,812
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	1,365	1,422
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	5,130	5,339
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	210	227
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	2,760	2,812
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	660	672
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	4,130	4,293
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	175	192
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	7,000	7,126
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	305	330
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	11,320	11,754
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	20	22
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	6,650	6,899
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	3,015	3,253
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	335	368
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	5,750	5,957
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	1,495	1,635
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	20,000	20,324
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	2,800	2,843
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	20,080	20,773
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	1,930	1,933
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	285	288
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	15,095	15,593
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	660	661
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	8,135	7,929
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	50	43
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	2,890	2,713
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2047	7,375	5,521
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	16,200	11,818
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	90	92
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	1,090	1,139
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	25	26
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	1,445	1,506
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	305	318
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	4,960	5,162
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	565	587
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	910	946
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	485	504
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,520	1,577
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	680	705
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,280	2,370
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	200	200
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	385	400
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,425	5,347
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	4,285	4,176
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	7,530	7,053
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	2,850	2,635
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,625	4,727
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,330	4,425
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	10,060	9,150
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	55	56
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	4,485	4,057
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	2,000	1,628
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	7,875	8,522
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	2,325	2,578
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,075	1,157
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	3,660	3,939

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	4,990	5,345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2026	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,990	2,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	795	800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	20,790	20,911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	2,665	2,680
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,280	1,287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	6,770	6,809
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	425	435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	860	874
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	1,025	1,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,655	5,822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,245	10,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	4,315	4,443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,570	10,883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	1,625	1,673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,105	5,256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	3,615	3,783
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	790	827
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,475	1,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	2,455	2,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	7,880	8,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	4,445	4,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	85	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,015	1,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	540	567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	4,925	5,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	6,360	6,673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,265	10,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	9,900	10,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	5,340	5,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	4,750	4,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	7,500	7,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	4,365	4,580
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	1,550	1,646
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	6,680	7,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,250	3,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,220	4,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,000	3,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,830	5,151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	105	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,870	5,193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,100	4,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	9,480	10,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,500	1,601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	12,000	12,804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,340	5,698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,780	1,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	905	918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	4,585	4,924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	6,520	7,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	6,700	6,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	1,545	1,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	355	351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,840	5,924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	960	1,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	7,335	7,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	6,455	6,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	260	281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	595	644
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,995	5,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	8,525	9,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,045	4,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	9,375	10,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	5,415	5,467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,605	1,628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	2,185	2,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,625	1,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,190	1,212

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	195	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	12,795	12,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,015	3,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,000	2,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	370	405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,915	3,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,040	3,323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	11,555	12,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	5,990	6,549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	350	353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	4,520	4,582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,575	3,687
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	420	449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,720	1,883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	7,000	7,662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	2,080	2,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	165	181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,240	1,329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	6,810	7,402
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,060	3,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	16,835	18,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	2,010	2,210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	13,830	15,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	9,615	10,573
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	1,575	1,485
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	1,025	1,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,435	1,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,530	1,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,785	2,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	4,935	5,427
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	6,085	6,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	5,000	5,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	730	780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	10,215	10,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	6,115	6,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,300	5,849
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	30,000	33,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	9,645	10,644
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,305	5,855
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	14,770	16,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,500	2,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	780	802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	4,110	4,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	3,720	3,960
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	510	543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	5,155	5,698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,430	2,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,085	2,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	315	320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	285	294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,115	3,331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	1,560	1,610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	2,545	2,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	425	453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,355	1,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	6,135	6,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	820	858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	4,285	4,554
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	4,580	5,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	5,700	6,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	8,870	9,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,125	1,247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	14,025	15,540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	18,360	20,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	11,000	12,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	2,135	1,952
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	1,560	1,656
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	2,390	2,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	11,535	11,675

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,300	3,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,935	4,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,475	2,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,400	5,888
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,035	3,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/2035	100	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	275	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	4,815	4,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	1,160	1,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,230	5,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	130	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	115	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,235	2,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,195	2,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,735	1,928
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	31,855	35,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	5,840	6,491
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,055	1,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,075	1,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	2,395	2,551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	3,915	3,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,715	3,758
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	4,335	4,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	2,660	2,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	135	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	500	500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	3,755	4,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	5,290	5,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	285	301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	9,825	10,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	230	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	2,060	2,256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5,000	5,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5,985	6,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5,000	5,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	2,325	2,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	3,615	3,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	2,810	2,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,155	3,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,820	1,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,650	1,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	2,195	2,330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,145	3,384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	1,190	1,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,010	3,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,040	1,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	160	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,630	3,827
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,800	1,938
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,820	1,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	6,830	7,388
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15,420	16,799
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	4,425	4,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	55	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	4,260	4,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2037	4,185	4,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	3,505	3,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	4,060	4,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,040	1,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	10,920	10,837
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10,135	10,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	3,740	4,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	6,145	6,671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	21,035	22,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,805	5,327

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	7,670	8,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	4,630	5,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	1,755	1,511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,560	1,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	5,100	5,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	2,480	2,672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	125	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	6,660	6,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	11,005	11,431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	7,340	7,416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,285	2,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	75	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	9,920	10,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	465	424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	6,400	6,193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	5,795	5,704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,580	10,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,010	4,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	665	654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,910	4,795
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,795	1,765
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	8,970	9,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	12,245	13,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	9,480	10,218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	8,915	9,747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	3,410	3,671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	1,160	978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	4,965	5,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	920	977
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,400	3,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	1,285	1,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,525	2,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,625	1,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	3,005	3,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	185	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	310	329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,185	1,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,735	5,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	6,985	7,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	3,210	3,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,370	4,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	625	568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	1,190	1,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	8,000	7,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	3,010	2,893
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	8,455	8,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	9,665	10,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	800	671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,440	6,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	1,835	1,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	715	687
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,395	2,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,395	2,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	31,845	34,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	5,040	5,388
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	12,035	12,908
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2039	400	429
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	9,340	9,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	6,195	6,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	495	496
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	8,055	8,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	4,860	5,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	7,435	6,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2040	405	365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	8,765	8,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	675	690

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	5,680	6,057
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	9,805	9,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,265	1,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	3,795	3,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,680	1,772
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	10,830	11,491
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	7,055	7,509
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	7,260	7,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	5,290	5,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	95	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	10,000	8,370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,000	936
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	10,000	9,350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	7,110	7,445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	300	316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,075	4,802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	4,780	4,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,920	2,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,665	1,755
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,000	2,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	5,010	5,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	6,870	7,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,510	2,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	10,000	10,675
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	6,570	5,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	2,230	2,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	500	464
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,330	10,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	9,565	10,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,715	3,796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	365	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	8,080	8,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	5,015	5,337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,635	3,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2041	3,775	4,027
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	270	224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	155	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,905	9,297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,070	8,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	4,055	4,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	255	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	8,050	7,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	5,025	4,746
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	1,000	943
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	135	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,025	6,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	2,150	2,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	12,010	12,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	1,000	1,093
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	1,535	1,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	2,025	1,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	950	888
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,390	2,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	13,735	14,598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	950	895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	5,505	5,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	70	74
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	2,825	2,995
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	9,245	9,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,240	5,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	355	335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	7,785	7,822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	11,170	11,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	7,340	7,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,670	3,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	790	657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	55	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	2,470	2,350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,840	2,860

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	6,330	6,638
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,015	2,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	260	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	375	397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	3,260	3,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	4,105	3,803
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	4,950	5,183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	6,000	5,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	5,700	6,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	1,515	1,601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	9,845	9,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	9,685	10,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	685	712
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	340	353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,240	2,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,535	2,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	310	286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	7,040	7,345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	410	430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,745	2,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	840	883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,535	2,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,545	2,689
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	1,035	1,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	2,560	2,773
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	250	231
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	3,725	3,893
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	7,800	7,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	9,175	9,649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	3,160	3,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	9,755	10,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	10,085	10,501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	3,835	4,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	3,335	2,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	25,140	23,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,750	2,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	500	523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	4,865	5,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5,005	5,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	1,015	1,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5,570	5,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2045	5,000	5,340
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	6,280	5,805
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	7,460	7,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	7,515	6,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	7,530	7,892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	4,935	5,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	19,000	20,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	10,285	11,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2045	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	1,530	1,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	80	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	4,505	4,706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	4,230	3,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	95	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	245	254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	18,250	18,979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	135	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	4,750	4,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	70	73
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,705	1,776
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	2,765	2,896

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2046	8,065	8,640
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	13,735	14,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	1,070	1,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2047	5,400	5,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	10,000	9,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	8,840	9,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	14,685	15,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	8,495	8,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	10,575	7,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2047	5,875	5,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	3,160	3,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2048	6,690	6,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	150	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	10,000	10,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	3,350	3,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	10,655	11,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	7,860	8,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	6,760	7,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	7,500	7,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	8,000	8,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	3,170	3,331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	3,750	2,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	90	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	3,465	3,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	7,285	7,637
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	7,090	7,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	10,085	10,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	405	423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2049	9,350	9,834
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	7,200	7,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2050	17,195	18,433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	10,820	11,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	5,165	5,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	7,960	8,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	7,500	8,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	8,015	8,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	10,000	10,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2050	10,000	10,486
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	2,015	1,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	205	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	10,110	9,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,025	913
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	18,960	17,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	17,790	18,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	7,905	8,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2051	4,915	5,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2051	2,500	2,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2051	14,255	15,287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	5/1/2052	8,500	7,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	9,000	9,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	11,785	12,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.500%	11/1/2052	3,750	3,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	17,180	17,468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	19,550	20,195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	3,515	3,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	6,000	6,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	7,500	7,967
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	19,840	20,131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	2/1/2054	4,500	4,164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	21,000	19,421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2054	7,665	7,789
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2054	11,420	11,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2054	10,730	11,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	30,640	31,793
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2056	9,590	9,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.950%	8/3/2026	3,285	3,285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.950%	8/3/2026	7,100	7,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.030%	8/3/2026	9,400	9,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2026	20	20
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	4,400	4,472
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	2,925	2,104
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2036	700	456
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2037	1,600	987
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2037	4,800	5,293
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2039	500	274
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2039	4,550	4,949
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	650	335
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2043	345	152
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	490	468
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	3,610	3,788
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	12,525	4,489
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	11,640	3,704
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	4,850	1,380
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	15,650	3,756
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2055	5,000	1,134
	New York GO	5.000%	3/15/2038	5,425	6,118
	New York GO	5.000%	3/15/2042	5,730	6,301
	New York GO	3.500%	3/1/2043	295	266
	New York GO	5.000%	3/15/2043	1,000	1,095
	New York GO	5.000%	3/15/2044	1,000	1,089
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	5,830	4,753
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	5,880	5,487
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	430	325
	New York NY GO	5.000%	8/1/2026	785	785
	New York NY GO	5.000%	8/1/2026	2,850	2,850
	New York NY GO	5.000%	8/1/2026	910	910
	New York NY GO	5.000%	8/1/2026	13,035	13,035
	New York NY GO	5.000%	8/1/2026	1,155	1,155
	New York NY GO	5.000%	8/1/2026	3,305	3,305
	New York NY GO	5.000%	8/1/2026	1,130	1,130
	New York NY GO	5.000%	3/1/2027	135	137
	New York NY GO	5.000%	8/1/2027	3,620	3,699
	New York NY GO	5.000%	8/1/2027	1,330	1,359
	New York NY GO	5.000%	8/1/2027	6,580	6,655
	New York NY GO	5.000%	8/1/2027	11,335	11,582
	New York NY GO	5.000%	8/1/2027	1,840	1,880
	New York NY GO	5.000%	8/1/2027	6,340	6,478
	New York NY GO	5.000%	8/1/2027	1,310	1,339
	New York NY GO	5.000%	8/1/2027	3,770	3,852
	New York NY GO	5.000%	8/1/2027	315	322
	New York NY GO	5.000%	8/1/2027	7,280	7,439
	New York NY GO	5.000%	8/1/2027	1,725	1,763
	New York NY GO	5.000%	9/1/2027	175	179
	New York NY GO	5.000%	9/1/2027	3,165	3,240
	New York NY GO	5.000%	8/1/2028	185	185
	New York NY GO	5.000%	8/1/2028	8,145	8,230
	New York NY GO	5.000%	8/1/2028	4,665	4,763
	New York NY GO	5.000%	8/1/2028	1,925	1,989
	New York NY GO	5.000%	8/1/2028	6,105	6,364
	New York NY GO	5.000%	8/1/2028	8,275	8,626
	New York NY GO	5.000%	8/1/2028	9,075	9,460
	New York NY GO	5.000%	8/1/2028	1,090	1,136
	New York NY GO	5.000%	8/1/2028	155	162
	New York NY GO	5.000%	8/1/2028	1,000	1,042
	New York NY GO	5.000%	8/1/2028	11,960	12,467
	New York NY GO	5.000%	8/1/2028	3,460	3,607
	New York NY GO	5.000%	9/1/2028	40	42
	New York NY GO	5.000%	9/1/2028	5,935	6,195
	New York NY GO	5.000%	10/1/2028	50	52
	New York NY GO	5.000%	2/1/2029	9,490	9,964
	New York NY GO	5.000%	8/1/2029	495	496
	New York NY GO	5.000%	8/1/2029	195	199
	New York NY GO	5.000%	8/1/2029	2,450	2,527
	New York NY GO	5.000%	8/1/2029	15,420	16,309
	New York NY GO	5.000%	8/1/2029	1,000	1,058
	New York NY GO	5.000%	8/1/2029	11,610	12,280
	New York NY GO	5.000%	8/1/2029	890	941
	New York NY GO	5.000%	8/1/2029	1,530	1,618

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2029	1,505	1,592
New York NY GO	5.000%	8/1/2029	200	209
New York NY GO	5.000%	8/1/2029	730	772
New York NY GO	5.000%	8/1/2029	4,130	4,368
New York NY GO	5.000%	8/1/2029	10,285	10,878
New York NY GO	5.000%	8/1/2029	4,200	4,442
New York NY GO	5.000%	9/1/2029	5,020	5,316
New York NY GO	5.000%	10/1/2029	185	196
New York NY GO	5.000%	2/1/2030	10,000	10,639
New York NY GO	5.000%	4/1/2030	1,000	1,066
New York NY GO	5.000%	8/1/2030	2,230	2,234
New York NY GO	5.000%	8/1/2030	3,585	3,591
New York NY GO	5.000%	8/1/2030	2,425	2,498
New York NY GO	5.000%	8/1/2030	2,320	2,484
New York NY GO	5.000%	8/1/2030	10,000	10,706
New York NY GO	5.000%	8/1/2030	4,070	4,357
New York NY GO	5.000%	8/1/2030	8,725	9,341
New York NY GO	5.000%	8/1/2030	4,590	4,914
New York NY GO	5.000%	8/1/2030	520	557
New York NY GO	5.000%	8/1/2030	13,310	14,250
New York NY GO	5.000%	8/1/2030	7,450	7,976
New York NY GO	5.000%	8/1/2030	15,000	16,059
New York NY GO	5.000%	8/1/2030	20,000	21,413
New York NY GO	5.000%	9/1/2030	5,000	5,359
New York NY GO	5.000%	10/1/2030	3,000	3,166
New York NY GO	5.250%	10/1/2030	1,360	1,392
New York NY GO	5.000%	12/1/2030	595	599
New York NY GO	5.000%	3/1/2031	2,000	2,150
New York NY GO	4.000%	8/1/2031	5,000	5,001
New York NY GO	5.000%	8/1/2031	1,150	1,183
New York NY GO	5.000%	8/1/2031	13,705	14,570
New York NY GO	5.000%	8/1/2031	1,265	1,345
New York NY GO	5.000%	8/1/2031	250	261
New York NY GO	5.000%	8/1/2031	4,145	4,475
New York NY GO	5.000%	8/1/2031	13,490	14,563
New York NY GO	5.000%	8/1/2031	20,910	22,573
New York NY GO	5.000%	8/1/2031	6,255	6,752
New York NY GO	5.000%	9/1/2031	3,000	3,241
New York NY GO	5.000%	10/1/2031	60	63
New York NY GO	5.250%	10/1/2031	8,115	8,306
New York NY GO	5.000%	12/1/2031	720	725
New York NY GO	5.000%	4/1/2032	300	323
New York NY GO	5.000%	5/1/2032	35	38
New York NY GO	4.000%	8/1/2032	610	610
New York NY GO	5.000%	8/1/2032	1,185	1,232
New York NY GO	5.000%	8/1/2032	240	247
New York NY GO	5.000%	8/1/2032	1,155	1,224
New York NY GO	5.000%	8/1/2032	5,015	5,455
New York NY GO	5.000%	8/1/2032	2,255	2,436
New York NY GO	5.000%	8/1/2032	190	207
New York NY GO	5.000%	8/1/2032	15,000	16,317
New York NY GO	5.000%	8/1/2032	7,000	7,615
New York NY GO	5.000%	8/1/2032	30,665	33,357
New York NY GO	5.000%	10/1/2032	235	247
New York NY GO	5.000%	10/1/2032	50	54
New York NY GO	5.250%	10/1/2032	20	20
New York NY GO	5.000%	12/1/2032	775	780
New York NY GO	3.250%	3/1/2033	85	84
New York NY GO	5.000%	3/1/2033	4,750	5,189
New York NY GO	5.000%	4/1/2033	2,125	2,189
New York NY GO	5.000%	4/1/2033	255	274
New York NY GO	5.000%	4/1/2033	5,140	5,618
New York NY GO	3.500%	6/1/2033	40	39
New York NY GO	4.000%	8/1/2033	90	90
New York NY GO	5.000%	8/1/2033	1,525	1,527
New York NY GO	5.000%	8/1/2033	260	270
New York NY GO	5.000%	8/1/2033	1,500	1,586
New York NY GO	5.000%	8/1/2033	1,175	1,242
New York NY GO	5.000%	8/1/2033	1,105	1,190
New York NY GO	5.000%	8/1/2033	9,880	10,826

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	10/1/2033	1,555	1,629
New York NY GO	5.250%	10/1/2033	300	307
New York NY GO	5.000%	12/1/2033	2,385	2,400
New York NY GO	5.000%	12/1/2033	985	1,025
New York NY GO	5.250%	3/1/2034	2,725	2,813
New York NY GO	5.000%	4/1/2034	1,310	1,348
New York NY GO	5.000%	4/1/2034	10	11
New York NY GO	5.000%	4/1/2034	2,145	2,356
New York NY GO	5.000%	5/1/2034	520	560
New York NY GO	3.000%	8/1/2034	525	490
New York NY GO	4.000%	8/1/2034	125	126
New York NY GO	4.000%	8/1/2034	500	506
New York NY GO	4.000%	8/1/2034	75	76
New York NY GO	4.000%	8/1/2034	145	145
New York NY GO	5.000%	8/1/2034	2,145	2,223
New York NY GO	5.000%	8/1/2034	2,090	2,203
New York NY GO	5.000%	8/1/2034	5,160	5,640
New York NY GO	5.000%	8/1/2034	475	519
New York NY GO	5.000%	8/1/2034	95	100
New York NY GO	5.000%	8/1/2034	10,275	11,303
New York NY GO	5.000%	8/1/2034	51,785	56,966
New York NY GO	5.000%	9/1/2034	1,595	1,722
New York NY GO	3.000%	10/1/2034	520	486
New York NY GO	5.000%	10/1/2034	6,845	7,153
New York NY GO	5.000%	10/1/2034	220	238
New York NY GO	5.000%	12/1/2034	100	101
New York NY GO	5.000%	2/1/2035	5,000	5,506
New York NY GO	3.000%	3/1/2035	2,105	1,963
New York NY GO	5.250%	3/1/2035	6,150	6,340
New York NY GO	5.000%	4/1/2035	760	781
New York NY GO	5.000%	4/1/2035	2,155	2,340
New York NY GO	5.000%	4/1/2035	1,750	1,865
New York NY GO	5.000%	4/1/2035	5,260	5,771
New York NY GO	5.000%	6/1/2035	5	5
New York NY GO	4.000%	8/1/2035	195	192
New York NY GO	5.000%	8/1/2035	4,595	4,827
New York NY GO	5.000%	8/1/2035	430	447
New York NY GO	5.000%	8/1/2035	10,705	11,762
New York NY GO	5.000%	8/1/2035	8,215	9,059
New York NY GO	5.000%	9/1/2035	575	618
New York NY GO	4.000%	10/1/2035	165	166
New York NY GO	5.000%	10/1/2035	3,055	3,112
New York NY GO	5.000%	10/1/2035	390	420
New York NY GO	5.000%	12/1/2035	1,145	1,151
New York NY GO	5.000%	12/1/2035	170	176
New York NY GO	5.000%	2/1/2036	7,000	7,736
New York NY GO	5.000%	2/1/2036	4,105	4,529
New York NY GO	4.000%	3/1/2036	55	55
New York NY GO	4.000%	3/1/2036	95	95
New York NY GO	5.000%	3/1/2036	1,585	1,681
New York NY GO	5.000%	4/1/2036	7,605	7,805
New York NY GO	5.000%	4/1/2036	1,025	1,107
New York NY GO	5.000%	4/1/2036	5,105	5,566
New York NY GO	3.000%	8/1/2036	2,150	1,964
New York NY GO	4.000%	8/1/2036	170	166
New York NY GO	4.000%	8/1/2036	80	80
New York NY GO	5.000%	8/1/2036	4,130	4,321
New York NY GO	5.000%	8/1/2036	7,565	8,256
New York NY GO	5.000%	8/1/2036	7,030	7,707
New York NY GO	5.000%	9/1/2036	200	214
New York NY GO	5.000%	10/1/2036	55	59
New York NY GO	5.000%	10/1/2036	4,790	5,275
New York NY GO	4.000%	12/1/2036	25	24
New York NY GO	5.000%	12/1/2036	575	595
New York NY GO	5.000%	2/1/2037	10,010	10,941
New York NY GO	5.000%	2/1/2037	1,215	1,338
New York NY GO	5.000%	3/1/2037	435	459
New York NY GO	5.000%	4/1/2037	30	31
New York NY GO	5.000%	4/1/2037	1,780	1,909
New York NY GO	5.000%	5/1/2037	780	830

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	4.000%	8/1/2037	1,690	1,657
New York NY GO	4.000%	8/1/2037	3,130	3,077
New York NY GO	5.000%	8/1/2037	3,820	3,824
New York NY GO	5.000%	8/1/2037	2,195	2,357
New York NY GO	5.000%	8/1/2037	535	574
New York NY GO	5.000%	9/1/2037	645	687
New York NY GO	4.000%	10/1/2037	25	24
New York NY GO	5.000%	10/1/2037	7,835	7,966
New York NY GO	5.000%	12/1/2037	140	145
New York NY GO	5.000%	12/1/2037	6,800	6,833
New York NY GO	5.000%	2/1/2038	5,000	5,413
New York NY GO	3.500%	3/1/2038	805	724
New York NY GO	5.000%	3/1/2038	75	78
New York NY GO	3.375%	4/1/2038	595	543
New York NY GO	5.000%	4/1/2038	3,060	3,262
New York NY GO	5.250%	5/1/2038	35	38
New York NY GO	5.000%	8/1/2038	12,075	12,088
New York NY GO	5.000%	8/1/2038	205	213
New York NY GO	5.000%	8/1/2038	2,000	2,134
New York NY GO	5.000%	9/1/2038	880	935
New York NY GO	5.000%	9/1/2038	11,160	11,956
New York NY GO	5.000%	10/1/2038	12,755	12,958
New York NY GO	5.000%	10/1/2038	70	72
New York NY GO	5.250%	10/1/2038	65	70
New York NY GO	5.000%	12/1/2038	3,035	3,049
New York NY GO	5.000%	12/1/2038	5,275	5,441
New York NY GO	5.000%	3/1/2039	125	129
New York NY GO	5.000%	3/1/2039	500	523
New York NY GO	5.000%	3/1/2039	3,440	3,652
New York NY GO	5.000%	4/1/2039	835	853
New York NY GO	5.000%	4/1/2039	2,005	2,123
New York NY GO	5.000%	4/1/2039	4,150	4,406
New York NY GO	5.250%	5/1/2039	30	32
New York NY GO	4.000%	8/1/2039	4,010	3,780
New York NY GO	4.000%	8/1/2039	90	84
New York NY GO	5.000%	8/1/2039	4,305	4,438
New York NY GO	5.000%	8/1/2039	30	32
New York NY GO	5.000%	9/1/2039	935	987
New York NY GO	5.000%	10/1/2039	10,160	10,313
New York NY GO	5.000%	10/1/2039	6,560	6,994
New York NY GO	5.250%	10/1/2039	3,015	3,230
New York NY GO	5.000%	12/1/2039	90	93
New York NY GO	5.000%	3/1/2040	125	129
New York NY GO	5.000%	3/1/2040	7,310	7,452
New York NY GO	5.000%	4/1/2040	2,100	2,213
New York NY GO	5.000%	4/1/2040	3,000	3,165
New York NY GO	4.250%	5/1/2040	10,500	10,190
New York NY GO	4.000%	8/1/2040	2,000	1,860
New York NY GO	4.000%	8/1/2040	30	28
New York NY GO	5.000%	8/1/2040	2,350	2,479
New York NY GO	5.000%	9/1/2040	5,390	5,689
New York NY GO	5.250%	9/1/2040	3,350	3,572
New York NY GO	4.000%	10/1/2040	6,545	6,074
New York NY GO	4.000%	10/1/2040	655	613
New York NY GO	5.000%	10/1/2040	3,935	4,176
New York NY GO	5.250%	10/1/2040	390	416
New York NY GO	5.000%	12/1/2040	2,660	2,732
New York NY GO	5.000%	2/1/2041	7,720	8,163
New York NY GO	5.000%	2/1/2041	4,000	4,250
New York NY GO	3.000%	3/1/2041	75	60
New York NY GO	5.000%	4/1/2041	3,780	3,962
New York NY GO	5.250%	5/1/2041	2,450	2,596
New York NY GO	4.000%	8/1/2041	2,505	2,323
New York NY GO	5.000%	8/1/2041	2,240	2,352
New York NY GO	5.000%	8/1/2041	2,505	2,655
New York NY GO	5.000%	9/1/2041	130	136
New York NY GO	5.000%	9/1/2041	3,215	3,384
New York NY GO	5.250%	9/1/2041	5	5
New York NY GO	3.000%	10/1/2041	5,110	4,108
New York NY GO	4.000%	10/1/2041	7,930	7,340

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.250%	10/1/2041	4,320	4,594
New York NY GO	4.000%	12/1/2041	1,180	1,089
New York NY GO	5.000%	12/1/2041	11,600	11,643
New York NY GO	5.000%	2/1/2042	4,050	4,275
New York NY GO	5.000%	2/1/2042	5,010	5,301
New York NY GO	4.000%	3/1/2042	3,835	3,573
New York NY GO	4.000%	3/1/2042	25	23
New York NY GO	5.000%	3/1/2042	135	140
New York NY GO	5.000%	3/1/2042	1,000	1,046
New York NY GO	4.000%	4/1/2042	1,000	934
New York NY GO	5.250%	5/1/2042	280	296
New York NY GO	4.000%	8/1/2042	2,250	2,091
New York NY GO	4.000%	8/1/2042	5,195	4,835
New York NY GO	5.000%	8/1/2042	3,610	3,779
New York NY GO	5.000%	9/1/2042	1,645	1,715
New York NY GO	5.000%	9/1/2042	12,825	13,450
New York NY GO	5.250%	9/1/2042	150	159
New York NY GO	3.250%	10/1/2042	3,530	2,873
New York NY GO	5.000%	10/1/2042	3,145	3,231
New York NY GO	5.000%	10/1/2042	10,495	11,062
New York NY GO	5.250%	10/1/2042	11,605	12,292
New York NY GO	4.000%	12/1/2042	1,365	1,257
New York NY GO	5.000%	12/1/2042	65	67
New York NY GO	5.000%	2/1/2043	7,020	7,435
New York NY GO	5.000%	3/1/2043	1,855	1,898
New York NY GO	5.000%	3/1/2043	7,025	7,258
New York NY GO	5.000%	3/1/2043	5,785	6,057
New York NY GO	5.000%	4/1/2043	13,760	13,973
New York NY GO	5.000%	4/1/2043	565	592
New York NY GO	5.250%	4/1/2043	35	37
New York NY GO	5.250%	5/1/2043	1,715	1,802
New York NY GO	5.000%	8/1/2043	115	118
New York NY GO	5.000%	8/1/2043	2,695	2,765
New York NY GO	5.000%	8/1/2043	3,165	3,304
New York NY GO	5.000%	9/1/2043	3,450	3,621
New York NY GO	5.000%	10/1/2043	10,000	10,551
New York NY GO	5.250%	10/1/2043	485	511
New York NY GO	4.000%	12/1/2043	1,195	1,093
New York NY GO	5.000%	2/1/2044	10,900	11,491
New York NY GO	4.000%	3/1/2044	1,060	982
New York NY GO	5.000%	3/1/2044	40	41
New York NY GO	5.000%	3/1/2044	55	57
New York NY GO	5.000%	4/1/2044	2,965	3,094
New York NY GO	5.250%	4/1/2044	60	63
New York NY GO	4.000%	8/1/2044	805	733
New York NY GO	5.000%	8/1/2044	1,015	1,056
New York NY GO	5.000%	9/1/2044	15,050	15,735
New York NY GO	3.000%	10/1/2044	1,085	830
New York NY GO	5.000%	10/1/2044	1,195	1,255
New York NY GO	5.000%	12/1/2044	9,000	9,171
New York NY GO	5.000%	2/1/2045	5,335	5,627
New York NY GO	5.250%	2/1/2045	2,480	2,654
New York NY GO	3.000%	3/1/2045	2,520	1,911
New York NY GO	3.625%	3/1/2045	305	259
New York NY GO	5.000%	3/1/2045	5,060	5,280
New York NY GO	5.500%	5/1/2045	1,535	1,629
New York NY GO	3.000%	8/1/2045	750	565
New York NY GO	5.000%	8/1/2045	1,925	2,003
New York NY GO	5.000%	8/1/2045	5,010	5,273
New York NY GO	5.000%	10/1/2045	11,650	12,216
New York NY GO	5.250%	2/1/2046	7,360	7,874
New York NY GO	4.000%	3/1/2046	6,000	5,466
New York NY GO	3.500%	4/1/2046	3,285	2,696
New York NY GO	5.500%	4/1/2046	5	5
New York NY GO	5.500%	5/1/2046	2,000	2,111
New York NY GO	5.000%	8/1/2046	5,000	5,219
New York NY GO	4.000%	9/1/2046	4,250	3,866
New York NY GO	5.250%	9/1/2046	6,060	6,415
New York NY GO	5.000%	10/1/2046	11,880	12,385
New York NY GO	5.250%	2/1/2047	2,430	2,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.250%	4/1/2047	7,870	8,228
	New York NY GO	5.250%	4/1/2047	2,115	2,223
	New York NY GO	5.000%	8/1/2047	13,880	14,124
	New York NY GO	5.000%	8/1/2047	370	381
	New York NY GO	5.000%	8/1/2047	2,500	2,591
	New York NY GO	5.000%	9/1/2047	18,265	18,900
	New York NY GO	5.250%	10/1/2047	3,855	4,004
	New York NY GO	5.250%	10/1/2047	5,200	5,509
	New York NY GO	5.250%	2/1/2048	7,500	7,889
	New York NY GO	5.250%	2/1/2048	4,810	5,074
	New York NY GO	5.500%	4/1/2048	7,500	7,975
	New York NY GO	5.000%	9/1/2048	9,095	9,343
	New York NY GO	5.000%	10/1/2048	9,405	9,689
	New York NY GO	5.250%	2/1/2049	4,810	5,046
	New York NY GO	5.250%	3/1/2049	11,000	11,430
	New York NY GO	5.500%	4/1/2049	10,455	11,069
	New York NY GO	4.500%	5/1/2049	10,050	9,728
	New York NY GO	5.250%	2/1/2050	6,500	6,765
	New York NY GO	5.250%	2/1/2050	4,000	4,177
	New York NY GO	4.000%	3/1/2050	20,000	17,471
	New York NY GO	5.000%	3/1/2050	1,685	1,709
	New York NY GO	4.000%	4/1/2050	7,760	6,823
	New York NY GO	5.000%	4/1/2050	2,500	2,543
	New York NY GO	3.000%	8/1/2050	25	18
	New York NY GO	5.000%	8/1/2050	6,000	6,123
	New York NY GO	5.250%	8/1/2050	10,000	10,389
	New York NY GO	5.500%	8/1/2050	3,470	3,697
	New York NY GO	5.250%	9/1/2050	5,000	5,186
	New York NY GO	3.000%	3/1/2051	1,970	1,391
[2]	New York NY GO	3.000%	3/1/2051	3,165	2,250
	New York NY GO	5.000%	8/1/2051	2,050	2,082
	New York NY GO	5.250%	10/1/2051	12,500	12,972
	New York NY GO	5.250%	2/1/2053	4,660	4,812
	New York NY GO	5.250%	2/1/2053	9,285	9,614
	New York NY GO	5.250%	3/1/2053	17,170	17,656
	New York NY GO	4.125%	8/1/2053	10,875	9,771
	New York NY GO	5.000%	8/1/2053	5,000	5,060
	New York NY GO	5.250%	8/1/2053	4,000	4,136
	New York NY GO	4.125%	3/1/2054	5,000	4,436
	New York NY GO	5.250%	4/1/2054	13,005	13,374
	New York NY GO	4.250%	8/1/2055	3,000	2,746
	New York NY GO	5.000%	10/1/2055	24,930	25,179
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	13,470	12,855
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2049	1,615	1,477
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	24,005	21,777
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	24,130	21,290
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	9,430	8,173
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	925	955
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	5,265	4,877
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	1,025	1,074
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	7,965	6,777
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2027	270	278
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	2,010	2,073
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	6,255	6,644
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	245	265
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	3,310	3,570
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	4,760	5,200
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2031	265	285
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	4,000	4,425
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,145	2,181
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	315	320
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	370	390
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	6,000	6,681
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2033	235	266
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,880	1,909
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	510	537
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	4,680	5,243
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2034	90	101
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	890	892

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	4,000	4,501
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	1,415	1,400
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	7,810	7,494
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	15,030	16,902
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,500	1,691
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	2,095	2,348
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	600	618
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	2,835	3,151
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	12,375	12,683
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,800	1,983
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	110	103
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	2,850	2,767
New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,455	2,059
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,290	2,253
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,405	1,451
New York State Dormitory Authority College & University Revenue	5.000%	7/15/2042	3,000	3,016
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,010	5,381
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	7,590	6,925
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	5,005	5,352
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	6,675	6,193
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,005	5,331
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	1,200	1,106
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	5,410	4,866
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	5,010	5,294
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	15,155	16,840
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	500	421
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	465	511
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	16,485	17,975
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	5,715	5,826
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	6,250	6,296
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	1,750	1,771
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	950	858
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	6,835	5,901
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	10,625	10,802
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	1,440	1,467
New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	5,000	4,839
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	150	162
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2051	5,475	5,572
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	5,500	5,798
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	2,495	2,015
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	1,930	1,936
New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	35,610	38,032
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	2,250	2,266
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2041	3,230	3,233
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	1,740	1,531
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2046	325	319
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2027	2,690	2,729
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2028	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,575	2,671
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	7,500	7,779
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,340	1,417
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	5,000	5,283
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,580	1,669
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	4,065	4,355
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	650	665
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	620	627
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,609
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	120	125
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	360	380
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	140	150
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	4,030	4,323
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	2,425	2,601
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	9,005	9,660
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	7,350	7,885
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,070	1,093
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,120	1,133
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,580	1,682
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	2,925	3,049
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	570	600

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	745	801
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	16,135	17,504
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,990	2,159
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	13,615	14,770
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	5,550	6,021
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	6,510	6,581
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,500	1,532
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	3,555	3,738
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	4,585	4,904
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,365	5,883
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,010	5,493
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	2,150	2,242
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,530	6,063
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	5,625	5,948
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	110	112
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,065	1,067
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	275	301
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	2,185	2,294
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	15,325	16,959
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	1,320	1,321
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,295	8,458
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	775	817
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	385	386
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	700	712
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	205	210
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	2,050	2,149
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	455	456
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,573
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,573
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	8,000	8,917
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	310	310
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	155	163
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2035	19,315	18,201
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	8,930	9,037
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	1,335	1,356
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	560	561
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,540	1,673
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,995	2,088
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,565	1,738
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,070	4,558
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	2,890	2,909
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	1,045	1,064
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,330	5,379
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2036	2,840	2,623
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	17,190	17,313
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	13,975	14,003
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,075	2,167
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	795	858
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	4,210	4,635
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,570	1,696
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	5,000	5,560
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	9,280	10,424
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,490	1,666
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2037	245	216
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	3,360	3,364
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	1,530	1,556
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	235	237
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2037	480	444
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,535	5,541
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,805	5,813
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	1,060	1,104
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	1,155	1,239
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	5,195	5,664
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	115	119
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	19,830	19,677
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	3,120	3,124
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,310	1,321
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	915	930
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	195	170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	14,885	14,757
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	18,025	17,870
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	5,085	5,283
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	13,720	14,817
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	4,000	4,143
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	2,630	2,575
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	3,195	3,199
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	18,915	18,520
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	9,095	8,905
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	7,215	7,478
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	7,915	8,490
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	1,385	1,493
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	6,595	6,602
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	1,000	841
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,210	8,926
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	460	438
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	5,125	5,258
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	7,455	7,960
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	2,130	2,132
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	720	746
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	1,880	1,553
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	6,830	5,642
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	15	14
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,270	2,386
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	7,195	7,647
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	18,000	19,276
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	2,170	2,196
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	6,645	6,651
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,555	2,084
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	1,365	1,290
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	12,170	12,881
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	430	443
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	9,220	9,228
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	2,525	2,554
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	145	136
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	1,220	1,145
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	11,555	12,195
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,665	1,713
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	9,145	9,760
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	2,270	2,110
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	305	284
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	3,205	2,982
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	250	257
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	5,000	5,312
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	17,050	17,956
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2045	175	162
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	10,020	9,251
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	75	69
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	1,920	1,957
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	3,725	3,926
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	7,305	7,717
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	17,000	15,510
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	9,119
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	7,695	7,050
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	24,755	25,692
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	8,250	8,642
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2046	15	16
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	31,305	28,316
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	5,420	4,880
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,465	1,326
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	9,340	8,496
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	1,530	1,558
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	15,000	15,604
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	2,050	2,094
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	620	558
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	9,920	8,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	14,245	12,846
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	895
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	19,990	20,974
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2049	7,575	6,746
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	7,271
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	10,960	9,827
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	7,500	6,725
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	8,270	7,373
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	11,245	11,768
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	15,000	15,823
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	4,000	2,881
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	485	499
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	6,770	6,974
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	9,200	9,664
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,590	3,988
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2051	8,465	8,679
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	10,560	8,301
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	12,290	12,766
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	21,635	22,117
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	4,980	5,307
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	12,380	10,821
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	12,500	12,757
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	14,090	14,359
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	40	41
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	14,530	15,137
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	1,910	1,933
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	345	349
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	600	608
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	185	188
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	3,315	3,439
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	35	36
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	4,880	5,159
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	3,255	3,433
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	1,375	1,376
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	9,275	9,282
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	310	310
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	2,855	2,891
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	1,165	1,180
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	1,315	1,347
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10,800	11,062
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2029	60	62
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2030	85	88
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/25/2030	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	3/15/2032	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.500%	3/15/2032	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/2034	10	11
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2035	5	6
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	2,450	2,460
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,015	1,019
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	115	118
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,100	1,104
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,705	1,749
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,700	5,980
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	2,370	2,522
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	10,090	10,327
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	2,575	2,690
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	5,410	5,853
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	3,140	3,389
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	6,500	6,363
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	110	114
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	2,455	2,684
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	2,755	3,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	1,725	1,860
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2032	85	94
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	1,500	1,436
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,075	1,156
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	240	248
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	125	128
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	8,755	9,727
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	1,995	2,217
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	4,740	5,176
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	8,775	9,799
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	770	822
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	6,930	7,528
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	9,090	10,089
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	21,400	23,753
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	1,825	1,941
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	5,410	5,851
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	11,040	12,161
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	540	572
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	3,415	3,676
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	4,815	5,261
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	5,010	5,285
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	3,235	3,462
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	10,745	11,692
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2039	3,000	3,229
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	2,500	2,697
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	3,035	3,254
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	28,040	29,927
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	2,190	2,344
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	50	53
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	3,000	3,122
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	2,885	2,897
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	90	90
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	100	100
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	705	725
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	25	25
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	2,300	2,309
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	3,390	3,404
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,785	1,792
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	4,030	4,442
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	4,015	4,344
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	2,255	2,429
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	2,485	2,666
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	2,445	2,613
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	6,000	6,228
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.250%	10/1/2051	4,965	4,589
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2034	1,635	1,688
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, ETM	5.000%	10/1/2026	5	5
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	10/1/2030	5	5
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	10/1/2030	5	5
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	10/1/2030	5	5
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	10/1/2030	10	11
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	10/1/2030	45	49
	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	3/15/2033	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	740	780
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	480	507

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	12,330	13,227
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	2,485	2,686
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	7,715	8,303
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	2,675	2,870
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	4,135	4,422
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	2,625	2,798
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	2,425	2,428
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	11,810	11,708
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	8,330	8,073
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	730	658
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2049	6,500	6,636
New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	685	722
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	65	71
New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/2041	2,365	1,610
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	125	130
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	660	662
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	2,970	2,978
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	330	334
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	960	993
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	815	844
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	420	439
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	6,345	6,829
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,975	2,983
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	410	415
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,045	2,113
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	590	610
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	695	725
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,055	1,090
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,610	3,727
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	5,110	5,123
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,875	1,954
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	10,930	10,958
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,350	8,692
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,710	1,764
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	340	344
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,355	1,398
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,035	8,963
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	7,540	8,410
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	12,065	12,094
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	885	895
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	910	938
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	785	816
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	9,805	10,105
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	6,550	7,361
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	905	907
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,980	6,044
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,050	6,279
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,030	1,060
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,995	7,906
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,585	2,591
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	55	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	8,800	9,042
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,535	2,606
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	4,750	4,920
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,300	2,608
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	1,000	1,010
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	4,000	4,103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,053
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	16,070	16,608
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,046
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	2,210	2,265
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,430	6,026
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,564
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	320	327
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	3,190	3,290
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	4,500	4,605
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,800	2,823
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	8,640	8,899
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,455	1,582
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,395	3,422

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	1,395	1,424
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	6,400	6,533
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,600	4,971
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	10,850	10,932
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	90	92
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	16,460	16,795
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	947
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	8,620	8,783
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,930	6,075
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	9,510	9,690
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	20	21
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	3,840	3,557
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	300	305
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	30	31
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15,000	15,105
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,090	1,160
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	100	106
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	15,000	13,787
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	105	111
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	15,965	14,581
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	4,020	4,225
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,980	4,478
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	3,960	3,567
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	3,005	3,114
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	10,035	10,425
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	25	26
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	12,700	11,325
New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	7,295	6,870
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	1,290	1,309
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	6,135	6,321
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	9,500	9,752
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	7,465	7,841
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	12,825	13,124
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	8,645	8,857
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	14,740	15,021
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	4,000	3,547
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	6,305	6,426
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	35	36
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	30,140	30,710
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	40	41
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	120	122
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	90	94
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	65	68
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,630	2,638
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,070	2,076
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	1,435	1,439
New York State Dormitory Authority Sales Tax Revenue, Prere.	4.000%	3/15/2027	40	40
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	410	416
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	590	599
New York State Dormitory Authority Sales Tax Revenue, Prere.	4.000%	3/15/2028	190	194
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	1,950	2,029
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	150	158
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	185	189
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	495	536
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	530	582
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	65	72
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	2,660	2,700
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2038	140	123
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	7,945	8,034
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	1,445	1,461
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2046	310	290
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	7,270	7,335
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2047	10,000	10,461
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	3,015	3,068
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2051	2,455	2,540
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	6,050	6,347
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	3,285	3,461
New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	5,300	5,352
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	3,250	3,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	6,010	6,336
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	210	225
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	480	493
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	1,040	1,068
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	4,525	4,635
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	2,750	3,061
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	7,770	8,758
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	205	206
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	3,450	3,612
	New York State Thruway Authority Highway Revenue	3.500%	1/1/2037	610	580
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	140	139
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	120	119
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	7,925	8,670
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	2,000	1,968
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	1,950	2,115
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	2,900	3,222
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	375	366
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	1,895	1,841
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	100	97
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,605	4,327
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	910	864
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	2,760	2,929
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	3,125	3,310
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	30	32
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,745	4,391
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,035	1,870
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	1,450	1,540
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,900	1,387
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	3,945	4,152
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,810	5,173
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,895	5,335
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	7,825	5,746
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	2,600	2,337
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	230	167
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2049	9,765	8,737
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	3,000	3,076
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	5,000	3,586
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	19,715	17,161
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	5,000	3,621
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2051	125	107
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	6,705	6,899
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	435	301
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	160	108
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	10,025	8,701
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	12,620	11,270
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	790	660
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	7,820	7,961
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	3,195	3,323
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	15,735	16,618
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2029	18,225	19,401
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	10,000	10,724
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2030	33,155	35,806
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	6,155	6,677
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	5,500	5,967
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2031	2,640	2,881
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	10,000	10,943
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	300	330
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	6,000	6,617
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2033	29,125	32,252
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2034	36,275	40,362
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	555	604
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2035	39,235	43,761
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2036	995	1,078
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	2,355	2,538
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2037	15,000	16,656
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5,095	5,460
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	6,430	6,830
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	320	338
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	4,620	4,877
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	55	53

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	4,835	5,015
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2046	29,700	31,245
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2048	65	67
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2048	9,900	10,229
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	2,960	2,693
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	10,955	11,295
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2049	5,795	5,990
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2050	5,275	5,436
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	10,505	9,489
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2051	3,215	3,287
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	5,385	4,916
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2052	14,805	15,104
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	5,715	5,810
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20,750	21,116
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2053	14,200	14,472
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2054	16,215	16,511
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	6,120	6,217
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2055	18,695	19,019
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	8,000	7,186
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	14,275	12,707
New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	19,045	19,491
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	15,000	15,192
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	7,850	8,516
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	5,930	6,424
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	3,045	3,288
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	3,185	3,428
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	430	461
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	7,585	7,273
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	7,310	6,958
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2044	8,600	8,071
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	60	56
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	14,760	13,789
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	8,915	6,675
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	3,995	2,963
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	10,930	8,037
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	30	22
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	1,000	887
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	3,685	3,214
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	5,000	4,336
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	50	43
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	2,090	2,239
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	2,020	2,125
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	500	522
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	6,000	5,898
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	16,225	17,390
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	5,070	5,228
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	2,825	2,569
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	3,255	3,281
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	60	62
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	380	395
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	6,830	7,429
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	735	763
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	230	248
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	6,835	7,534
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	1,590	1,630
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	2,495	2,588
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	625	669
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	1,960	2,073
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	865	886
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2032	3,000	3,349
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	1,730	1,792
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	4,860	5,468
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	615	655
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	340	358

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	480	506
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	10,590	11,990
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	620	634
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2034	140	157
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	770	818
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	180	186
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	515	542
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	1,480	1,553
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2037	3,670	4,082
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2037	5,205	5,235
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,000	5,231
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,380	5,988
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	6,885	6,914
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,645	5,134
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	1,275	1,278
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	3,440	3,588
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	365	365
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	4,935	5,403
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2039	4,845	4,832
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	1,780	1,950
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	10,625	10,499
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	3,930	4,225
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	3,255	3,530
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	5,930	5,950
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,885	2,041
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	465	468
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	4,805	5,242
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	675	565
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2042	350	338
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	2,850	3,079
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	3,000	3,219
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/2044	3,360	3,170
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	2,725	2,912
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2045	1,965	1,883
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2046	1,435	1,438
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2047	40	42
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2047	2,570	2,588
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2048	3,500	3,570
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	3,345	3,479
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	45	47
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/2052	10,020	10,474
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	2,735	2,810
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	3,175	3,263
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	4,000	4,112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	4,435	4,557
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	10,425	10,972
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2057	11,150	11,195
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2057	21,780	21,942
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2061	5,000	4,371
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/2094	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/2036	1,735	1,378
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	2,025	2,002
Suffolk County Water Authority Water Revenue	3.250%	6/1/2042	3,800	3,188
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	3,190	2,729
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	60	63
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2037	210	227
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	205	220
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	415	444
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	3,110	3,108
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	12,845	13,540
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	175	176
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	6,000	6,038
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	2,950	3,040
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	5,015	5,167
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	190	193
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	10,490	11,032
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	930	978
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	3,035	3,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	855	769
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2029	1,170	1,212
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	2,075	2,216
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	235	251
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	3,000	2,597
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2030	1,500	1,564
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,000	1,016
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,250	1,356
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	3,935	4,267
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	2,920	2,429
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	310	315
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	2,775	3,046
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	1,055	1,070
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	1,470	1,491
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2034	310	295
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	1,895	1,921
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2035	1,060	1,001
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,540	2,574
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	145	158
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	1,005	1,040
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	430	467
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	5,170	5,231
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	11,475	11,600
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2040	5,020	4,818
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	4,495	4,537
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	275	279
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	10	11
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2043	5,450	5,115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,040	5,135
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	6,530	6,645
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2045	3,150	2,467
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	1,000	1,067
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	1,770	1,795
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2047	10,000	7,542
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	25,055	22,597
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	5,000	5,034
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	15	15
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2047	2,405	2,579
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	7,000	5,144
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	15	16
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	2,500	2,536
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	4,335	4,442
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2050	430	429
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	7,420	7,799
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	14,410	14,675
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	8,340	8,762
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	11,065	9,919
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	5,365	5,574
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	705	751
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	3,975	3,506
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	7,765	7,922
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2054	7,400	7,734
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,240	11,568
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2056	5,325	5,403
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2056	7,900	8,434
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	6,750	7,080
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2027	15	15
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	21,050	21,445
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	1,550	1,587
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	2,200	2,267
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	865	886
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	2,355	2,453
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,000	2,105
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,795	2,922
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	235	250
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	2,480	2,656
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	2,825	3,053
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	60	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	1,145	1,110
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2032	50	55
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	4,010	3,156
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	1,270	1,417
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	5,250	5,845
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	1,405	1,554
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	3,750	3,838
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	10,020	11,225
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	13,680	15,208
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	11,060	12,194
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2037	1,290	1,427
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	11,990	13,048
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	8,345	9,118
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2038	3,180	3,483
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2039	1,590	1,729
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	4,635	4,934
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	1,055	1,112
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2040	3,500	3,812
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	10,515	11,522
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	3,350	3,623
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	460	495
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	10	11
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	5,000	5,429
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	2,710	2,869
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	8,530	9,262
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	5	5
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2043	115	110
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	115	121
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,325	1,407
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	5,030	5,415
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,655	1,767
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	3,275	3,440
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	70	74
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2044	5,010	5,360
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	2,015	2,135
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	3,305	3,516
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	2,165	2,279
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	11,660	10,805
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	825	765
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	290	300
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2046	50	53
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	5,520	5,764
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	10,620	10,997
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	7,825	8,107
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	4,175	4,424
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2049	5,010	5,190
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2050	5,000	5,275
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	3,005	3,093
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	11,375	7,106
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	15	11
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	15,455	13,894
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	30,000	30,758
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	2,850	2,929
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.375%	11/15/2051	3,500	3,366
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	4,415	4,020
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	10,375	11,086
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,285	6,507
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	19,750	20,131
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	29,060	30,056
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	1,140	1,181
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	520	451
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	18,000	18,139
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2056	18,000	18,384
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/2056	5,500	5,232
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	12,495	12,717
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	15,000	15,486
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	15,000	15,817
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2028	40,000	41,336
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2029	14,540	15,314
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	45	48

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	5,370	4,896
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	5,900	6,072
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	17,930	15,944
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	3,630	3,752
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	11,000	11,214
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	8,265	7,131
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	10,150	10,448
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	7,865	7,206
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	3,315	3,394
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	19,285	19,786
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	7,185	7,351
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	12,500	12,832
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	8,200	7,744
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	10,000	10,392
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	7,540	6,536
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	32,525	33,285
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,500	12,760
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	5,000	5,127
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	210	210
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	3,070	3,217
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	5,515	5,957
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2033	5,015	5,484
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2034	5,000	5,552
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	5,000	5,580
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	3,000	3,381
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2036	3,000	3,399
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	2,170	2,363
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	5,000	5,542
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	1,405	1,457
				11,504,897
North Carolina (0.9%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2046	10	8
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	1,000	714
Cabarrus County NC Appropriations Revenue	5.000%	8/1/2051	7,500	7,777
Cary NC GO	1.625%	9/1/2034	3,000	2,441
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	2,000	1,921
Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	90	69
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	620	574
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	5,015	5,205
Charlotte NC GO	5.000%	7/1/2030	6,370	6,886
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2027	1,060	1,083
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2056	10,000	10,399
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2032	870	960
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2033	875	975
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2034	925	1,025
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2035	675	744
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2036	800	875
Durham NC Water & Sewer Utility System Water Revenue	2.250%	8/1/2051	235	146
Durham NC Water & Sewer Utility System Water Revenue	4.250%	8/1/2052	2,500	2,376
Durham NC Water & Sewer Utility System Water Revenue	5.000%	8/1/2055	3,360	3,490
Forsyth County NC GO	2.000%	3/1/2041	3,885	2,732
Greensboro NC Combined Water & Sewer System Water Revenue	2.500%	6/1/2050	12,235	8,197
Greensboro NC Combined Water & Sewer System Water Revenue	4.375%	6/1/2056	8,375	8,048
Guilford County NC GO	5.000%	3/1/2032	12,905	14,247
Guilford County NC GO	5.000%	3/1/2033	3,380	3,770
Guilford County NC GO	5.000%	3/1/2034	2,000	2,250
Guilford County NC GO	3.000%	3/1/2042	10,000	8,647
Guilford County NC GO	4.000%	3/1/2044	5,650	5,506
Guilford County NC GO	4.000%	3/1/2045	15	14
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/2051	4,885	3,038
North Carolina Appropriations Revenue	5.000%	5/1/2027	5,220	5,311
North Carolina Appropriations Revenue	5.000%	5/1/2027	5,260	5,352
North Carolina Appropriations Revenue	5.000%	5/1/2028	5,335	5,427
North Carolina Appropriations Revenue	5.000%	5/1/2028	11,415	11,872
North Carolina Appropriations Revenue	5.000%	5/1/2029	1,660	1,686
North Carolina Appropriations Revenue	5.000%	5/1/2030	2,125	2,156
North Carolina Appropriations Revenue	3.000%	5/1/2031	8,020	7,813
North Carolina Appropriations Revenue	4.000%	5/1/2033	240	244
North Carolina Appropriations Revenue	4.000%	3/1/2034	2,000	2,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Appropriations Revenue	4.000%	5/1/2034	1,180	1,198
	North Carolina Appropriations Revenue	2.000%	3/1/2036	1,000	810
	North Carolina Appropriations Revenue	5.000%	5/1/2036	225	243
	North Carolina Appropriations Revenue	4.000%	5/1/2040	7,000	7,024
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	25	25
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	11,110	11,555
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	905	959
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	560	603
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	4,515	4,836
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	1,395	1,490
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	1,570	1,503
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	720	767
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	1,215	1,149
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2034	285	303
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	1/1/2036	21,775	24,488
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/2044	2,000	1,879
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/2044	2,950	2,955
	North Carolina GO	5.000%	6/1/2027	11,465	11,692
	North Carolina GO	5.000%	6/1/2028	6,125	6,390
	North Carolina GO	5.000%	6/1/2029	6,245	6,634
	North Carolina GO	5.000%	6/1/2029	10,945	11,626
	North Carolina GO	5.000%	6/1/2033	1,010	1,131
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,670	1,692
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,000	1,013
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	5,385	5,572
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	3,570	3,765
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	4,750	5,009
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	7,080	7,444
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	2,250	2,359
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	11,130	11,641
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	4,515	4,711
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	2,905	3,025
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	1,965	2,120
	North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2027	3,810	3,846
	North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2028	8,810	9,078
	North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2030	9,075	9,656
	North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2031	3,805	4,100
	North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2032	4,390	4,780
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	7,450	4,012
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2041	10,500	5,320
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	11,225	5,357
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	7,100	3,201
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	11,610	4,927
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	9,550	3,814
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2049	850	274
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	1,450	1,095
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2037	2,000	1,309
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	10,000	9,467
[1]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/2042	655	520
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2043	75	76
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,500	1,526
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2047	200	200
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	6,210	6,242
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	9,745	9,872
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	4,850	4,852
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	2,975	775
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2054	1,500	1,511
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2055	230	207
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	13,075	13,239
	Orange County NC GO	2.950%	2/1/2033	600	579
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2032	4,715	5,231
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/2046	170	161
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2034	1,275	1,206
					410,068
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	7,170	7,162
[1]	University of North Dakota COP	3.000%	6/1/2061	5,170	3,388
					10,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio (1.5%)
	Akron OH Income Tax Revenue	4.000%	12/1/2030	400	410
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	378
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	1,665	1,557
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2033	345	370
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	3,900	4,150
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	2,625	2,637
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	380	374
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	1,965	1,986
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	1,900	1,958
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	2,015	2,120
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	440	465
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	2,270	2,278
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	2,770	2,998
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,555	2,745
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	6,415	6,228
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,005	1,072
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2046	4,045	3,790
[2]	Bedford City School District GO	5.500%	12/1/2050	6,000	6,284
[2]	Bedford City School District GO	5.500%	12/1/2055	6,000	6,251
[2]	Bedford City School District GO	5.500%	12/1/2058	5,000	5,205
[2]	Berea City School District GO	4.000%	12/1/2053	295	257
[2]	Celina City School District GO	2.625%	12/1/2046	100	70
[5]	Cincinnati City School District GO	5.250%	12/1/2029	80	86
[5]	Cincinnati City School District GO	5.250%	12/1/2030	90	98
[5]	Cincinnati City School District GO	5.250%	12/1/2031	680	754
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	7,500	7,719
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	7,400	7,849
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	7,395	7,960
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	12,135	12,414
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	8,315	8,427
	Columbus OH GO	5.000%	4/1/2029	340	349
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,750	4,936
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	3,250	3,356
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2036	470	472
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	550	432
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,125	2,300
	Cuyahoga County OH GO	5.000%	12/1/2051	14,575	15,034
	Cuyahoga County OH GO	5.250%	12/1/2056	10,150	10,612
	Cuyahoga County OH GO	5.500%	12/1/2061	10,000	10,675
	Cuyahoga County OH GO	5.000%	12/1/2064	10,000	10,087
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	4,000	4,079
	Fairborn City School District GO	3.000%	12/1/2055	2,500	1,667
	Franklin City School District GO	3.000%	11/1/2050	3,400	2,400
	Franklin City School District GO	3.000%	11/1/2057	6,180	4,074
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	10,000	10,204
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2048	3,900	3,950
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	2,250	1,747
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.100%	8/3/2026	5,840	5,840
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	145	134
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	5,355	5,393
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	535	536
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2035	25,870	28,939
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2036	4,860	5,452
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2038	4,000	4,412
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2050	6,735	6,933
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	5,270	5,389
[3]	Kettering City School District GO	5.250%	10/1/2056	3,250	3,327
[3]	Kettering City School District GO	5.500%	10/1/2063	2,950	3,049
[3]	Kettering City School District GO	5.500%	10/1/2063	6,600	6,810
	Kings Local School District GO	5.500%	12/1/2062	11,885	12,372
	Miami University OH College & University Revenue	4.000%	9/1/2039	1,235	1,225
	Miami University OH College & University Revenue	5.000%	9/1/2041	4,930	4,939
	Miami University OH College & University Revenue	4.000%	9/1/2045	4,025	3,841
	Miami University OH College & University Revenue	5.250%	9/1/2051	2,500	2,621
	North Canton City School District GO	3.000%	11/1/2056	2,500	1,693
	North Ridgeville City School District GO	4.500%	12/1/2061	4,130	3,836
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2037	60	60

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2040	565	468
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	12,115	11,384
Ohio GO	5.000%	8/1/2026	1,480	1,480
Ohio GO	5.000%	5/1/2027	445	453
Ohio GO	5.000%	8/1/2027	9,760	9,992
Ohio GO	5.000%	9/15/2027	465	477
Ohio GO	5.000%	5/1/2028	1,165	1,212
Ohio GO	5.000%	11/1/2028	6,500	6,832
Ohio GO	5.000%	6/15/2029	6,000	6,375
Ohio GO	5.000%	9/15/2029	250	267
Ohio GO	5.000%	9/15/2030	5,000	5,411
Ohio GO	5.000%	11/1/2030	5,870	6,364
Ohio GO	5.000%	11/1/2031	3,050	3,343
Ohio GO	5.000%	9/1/2036	945	1,036
Ohio GO	5.000%	5/1/2044	5	5
Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	3,360	3,388
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2040	2,385	2,392
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	5,325	4,769
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2048	6,940	7,134
Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	6,610	6,820
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	2,040	1,563
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2049	3,800	3,717
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	4,250	4,095
Ohio Miscellaneous Revenue	5.000%	12/15/2027	7,000	7,221
Ohio Miscellaneous Revenue	5.000%	12/15/2028	10,220	10,764
Ohio Miscellaneous Revenue	5.000%	12/15/2029	10,000	10,699
Ohio State University College & University Revenue	5.000%	12/1/2034	425	469
Ohio State University College & University Revenue	5.000%	12/1/2035	520	570
Ohio State University College & University Revenue	2.500%	12/1/2051	1,000	631
Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	32,730	36,793
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	1,500	1,581
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	580	599
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	4,020	4,147
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	565	582
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	6,655	6,714
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	1,115	1,147
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	635	441
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	1,520	1,002
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	1,645	1,029
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	345	193
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	615	311
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	680	328
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	425	391
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	11,550	11,908
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	6,000	6,117
Ohio University College & University Revenue	5.000%	12/1/2044	3,805	3,836
Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	885	891
Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	2,340	2,421
Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	4,675	4,819
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	8,660	9,025
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	625	645
Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue	5.000%	12/1/2030	4,435	4,806
Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue	5.000%	12/1/2035	34,850	39,190
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	8,770	8,839
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	1,290	1,316
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	1,405	1,450
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	195	199
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	8,000	8,554
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	10,000	10,838
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	13,830	15,167
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	20,645	22,960
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	2,990	3,336
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	520	551
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	5,075	5,617
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	2,180	2,292
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2038	9,365	9,815
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	70	75
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	15	16
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	45	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	1,045	1,115
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2047	10	11
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	4,760	5,021
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	2,205	2,405
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2032	1,220	1,322
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2033	1,400	1,516
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	5,925	6,457
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	50	53
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	90	96
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	2,000	2,160
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	10	11
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	3,015	3,224
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,715	7,212
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	9,750	10,436
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2046	8,935	9,490
	Perry Local School District Stark County GO	3.000%	11/1/2055	4,050	2,747
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	6,060	6,065
	Shaker Heights City School District GO	5.250%	12/15/2059	2,520	2,597
[2]	Springboro Community City School District GO	5.250%	12/1/2061	1,000	1,031
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.250%	7/1/2055	2,000	2,022
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	495	507
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	2,250	2,159
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,000	2,156
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	4,645	4,717
	Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	1,140	1,176
[2]	Warrensville Heights City School District GO	5.000%	12/1/2044	515	515
	Wickliffe City School District GO	3.125%	12/1/2043	775	628
	Wickliffe City School District GO	3.250%	12/1/2056	1,300	924
	Willoughby-Eastlake City School District GO	4.000%	12/1/2050	1,000	850
					720,008
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public Schools Project)	5.000%	9/1/2028	990	992
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	5,500	5,554
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2031	10	10
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	585	546
	Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/2042	275	277
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	1,850	1,862
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,920	1,933
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	1,040	1,047
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	7,095	7,143
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	1,000	1,007
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	2,700	2,717
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	20	22
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	2,280	2,419
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,995	7,454
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	1,845	1,949
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,025	4,269
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2051	6,000	6,349
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	10,610	11,116
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	490	438
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	1,395	1,367
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	20	20
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/2027	500	501
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2029	5,685	6,013
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2030	6,625	7,104
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2031	5,870	6,368
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2032	6,735	7,374
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2033	6,285	6,940
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2034	20,465	22,721
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	3,445	3,673
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2028	2,020	2,099
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	5,800	6,104
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	4,235	4,564
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	5,250	5,708
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	7,500	8,213
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2056	6,000	6,279
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	377
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	390	394
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,025	1,059
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	2,620	2,791
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	4,285	4,746
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	17,495	16,743
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,095	3,317
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,705	3,958
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2044	10	11
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	2,905	2,648
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	8,695	8,720
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	8,730	8,022
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/2053	2,310	2,252
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	22,345	23,493
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	21,545	23,086
[1]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/2055	12,215	11,495
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2055	8,750	8,987
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/2051	10	10
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/2053	1,000	912
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	890	973
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	140	131
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2046	1,815	1,865
[2]	University of Oklahoma College & University Revenue	4.125%	7/1/2054	1,225	1,121
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2054	2,000	2,039
					281,342
Oregon (0.8%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,457
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	3,825	3,890
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	8,015	8,145
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2035	420	288
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	935	609
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	1,480	1,501
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2039	450	253
	Clackamas County School District No. 12 North Clackamas GO, Prere.	0.000%	6/15/2027	50	28
	Clackamas County School District No. 7J Lake Oswego GO	5.250%	6/1/2051	2,000	2,118
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/2030	1,780	1,667
[4]	Crook County OR GO, 5.000% coupon rate effective 6/1/2027	0.000%	12/1/2046	11,410	11,193
	Deschutes Public Library District GO	3.000%	6/1/2040	1,745	1,466
	Deschutes Public Library District GO	3.000%	12/1/2041	330	277
	Hillsboro School District No. 1J GO	5.000%	6/15/2038	530	537
	Lane County School District No. 52 Bethel GO	0.000%	6/15/2051	6,595	1,785
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/2036	2,975	1,930
	Multnomah County OR GO	5.000%	6/15/2027	50	51
	Multnomah County OR GO	5.000%	6/15/2028	190	198
	Multnomah County OR GO	5.000%	6/15/2029	4,625	4,916
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	725	740
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	510	531
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2039	3,075	3,376
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2040	20,260	22,124
	Multnomah County School District No. 1J Portland GO	4.000%	6/15/2041	3,205	3,132
	Multnomah County School District No. 1J Portland GO	3.500%	6/15/2044	260	224
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2046	5,000	5,291
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	15,075	4,182
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2028	5,820	6,049
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2029	20,285	21,494
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2032	3,385	3,731
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2033	11,630	12,950
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	3,875	4,286
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	1,245	1,370
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2036	2,265	2,478
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	1,690	1,838
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2038	1,310	1,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	1,150	1,236
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	1,390	1,488
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2042	11,225	11,919
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2043	3,031	3,204
	Oregon (Article XI-Q-State Project) GO	5.000%	5/1/2027	1,195	1,216
	Oregon City School District No. 62 GO	5.000%	6/15/2049	7,050	7,102
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	2,380	2,501
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	4,340	4,550
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	740	774
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	3,020	3,147
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	7,395	7,731
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	9,745	9,393
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	560	580
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/2047	1,435	1,512
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	5,000	5,542
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	3,630	3,896
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	5,450	5,828
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	4,155	4,410
	Oregon GO	5.000%	8/1/2029	2,340	2,392
	Oregon GO	5.000%	8/1/2041	7,040	7,045
	Oregon GO	5.000%	5/15/2050	8,225	8,399
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	2,700	2,116
	Oregon State Lottery Revenue	5.000%	4/1/2029	5,950	6,294
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,475	2,504
	Oregon State University College & University Revenue	5.000%	4/1/2036	1,675	1,890
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	5	4
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2042	9,665	10,518
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2043	10,915	11,825
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	4.000%	9/1/2047	725	690
	Portland Community College District GO	5.000%	6/15/2038	190	206
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/2029	1,600	1,531
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/2047	1,000	1,036
	Portland OR Water System Water Revenue	5.000%	5/1/2032	1,135	1,205
	Portland OR Water System Water Revenue	2.000%	5/1/2044	790	520
	Portland OR Water System Water Revenue	5.000%	5/1/2044	12,500	12,853
	Portland OR Water System Water Revenue	2.125%	5/1/2045	1,000	662
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2034	5,135	5,307
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	95	98
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	35	36
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2039	500	279
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	170	174
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2040	17,545	9,242
	Seaside School District No. 10 GO	0.000%	6/15/2037	500	313
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	9,145	9,375
	University of Oregon College & University Revenue	5.000%	4/1/2036	5,525	6,250
	University of Oregon College & University Revenue	5.000%	4/1/2045	5,760	6,138
	University of Oregon College & University Revenue	5.000%	4/1/2046	6,015	6,365
	University of Oregon College & University Revenue	3.500%	4/1/2052	5,000	3,909
[2]	University of Oregon College & University Revenue	3.500%	4/1/2052	10,515	8,291
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2044	5,435	5,771
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	5,000	5,289
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2046	10,040	10,555
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	120	122
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	1,115	1,132
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	3,000	1,901
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	4,650	2,783
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	6,000	3,392
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,695	4,118
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	5,000	2,528
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	2,000	1,000
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	1,500	587
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	39,245	13,274
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2053	5,100	5,248
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/2033	1,435	1,108
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2043	1,000	414
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2051	15,175	3,811
					405,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania (3.1%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2051	13,705	13,856
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2056	4,440	4,466
	Allegheny County Higher Education Building Authority College & University Revenue	4.500%	3/1/2050	9,950	9,407
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	3/1/2050	2,000	2,067
	Allegheny County PA GO	5.000%	11/1/2027	1,360	1,367
	Allegheny County PA GO	5.000%	11/1/2028	4,015	4,037
	Allegheny County PA GO	5.000%	11/1/2029	3,015	3,031
	Allegheny County PA GO	5.000%	11/1/2041	2,085	2,096
	Allegheny County PA GO	5.000%	12/1/2049	7,245	7,440
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2043	1,090	1,109
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,000	6,516
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	1,020	922
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	3,055	2,753
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	4,500	4,804
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	1,000	1,032
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2058	3,150	3,267
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/2042	1,000	961
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	1,420	1,486
	Capital Region Water Sewer Revenue	5.000%	7/15/2028	375	382
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2035	300	301
	Commonwealth of Pennsylvania COP	5.000%	7/1/2028	400	412
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	4,195	4,249
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	50	46
	Commonwealth of Pennsylvania GO	5.000%	8/1/2026	14,210	14,210
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	2,240	2,242
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	11,185	11,215
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	2,655	2,662
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	3,780	3,816
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	7,910	7,993
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	15,940	16,156
	Commonwealth of Pennsylvania GO	5.000%	5/15/2027	1,750	1,782
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	8,950	9,149
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	8,380	8,582
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	1,060	1,063
	Commonwealth of Pennsylvania GO	5.000%	10/1/2027	805	827
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	1,165	1,176
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	5,185	5,238
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	325	337
	Commonwealth of Pennsylvania GO	5.000%	4/1/2028	15,335	15,919
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	9,320	9,733
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	14,000	14,645
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	10,415	10,905
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	1,240	1,243
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	2,580	2,706
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	1,470	1,477
	Commonwealth of Pennsylvania GO	3.200%	3/1/2029	10,000	9,979
	Commonwealth of Pennsylvania GO	5.000%	4/1/2029	8,370	8,854
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	4,000	4,251
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	16,000	17,029
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	1,250	1,331
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	10,680	10,707
	Commonwealth of Pennsylvania GO	3.350%	3/1/2030	10,000	9,993
	Commonwealth of Pennsylvania GO	5.000%	4/1/2030	26,315	28,236
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	500	539
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	5,000	5,393
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	17,530	18,920
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	10,000	10,805
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	155	151
	Commonwealth of Pennsylvania GO	3.500%	3/1/2031	11,000	10,989
	Commonwealth of Pennsylvania GO	5.000%	4/1/2031	13,725	14,909
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	120	131
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	10,390	11,337
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	16,015	17,474
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	5,240	5,241
	Commonwealth of Pennsylvania GO	5.000%	10/1/2031	135	148
	Commonwealth of Pennsylvania GO	4.000%	2/15/2032	2,600	2,694
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	9,000	9,270
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	15,120	16,576
	Commonwealth of Pennsylvania GO	4.000%	5/15/2032	1,805	1,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	6,245	6,874
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	2,085	2,085
	Commonwealth of Pennsylvania GO	5.000%	10/1/2032	180	198
	Commonwealth of Pennsylvania GO	5.000%	4/1/2033	4,745	5,243
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	1,400	1,429
	Commonwealth of Pennsylvania GO	4.000%	5/15/2033	3,275	3,359
	Commonwealth of Pennsylvania GO	5.000%	8/15/2033	2,010	2,228
	Commonwealth of Pennsylvania GO	5.000%	8/15/2033	5,030	5,576
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	2,400	2,281
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	8,000	8,059
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	715	798
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	865	859
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	275	257
	Commonwealth of Pennsylvania GO	4.000%	3/1/2035	15,000	15,069
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	2,520	2,332
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	1,130	1,045
[1]	Commonwealth of Pennsylvania GO	3.125%	2/1/2036	395	369
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	6,470	6,485
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	7,475	6,795
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	2,575	2,810
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	3,345	3,030
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	4,820	5,215
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	155	155
	Commonwealth of Pennsylvania GO	3.000%	5/1/2037	3,240	2,892
	Commonwealth of Pennsylvania GO	5.000%	9/1/2037	40	43
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	5,000	5,016
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	5,200	5,166
	Commonwealth of Pennsylvania GO	5.000%	4/1/2038	15,000	16,639
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	3,500	3,067
	Commonwealth of Pennsylvania GO	5.000%	9/1/2038	180	195
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	145	155
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/2039	3,525	3,360
	Commonwealth of Pennsylvania GO	5.000%	4/1/2039	10,880	11,968
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	250	185
	Commonwealth of Pennsylvania GO	5.000%	9/1/2039	210	226
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	10,000	9,825
	Commonwealth of Pennsylvania GO	5.000%	4/1/2040	12,010	13,130
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	2,285	1,689
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	3,060	2,208
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	7,455	7,913
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	5,000	3,511
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	4,185	4,510
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	10,000	9,642
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	3,045	3,208
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	10,000	9,618
	Council Rock School District GO	2.100%	8/15/2043	1,000	659
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/2046	5,000	4,915
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2047	7,115	7,159
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	450	464
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	2,900	3,258
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2036	3,505	3,910
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	3,750	4,127
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	3,750	4,098
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	5,820	6,556
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2033	4,235	4,335
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	4,815	4,885
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	4,285	4,347
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	10,580	11,081
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/2034	1,010	892
	Haverford Township PA GO	4.000%	6/1/2030	445	447
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	400	392
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	3,000	3,025
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2048	1,700	1,701
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2049	1,000	844
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/2053	3,000	2,079
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	175	182
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	60	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	225	232
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2034	1,030	1,049
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	4,935	5,544
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2047	3,065	3,087
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	4.000%	8/1/2054	5,860	5,233
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2036	5,000	5,660
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	1,525	1,451
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/2041	10	10
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	550	411
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	300	302
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2048	14,000	14,158
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	2/15/2055	6,000	5,681
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	3,000	3,087
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	200	174
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	1,975	2,001
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	3,830	3,969
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	4,475	4,517
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	4,545	4,771
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	25	26
	Pennsylvania State University College & University Revenue	5.250%	9/1/2052	1,390	1,441
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	9,000	9,580
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	125	126
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	940	947
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,005	1,023
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	330	336
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2030	8,935	9,593
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	10,000	10,875
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,740	1,784
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	75	83
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	40	44
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	5,240	5,799
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,230	2,461
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	18,550	20,549
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	5,325	5,931
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	4,250	4,733
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	530	530
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,650	2,905
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	16,000	17,780
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,385	1,507
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,260	5,812
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2036	5,415	5,957
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	5,715	6,254
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	2,345	2,346
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	655	655
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,025	1,009
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,535	5,764
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	6,185	6,643
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	4,150	4,488
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	8,280	8,954
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	910	957
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,210	4,492
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	855	743
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	1,605	1,529
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	2,405	2,577
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	2,680	2,899
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,040	2,447
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,980	3,021
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	4,000	4,220
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,895	3,118
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	5,435	5,127
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	17,935	18,391
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	4,620	4,333
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	24,565	25,347
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,935	2,056
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	35	36
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,435	2,241
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,165	1,993
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	55	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	2,275	2,354
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	10,705	10,793
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,115	2,180
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	3,005	3,125
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	20	21
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	1,590	1,613
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	65	67
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	5,665	4,996
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	10,000	8,987
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	6,640	6,757
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	7,500	6,577
	Pennsylvania Turnpike Commission Highway Revenue	4.125%	12/1/2050	10,870	9,986
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	60	61
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	75	79
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	4,275	3,041
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	140	124
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	285	252
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	20	21
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	7,110	7,248
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	8,115	8,412
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	5,000	5,208
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2056	10,400	10,638
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	10,600	11,571
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	5,180	5,305
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	20	21
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	50	52
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	445	458
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	8,185	8,301
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	19,810	20,074
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/2051	9,465	6,719
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	5,830	5,151
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	1,150	986
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	6,415	6,473
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	12,045	12,109
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	2,000	2,076
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	14,485	14,689
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	5,010	4,414
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	2,165	2,196
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	6,845	7,013
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2042	330	302
	Philadelphia PA GO	5.000%	8/1/2026	5,235	5,235
	Philadelphia PA GO	5.000%	8/1/2026	1,000	1,000
	Philadelphia PA GO	5.000%	8/1/2026	1,450	1,450
	Philadelphia PA GO	5.000%	8/1/2029	10,255	10,862
	Philadelphia PA GO	5.000%	8/1/2030	2,755	2,955
	Philadelphia PA GO	5.000%	8/1/2031	3,315	3,591
	Philadelphia PA GO	5.000%	8/1/2032	1,205	1,318
	Philadelphia PA GO	5.000%	8/1/2033	3,835	4,233
	Philadelphia PA GO	5.000%	8/1/2034	3,500	3,889
	Philadelphia PA GO	5.000%	2/1/2039	3,125	3,238
	Philadelphia PA GO	5.000%	8/1/2041	1,045	1,119
	Philadelphia PA GO	5.000%	8/1/2042	5,000	5,320
	Philadelphia PA GO	5.250%	8/1/2044	6,730	7,257
	Philadelphia PA GO	5.250%	8/1/2045	2,500	2,683
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	940	983
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2029	3,000	3,189
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2030	6,110	6,590
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	3,435	3,854
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	6,060	6,532
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2042	190	192
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	1,480	1,508
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	165	169
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2046	50	51
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2047	18,000	18,113
[1]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/2048	11,665	11,530
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2048	1,105	1,116
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2049	1,415	1,435
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	5,000	5,266
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2052	3,700	3,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	3,250	3,421
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2053	6,310	6,352
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	4,755	4,928
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	4,785	4,830
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	180	180
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	15	14
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	6,780	6,964
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/2053	2,900	2,701
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	1,000	1,028
[1]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/2042	1,000	642
	School District of Philadelphia GO	5.000%	9/1/2026	3,025	3,030
[5]	School District of Philadelphia GO	5.000%	6/1/2027	375	381
	School District of Philadelphia GO	5.000%	9/1/2027	2,250	2,254
	School District of Philadelphia GO	5.000%	9/1/2027	5,970	6,099
	School District of Philadelphia GO	5.000%	9/1/2028	140	140
	School District of Philadelphia GO	5.000%	9/1/2028	11,130	11,590
	School District of Philadelphia GO	5.000%	9/1/2029	7,640	8,077
	School District of Philadelphia GO	5.000%	9/1/2030	5,640	5,650
	School District of Philadelphia GO	5.000%	9/1/2030	3,565	3,819
[1]	School District of Philadelphia GO	4.000%	9/1/2043	4,690	4,396
	School District of Philadelphia GO	5.000%	9/1/2043	1,650	1,679
[1]	School District of Philadelphia GO	3.000%	9/1/2044	455	363
	School District of Philadelphia GO	5.000%	9/1/2044	12,395	12,678
	School District of Philadelphia GO	4.000%	9/1/2046	4,495	4,090
	School District of Philadelphia GO	5.500%	9/1/2048	4,220	4,472
	School District of Philadelphia GO	5.500%	9/1/2051	5,000	5,353
	South Fayette Township PA GO	2.500%	12/1/2048	1,025	672
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	9,420	9,849
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	9,880	10,225
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	6,635	6,930
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	4,000	4,077
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	850	855
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	8,005	8,047
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	720	724
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,465	8,510
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	3,080	3,234
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	6,000	6,654
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	21,805	23,928
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2034	4,240	4,732
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2036	9,000	10,178
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/2054	3,670	3,171
					1,520,676
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2027	2,625	2,676
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2028	2,320	2,411
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2029	3,500	3,700
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2030	5,480	5,876
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2031	2,345	2,546
	Rhode Island GO	4.125%	8/1/2042	10,000	9,843
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	790	807
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2047	9,870	8,921
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2050	2,500	2,542
					39,322
South Carolina (0.6%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2049	2,500	2,562
	Charleston County SC GO	2.000%	11/1/2039	1,790	1,321
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	8,000	8,059
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	1,105	1,162
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	2,350	2,476
	Florence SC Combined Waterworks & Sewerage System Water Revenue	4.000%	9/1/2055	7,500	6,691
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	7,030	7,248
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	3,235	3,403
	Horry County SC School District GO	5.000%	3/1/2029	10,100	10,669
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	1,505	1,421
	Orangeburg County School District GO	5.000%	4/1/2050	13,225	13,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	1,420	1,427
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	3,140	3,118
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	8,485	9,279
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	4,830	4,685
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	3,375	3,611
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	1,320	1,252
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	200	164
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	4,500	4,260
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	5,280	4,978
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	6,465	6,095
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	1,100	1,171
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	10,010	9,406
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	30	31
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	145	150
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,450	3,636
	South Carolina Public Service Authority Electric Power & Light Revenue	4.125%	12/1/2044	3,475	3,299
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	1,115	1,155
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2045	2,535	2,664
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	1,260	1,308
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	2,620	2,378
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	8,795	7,982
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2047	6,000	6,426
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	2,595	2,652
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	65	67
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	1,255	1,094
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2051	2,310	2,337
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	16,635	14,375
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2052	7,200	7,635
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2054	1,645	1,672
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	8,440	8,691
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	7,800	8,192
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	11,255	9,591
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	230	215
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	1,130	1,131
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	275	275
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	2,315	2,317
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	785	786
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	675	679
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	210	210
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	260	261
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	7,690	7,696
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	370	372
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	1,130	1,131
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	1,515	1,522
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	755	755
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	100	100
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	575	575
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	735	738
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	1,000	1,001
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	1,785	1,790
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2046	130	130
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2050	1,910	1,889
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	4,340	4,287
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2056	880	746
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	6,975	6,778
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	1,160	1,216
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2036	3,215	3,567
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2050	1,250	1,285
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	2,505	2,606
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2051	4,925	5,018
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	2,100	2,134
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	10,000	10,083
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	240	241
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2027	195	200
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	16,920	17,744
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2032	7,000	7,298
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2037	1,190	1,211
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2038	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	11,115	11,270
	Spartanburg County School District No. 7 GO	5.000%	3/1/2048	4,445	4,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of South Carolina College & University Revenue	5.000%	5/1/2051	4,000	4,110
[3]	University of South Carolina College & University Revenue	5.250%	5/1/2056	2,780	2,897
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	105	109
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	1,170	1,038
					305,457
South Dakota (0.0%)
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/2026	2,400	2,410
Tennessee (0.7%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	155	160
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/2051	5,475	4,916
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,435	1,475
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,250	1,289
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/2059	1,000	1,005
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,750	1,797
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/2064	5,550	5,471
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2064	2,000	2,025
	Memphis TN GO	4.000%	6/1/2032	1,390	1,390
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	4.000%	12/1/2050	13,720	12,137
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	1,500	1,534
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2055	5,645	5,770
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	5,255	5,395
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	6,180	6,948
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2045	17,300	18,555
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2046	15,300	16,292
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	7,195	7,348
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	1,255	1,304
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	2,430	2,456
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	6,460	6,649
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,975	5,098
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	3,025	3,059
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	7,000	7,186
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2052	2,950	2,997
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2054	4,055	3,591
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	4,135	4,161
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	5,010	5,109
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2056	7,000	7,269
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	155	156
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2046	9,295	9,569
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	1,275	1,302
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	345	353
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	505	511
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	80	78
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	145	151
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	90	96
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	5,000	5,359
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	255	265
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	3,940	4,285
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	1,815	1,879
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	415	456
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	33,665	36,989
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	15,000	16,628
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	9,380	10,398
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	10,000	11,177
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	16,450	18,478
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2037	6,910	7,691
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2037	350	390
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2038	8,000	8,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2039	14,795	16,215
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	2,490	2,670
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	1,795	1,912
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	225	219
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	3,745	3,641
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	12,120	11,667
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	95	91
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2046	10	10
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2050	5,000	5,138
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	855	891
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,000	749
	Tennessee GO	5.000%	5/1/2031	1,050	1,148
	Tennessee GO	5.000%	5/1/2034	1,000	1,114
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2047	15,000	15,177
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	165	171
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2052	55	56
					337,515
Texas (12.0%)
	Alamo Community College District GO	5.000%	2/15/2027	7,030	7,117
	Alamo Community College District GO	5.000%	2/15/2028	865	895
	Alamo Community College District GO	5.000%	2/15/2030	570	609
	Alamo Community College District GO	4.750%	8/15/2050	6,950	6,914
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2030	330	331
[12]	Aldine Independent School District GO	5.000%	2/15/2042	415	418
[12]	Aldine Independent School District GO	5.000%	2/15/2043	50	51
[12]	Aldine Independent School District GO	5.000%	2/15/2045	1,650	1,659
[12]	Aldine Independent School District GO	4.000%	2/15/2049	11,755	10,751
[12]	Aldine Independent School District GO	4.375%	2/15/2051	3,000	2,876
[12]	Aldine Independent School District GO	4.000%	2/15/2054	4,200	3,713
[12]	Aldine Independent School District GO	4.500%	2/15/2056	7,400	7,063
[12]	Aledo Independent School District GO	4.000%	2/15/2045	3,600	3,347
[12]	Allen Independent School District GO	5.000%	2/15/2027	7,710	7,807
[12]	Alvin TX Independent School District GO	5.000%	2/15/2030	1,040	1,112
[12]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,083
[12]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,093
[12]	Alvin TX Independent School District GO	5.000%	2/15/2033	1,000	1,104
[12]	Alvin TX Independent School District GO	5.250%	2/15/2050	9,905	10,411
[12]	Argyle Independent School District GO	2.125%	8/15/2045	2,095	1,387
[12]	Argyle Independent School District GO	5.000%	8/15/2047	15	15
[12]	Argyle Independent School District GO	4.000%	8/15/2053	1,650	1,451
[12]	Argyle Independent School District GO	5.250%	8/15/2055	3,655	3,820
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2027	7,145	7,220
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2028	11,050	11,241
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	7,590	7,030
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	5,055	4,687
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/2046	6,000	4,505
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	9,980	8,986
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2049	6,000	5,288
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	205	146
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	3,045	2,763
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2052	1,000	863
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2052	20	20
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2054	6,265	5,308
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2054	95	65
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	3,500	3,069
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2055	1,500	1,431
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2057	3,050	3,052
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2060	2,000	1,888
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	195	177
[12]	Aubrey Independent School District GO	4.000%	2/15/2047	13,070	12,020
[12]	Aubrey Independent School District GO	4.000%	2/15/2052	10,000	8,866
	Austin Community College District GO	4.000%	8/1/2040	915	858
	Austin Community College District GO	4.000%	8/1/2045	22,765	20,622
	Austin Community College District GO	5.000%	8/1/2048	2,225	2,296
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2033	405	406
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2042	1,005	904
[12]	Austin Independent School District GO	5.000%	8/1/2040	125	132
[12]	Austin Independent School District GO	5.000%	8/1/2041	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Austin Independent School District GO	5.000%	8/1/2042	3,020	3,181
[12]	Austin Independent School District GO	4.000%	8/1/2044	5	5
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,105	1,108
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2051	2,500	2,558
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2056	3,500	3,558
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2041	3,500	3,740
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	3,000	3,193
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	2,065	2,113
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	15	15
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	5,020	5,286
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2048	10,740	11,062
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	13,165	13,373
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	5,000	5,148
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	3,840	3,988
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2055	16,060	16,432
	Austin TX GO	5.000%	9/1/2026	3,840	3,847
	Austin TX GO	5.000%	9/1/2027	10,325	10,591
	Austin TX GO	5.000%	9/1/2031	2,500	2,724
	Austin TX GO	5.000%	9/1/2034	3,205	3,570
	Austin TX GO	5.000%	9/1/2034	2,500	2,785
	Austin TX GO	5.000%	9/1/2035	2,000	2,232
	Austin TX GO, ETM	5.000%	9/1/2026	660	661
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	510	535
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	480	485
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	85	87
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2049	2,230	2,295
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	6,495	6,595
[12]	Azle Independent School District GO	4.000%	2/15/2049	4,430	4,046
[12]	Azle Independent School District GO	4.000%	2/15/2054	8,715	7,709
[12]	Bastrop Independent School District GO	5.000%	2/15/2048	11,030	11,333
[12]	Belton Independent School District GO	4.000%	2/15/2052	1,925	1,712
	Bexar County Hospital District GO	4.250%	2/15/2052	5,000	4,538
	Bexar County TX GO	3.000%	6/15/2041	1,500	1,210
	Bexar County TX GO	4.000%	6/15/2046	3,955	3,620
	Birdville Independent School District GO	4.000%	2/15/2048	10,440	9,283
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,440	3,443
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,285	3,288
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	1,680	1,681
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	7,835	7,841
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	1,725	1,726
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	2,100	2,151
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	365	381
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	5,015	5,327
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	11,270	12,144
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	17,655	19,248
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	3,990	4,350
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	440	480
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	12,505	13,633
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	2,110	2,300
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	4,390	4,833
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	300	316
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	5,810	6,364
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	4,490	4,987
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	5,160	5,420
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	3,795	4,134
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	13,515	15,092
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	775	861
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	10,000	11,218
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	105	117
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	5,000	5,620
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	2,795	3,065
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	4,035	4,498
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	14,700	16,523
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	575	622
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	3,260	3,574
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	1,325	1,425
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	2,145	2,296
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	15,250	16,548
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	4,820	5,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,285	8,951
	Board of Regents of the University of Texas System College & University Revenue	2.375%	8/15/2043	8,500	6,170
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	3,985	4,186
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	8,395	9,030
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	470	397
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2044	6,000	5,713
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2044	30	28
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2044	1,000	1,063
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/2046	1,070	705
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2047	1,250	1,354
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	870	931
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	11,610	9,269
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	1,100	691
	Brazoria County TX GO	3.000%	3/1/2039	1,010	846
	Brazoria County TX GO	3.000%	3/1/2040	1,000	824
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2054	2,055	2,132
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2060	12,445	12,980
[12]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/2051	5	3
[12]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/2053	10,105	8,978
[12]	Carrollton-Farmers Branch Independent School District GO	5.250%	2/15/2055	3,505	3,650
[12]	Celina Independent School District GO	2.250%	2/15/2046	1,025	683
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,630	2,591
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,085	913
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	110	104
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	5,000	5,102
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	2,265	1,704
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	2,155	2,203
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	16,200	14,327
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	3,560	3,126
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,450	9,440
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	6,740	6,304
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	2,125	1,913
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	4,655	5,043
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	4,000	4,375
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	19,495	21,266
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	18,090	19,847
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	200	220
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	7,555	8,278
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	5,000	5,432
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	9,130	9,898
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	9,920	10,696
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	10,845	11,670
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	5,080	5,442
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	7,670	8,201
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	5,110	5,287
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	6,040	6,413
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	180	146
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	4,480	4,713
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	175	183
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	4,830	5,099
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/2049	24,425	25,494
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/2055	4,705	4,863
[12]	Clear Creek Independent School District GO	5.000%	2/15/2034	3,000	3,337
[12]	Clear Creek Independent School District GO	5.000%	2/15/2035	2,045	2,286
[12]	Clear Creek Independent School District GO	5.000%	2/15/2037	7,220	7,816
[12]	Cleburne Independent School District GO	5.000%	2/15/2041	420	420
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,000	2,797
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	2,770	2,578
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	16,525	15,553
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2045	3,000	2,740
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	2,500	2,266
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	8,855	7,940
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2049	4,800	4,939
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2049	6,700	5,947
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	2,000	1,789
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2050	5,340	4,713
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2050	3,000	3,057
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2053	1,500	1,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2054	6,280	5,422
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2055	4,000	4,025
	Collin County Community College District GO	5.000%	8/15/2033	1,090	1,142
	Collin County Community College District GO	3.000%	8/15/2040	1,000	820
[12]	Comal Independent School District GO	3.000%	2/15/2038	3,000	2,712
[12]	Comal Independent School District GO	4.000%	2/1/2042	7,135	6,818
[12]	Comal Independent School District GO	4.000%	2/1/2043	2,175	2,063
[12]	Comal Independent School District GO	2.625%	2/1/2047	5,000	3,523
[12]	Conroe Independent School District GO	5.000%	2/15/2029	330	348
[12]	Conroe Independent School District GO	5.000%	2/15/2041	145	156
[12]	Conroe Independent School District GO	5.000%	2/15/2043	55	58
[12]	Conroe Independent School District GO	5.000%	2/15/2044	5	5
[12]	Conroe Independent School District GO	5.000%	2/15/2044	2,010	2,127
[12]	Conroe Independent School District GO	5.000%	2/15/2045	9,355	9,859
[12]	Conroe Independent School District GO	5.000%	2/15/2046	55	58
[12]	Conroe Independent School District GO	2.650%	2/15/2047	1,000	708
[12]	Conroe Independent School District GO	4.000%	2/15/2050	40	36
[12]	Conroe Independent School District GO	4.250%	2/15/2050	100	95
[12]	Conroe Independent School District GO	4.500%	2/15/2051	8,050	7,835
[12]	Corpus Christi Independent School District GO	4.125%	8/15/2053	4,375	4,005
[12]	Corpus Christi Independent School District GO	4.000%	8/15/2054	1,000	887
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/2040	1,370	1,102
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2049	10,115	10,255
[1]	Corpus Christi TX Utility System Water Revenue	5.250%	7/15/2050	6,000	6,253
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/2054	5,000	4,378
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2055	5,250	5,313
[12]	Corsicana Independent School District GO	5.000%	2/15/2056	19,730	20,202
[12]	Crowley Independent School District GO	5.000%	2/1/2048	12,820	13,173
[12]	Crowley Independent School District GO	5.000%	2/1/2049	9,060	9,313
[12]	Crowley Independent School District GO	5.250%	2/1/2050	4,615	4,837
[12]	Crowley Independent School District GO	5.250%	2/1/2053	10,000	10,337
[12]	Crowley Independent School District GO	4.250%	2/1/2054	10,030	9,366
[12]	Crowley Independent School District GO	5.250%	2/1/2056	10,395	10,799
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	3,155	3,193
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	4,235	4,286
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	5,000	5,169
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	5,070	5,425
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	13,260	14,547
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2035	325	299
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	25	21
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	1,450	1,380
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	5,360	4,941
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	390	412
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	295	315
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	3,735	4,019
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	630	689
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2033	2,000	2,111
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	5,000	3,670
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	20,020	20,474
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	6,800	5,949
	Dallas College GO	4.000%	2/15/2028	730	735
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	100	101
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	1,950	1,961
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	5,910	5,943
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,420	1,459
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	990	1,037
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	3,660	3,892
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	460	502
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	75	80
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	2,650	2,828
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	3,625	3,869
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	165	181
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	190	211
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	1,875	1,899
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	1,630	1,645
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	625	631
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	60	65
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2037	5,000	5,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	3,050	3,280
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	7,875	8,425
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	4,555	4,389
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	2,535	2,699
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	15,150	14,481
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,725	5,940
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,000	5,284
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	16,400	15,306
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	16,230	15,168
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	65	68
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	6,620	5,888
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2050	5,010	5,231
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2056	3,000	3,104
[12]	Dallas Independent School District GO	5.000%	2/15/2029	9,000	9,496
[12]	Dallas Independent School District GO	5.000%	2/15/2030	8,795	9,410
[12]	Dallas Independent School District GO	3.000%	2/15/2035	765	699
[12]	Dallas Independent School District GO	3.000%	2/15/2036	1,275	1,142
[12]	Dallas Independent School District GO	5.000%	2/15/2038	2,930	3,213
[12]	Dallas Independent School District GO	2.000%	2/15/2043	1,000	673
[12]	Dallas Independent School District GO	5.000%	2/15/2043	7,395	7,864
[12]	Dallas Independent School District GO	5.000%	2/15/2044	10	11
[12]	Dallas Independent School District GO	5.000%	2/15/2045	5,000	5,284
[12]	Dallas Independent School District GO	4.250%	2/15/2046	2,500	2,416
[12]	Dallas Independent School District GO	4.250%	2/15/2047	2,500	2,396
[12]	Dallas Independent School District GO	5.000%	2/15/2048	400	412
[12]	Dallas Independent School District GO	5.000%	2/15/2050	5,000	5,157
[12]	Dallas Independent School District GO	4.000%	2/15/2053	3,500	3,109
[12]	Dallas Independent School District GO	4.000%	2/15/2054	4,585	4,049
[12]	Dallas Independent School District GO	4.000%	2/15/2055	15,000	13,193
[12]	Dallas Independent School District GO	5.000%	2/15/2056	5,000	5,104
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2027	3,220	3,255
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2028	2,025	2,087
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2029	1,405	1,467
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2030	1,405	1,485
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2030	37,660	39,766
[12]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/2027	585	592
	Dallas TX GO	5.000%	2/15/2027	7,610	7,704
	Dallas TX GO	5.000%	2/15/2027	6,000	6,074
	Dallas TX GO	5.000%	2/15/2028	4,015	4,156
	Dallas TX GO	5.000%	2/15/2028	10,000	10,350
	Dallas TX GO	5.000%	2/15/2029	2,465	2,593
	Dallas TX GO	5.000%	2/15/2031	10,815	11,695
	Dallas TX GO	5.000%	2/15/2032	500	546
[1]	Dallas TX GO	3.000%	2/15/2033	695	665
[1]	Dallas TX GO	3.125%	2/15/2035	100	93
[1]	Dallas TX GO	3.250%	2/15/2037	235	212
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2027	4,430	4,438
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	2,570	2,579
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	1,115	1,119
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	1,220	1,224
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2034	295	296
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	10,000	10,000
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	3,000	2,809
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	60	56
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	2,905	2,724
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	13,865	14,254
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2046	100	75
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	6,160	5,525
[3]	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2055	9,910	10,157
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2045	550	512
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2047	13,305	12,169
[12]	Denison Independent School District GO	4.000%	8/1/2053	640	569
[12]	Denton Independent School District GO	5.000%	8/15/2035	5,770	6,349
[12]	Denton Independent School District GO	5.000%	8/15/2036	1,560	1,703
[12]	Denton Independent School District GO	5.000%	8/15/2037	2,305	2,498
[12]	Denton Independent School District GO	5.000%	8/15/2038	3,490	3,757
[12]	Denton Independent School District GO	5.000%	8/15/2039	4,820	5,142
[12]	Denton Independent School District GO	5.000%	8/15/2040	8,080	8,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Denton Independent School District GO	5.000%	8/15/2041	10,610	11,229
[12]	Denton Independent School District GO	5.000%	8/15/2042	15	16
[12]	Denton Independent School District GO	5.000%	8/15/2043	1,555	1,636
[12]	Denton Independent School District GO	2.000%	8/15/2048	170	100
[12]	Denton Independent School District GO	5.000%	8/15/2048	6,655	6,868
[12]	Denton Independent School District GO	5.000%	8/15/2053	26,950	27,509
[12]	Denton Independent School District GO PUT	4.000%	8/15/2028	4,695	4,774
[12]	Denton Independent School District GO PUT	4.000%	8/15/2030	2,240	2,297
	Denton TX GO	5.000%	2/15/2027	8,465	8,568
	Denton TX GO	2.000%	2/15/2039	1,400	1,015
[12]	DeSoto Independent School District GO	5.000%	8/15/2042	8,555	9,076
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	5,075	4,473
[12]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/2051	5,025	3,021
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2054	2,500	2,193
[12]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2055	5,190	5,314
[12]	Eagle Pass Independent School District GO	5.000%	8/15/2051	4,560	4,718
[12]	Eagle Pass Independent School District GO	5.000%	8/15/2056	7,165	7,326
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.250%	8/15/2049	3,700	3,852
[1]	East Montgomery County Improvement District Sales Tax Revenue	4.250%	8/15/2054	14,160	12,666
	Ector County TX GO	4.000%	2/15/2047	6,110	5,626
	Ector County TX GO	5.000%	2/15/2050	8,315	8,548
[12]	El Paso Independent School District GO	4.000%	8/15/2043	9,890	9,398
[12]	El Paso Independent School District GO	4.000%	8/15/2045	455	426
[12]	El Paso Independent School District GO	4.000%	8/15/2048	13,165	12,107
[12]	El Paso Independent School District GO, Prere.	4.000%	8/15/2029	5	5
	El Paso TX GO	5.000%	8/15/2031	4,000	4,347
	El Paso TX GO	5.000%	8/15/2032	3,695	4,050
	El Paso TX GO	4.000%	8/15/2041	30	28
	El Paso TX GO	5.000%	8/15/2042	1,235	1,236
	El Paso TX GO	4.000%	8/15/2044	1,495	1,379
	El Paso TX GO	3.000%	8/15/2047	2,990	2,223
	El Paso TX GO	4.000%	8/15/2047	1,270	1,132
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	665	669
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/2039	1,255	909
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	14,000	12,838
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2048	5,215	4,631
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	4,485	4,655
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	5,000	5,200
[12]	Farmersville Independent School District GO	5.250%	2/15/2055	9,500	9,892
[12]	Forney Independent School District GO	2.000%	2/15/2040	1,835	1,305
[12]	Forney Independent School District GO	4.000%	8/15/2047	9,010	8,259
[12]	Forney Independent School District GO	5.000%	8/15/2048	5	5
[12]	Forney Independent School District GO	2.000%	2/15/2051	10,000	5,582
[12]	Forney Independent School District GO	4.000%	8/15/2052	8,025	7,068
[12]	Forney Independent School District GO	4.000%	8/15/2053	15,300	13,436
[2]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/2040	250	176
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/2048	1,130	1,153
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/2053	15,580	15,767
	Fort Bend County TX GO	5.250%	3/1/2053	1,645	1,715
[1]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2055	6,400	6,610
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/2036	500	392
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	5,020	3,343
[12]	Fort Bend Independent School District GO	4.250%	8/15/2054	15,000	13,776
[12]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	7,050	7,050
[12]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	2,975	3,003
[12]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	11,420	11,575
[12]	Fort Bend Independent School District GO PUT	3.125%	8/1/2029	12,685	12,627
[12]	Fort Worth Independent School District GO	4.000%	2/15/2048	1,565	1,443
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/2053	465	423
[12]	Frenship Independent School District GO	3.000%	2/15/2041	1,240	1,025
[12]	Frenship Independent School District GO	5.000%	2/15/2055	4,480	4,565
[12]	Frisco Independent School District GO	5.000%	2/15/2027	4,000	4,045
[12]	Frisco Independent School District GO	5.000%	2/15/2030	3,180	3,398
[12]	Frisco Independent School District GO	5.000%	2/15/2031	4,750	5,141
[12]	Frisco Independent School District GO	5.000%	2/15/2033	4,960	5,468
[12]	Frisco Independent School District GO	5.000%	2/15/2034	5,500	6,107
[12]	Frisco Independent School District GO	5.000%	8/15/2036	2,245	2,323
[12]	Frisco Independent School District GO	3.500%	2/15/2037	5,000	4,697
[12]	Frisco Independent School District GO	4.000%	2/15/2051	1,580	1,423
[12]	Galveston Independent School District GO	4.000%	2/1/2047	1,520	1,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Garland Independent School District GO	5.000%	2/15/2033	1,025	1,131
[12]	Garland Independent School District GO	5.000%	2/15/2034	4,450	4,880
[12]	Garland Independent School District GO	5.000%	2/15/2035	3,180	3,467
[12]	Garland Independent School District GO	5.000%	2/15/2037	3,895	4,191
[12]	Garland Independent School District GO	5.000%	2/15/2038	5,135	5,504
[12]	Garland Independent School District GO	5.000%	2/15/2039	595	634
[12]	Garland Independent School District GO	5.000%	2/15/2040	3,730	3,963
[12]	Garland Independent School District GO	5.000%	2/15/2041	14,060	14,874
[12]	Garland Independent School District GO	5.000%	2/15/2042	4,190	4,415
[12]	Garland Independent School District GO	5.000%	2/15/2043	3,620	3,803
[12]	Garland Independent School District GO	5.000%	2/15/2048	17,310	17,825
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	400	412
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	2,440	2,099
[12]	Georgetown Independent School District GO	5.250%	2/15/2055	6,755	7,048
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2053	4,950	5,156
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2056	3,435	3,503
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2042	40	42
[1]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/2047	120	112
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2034	3,615	3,712
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,990	3,067
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	85	87
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	75	77
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	1,050	1,074
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	6,590	6,698
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	14,785	13,484
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	1,350	1,399
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	28,390	28,720
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2048	50	52
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	15,910	13,905
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	20	14
[2]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	1,000	691
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	13,050	13,391
	Grayson County TX Junior College District GO	4.000%	2/15/2049	6,455	5,710
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/2048	5,020	5,160
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2049	9,720	9,850
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/2053	2,650	2,339
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2054	4,020	3,658
[12]	Greenville Independent School District GO	4.500%	2/15/2056	3,500	3,405
[2]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/2046	400	259
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2054	5,590	5,650
[12]	Greenwood Independent School District GO	5.000%	2/15/2049	2,460	2,512
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	4,980	4,388
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	2,000	2,127
[12]	Hallsville TX Independent School District GO	3.000%	2/15/2038	2,975	2,622
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	6,345	6,740
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	750	742
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	8,160	8,512
	Harris County Flood Control District GO	4.000%	10/1/2045	5,730	5,245
	Harris County Flood Control District GO	4.250%	10/1/2047	4,635	4,383
	Harris County Flood Control District GO	4.000%	9/15/2048	5,630	5,049
	Harris County Hospital District GO	5.000%	2/15/2045	15	16
	Harris County Hospital District GO	5.000%	2/15/2045	10	11
	Harris County Hospital District GO	5.000%	2/15/2046	4,400	4,629
	Harris County Hospital District GO	5.250%	2/15/2050	20	21
	Harris County TX GO	5.000%	9/15/2026	5,200	5,214
	Harris County TX GO	5.000%	10/1/2026	1,085	1,089
	Harris County TX GO	5.000%	9/15/2027	4,000	4,101
	Harris County TX GO	4.000%	9/15/2049	7,370	6,612
[3]	Harris County TX GO	5.000%	9/15/2051	2,000	2,054
	Harris County TX GO	5.000%	9/15/2054	8,390	8,539
[3]	Harris County TX GO	4.500%	9/15/2056	2,000	1,898
[3]	Harris County TX GO	5.000%	9/15/2056	1,000	1,018
[3]	Harris County TX GO	5.000%	9/15/2056	2,000	2,037
[3]	Harris County TX GO	5.250%	9/15/2056	2,000	2,085
	Harris County TX Highway Revenue	5.000%	8/15/2028	665	666
	Harris County TX Highway Revenue	5.000%	8/15/2030	1,405	1,407
	Harris County TX Highway Revenue	5.000%	8/15/2031	370	370
	Harris County TX Highway Revenue	5.000%	8/15/2032	340	340
	Harris County TX Highway Revenue	5.000%	8/15/2033	2,210	2,212
	Harris County TX Highway Revenue	5.000%	8/15/2036	140	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX Highway Revenue	5.000%	8/15/2041	10	10
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	5,020	5,325
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	3,060	3,291
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	3,450	3,553
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	3,115	3,404
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2037	7,600	8,282
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	6,245	6,762
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	1,160	1,176
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	45	47
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	20,000	18,149
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	9,675	8,411
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	940	823
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	8,745	7,435
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	10,015	10,399
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	13,160	13,237
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	10,410	10,687
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	13,490	14,085
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	6,340	6,716
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	8,755	9,385
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	13,005	13,950
[1,5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,325	1,488
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	30	21
[12]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	10,930	11,225
[12]	Hays Consolidated Independent School District GO	5.250%	2/15/2050	21,900	22,939
[12]	Hays Consolidated Independent School District GO	5.250%	2/15/2055	9,000	9,397
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	1,945	445
	Hidalgo County TX GO	4.000%	8/15/2043	4,555	4,213
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	26,770	29,771
[12]	Houston Independent School District GO	5.000%	2/15/2027	960	972
[12]	Houston Independent School District GO	5.000%	2/15/2028	3,500	3,542
[12]	Houston Independent School District GO	5.000%	2/15/2028	10,950	11,322
[12]	Houston Independent School District GO	4.000%	2/15/2033	395	396
[12]	Houston Independent School District GO	5.000%	2/15/2034	5,660	6,328
	Houston Independent School District GO PUT	5.000%	7/15/2028	9,520	9,869
[12]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	105	106
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	5,380	5,592
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,565	3,696
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	595	652
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	100	103
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	5,095	5,220
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	100	102
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	2,500	2,576
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2030	2,000	2,159
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	12,960	13,857
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	1,580	1,684
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	10,000	11,067
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	5,590	6,186
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	4,020	4,393
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,310	1,311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	1,080	1,095
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	355	363
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	7,970	7,975
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2045	50	46
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	60	62
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	250	180
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	11,000	9,600
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2049	5	5
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	5	5
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	5,000	5,179
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2026	18,015	17,842
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2027	1,395	1,341
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	1,230	1,146
[1]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/2032	360	411
	Houston TX GO	5.000%	3/1/2027	1,820	1,845
	Houston TX GO	5.000%	3/1/2028	475	476
	Houston TX GO	5.000%	3/1/2028	3,250	3,294
	Houston TX GO	5.000%	3/1/2028	1,365	1,416
	Houston TX GO	5.000%	3/1/2029	1,120	1,133
	Houston TX GO	5.000%	3/1/2029	8,745	9,188
	Houston TX GO	5.000%	3/1/2029	1,500	1,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	5.000%	3/1/2030	3,815	4,066
	Houston TX GO	5.000%	3/1/2031	6,215	6,702
	Houston TX GO	5.000%	3/1/2034	770	841
	Houston TX GO	5.000%	3/1/2035	4,600	5,099
	Houston TX GO	5.250%	3/1/2040	10	11
	Houston TX GO	5.000%	3/1/2042	20	21
	Houston TX GO	5.000%	3/1/2043	215	226
	Houston TX GO	5.250%	3/1/2043	1,235	1,312
	Houston TX GO	5.250%	3/1/2049	17,350	18,192
	Houston TX GO	4.125%	3/1/2051	8,200	7,291
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2039	2,500	2,670
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2040	3,015	3,199
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2041	3,500	3,698
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	2,635	2,768
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	3,450	3,598
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	8,280	2,565
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	1,045	1,088
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	5,400	5,581
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	1,000	1,031
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	5,950	6,305
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	20,850	21,924
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	3,000	3,143
[12]	Humble Independent School District GO	5.000%	2/15/2047	850	876
[12]	Humble Independent School District GO	4.000%	2/15/2054	5,935	5,246
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,445	5,308
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	2,540	2,446
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	3,140	3,332
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	9,265	8,348
[12]	Hutto Independent School District GO	5.000%	8/1/2048	3,180	3,297
[12]	Hutto Independent School District GO	5.000%	8/1/2049	10,080	10,462
[2]	Hutto TX GO	4.125%	8/1/2049	125	112
[2]	Hutto TX GO	4.250%	8/1/2054	11,215	10,113
[12]	Irving Independent School District GO	5.000%	2/15/2039	700	747
[12]	Irving Independent School District GO	5.000%	2/15/2040	1,615	1,716
[12]	Irving Independent School District GO	5.000%	2/15/2041	6,780	7,172
[12]	Irving Independent School District GO	5.000%	2/15/2042	100	106
[12]	Irving Independent School District GO	5.000%	2/15/2043	4,345	4,578
	Irving TX GO	5.000%	9/15/2029	1,525	1,592
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	2,270	1,994
[12]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/2040	1,070	761
[12]	Joshua Independent School District GO	4.000%	8/15/2049	9,590	8,660
[12]	Judson Independent School District GO	4.000%	2/1/2041	1,205	1,142
[12]	Judson Independent School District GO	4.000%	2/1/2049	1,150	1,052
[12]	Judson Independent School District GO	5.000%	2/1/2049	7,090	7,338
[12]	Judson Independent School District GO	4.000%	2/1/2053	5,170	4,590
[12]	Judson Independent School District GO	5.000%	2/1/2053	6,235	6,378
[12]	Katy Independent School District GO	5.000%	2/15/2027	9,625	9,738
[12]	Katy Independent School District GO	5.000%	2/15/2028	9,265	9,585
[12]	Katy Independent School District GO	4.000%	2/15/2045	5,000	4,709
[12]	Katy Independent School District GO	5.000%	2/15/2048	10,075	10,337
[12]	Katy Independent School District GO	4.000%	2/15/2049	2,215	2,014
[12]	Katy Independent School District GO	3.000%	2/15/2051	55	39
[12]	Katy Independent School District GO	4.000%	2/15/2052	1,005	890
[12]	Katy Independent School District GO	4.000%	2/15/2053	405	356
[12]	Katy Independent School District GO	4.750%	2/15/2055	5,000	4,948
[12]	Killeen Independent School District GO	3.000%	2/15/2044	1,835	1,439
[12]	Klein Independent School District GO	5.000%	8/1/2029	4,045	4,290
[12]	Klein Independent School District GO	5.000%	2/1/2039	2,635	2,714
[12]	Klein Independent School District GO	4.000%	8/1/2040	17,765	17,288
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	15	14
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	8,630	7,676
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	16,925	15,537
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	3,575	3,174
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	5,450	5,598
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	2,745	1,939
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	8,475	8,615
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2054	4,365	3,858
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	40	27
[12]	Lamar Consolidated Independent School District GO	4.500%	2/15/2056	3,680	3,535
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2058	3,175	3,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	13,900	14,537
[12]	Lamar Consolidated Independent School District GO	5.250%	2/15/2059	7,210	7,438
[12]	Lamar Consolidated Independent School District GO	5.250%	2/15/2061	590	613
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	10,155	8,767
	Laredo TX Waterworks & Sewer System Water Revenue	4.250%	3/1/2052	1,510	1,358
[12]	Leander Independent School District GO	0.000%	8/16/2042	1,655	771
[12]	Leander Independent School District GO	0.000%	8/16/2044	10,000	4,181
[12]	Leander Independent School District GO	5.000%	2/15/2048	3,000	3,100
[12]	Leander Independent School District GO	5.000%	8/15/2052	10,000	10,166
[12]	Leander Independent School District GO	5.000%	8/15/2055	10	10
[12]	Lewisville Independent School District GO	4.000%	8/15/2026	565	565
[12]	Lewisville Independent School District GO	4.000%	8/15/2027	4,340	4,344
[12]	Lewisville Independent School District GO	5.000%	8/15/2029	1,215	1,290
[12]	Lewisville Independent School District GO	5.000%	8/15/2036	295	322
[12]	Lewisville Independent School District GO	5.000%	8/15/2039	120	129
[12]	Lewisville Independent School District GO	5.000%	8/15/2040	10	11
[12]	Lewisville Independent School District GO	5.000%	8/15/2043	4,000	4,223
[12]	Lewisville Independent School District GO	5.000%	8/15/2044	100	105
[12]	Liberty Hill Independent School District GO	4.000%	2/1/2046	1,000	933
[12]	Liberty Hill Independent School District GO	4.375%	2/1/2047	5,000	4,841
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2052	620	630
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2054	80	82
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2058	6,505	6,615
[12]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,135	5,138
	Lone Star College System GO	5.000%	8/15/2042	1,405	1,412
	Lone Star College System GO	2.375%	2/15/2051	120	73
[12]	Longview Independent School District GO	4.000%	2/15/2049	1,975	1,806
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2029	2,145	2,259
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	7,990	7,754
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	5,000	5,345
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	4,750	5,056
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.250%	5/15/2050	3,500	3,646
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2055	2,400	2,434
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.500%	5/15/2055	2,505	2,657
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	3,000	3,084
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	9,100	9,771
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	1,490	1,517
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	3,110	3,326
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,100	3,347
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,560	1,712
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2040	100	96
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	5,065	5,130
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,705	1,718
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	1,710	1,749
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	2,770	2,828
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	305	310
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	205	207
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	6,245	6,467
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2048	2,525	2,662
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	5,070	4,240
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	10	10
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	25	25
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	1,790	1,815
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	4,000	4,066
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	4,700	4,761
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	20	20
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	4,885	4,969
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	7,395	7,623
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	13,725	14,336
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	13,760	14,164
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2056	14,000	14,431
[12]	Lubbock Independent School District GO	4.500%	2/15/2055	2,125	2,034
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	13,145	11,740
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	5,025	4,334
[12]	Mabank Independent School District GO	4.000%	8/15/2049	6,250	5,669
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	125	114
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	6,570	5,983
[12]	Mansfield Independent School District GO	5.000%	2/15/2050	1,000	1,034
[12]	Mansfield Independent School District GO	4.000%	2/15/2054	5,500	4,885
[12]	Mansfield Independent School District GO	5.250%	2/15/2055	3,095	3,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Medina Valley Independent School District GO	4.000%	2/15/2053	4,590	4,059
[12]	Medina Valley Independent School District GO	5.250%	2/15/2055	250	262
[12]	Medina Valley Independent School District GO	5.250%	2/15/2060	5,130	5,324
[12]	Melissa Independent School District GO	4.000%	2/1/2049	15,350	13,865
[12]	Melissa Independent School District GO	4.000%	2/1/2054	3,960	3,479
[12]	Mesquite Independent School District GO	5.000%	8/15/2044	7,510	8,001
[12]	Mesquite Independent School District GO	5.000%	8/15/2046	10	11
[12]	Mesquite Independent School District GO	5.250%	8/15/2047	30	32
[12]	Mesquite Independent School District GO	4.500%	8/15/2049	7,000	6,811
[12]	Mesquite Independent School District GO	5.000%	8/15/2049	5,000	5,180
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	190	140
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	110	77
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	45	27
[12]	Midland Independent School District GO	4.000%	2/15/2040	4,580	4,480
[12]	Midland Independent School District GO	4.000%	2/15/2042	2,285	2,213
[12]	Midland Independent School District GO	5.000%	2/15/2047	6,140	6,418
[12]	Midland Independent School District GO	5.000%	2/15/2050	920	930
[12]	Midland Independent School District GO	4.000%	2/15/2054	10,315	9,132
[12]	Midland Independent School District GO, Prere.	5.000%	2/15/2028	130	134
[12]	Midland Independent School District GO, Prere.	5.000%	2/15/2028	920	950
	Midland TX GO	5.000%	3/1/2047	5,515	5,659
[12]	Midlothian Independent School District GO	4.375%	2/15/2056	9,865	9,177
[12]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/2032	1,415	1,346
	Montgomery County TX GO	4.500%	3/1/2050	4,500	4,252
[12]	Montgomery Independent School District GO	4.000%	2/15/2045	10,990	10,166
[12]	Montgomery Independent School District GO	4.000%	2/15/2048	6,965	6,305
[12]	Montgomery Independent School District GO	4.000%	2/15/2053	6,840	6,001
[12]	New Braunfels Independent School District GO	4.000%	2/1/2052	13,880	12,329
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	1,000	850
	New Braunfels TX Utility System Electric Power & Light Revenue	5.250%	7/1/2059	5,000	5,253
[12]	New Caney Independent School District GO	2.000%	2/15/2040	1,430	1,019
[12]	New Caney Independent School District GO	5.000%	2/15/2048	1,995	2,061
[12]	New Caney Independent School District GO	4.000%	2/15/2049	8,405	7,687
[12]	New Caney Independent School District GO	4.000%	2/15/2054	6,460	5,710
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2051	45	46
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2057	5,050	4,121
[12]	North East TX Independent School District GO	5.250%	2/1/2029	4,310	4,570
[2]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/2026	1,515	1,528
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	5,945	4,895
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/2041	10,000	9,286
	North Texas Municipal Water District Water Revenue	5.000%	6/1/2053	15,585	16,003
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	4,000	4,102
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2028	6,500	6,791
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2029	4,545	4,829
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2031	3,645	3,973
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2032	4,010	4,411
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2033	2,250	2,135
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2033	15,000	16,640
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	4,860	5,419
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	5,000	5,324
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2044	4,000	4,242
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/2046	2,110	1,932
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2051	4,000	4,142
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	10,000	10,298
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	4,000	4,036
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,520	1,534
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	7,200	7,264
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	14,635	15,075
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	6,525	6,736
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	3,375	3,550
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	2,530	2,694
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,345	6,783
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	9,850	10,619
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,410	3,695
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	4,815	5,191
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	545	549
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	12,070	13,137
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,340	1,350
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	18,015	19,755
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	2,070	2,303
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	5,005	5,516
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	2,595	2,887
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	13,515	14,783
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	4,350	4,351
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	615	616
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	2,600	2,604
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	5,225	5,682
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	1,455	1,463
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	3,000	3,242
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	220	213
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	2,415	2,485
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	720	733
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2038	4,435	4,764
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	5,030	4,809
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	255	256
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	260	264
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	2,165	2,288
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	11,375	11,097
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	7,800	8,194
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	105	97
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	5,495	5,834
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	30	32
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	1,800	1,657
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	18,670	18,894
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	9,950	9,989
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	3,745	3,437
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	1,515	1,622
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	6,490	6,546
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	1,080	1,090
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	14,010	14,045
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/2049	1,205	1,087
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	2,930	2,039
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,670	13,487
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2027	1,530	1,544
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/2031	2,515	2,933
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	8,180	7,847
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	1,635	1,519
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	2,725	2,444
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	6,630	5,729
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	180	150
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	20,605	16,428
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	6,015	4,601
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	710	519
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,550	7,342
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	3,345	2,210
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	8,265	5,172
[12]	Northside Independent School District GO	2.375%	8/15/2045	14,850	10,309
[12]	Northside Independent School District GO	4.125%	8/15/2054	5,355	4,830
[12]	Northside Independent School District GO	5.000%	8/15/2055	5,860	6,030
[12]	Northside Independent School District GO	4.375%	8/15/2056	9,405	8,779
[12]	Northside Independent School District GO PUT	3.000%	8/1/2026	3,730	3,730
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	3,625	3,589
[12]	Northside Independent School District GO PUT	3.550%	6/1/2028	24,775	24,876
[12]	Northside Independent School District GO PUT	3.100%	8/1/2029	6,220	6,202
[12]	Northwest Independent School District GO	4.000%	2/15/2045	8,375	7,897
[12]	Northwest Independent School District GO	4.000%	2/15/2048	1,785	1,646
[12]	Northwest Independent School District GO	5.000%	2/15/2048	4,895	5,015
[12]	Northwest Independent School District GO	5.000%	2/15/2048	7,665	7,845
[12]	Northwest Independent School District GO	5.000%	2/15/2049	9,950	10,258
[12]	Northwest Independent School District GO	5.000%	2/15/2049	25,935	26,738
[12]	Northwest Independent School District GO	5.000%	2/15/2050	10,000	10,357
[12]	Northwest Independent School District GO	5.000%	2/15/2055	8,620	8,862
[12]	Northwest Independent School District GO	5.250%	2/15/2055	15,000	15,716
[12]	Pasadena Independent School District GO	5.000%	2/15/2038	1,590	1,685
[12]	Pasadena Independent School District GO	5.000%	2/15/2047	325	333
[12]	Pasadena Independent School District GO	4.000%	2/15/2052	10,015	8,947
[12]	Pasadena Independent School District GO	4.250%	2/15/2053	525	483
[12]	Pearland Independent School District GO	5.000%	2/15/2031	6,155	6,664
[12]	Pearland Independent School District GO	5.000%	2/15/2032	7,690	8,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pearland TX GO	5.250%	9/1/2055	2,000	2,066
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,500	1,632
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	3,855	3,950
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	6,660	6,805
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	1,430	1,552
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	1,695	1,845
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	6,395	7,047
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	9,985	10,980
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	2,800	3,107
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	1,245	1,360
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	1,775	1,931
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	22,630	25,253
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2035	4,115	4,699
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	10,000	11,238
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	1,285	1,409
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2037	5,000	5,738
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	6,730	7,331
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	6,135	6,682
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	5,240	5,599
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	1,065	1,036
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	3,855	4,103
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	10	11
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2048	6,750	7,011
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2051	30	31
	Pflugerville Independent School District GO	5.000%	2/15/2039	5,115	5,403
	Pflugerville Independent School District GO	5.000%	2/15/2048	7,305	7,402
	Pflugerville TX GO	1.750%	8/1/2034	800	651
	Pflugerville TX GO	4.125%	8/1/2053	3,505	3,097
	Pflugerville TX GO	5.000%	8/1/2053	380	386
[12]	Plano Independent School District GO	5.000%	2/15/2027	4,000	4,050
[12]	Plano Independent School District GO	5.000%	2/15/2027	8,750	8,859
[12]	Plano Independent School District GO	5.000%	2/15/2028	2,000	2,070
[12]	Plano Independent School District GO	5.000%	2/15/2030	3,870	4,141
	Plano Independent School District GO	5.000%	2/15/2036	1,985	2,139
	Plano Independent School District GO	5.000%	2/15/2038	1,270	1,354
	Plano Independent School District GO	3.625%	2/15/2039	3,000	2,750
	Plano Independent School District GO	3.750%	2/15/2040	3,000	2,759
	Plano Independent School District GO	5.000%	2/15/2041	3,145	3,306
	Plano Independent School District GO	5.000%	2/15/2042	2,205	2,312
	Plano Independent School District GO	5.000%	2/15/2043	4,045	4,231
	Plano TX GO	2.000%	9/1/2038	1,975	1,475
[12]	Port Arthur Independent School District GO	5.000%	2/15/2055	8,000	8,191
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	8,045	7,277
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	8,060	8,287
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	20,500	20,900
[12]	Princeton Independent School District GO	5.250%	2/15/2055	5,000	5,203
[12]	Prosper Independent School District GO	5.000%	2/15/2047	10	10
[12]	Prosper Independent School District GO	4.000%	2/15/2048	2,615	2,397
[12]	Prosper Independent School District GO	4.000%	2/15/2049	1,645	1,500
[12]	Prosper Independent School District GO	5.000%	2/15/2049	70	71
[12]	Prosper Independent School District GO	2.250%	2/15/2052	6,110	3,589
[12]	Prosper Independent School District GO	4.000%	2/15/2054	6,805	6,015
[12]	Prosper Independent School District GO	5.250%	2/15/2055	7,450	7,814
[12]	Richardson Independent School District GO	4.000%	2/15/2049	3,500	3,201
[12]	Rockwall Independent School District GO	4.000%	2/15/2053	2,130	1,881
[12]	Round Rock Independent School District GO	5.000%	8/1/2030	3,820	4,043
[12]	Round Rock Independent School District GO	3.000%	8/1/2033	490	462
[12]	Round Rock Independent School District GO	4.000%	8/1/2044	55	53
[3,12]	Royal Independent School District GO	5.000%	2/15/2051	6,000	6,161
[3,12]	Royal Independent School District GO	5.000%	2/15/2056	16,000	16,271
[12]	Royse City TX Independent School District GO	5.000%	2/15/2053	3,145	3,209
[12]	Royse TX City Independent School District GO	5.000%	2/15/2048	25	26
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	4,980	4,880
[12]	Salado Independent School District GO	4.250%	2/15/2054	5,000	4,585
[12]	San Angelo Independent School District GO	5.250%	2/15/2050	2,675	2,810
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/2054	3,585	2,307
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	7,705	8,300
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	5,130	5,502
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	12,325	11,569
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	425	439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	225	233
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	500	500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	13,330	13,350
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	670	671
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	9,015	9,618
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	5,000	5,398
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	8,010	8,729
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	7,000	7,686
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	7,000	7,773
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,370	1,432
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	5,000	5,567
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	2,040	1,808
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	16,580	18,178
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	1,850	1,932
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,930	4,088
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,735	2,837
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	875	928
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	5,000	5,350
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2041	3,125	3,347
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2042	20	21
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	715	766
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	4,250	4,415
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	1,180	1,259
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	65	67
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2046	9,700	10,201
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	4,060	3,628
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2047	6,355	6,380
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	3,605	3,683
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	1,000	1,014
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	6,000	6,170
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,220	7,559
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,925	8,297
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,500	7,871
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/2049	5,000	5,335
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/2050	10	11
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	7,110	7,255
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	10,000	10,204
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	5,075	5,282
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	3,845	3,846
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	11,960	11,860
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	21,610	21,493
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	10,315	10,164
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	9,005	8,834
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	13,180	12,828
	San Antonio TX GO	3.000%	8/1/2035	240	220
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2026	4,120	4,123
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2027	2,750	2,818
[12]	San Antonio TX Independent School District GO	4.000%	2/15/2045	8,650	8,012
[12]	San Antonio TX Independent School District GO	2.250%	8/15/2046	2,000	1,323
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2048	1,540	1,540
	San Antonio Water System Water Revenue	5.000%	5/15/2033	740	743
	San Antonio Water System Water Revenue	4.000%	5/15/2040	10,000	9,248
	San Antonio Water System Water Revenue	5.250%	5/15/2048	8,215	8,688
	San Antonio Water System Water Revenue	4.000%	5/15/2050	10,700	9,355
	San Antonio Water System Water Revenue	5.250%	5/15/2052	10,000	10,522
	San Jacinto Community College District GO	4.000%	2/15/2041	3,450	3,272
	San Jacinto Community College District GO	4.000%	2/15/2046	10	9
[12]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	3,990	4,197
[12]	Sanger Independent School District GO	4.000%	8/15/2047	7,305	6,659
[12]	Sanger Independent School District GO	4.000%	8/15/2052	7,115	6,228
	Seguin TX GO	5.500%	9/1/2049	5,000	5,438
	Seguin TX GO	5.500%	9/1/2054	4,000	4,304
	Seguin TX GO	5.250%	9/1/2058	6,055	6,273
	Seguin TX GO	5.500%	9/1/2059	11,030	11,804
[2]	Sheldon Independent School District GO	5.000%	2/15/2029	1,675	1,754
[12]	Sherman TX Independent School District GO	5.000%	2/15/2048	3,100	3,190
[12]	Sherman TX Independent School District GO	5.000%	2/15/2053	8,500	8,664
[12]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,500	1,320
	Smith County TX GO	5.000%	8/15/2043	260	272
[12]	Socorro Independent School District GO	4.000%	8/15/2044	1,450	1,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Southwest Independent School District GO	4.000%	2/1/2053	7,370	6,448
[12]	Spring Branch Independent School District GO	5.000%	2/1/2027	8,350	8,444
[12]	Spring Branch Independent School District GO	5.000%	2/1/2028	5,000	5,167
[12]	Spring Branch Independent School District GO	5.000%	2/1/2029	6,820	7,191
[12]	Spring Branch Independent School District GO	4.500%	2/1/2047	4,740	4,705
	Spring Independent School District GO	5.000%	8/15/2047	30	31
[12]	Spring Independent School District GO	5.250%	8/15/2048	10,000	10,596
[12]	Spring Independent School District GO	5.250%	8/15/2049	16,000	16,881
	Spring Independent School District GO	4.000%	8/15/2052	16,355	14,069
[12]	Spring Independent School District GO	5.250%	8/15/2055	15,750	16,401
	Stephen F Austin State University College & University Revenue	4.000%	10/15/2048	15,900	13,911
	Tarrant County College District GO	5.000%	8/15/2040	7,450	7,831
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.850%	8/3/2026	9,895	9,895
[8]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.900%	8/3/2026	3,500	3,500
	Tarrant County TX GO	4.000%	7/15/2047	2,975	2,707
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.250%	9/1/2055	200	185
	Tarrant Regional Water District Water Supply System Water Revenue	4.625%	3/1/2056	4,635	4,566
[12]	Taylor County Wylie Independent School District GO	4.000%	2/15/2049	2,390	2,195
	Temple TX GO	2.125%	8/1/2039	1,720	1,236
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,255	1,276
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,285	1,307
	Texas A&M University College & University Revenue	3.000%	5/15/2041	325	270
[12]	Texas City TX Independent School District GO	4.000%	8/15/2053	3,710	3,258
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	2,170	2,178
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2030	1,055	1,059
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	8,300	9,190
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	7,345	8,207
[3]	Texas Department of Transportation State Highway Fund Highway Revenue	5.000%	4/1/2031	15,385	16,777
[3]	Texas Department of Transportation State Highway Fund Highway Revenue	5.000%	4/1/2032	3,895	4,292
	Texas GO	5.000%	10/1/2026	1,045	1,047
	Texas GO	5.000%	10/1/2026	8,970	9,004
	Texas GO	5.000%	10/1/2027	16,000	16,439
	Texas GO	5.000%	10/1/2027	4,500	4,624
	Texas GO	3.200%	10/1/2028	7,450	7,450
	Texas GO	5.000%	10/1/2029	21,500	22,890
	Texas GO	5.000%	10/1/2030	295	302
	Texas GO	5.000%	10/1/2030	190	194
	Texas GO	5.000%	10/1/2030	1,850	1,998
	Texas GO	5.000%	10/1/2031	620	634
	Texas GO	5.000%	10/1/2031	1,315	1,344
	Texas GO	5.000%	10/1/2031	12,600	13,772
	Texas GO	5.000%	10/1/2031	4,750	5,190
	Texas GO	2.250%	8/1/2032	1,000	920
	Texas GO	5.000%	10/1/2032	6,095	6,222
	Texas GO	5.000%	10/1/2032	55	56
	Texas GO	5.000%	10/1/2032	4,285	4,727
	Texas GO	5.000%	10/1/2032	6,750	7,440
	Texas GO	2.250%	8/1/2033	1,000	904
	Texas GO	5.000%	10/1/2033	6,165	6,288
	Texas GO	5.000%	10/1/2033	110	112
	Texas GO	5.000%	10/1/2034	1,540	1,569
	Texas GO	5.000%	10/1/2034	105	107
	Texas GO	5.000%	10/1/2034	6,155	6,891
	Texas GO	2.000%	8/1/2035	2,000	1,683
	Texas GO	5.000%	10/1/2035	4,845	5,444
	Texas GO	2.000%	8/1/2036	3,000	2,459
	Texas GO	5.000%	10/1/2036	4,485	4,560
	Texas GO	5.000%	10/1/2039	13,000	14,173
	Texas GO	5.000%	8/1/2041	3,000	3,002
	Texas GO	5.000%	10/1/2041	15,845	17,107
	Texas GO	5.000%	10/1/2042	10,070	10,836
	Texas GO	5.000%	10/1/2043	12,115	12,992
	Texas GO	5.000%	10/1/2044	12,485	13,321
	Texas GO	4.750%	2/1/2056	7,500	7,508
	Texas GO PUT	2.800%	10/1/2030	31,560	31,101
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2035	1,105	1,001
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/2037	2,100	1,610
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2039	3,705	3,071
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	3,050	2,225
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	245	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2032	465	485
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	1,650	1,719
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	5,110	5,307
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	405	420
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	3,920	4,248
	Texas State University System College & University Revenue	5.000%	3/15/2027	2,585	2,623
	Texas State University System College & University Revenue	5.000%	3/15/2027	325	330
	Texas State University System College & University Revenue	5.000%	3/15/2028	3,920	3,970
[3]	Texas State University System College & University Revenue	5.000%	3/15/2028	3,660	3,754
	Texas State University System College & University Revenue	5.000%	3/15/2029	1,565	1,585
[3]	Texas State University System College & University Revenue	5.000%	3/15/2029	3,345	3,477
	Texas State University System College & University Revenue	5.000%	3/15/2030	7,000	7,477
	Texas State University System College & University Revenue	5.000%	3/15/2030	500	534
	Texas State University System College & University Revenue	5.000%	3/15/2031	810	820
	Texas State University System College & University Revenue	5.250%	3/15/2054	14,560	15,062
	Texas State University System College & University Revenue	5.250%	3/15/2056	2,460	2,557
	Texas Tech University System College & University Revenue	4.250%	2/15/2055	2,500	2,289
	Texas Transportation Commission GO	5.000%	4/1/2028	2,210	2,296
	Texas Transportation Commission GO	5.000%	4/1/2029	2,960	3,128
	Texas Transportation Commission GO	5.000%	4/1/2029	5,000	5,283
	Texas Transportation Commission GO	5.000%	4/1/2030	5,000	5,361
	Texas Transportation Commission GO	5.000%	4/1/2031	3,550	3,852
	Texas Transportation Commission GO	5.000%	4/1/2032	5,565	6,099
	Texas Transportation Commission GO	5.000%	4/1/2034	5,000	5,567
	Texas Transportation Commission GO	5.000%	4/1/2036	6,000	6,733
	Texas Transportation Commission GO	5.000%	4/1/2037	6,000	6,680
	Texas Transportation Commission GO	5.000%	4/1/2039	3,795	4,160
	Texas Transportation Commission GO	5.000%	4/1/2040	6,120	6,659
	Texas Transportation Commission GO	5.000%	4/1/2041	8,410	9,098
	Texas Transportation Commission GO	5.000%	4/1/2046	11,800	12,453
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2046	1,000	361
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2047	2,000	679
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2048	1,000	319
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2049	5,750	1,720
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2050	2,085	586
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2051	5,195	1,370
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	5,225	1,293
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2053	500	117
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	2,500	2,440
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	4,040	4,478
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2041	5,035	5,383
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2042	50	53
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	1,845	1,956
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	20	21
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	6,870	7,260
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2050	20,000	20,691
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2050	5,235	5,525
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2055	5,010	5,237
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	13,450	14,349
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	6,615	6,796
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	6,540	6,710
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,150	5,158
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	3,890	4,055
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	4,030	4,128
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	785	790
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,815	1,815
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	10,285	10,696
	Texas Water Development Board Water Revenue	5.000%	8/1/2033	1,195	1,276
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	450	427
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,620	1,629
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	7,930	7,949
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	2,450	2,458
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	970	890
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	685	687
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	4,260	4,262
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	6,655	6,658
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	3,205	3,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	3,940	3,906
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	5,455	5,463
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	320	317
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	670	695
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	2,725	2,673
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	325	325
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	3,140	3,403
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	240	239
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	4,120	4,227
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	60	65
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,000	843
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	1,620	1,669
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,190	5,599
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,170	1,790
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	11,900	11,270
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	3,570	3,656
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	3,655	3,756
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	5,910	6,348
	Texas Water Development Board Water Revenue	5.000%	8/1/2041	165	174
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	10,815	10,158
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	13,860	13,389
	Texas Water Development Board Water Revenue	4.250%	10/15/2041	5,445	5,429
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	1,455	1,388
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	1,565	1,602
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	5,020	5,091
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	85	91
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	28,560	26,675
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	2,505	2,541
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	50	47
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	2,780	2,598
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	485	512
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	75	79
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	130	138
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	17,480	16,219
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	340	315
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	10,155	10,176
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	6,860	6,863
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	890	891
	Texas Water Development Board Water Revenue	5.250%	10/15/2046	100	100
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	8,140	7,701
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	320	323
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	6,000	6,197
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	3,530	3,177
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	7,510	7,586
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	11,635	10,386
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	7,910	8,171
	Texas Water Development Board Water Revenue	4.000%	10/15/2050	45	40
	Texas Water Development Board Water Revenue	4.750%	10/15/2050	29,405	29,276
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	13,270	11,759
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	16,425	14,516
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	8,500	7,822
	Texas Water Development Board Water Revenue	4.000%	10/15/2052	35	30
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	12,205	12,154
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	605	620
	Texas Water Development Board Water Revenue	4.375%	10/15/2054	8,000	7,463
	Texas Water Development Board Water Revenue	4.750%	10/15/2055	21,475	21,029
	Texas Water Development Board Water Revenue	4.375%	10/15/2059	4,000	3,665
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	15,875	16,195
[12]	Tomball Independent School District GO	5.000%	2/15/2048	1,765	1,817
[12]	Tomball Independent School District GO	4.500%	2/15/2051	3,290	3,197
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	575	561
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2032	630	605
	University of Houston College & University Revenue	5.000%	2/15/2028	165	171
	University of Houston College & University Revenue	5.000%	2/15/2029	135	135
	University of Houston College & University Revenue	5.000%	2/15/2030	14,460	15,457
	University of Houston College & University Revenue	5.000%	2/15/2032	5,385	5,900
	University of Houston College & University Revenue	5.000%	2/15/2036	85	85
	University of Houston College & University Revenue	5.000%	2/15/2037	20	20
	University of Houston College & University Revenue	5.000%	2/15/2042	1,615	1,691
	University of North Texas System College & University Revenue	5.000%	4/15/2047	6,945	7,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Venus Independent School District GO	3.000%	8/15/2041	1,535	1,281
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2049	3,050	3,153
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	5,500	4,756
[12]	Waco Independent School District GO	4.125%	8/15/2053	1,625	1,471
	Waco TX GO	5.000%	2/1/2049	5,335	5,485
	Waco TX GO	5.250%	2/1/2054	11,000	11,398
[12]	Waller Consolidated Independent School District GO	3.000%	2/15/2039	1,000	851
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2044	2,025	1,901
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2048	1,230	1,128
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	1,450	1,298
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	4,020	3,539
[12]	Waller Consolidated Independent School District GO	5.250%	2/15/2056	45	47
[12]	Waxahachie Independent School District GO	4.000%	2/15/2049	700	640
[12]	Waxahachie Independent School District GO	4.250%	2/15/2053	2,250	2,087
	Weatherford College of the Parker County Junior College District College & University Revenue	5.250%	8/1/2050	9,330	9,708
	Weatherford College of the Parker County Junior College District College & University Revenue	5.000%	8/1/2055	3,295	3,347
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	10,165	8,215
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	120	76
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	1,100	1,022
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2045	1,465	1,301
	Williamson County TX GO	4.000%	2/15/2028	18,440	18,804
	Williamson County TX GO	5.000%	2/15/2029	6,195	6,518
	Williamson County TX GO	5.000%	2/15/2031	5,000	5,407
	Williamson County TX GO	5.000%	2/15/2033	8,500	9,356
	Williamson County TX GO	2.375%	2/15/2037	3,790	3,146
[12]	Willis Independent School District GO	4.000%	2/15/2047	1,880	1,736
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	12,030	12,603
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	3,085	3,196
[12]	Ysleta Independent School District GO	5.000%	8/15/2047	6,000	6,001
[12]	Ysleta Independent School District GO	4.000%	8/15/2050	3,985	3,538
					5,820,418
Utah (0.7%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/2031	2,565	2,460
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/2032	2,650	2,525
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/2033	2,725	2,598
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/2035	2,890	2,683
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2047	10,000	9,181
	Davis School District (Utah School Board Guaranty Program) GO	2.600%	6/1/2031	3,900	3,729
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2050	2,500	2,674
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	2,500	2,639
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2050	8,510	9,102
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	8,500	8,992
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	145	151
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	4,335	4,582
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,450	1,533
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	105	112
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,490	1,596
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,485	1,610
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	2,440	2,646
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	1,255	1,355
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	205	224
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	7,990	8,616
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	1,175	1,281
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,095	1,176
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	890	965
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	390	417
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	3,725	4,021
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,375	7,398
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	4,300	4,622
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	5,220	5,543
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,865	3,065
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	7,175	7,587
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	8,510	9,064
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	2,880	3,048
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	2,150	2,259
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,535	3,701
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	8,825	9,299
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	1,840	1,917
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	9,745	10,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	1,170	1,217
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	7,215	7,550
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	40	42
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	5,410	5,727
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	4,355	4,520
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	80	84
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,710	3,841
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	2,865	3,016
	Jordan School District GO	4.000%	6/15/2029	2,450	2,452
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	150	151
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2046	5,475	5,628
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	1,605	1,613
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2048	10	10
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2051	10,000	10,139
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2038	895	898
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2039	1,275	1,276
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2040	1,000	975
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	15	14
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	1,000	1,022
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2047	30	31
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/2037	1,975	1,564
	University of Utah College & University Revenue	4.000%	8/1/2033	440	442
	University of Utah College & University Revenue	5.000%	8/1/2046	2,035	2,109
	University of Utah College & University Revenue	5.250%	8/1/2048	1,535	1,615
	University of Utah College & University Revenue	4.000%	8/1/2051	12,440	11,023
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2037	1,570	1,695
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2038	545	585
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	410	436
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2042	6,935	7,332
	Utah GO	5.000%	7/1/2029	960	1,010
	Utah GO	5.000%	7/1/2030	1,525	1,602
	Utah GO	5.000%	7/1/2031	230	241
	Utah GO	3.000%	7/1/2033	8,650	8,304
[1]	Utah State University College & University Revenue	4.000%	12/1/2045	1,390	1,301
	Utah State University College & University Revenue	3.000%	12/1/2051	1,000	704
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	6,270	6,317
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	940	1,019
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	2,335	2,458
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	3,640	3,896
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	4,955	5,381
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	5,740	6,301
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	8,865	6,880
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	900	1,002
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	150	166
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	5,115	5,620
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	14,875	16,239
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,915	6,411
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,045	5,468
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	4,870	5,248
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	24,850	26,777
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	2,375	2,291
					336,246
Virginia (1.2%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	8/3/2026	6,685	6,685
	Albemarle County Economic Development Authority Intergovernmental Agreement Revenue (Albemarle County Projects)	4.000%	6/1/2043	6,945	6,672
	Alexandria VA GO	3.000%	7/15/2046	25	19
	Arlington County VA GO	2.500%	8/15/2029	2,040	1,986
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	1,775	1,775
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2046	410	407
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2048	7,000	7,254
	Commonwealth of Virginia GO	5.000%	6/1/2027	20,890	21,310
	Fairfax County VA GO	5.000%	10/1/2026	845	848
	Fairfax County VA Sewer Revenue	4.000%	7/15/2051	5,500	5,134
	Fairfax County VA Sewer Revenue	5.000%	7/15/2056	14,150	14,660
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	1,860	1,994
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2044	5	5
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	3,000	3,081
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	295	295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	20	19
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	1,100	1,122
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	3,100	2,794
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2057	3,990	3,563
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	3,500	3,546
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	825	845
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	9,525	9,711
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2048	4,715	4,781
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	4,080	4,241
Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/2047	4,900	5,071
Richmond VA GO	3.375%	3/1/2041	1,450	1,291
Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2030	4,000	4,286
Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2031	8,180	8,891
Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2032	5,000	5,488
Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2033	9,260	10,270
Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2037	3,000	3,365
Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2054	4,475	4,597
Richmond VA Public Utility Natural Gas Revenue	4.250%	1/15/2056	4,250	4,098
University of Virginia College & University Revenue	5.000%	4/1/2038	1,925	1,947
University of Virginia College & University Revenue	5.000%	4/1/2039	2,590	2,618
University of Virginia College & University Revenue	5.000%	4/1/2042	35	35
University of Virginia College & University Revenue	5.000%	4/1/2044	5,135	5,177
University of Virginia College & University Revenue	3.570%	4/1/2045	6,000	5,363
University of Virginia College & University Revenue	5.000%	4/1/2047	6,000	6,041
University of Virginia College & University Revenue	2.180%	11/1/2051	19,470	11,931
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/2048	4,345	4,052
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2035	2,000	1,856
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	55	55
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	550	522
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2035	5,430	5,018
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	5,080	4,620
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	280	250
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	3,125	2,736
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	930	797
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	1,320	1,336
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	2,590	2,621
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	525	544
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	3,250	3,366
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	175	177
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	715	741
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	5,100	5,268
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	945	996
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	3,230	3,403
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	695	732
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	10,740	11,074
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,430	1,529
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	4,215	4,508
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,780	1,871
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,260	1,272
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	11,885	12,238
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	730	791
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	240	231
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	4,215	4,621
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	4,530	5,016
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	40	40
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,490	3,838
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,350	3,684
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	2,020	1,891
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	2,030	2,223
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	4,380	4,797
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	265	286
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	2,000	2,179
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,330	1,432
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	535	574
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2038	5,480	5,853
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2039	80	86
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	20	21
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	1,650	1,757
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2041	2,100	2,224
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	120	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	130	137
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2042	5,015	5,367
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	135	135
	Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	605	606
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	13,125	14,223
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	9,260	10,035
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	16,575	18,170
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	7,405	8,199
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	3,050	2,930
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	11,205	10,604
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	195	197
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	1,250	1,071
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	125	105
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	2,930	2,985
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	1,745	1,796
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	9,200	9,462
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	2,125	2,176
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2033	585	598
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	2,520	2,536
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	280	282
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	250	251
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	3,500	3,331
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2036	9,395	8,477
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	4,000	3,337
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	2,030	2,227
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	17,055	17,545
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/2027	1,545	1,549
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/2030	6,265	6,281
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	225	226
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	1,015	1,030
[3]	Virginia Commonwealth University College & University Revenue	5.000%	5/1/2036	14,475	16,291
	Virginia Port Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	7,500	7,866
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	4,355	4,355
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	1,185	1,185
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	2,675	2,739
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	620	634
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	5,690	6,214
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2032	7,480	8,126
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	1,520	1,647
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	185	188
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	435	469
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2038	6,065	6,506
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	8,885	8,776
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2040	8,450	8,302
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	1,000	971
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/2029	7,405	7,841
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2028	7,430	7,771
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2026	8,000	8,029
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	13,000	13,360
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2028	5,015	5,262
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2031	1,500	1,594
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2033	1,395	1,475
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	150	145
	Virginia Resources Authority Miscellaneous Revenue	3.250%	11/1/2046	250	205
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	1,520	1,581
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/2058	2,150	1,985
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	3,000	2,812
					558,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington (3.1%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2041	8,230	8,251
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	12,030	13,403
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	1,745	1,795
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/2028	5	5
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	1,195	1,253
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	5,705	6,083
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	1,635	1,770
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	380	416
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2033	4,655	5,055
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	325	352
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	3,795	3,444
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	635	681
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	1,475	1,429
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	1,070	1,119
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	24,255	23,030
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	295	271
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	10,000	10,435
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	3,510	3,582
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	4,140	4,298
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	6,830	7,090
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	2,610	2,811
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	3,000	3,232
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	4,805	4,980
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	6,000	6,537
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,220	2,297
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,795	2,893
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	10,115	10,274
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	1,195	1,235
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	3,465	3,577
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	2,460	2,539
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	1,375	1,520
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,340	4,772
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,000	4,184
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,485	4,757
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	1,330	1,478
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	6,605	7,410
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	7,410	8,002
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	2,295	2,506
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	2,435	2,574
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,245	2,408
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	7,180	7,779
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	1,140	1,186
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	1,815	1,882
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	9,795	10,527
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	10,445	11,323
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	3,030	3,354
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	25	26
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	260	278
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	7,975	8,582
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	11,105	11,691
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	11,685	12,519
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	3,155	3,307
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	220	237
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	5,245	5,677
	Energy Northwest Nuclear Revenue	4.000%	7/1/2042	1,660	1,620
	Energy Northwest Nuclear Revenue	5.000%	7/1/2042	1,175	1,259
	Energy Northwest Nuclear Revenue	5.000%	7/1/2042	10,000	10,777
	Energy Northwest Nuclear Revenue	5.000%	7/1/2043	7,000	7,511
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	625	638
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	2,415	2,466
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	4,375	4,468
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,195	6,325
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,060	6,324
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2031	2,500	2,724
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	5,205	5,732
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	4,630	5,099
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2033	790	879
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2036	5,005	5,628
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	815	832

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	1,370	1,430
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	8,230	8,403
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2034	34,805	38,911
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	8,400	9,146
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2041	34,430	37,265
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2042	4,500	4,850
Fircrest Properties Lease (Abatement) Revenue	5.500%	6/1/2049	5	5
Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	1,080	1,190
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	2,495	2,515
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	1,105	1,136
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	4,320	4,551
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	7,640	8,221
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	2,575	2,763
King County Public Hospital District No. 2 GO	4.000%	12/1/2045	5	5
King County School District No. 210 Federal Way GO	5.000%	12/1/2030	1,380	1,420
King County School District No. 210 Federal Way GO	3.000%	12/1/2039	130	110
King County School District No. 403 Renton GO	4.000%	12/1/2039	6,680	6,548
King County School District No. 403 Renton GO	4.000%	12/1/2041	1,955	1,902
King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2030	1,310	1,423
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	490	490
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	7,510	7,520
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	5,830	6,062
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	1,975	1,990
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	870	885
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	215	221
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	595	615
King County WA GO	5.000%	1/1/2032	3,970	4,317
King County WA Sewer Revenue	4.000%	7/1/2038	5,000	4,972
King County WA Sewer Revenue	4.000%	7/1/2040	10,000	9,747
King County WA Sewer Revenue	4.000%	7/1/2041	12,125	11,778
King County WA Sewer Revenue	4.000%	7/1/2041	2,450	2,380
King County WA Sewer Revenue	4.000%	7/1/2045	15	14
King County WA Sewer Revenue	5.250%	1/1/2055	5,000	5,208
King County WA Sewer Revenue VRDO	3.080%	8/3/2026	2,800	2,800
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/2041	6,680	6,463
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	3,845	3,983
Pierce County School District No. 320 Sumner GO	5.000%	12/1/2041	500	536
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	5,000	5,323
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/2030	675	676
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	2,760	2,972
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	7,030	7,656
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/2044	755	706
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	800	743
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	85	92
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2041	1,035	1,008
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	2,465	2,379
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	370	342
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	600	550
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	350	362
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2047	2,210	2,016
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2048	3,295	3,399
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2051	2,750	2,491
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2053	1,850	1,890
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	2,950	3,023
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.250%	2/1/2055	11,265	11,788
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.250%	12/1/2055	1,230	1,281
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	1,345	1,447
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	1,810	1,886
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2037	555	563
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	885	894
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	10,445	10,508
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	15,945	15,045
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2046	395	407
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2049	3,175	3,257
University of Washington College & University Revenue	5.000%	4/1/2037	5,020	5,568
University of Washington College & University Revenue	4.000%	12/1/2041	6,715	6,494
University of Washington College & University Revenue	3.125%	7/1/2042	3,345	2,721
University of Washington College & University Revenue	5.000%	4/1/2043	1,000	1,007
University of Washington College & University Revenue	3.250%	7/1/2043	125	102
University of Washington College & University Revenue PUT	4.000%	8/1/2027	3,700	3,717

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/2026	1,800	1,800
Washington GO	5.000%	8/1/2026	1,300	1,300
Washington GO	4.000%	7/1/2027	1,155	1,169
Washington GO	4.000%	7/1/2027	350	354
Washington GO	5.000%	7/1/2027	570	582
Washington GO	5.000%	7/1/2027	10,000	10,214
Washington GO	5.000%	7/1/2027	22,000	22,470
Washington GO	5.000%	8/1/2027	1,795	1,837
Washington GO	5.000%	8/1/2027	10,190	10,428
Washington GO	4.000%	7/1/2028	380	390
Washington GO	4.000%	7/1/2028	1,170	1,199
Washington GO	5.000%	7/1/2028	8,200	8,558
Washington GO	5.000%	7/1/2028	4,700	4,905
Washington GO	5.000%	8/1/2028	1,660	1,698
Washington GO	5.000%	8/1/2028	1,950	1,950
Washington GO	5.000%	8/1/2028	5,555	5,808
Washington GO	5.000%	8/1/2028	1,815	1,898
Washington GO	5.000%	2/1/2029	1,225	1,292
Washington GO	4.000%	7/1/2029	14,600	15,098
Washington GO	4.000%	7/1/2029	2,515	2,601
Washington GO	5.000%	7/1/2029	1,190	1,264
Washington GO	5.000%	7/1/2029	1,125	1,195
Washington GO	5.000%	7/1/2029	380	404
Washington GO	5.000%	8/1/2029	540	552
Washington GO	5.000%	8/1/2029	4,310	4,584
Washington GO	5.000%	8/1/2029	2,910	3,095
Washington GO	5.000%	8/1/2029	10,000	10,636
Washington GO	5.000%	7/1/2030	10,095	10,874
Washington GO	5.000%	7/1/2030	7,700	8,294
Washington GO	5.000%	7/1/2030	10,000	10,772
Washington GO	5.000%	8/1/2030	2,460	2,460
Washington GO	5.000%	8/1/2030	535	547
Washington GO	5.000%	8/1/2030	3,100	3,169
Washington GO	5.000%	8/1/2030	2,500	2,555
Washington GO	5.000%	8/1/2030	1,180	1,273
Washington GO	5.000%	8/1/2030	5,000	5,392
Washington GO	5.000%	7/1/2031	3,390	3,698
Washington GO	5.000%	8/1/2031	2,080	2,125
Washington GO	5.000%	8/1/2031	2,935	2,935
Washington GO	5.000%	8/1/2031	650	664
Washington GO	5.000%	8/1/2031	9,125	9,965
Washington GO	5.000%	7/1/2032	10,645	11,740
Washington GO	5.000%	8/1/2032	6,085	6,211
Washington GO	5.000%	8/1/2032	20	20
Washington GO	5.000%	8/1/2032	910	1,004
Washington GO	5.000%	8/1/2032	790	872
Washington GO	5.000%	8/1/2032	12,200	13,467
Washington GO	5.000%	8/1/2032	20,000	22,077
Washington GO	5.000%	2/1/2033	1,765	1,930
Washington GO	5.000%	7/1/2033	23,710	26,413
Washington GO	5.000%	7/1/2033	10,345	11,525
Washington GO	5.000%	8/1/2033	4,375	4,463
Washington GO	5.000%	8/1/2033	2,175	2,391
Washington GO	5.000%	8/1/2033	1,355	1,382
Washington GO	5.000%	8/1/2033	5,290	5,898
Washington GO	5.000%	2/1/2034	510	555
Washington GO	5.000%	7/1/2034	700	775
Washington GO	5.000%	8/1/2034	310	310
Washington GO	5.000%	8/1/2034	2,870	3,100
Washington GO	5.000%	8/1/2034	100	111
Washington GO	5.000%	8/1/2034	770	843
Washington GO	5.000%	8/1/2034	24,965	27,944
Washington GO	5.000%	2/1/2035	6,135	6,479
Washington GO	5.000%	2/1/2035	2,080	2,253
Washington GO	5.000%	8/1/2035	730	743
Washington GO	5.000%	8/1/2035	4,280	4,666
Washington GO	5.000%	8/1/2035	425	433
Washington GO	5.000%	2/1/2036	655	707
Washington GO	5.000%	7/1/2036	1,040	1,138
Washington GO	5.000%	8/1/2036	270	289

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/2036	175	192
Washington GO	5.000%	8/1/2036	280	307
Washington GO	5.000%	8/1/2036	1,205	1,307
Washington GO	5.000%	2/1/2037	920	987
Washington GO	5.000%	2/1/2037	2,065	2,168
Washington GO	5.000%	7/1/2037	1,895	2,059
Washington GO	5.000%	8/1/2037	1,215	1,215
Washington GO	5.000%	8/1/2037	6,495	6,756
Washington GO	5.000%	8/1/2037	2,810	3,054
Washington GO	5.000%	8/1/2037	1,625	1,730
Washington GO	5.000%	8/1/2037	1,385	1,505
Washington GO	5.000%	8/1/2037	3,525	3,870
Washington GO	5.000%	2/1/2038	520	555
Washington GO	5.000%	2/1/2038	500	511
Washington GO	5.000%	2/1/2038	385	415
Washington GO	5.000%	2/1/2038	95	99
Washington GO	5.000%	2/1/2038	2,000	2,220
Washington GO	5.000%	6/1/2038	3,900	4,093
Washington GO	5.000%	7/1/2038	20	22
Washington GO	5.000%	8/1/2038	1,685	1,771
Washington GO	5.000%	8/1/2038	1,875	1,988
Washington GO	5.000%	8/1/2038	1,055	1,140
Washington GO	5.000%	8/1/2038	775	830
Washington GO	5.000%	8/1/2038	13,290	14,496
Washington GO	5.000%	8/1/2038	3,730	4,107
Washington GO	5.000%	2/1/2039	2,315	2,460
Washington GO	5.000%	2/1/2039	580	605
Washington GO	5.000%	2/1/2039	420	429
Washington GO	5.000%	2/1/2039	6,020	6,455
Washington GO	5.000%	2/1/2039	15,365	16,918
Washington GO	5.000%	2/1/2039	7,330	7,711
Washington GO	5.000%	8/1/2039	2,115	2,115
Washington GO	5.000%	8/1/2039	1,585	1,658
Washington GO	5.000%	8/1/2039	7,530	8,084
Washington GO	5.000%	8/1/2039	135	144
Washington GO	5.000%	8/1/2039	5,450	5,900
Washington GO	5.000%	8/1/2039	4,500	4,745
Washington GO	5.000%	8/1/2039	4,765	5,158
Washington GO	5.000%	8/1/2039	4,735	5,167
Washington GO	5.000%	8/1/2039	10,000	11,005
Washington GO	5.000%	2/1/2040	2,890	3,057
Washington GO	5.000%	2/1/2040	90	94
Washington GO	5.000%	2/1/2040	505	509
Washington GO	5.000%	2/1/2040	6,500	7,109
Washington GO	5.000%	2/1/2040	8,040	8,427
Washington GO	5.000%	6/1/2040	11,065	11,535
Washington GO	5.000%	6/1/2040	7,990	8,745
Washington GO	5.000%	8/1/2040	2,110	2,202
Washington GO	5.000%	8/1/2040	4,780	5,026
Washington GO	5.000%	8/1/2040	1,390	1,474
Washington GO	5.000%	8/1/2040	7,520	8,043
Washington GO	5.000%	8/1/2040	5,315	5,730
Washington GO	5.000%	8/1/2040	3,945	4,253
Washington GO	5.000%	2/1/2041	7,160	7,537
Washington GO	5.000%	2/1/2041	970	1,005
Washington GO	5.000%	2/1/2041	60	64
Washington GO	5.000%	2/1/2041	1,200	1,252
Washington GO	5.000%	2/1/2041	50	50
Washington GO	5.000%	6/1/2041	3,070	3,192
Washington GO	5.000%	8/1/2041	2,895	3,031
Washington GO	5.000%	8/1/2041	1,255	1,307
Washington GO	5.000%	8/1/2041	20	21
Washington GO	5.000%	8/1/2041	11,485	12,233
Washington GO	5.000%	8/1/2041	1,685	1,781
Washington GO	5.000%	8/1/2041	2,610	2,801
Washington GO	5.000%	8/1/2041	7,865	8,565
Washington GO	5.000%	8/1/2041	5,000	5,445
Washington GO	5.000%	2/1/2042	3,240	3,300
Washington GO	5.000%	2/1/2042	2,460	2,545
Washington GO	5.000%	2/1/2042	10	10

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	2/1/2042	1,540	1,617
Washington GO	5.000%	2/1/2042	275	286
Washington GO	5.000%	2/1/2042	425	449
Washington GO	5.000%	2/1/2042	1,600	1,705
Washington GO	5.000%	2/1/2042	1,930	2,072
Washington GO	5.000%	8/1/2042	185	193
Washington GO	5.000%	8/1/2042	5,895	6,126
Washington GO	5.000%	8/1/2042	10,015	10,633
Washington GO	5.000%	8/1/2042	1,665	1,701
Washington GO	5.000%	8/1/2042	3,100	3,267
Washington GO	5.000%	8/1/2042	420	432
Washington GO	5.000%	8/1/2042	13,310	14,232
Washington GO	5.000%	8/1/2042	4,905	5,284
Washington GO	5.000%	2/1/2043	140	145
Washington GO	5.000%	2/1/2043	1,830	1,930
Washington GO	5.000%	2/1/2043	3,040	3,227
Washington GO	5.000%	2/1/2043	70	75
Washington GO	5.000%	2/1/2043	145	152
Washington GO	5.000%	2/1/2043	15,690	16,885
Washington GO	5.000%	8/1/2043	1,070	1,092
Washington GO	5.000%	8/1/2043	7,385	7,694
Washington GO	5.000%	8/1/2043	525	539
Washington GO	5.000%	8/1/2043	4,255	4,413
Washington GO	5.000%	8/1/2043	10,020	10,603
Washington GO	5.000%	8/1/2043	115	121
Washington GO	5.000%	8/1/2043	40	43
Washington GO	5.000%	8/1/2043	6,425	6,935
Washington GO	5.000%	2/1/2044	3,695	3,808
Washington GO	5.000%	2/1/2044	1,645	1,716
Washington GO	5.000%	2/1/2044	975	1,024
Washington GO	5.000%	2/1/2044	435	460
Washington GO	5.000%	2/1/2044	150	161
Washington GO	5.000%	8/1/2044	840	869
Washington GO	5.000%	8/1/2044	255	265
Washington GO	5.000%	8/1/2044	6,095	6,379
Washington GO	5.000%	8/1/2044	140	147
Washington GO	5.000%	8/1/2044	620	635
Washington GO	5.000%	8/1/2044	240	254
Washington GO	5.000%	8/1/2044	3,795	4,051
Washington GO	5.000%	2/1/2045	16,255	16,714
Washington GO	5.000%	2/1/2045	310	320
Washington GO	5.000%	2/1/2045	25	26
Washington GO	5.000%	2/1/2045	10	11
Washington GO	5.000%	2/1/2045	3,090	3,289
Washington GO	5.000%	6/1/2045	3,895	4,153
Washington GO	5.000%	8/1/2045	1,445	1,506
Washington GO	5.000%	8/1/2045	35	37
Washington GO	5.000%	8/1/2045	95	101
Washington GO	5.000%	8/1/2045	1,010	1,046
Washington GO	5.000%	2/1/2046	5	5
Washington GO	5.000%	2/1/2046	265	276
Washington GO	5.000%	2/1/2046	2,410	2,493
Washington GO	5.000%	8/1/2046	70	73
Washington GO	5.000%	8/1/2046	50	52
Washington GO	5.000%	8/1/2046	4,290	4,525
Washington GO	5.000%	2/1/2047	11,075	11,415
Washington GO	5.000%	2/1/2047	10,000	10,460
Washington GO	5.000%	8/1/2047	1,745	1,802
Washington GO	5.000%	8/1/2047	8,220	8,571
Washington GO	5.000%	8/1/2047	25	26
Washington GO	5.000%	8/1/2047	8,300	8,746
Washington GO	5.000%	2/1/2048	8,950	9,316
Washington GO	5.000%	8/1/2048	5,000	5,166
Washington GO	5.000%	8/1/2048	3,045	3,191
Washington GO	5.000%	8/1/2049	7,500	7,835
Washington GO	5.000%	2/1/2050	7,900	8,221
Washington GO	5.000%	6/1/2050	5,000	5,209
Washington GO	5.000%	8/1/2050	7,500	7,818
Washington GO	5.000%	2/1/2051	8,900	9,236
Washington GO	5.000%	6/1/2051	12,660	13,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	2,725	2,712
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	5,200	5,102
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	9,950	6,373
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	5,345	3,620
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	1,110	762
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	2,920	2,006
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	3,665	2,881
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	75	58
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	1,455	1,407
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	605	552
					1,508,406
West Virginia (0.0%)
[1]	Marshall University College & University Revenue	3.000%	5/1/2046	385	290
	West Virginia GO	5.000%	12/1/2041	35	36
	West Virginia GO	4.000%	6/1/2042	1,465	1,402
	West Virginia GO	4.000%	12/1/2042	1,205	1,158
	West Virginia GO	5.000%	12/1/2043	70	72
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/2034	1,180	1,159
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,705	2,751
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2047	4,625	4,272
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2047	3,035	3,121
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,025	916
					15,177
Wisconsin (0.5%)
	Dane County WI GO	2.500%	6/1/2027	1,780	1,772
	Franklin Public School District GO	4.000%	4/1/2045	10,000	9,536
	Howard-Suamico WI School District GO	1.750%	3/1/2032	4,530	3,904
	Madison WI Metropolitan School District GO	1.625%	3/1/2034	5,215	4,229
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	16,637	17,085
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	3,825	2,562
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	1,250	1,315
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2047	1,950	2,023
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2052	7,255	7,477
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/2055	1,500	1,550
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	3,890	3,899
[1]	Racine Unified School District GO	4.000%	4/1/2045	1,010	950
	Stoughton WI GO	2.375%	4/1/2027	1,205	1,198
	West De Pere School District GO	3.000%	4/1/2032	2,885	2,763
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	775	788
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	1,335	1,357
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	9,400	9,557
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/2027	155	158
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	4,650	1,822
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	3,000	870
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	3,000	655
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	20,500	3,391
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	2,510	2,565
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	2,585	2,640
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	1,610	1,645
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	850	903
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	660	711
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	4,140	4,521
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	3,910	4,315
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	5,215	5,799
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2034	2,270	2,539
	Wisconsin GO	5.000%	11/1/2026	2,640	2,655
	Wisconsin GO	5.000%	11/1/2026	2,755	2,771
	Wisconsin GO	5.000%	5/1/2027	11,280	11,479
	Wisconsin GO	5.000%	11/1/2027	2,125	2,163
	Wisconsin GO	5.000%	11/1/2027	7,260	7,389
	Wisconsin GO	5.000%	5/1/2028	560	583
	Wisconsin GO	5.000%	5/1/2028	1,285	1,337
	Wisconsin GO	5.000%	11/1/2028	4,850	4,932
	Wisconsin GO	5.000%	11/1/2028	6,480	6,589
	Wisconsin GO	5.000%	5/1/2029	1,225	1,296
	Wisconsin GO	5.000%	5/1/2030	3,130	3,364
	Wisconsin GO	5.000%	5/1/2030	885	951
	Wisconsin GO	5.000%	5/1/2030	5,000	5,373
[3]	Wisconsin GO	5.000%	5/1/2030	4,205	4,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/2031	815	888
[3]	Wisconsin GO	5.000%	5/1/2031	3,575	3,862
	Wisconsin GO	5.000%	5/1/2031	6,500	7,080
	Wisconsin GO	5.000%	5/1/2032	1,295	1,427
	Wisconsin GO	5.000%	5/1/2032	1,435	1,579
	Wisconsin GO	5.000%	5/1/2032	1,395	1,537
[3]	Wisconsin GO	5.000%	5/1/2032	2,795	3,056
	Wisconsin GO	5.000%	5/1/2033	1,730	1,924
	Wisconsin GO	5.000%	5/1/2033	2,585	2,875
	Wisconsin GO	5.000%	5/1/2034	3,320	3,674
	Wisconsin GO	5.000%	5/1/2035	9,235	10,162
	Wisconsin GO	5.000%	5/1/2035	2,105	2,344
	Wisconsin GO	5.000%	5/1/2036	2,000	2,189
	Wisconsin GO	5.000%	5/1/2036	2,860	3,165
	Wisconsin GO	5.000%	5/1/2036	1,260	1,402
	Wisconsin GO	5.000%	5/1/2036	4,765	5,386
	Wisconsin GO	5.000%	5/1/2037	6,080	6,609
	Wisconsin GO	5.000%	5/1/2038	395	426
	Wisconsin GO	5.000%	5/1/2038	28,855	31,850
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	6,455	5,801
					257,096
Wyoming (0.0%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	7,000	6,145
Total Tax-Exempt Municipal Bonds (Cost $49,404,387)					48,442,798
				Shares
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[13]	Vanguard Municipal Low Duration Fund (Cost $242,500)	2.621%		24,250,006	242,500
Total Investments (100.3%) (Cost $49,646,887)					48,685,298
Other Assets and Liabilities—Net (-0.3%)					(122,678)
Net Assets (100%)					48,562,620
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $26,579, representing 0.1% of net assets.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	48,442,798	—	48,442,798
Temporary Cash Investments	242,500	—	—	242,500
Total	242,500	48,442,798	—	48,685,298